Quarterly Report
September 30, 2019
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Fund
State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Defensive Global Equity Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2015 Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street International Value Spotlight Fund
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.1%
COMMUNICATION SERVICES — 10.0%
Activision Blizzard, Inc.	101,200	$ 5,355,504
Alphabet, Inc. Class A (a)	39,967	48,805,302
Alphabet, Inc. Class C (a)	40,287	49,109,853
AT&T, Inc.	975,140	36,899,298
Cars.com, Inc. (a)	1	9
CBS Corp. Class B	44,505	1,796,667
CenturyLink, Inc.	139,578	1,741,933
Charter Communications, Inc. Class A (a)	21,600	8,901,792
Comcast Corp. Class A	605,966	27,316,947
Discovery, Inc. Class A (a)(b)	20,703	551,321
Discovery, Inc. Class C (a)	43,704	1,075,992
DISH Network Corp. Class A (a)	27,400	933,518
Electronic Arts, Inc. (a)	40,379	3,949,874
Facebook, Inc. Class A (a)	322,293	57,393,937
Fox Corp. Class A	45,766	1,443,231
Fox Corp. Class B	20,100	633,954
Interpublic Group of Cos., Inc.	57,766	1,245,435
Netflix, Inc. (a)	57,804	15,469,507
News Corp. Class A	50,888	708,361
News Corp. Class B	11,400	162,963
Omnicom Group, Inc. (b)	30,491	2,387,445
Take-Two Interactive Software, Inc. (a)	14,300	1,792,362
T-Mobile US, Inc. (a)	42,000	3,308,340
TripAdvisor, Inc. (a)(b)	13,742	531,541
Twitter, Inc. (a)	107,300	4,420,760
Verizon Communications, Inc.	552,915	33,373,949
Viacom, Inc. Class B	51,281	1,232,282
Walt Disney Co.	240,364	31,324,237
		341,866,314
CONSUMER DISCRETIONARY — 9.8%
Advance Auto Parts, Inc.	8,700	1,438,980
Amazon.com, Inc. (a)	55,490	96,325,646
Aptiv PLC	33,419	2,921,489
AutoZone, Inc. (a)	3,276	3,553,215
Best Buy Co., Inc.	30,106	2,077,013
Booking Holdings, Inc. (a)	5,724	11,233,980
BorgWarner, Inc.	29,377	1,077,548
Capri Holdings, Ltd. (a)	17,814	590,712
CarMax, Inc. (a)	21,603	1,901,064
Carnival Corp.	53,901	2,356,013
Chipotle Mexican Grill, Inc. (a)	3,586	3,013,925
D.R. Horton, Inc.	42,897	2,261,101
Darden Restaurants, Inc.	17,271	2,041,778
Security Description	Shares	Value
Dollar General Corp.	35,313	$ 5,612,648
Dollar Tree, Inc. (a)	31,926	3,644,672
eBay, Inc.	111,245	4,336,330
Expedia Group, Inc.	18,434	2,477,714
Ford Motor Co.	517,738	4,742,480
Gap, Inc.	25,934	450,214
Garmin, Ltd.	19,240	1,629,436
General Motors Co.	167,623	6,282,510
Genuine Parts Co.	18,689	1,861,237
H&R Block, Inc. (b)	31,164	736,094
Hanesbrands, Inc. (b)	46,800	716,976
Harley-Davidson, Inc. (b)	21,016	755,946
Hasbro, Inc.	16,497	1,958,029
Hilton Worldwide Holdings, Inc.	37,700	3,510,247
Home Depot, Inc.	147,002	34,107,404
Kohl's Corp.	19,545	970,605
L Brands, Inc.	27,121	531,300
Leggett & Platt, Inc. (b)	17,054	698,191
Lennar Corp. Class A	35,606	1,988,595
LKQ Corp. (a)	46,800	1,471,860
Lowe's Cos., Inc.	103,250	11,353,370
Macy's, Inc. (b)	38,862	603,915
Marriott International, Inc. Class A	36,155	4,496,597
McDonald's Corp.	101,010	21,687,857
MGM Resorts International	70,200	1,945,944
Mohawk Industries, Inc. (a)	8,231	1,021,220
Newell Brands, Inc.	53,741	1,006,032
NIKE, Inc. Class B	166,006	15,591,283
Nordstrom, Inc. (b)	15,577	524,478
Norwegian Cruise Line Holdings, Ltd. (a)	28,500	1,475,445
NVR, Inc. (a)	460	1,709,981
O'Reilly Automotive, Inc. (a)	10,580	4,216,236
PulteGroup, Inc.	31,062	1,135,316
PVH Corp.	9,249	816,039
Ralph Lauren Corp.	6,279	599,456
Ross Stores, Inc.	49,656	5,454,712
Royal Caribbean Cruises, Ltd.	23,300	2,524,089
Starbucks Corp.	160,030	14,149,853
Tapestry, Inc.	42,528	1,107,854
Target Corp.	68,772	7,352,414
Tiffany & Co. (b)	14,999	1,389,357
TJX Cos., Inc.	159,774	8,905,803
Tractor Supply Co.	15,426	1,395,127
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,800	1,955,070
Under Armour, Inc. Class A (a)(b)	26,624	530,883
Under Armour, Inc. Class C (a)	27,575	499,935
VF Corp.	43,944	3,910,577
Whirlpool Corp.	8,402	1,330,541
Wynn Resorts, Ltd.	12,041	1,309,097
Yum! Brands, Inc.	41,402	4,696,229
		333,969,662

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES — 7.4%
Altria Group, Inc.	246,829	$ 10,095,306
Archer-Daniels-Midland Co.	76,432	3,139,062
Brown-Forman Corp. Class B	24,652	1,547,653
Campbell Soup Co. (b)	23,982	1,125,235
Church & Dwight Co., Inc.	34,400	2,588,256
Clorox Co.	17,264	2,621,884
Coca-Cola Co.	513,600	27,960,384
Colgate-Palmolive Co.	113,023	8,308,321
Conagra Brands, Inc.	68,124	2,090,044
Constellation Brands, Inc. Class A	21,850	4,529,068
Costco Wholesale Corp.	58,155	16,755,037
Coty, Inc. Class A	39,812	418,424
Estee Lauder Cos., Inc. Class A	29,241	5,817,497
General Mills, Inc.	78,242	4,312,699
Hershey Co.	19,267	2,986,192
Hormel Foods Corp. (b)	39,302	1,718,676
J.M. Smucker Co.	14,305	1,573,836
Kellogg Co.	31,928	2,054,567
Kimberly-Clark Corp.	45,327	6,438,700
Kraft Heinz Co.	86,418	2,414,087
Kroger Co.	110,442	2,847,195
Lamb Weston Holdings, Inc.	21,300	1,548,936
McCormick & Co., Inc.	16,592	2,593,330
Molson Coors Brewing Co. Class B	23,553	1,354,297
Mondelez International, Inc. Class A	192,015	10,622,270
Monster Beverage Corp. (a)	54,835	3,183,720
PepsiCo, Inc.	185,516	25,434,244
Philip Morris International, Inc.	205,712	15,619,712
Procter & Gamble Co.	334,926	41,658,096
Sysco Corp.	68,474	5,436,836
Tyson Foods, Inc. Class A	38,444	3,311,566
Walmart, Inc.	189,803	22,525,820
Walgreens Boots Alliance, Inc.	104,505	5,780,172
		250,411,122
ENERGY — 4.4%
Apache Corp.	47,855	1,225,088
Baker Hughes a GE Co.	64,179	1,488,953
Cabot Oil & Gas Corp.	55,078	967,720
Chevron Corp.	254,712	30,208,843
Cimarex Energy Co.	11,458	549,297
Concho Resources, Inc.	25,900	1,758,610
ConocoPhillips	151,227	8,616,914
Devon Energy Corp.	57,201	1,376,256
Diamondback Energy, Inc.	19,900	1,789,209
EOG Resources, Inc.	78,871	5,853,806
Exxon Mobil Corp.	565,075	39,899,946
Halliburton Co.	112,267	2,116,233
Helmerich & Payne, Inc.	13,726	550,001
Hess Corp.	32,757	1,981,143
HollyFrontier Corp.	20,000	1,072,800
Kinder Morgan, Inc.	260,750	5,374,057
Security Description	Shares	Value
Marathon Oil Corp.	104,288	$ 1,279,614
Marathon Petroleum Corp.	86,641	5,263,441
National Oilwell Varco, Inc.	55,716	1,181,179
Noble Energy, Inc.	65,925	1,480,676
Occidental Petroleum Corp.	117,773	5,237,365
ONEOK, Inc.	53,896	3,971,596
Phillips 66	59,873	6,130,995
Pioneer Natural Resources Co.	22,976	2,889,692
Schlumberger, Ltd.	185,050	6,323,158
TechnipFMC PLC	61,791	1,491,635
Valero Energy Corp.	56,123	4,783,925
Williams Cos., Inc.	166,858	4,014,603
		148,876,755
FINANCIALS — 12.6%
Affiliated Managers Group, Inc.	6,624	552,110
Aflac, Inc.	100,506	5,258,474
Allstate Corp.	45,839	4,981,782
American Express Co.	91,412	10,812,211
American International Group, Inc.	117,301	6,533,666
Ameriprise Financial, Inc.	17,644	2,595,432
Aon PLC	31,565	6,110,037
Arthur J Gallagher & Co.	23,400	2,095,938
Assurant, Inc.	7,885	992,091
Bank of America Corp.	1,118,005	32,612,206
Bank of New York Mellon Corp.	117,694	5,320,946
BB&T Corp.	102,331	5,461,405
Berkshire Hathaway, Inc. Class B (a)	261,684	54,435,506
BlackRock, Inc.	15,816	7,048,242
Capital One Financial Corp.	62,595	5,694,893
Cboe Global Markets, Inc.	14,100	1,620,231
Charles Schwab Corp.	159,204	6,659,503
Chubb, Ltd.	60,353	9,743,388
Cincinnati Financial Corp.	21,209	2,474,454
Citigroup, Inc.	301,527	20,829,485
Citizens Financial Group, Inc.	58,500	2,069,145
CME Group, Inc.	47,863	10,115,366
Comerica, Inc.	23,127	1,526,151
Discover Financial Services	42,228	3,424,268
E*TRADE Financial Corp.	31,342	1,369,332
Everest Re Group, Ltd.	5,000	1,330,450
Fifth Third Bancorp	99,062	2,712,318
First Republic Bank	20,800	2,011,360
Franklin Resources, Inc.	37,989	1,096,363
Globe Life, Inc.	12,412	1,188,573
Goldman Sachs Group, Inc.	43,146	8,941,146
Hartford Financial Services Group, Inc.	49,467	2,998,195
Huntington Bancshares, Inc.	134,391	1,917,760
Intercontinental Exchange, Inc.	74,385	6,863,504
Invesco, Ltd.	54,211	918,334
JPMorgan Chase & Co.	426,743	50,223,384
KeyCorp	128,996	2,301,289
Lincoln National Corp.	26,882	1,621,522
Loews Corp.	37,319	1,921,182

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	19,163	$ 3,027,179
MarketAxess Holdings, Inc.	5,000	1,637,500
Marsh & McLennan Cos., Inc.	69,419	6,945,371
MetLife, Inc.	106,270	5,011,693
Moody's Corp.	21,632	4,430,883
Morgan Stanley	169,775	7,244,299
MSCI, Inc.	11,000	2,395,250
Nasdaq, Inc.	14,175	1,408,286
Northern Trust Corp.	28,096	2,621,919
People's United Financial, Inc.	46,666	729,623
PNC Financial Services Group, Inc.	60,475	8,476,176
Principal Financial Group, Inc.	33,065	1,889,334
Progressive Corp.	76,649	5,921,135
Prudential Financial, Inc.	54,102	4,866,475
Raymond James Financial, Inc.	16,300	1,344,098
Regions Financial Corp.	126,346	1,998,794
S&P Global, Inc.	33,268	8,149,995
State Street Corp. (c)	51,378	3,041,064
SunTrust Banks, Inc.	57,836	3,979,117
SVB Financial Group (a)	6,700	1,399,965
Synchrony Financial	83,976	2,862,742
T Rowe Price Group, Inc.	32,555	3,719,409
Travelers Cos., Inc.	35,306	5,249,649
Unum Group	26,705	793,673
US Bancorp	191,422	10,593,293
Wells Fargo & Co.	535,103	26,990,595
Willis Towers Watson PLC	17,376	3,353,047
Zions Bancorp NA	23,195	1,032,641
		427,494,847
HEALTH CARE — 13.3%
Abbott Laboratories	238,149	19,925,927
AbbVie, Inc.	198,643	15,041,248
ABIOMED, Inc. (a)	6,600	1,174,074
Agilent Technologies, Inc.	42,393	3,248,576
Alexion Pharmaceuticals, Inc. (a)	29,273	2,866,998
Align Technology, Inc. (a)	9,600	1,736,832
Allergan PLC	43,806	7,372,112
AmerisourceBergen Corp.	19,634	1,616,467
Amgen, Inc.	80,654	15,607,355
Anthem, Inc.	33,919	8,143,952
Baxter International, Inc.	68,179	5,963,617
Becton Dickinson and Co.	35,856	9,070,134
Biogen, Inc. (a)	25,484	5,933,185
Boston Scientific Corp. (a)	184,857	7,521,831
Bristol-Myers Squibb Co.	218,004	11,054,983
Cardinal Health, Inc.	37,933	1,790,058
Celgene Corp. (a)	93,471	9,281,670
Centene Corp. (a)	53,100	2,297,106
Cerner Corp.	42,237	2,879,296
Cigna Corp.	50,641	7,686,797
Cooper Cos., Inc.	6,300	1,871,100
CVS Health Corp.	171,294	10,803,513
Danaher Corp.	85,194	12,304,569
DaVita, Inc. (a)	15,028	857,648
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	32,234	$ 1,718,394
Edwards Lifesciences Corp. (a)	27,810	6,115,697
Eli Lilly & Co.	114,072	12,756,672
Gilead Sciences, Inc.	167,752	10,632,122
HCA Healthcare, Inc.	36,700	4,419,414
Henry Schein, Inc. (a)	18,700	1,187,450
Hologic, Inc. (a)	34,300	1,731,807
Humana, Inc.	18,190	4,650,637
IDEXX Laboratories, Inc. (a)	11,800	3,208,774
Illumina, Inc. (a)	19,300	5,871,446
Incyte Corp. (a)	22,900	1,699,867
Intuitive Surgical, Inc. (a)	15,344	8,284,686
IQVIA Holdings, Inc. (a)	24,300	3,629,934
Johnson & Johnson	352,208	45,568,671
Laboratory Corp. of America Holdings (a)	12,675	2,129,400
McKesson Corp.	26,324	3,597,438
Medtronic PLC	179,393	19,485,668
Merck & Co., Inc.	344,372	28,989,235
Mettler-Toledo International, Inc. (a)	3,500	2,465,400
Mylan NV (a)	64,402	1,273,872
Nektar Therapeutics (a)(b)	21,600	393,444
PerkinElmer, Inc.	16,186	1,378,562
Perrigo Co. PLC	15,586	871,101
Pfizer, Inc.	742,933	26,693,583
Quest Diagnostics, Inc.	18,942	2,027,362
Regeneron Pharmaceuticals, Inc. (a)	10,742	2,979,831
ResMed, Inc.	20,100	2,715,711
Stryker Corp.	42,794	9,256,342
Teleflex, Inc.	6,500	2,208,375
Thermo Fisher Scientific, Inc.	54,112	15,761,202
UnitedHealth Group, Inc.	125,874	27,354,938
Universal Health Services, Inc. Class B	10,500	1,561,875
Varian Medical Systems, Inc. (a)	12,629	1,503,988
Vertex Pharmaceuticals, Inc. (a)	34,352	5,819,916
Waters Corp. (a)	9,650	2,154,169
WellCare Health Plans, Inc. (a)	6,300	1,632,771
Zimmer Biomet Holdings, Inc.	27,725	3,805,811
Zoetis, Inc.	63,020	7,851,662
		451,436,275
INDUSTRIALS — 9.1%
3M Co.	76,129	12,515,608
Alaska Air Group, Inc.	15,500	1,006,105
Allegion PLC	11,996	1,243,385
American Airlines Group, Inc.	51,300	1,383,561
AMETEK, Inc.	31,199	2,864,692
AO Smith Corp.	17,500	834,925
Arconic, Inc.	50,186	1,304,836
Boeing Co.	71,364	27,151,861
C.H. Robinson Worldwide, Inc. (b)	19,879	1,685,342
Caterpillar, Inc.	76,224	9,627,853
Cintas Corp.	10,966	2,939,985

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	26,000	$ 2,088,580
CSX Corp.	109,055	7,554,240
Cummins, Inc.	22,114	3,597,284
Deere & Co.	41,783	7,047,956
Delta Air Lines, Inc.	79,434	4,575,398
Dover Corp.	19,750	1,966,310
Eaton Corp. PLC	56,925	4,733,314
Emerson Electric Co.	82,379	5,507,860
Equifax, Inc.	16,188	2,277,166
Expeditors International of Washington, Inc.	21,176	1,573,165
Fastenal Co.	78,716	2,571,652
FedEx Corp.	31,650	4,607,290
Flowserve Corp.	17,445	814,856
Fortive Corp.	39,449	2,704,623
Fortune Brands Home & Security, Inc.	18,000	984,600
General Dynamics Corp.	31,272	5,714,333
General Electric Co.	1,149,288	10,274,635
Honeywell International, Inc.	96,178	16,273,318
Huntington Ingalls Industries, Inc.	5,400	1,143,666
IDEX Corp.	10,100	1,655,188
IHS Markit, Ltd. (a)	53,500	3,578,080
Illinois Tool Works, Inc.	39,800	6,228,302
Ingersoll-Rand PLC	31,784	3,916,107
Jacobs Engineering Group, Inc.	18,043	1,650,934
JB Hunt Transport Services, Inc.	12,900	1,427,385
Johnson Controls International PLC	105,408	4,626,357
Kansas City Southern	12,396	1,648,792
L3Harris Technologies, Inc.	29,421	6,138,397
Lockheed Martin Corp.	33,671	13,133,710
Masco Corp.	41,584	1,733,221
Nielsen Holdings PLC	46,225	982,281
Norfolk Southern Corp.	35,787	6,429,492
Northrop Grumman Corp.	21,025	7,879,960
PACCAR, Inc.	46,639	3,265,196
Parker-Hannifin Corp.	16,689	3,014,200
Pentair PLC	19,604	741,031
Quanta Services, Inc.	20,007	756,265
Raytheon Co.	37,046	7,268,055
Republic Services, Inc.	29,289	2,534,963
Robert Half International, Inc.	15,966	888,668
Rockwell Automation, Inc.	15,026	2,476,285
Rollins, Inc. (b)	17,250	587,707
Roper Technologies, Inc.	13,965	4,979,919
Snap-on, Inc.	6,640	1,039,426
Southwest Airlines Co.	64,959	3,508,436
Stanley Black & Decker, Inc.	20,657	2,983,077
Textron, Inc.	28,933	1,416,560
TransDigm Group, Inc.	6,600	3,436,422
Union Pacific Corp.	93,498	15,144,806
United Airlines Holdings, Inc. (a)	28,800	2,546,208
United Parcel Service, Inc. Class B	91,991	11,022,362
Security Description	Shares	Value
United Rentals, Inc. (a)	9,800	$ 1,221,472
United Technologies Corp.	108,379	14,795,901
Verisk Analytics, Inc.	21,300	3,368,382
W.W. Grainger, Inc.	6,457	1,918,698
Wabtec Corp.	22,666	1,628,779
Waste Management, Inc.	51,335	5,903,525
Xylem, Inc.	23,058	1,835,878
		307,878,826
INFORMATION TECHNOLOGY — 21.3%
Accenture PLC Class A	84,318	16,218,567
Adobe, Inc. (a)	64,544	17,830,280
Advanced Micro Devices, Inc. (a)(b)	144,900	4,200,651
Akamai Technologies, Inc. (a)	22,390	2,045,998
Alliance Data Systems Corp.	5,696	729,828
Amphenol Corp. Class A	40,820	3,939,130
Analog Devices, Inc.	49,752	5,558,791
ANSYS, Inc. (a)	10,800	2,390,688
Apple, Inc.	566,924	126,973,968
Applied Materials, Inc.	127,254	6,349,975
Arista Networks, Inc. (a)	7,700	1,839,684
Autodesk, Inc. (a)	30,106	4,446,656
Automatic Data Processing, Inc.	57,952	9,354,612
Broadcom, Inc.	53,791	14,850,081
Broadridge Financial Solutions, Inc.	15,900	1,978,437
Cadence Design Systems, Inc. (a)	38,100	2,517,648
CDW Corp.	19,300	2,378,532
Cisco Systems, Inc.	566,690	28,000,153
Citrix Systems, Inc.	15,989	1,543,258
Cognizant Technology Solutions Corp. Class A	75,741	4,564,531
Corning, Inc.	108,326	3,089,458
DXC Technology Co.	34,538	1,018,871
F5 Networks, Inc. (a)	7,741	1,086,991
Fidelity National Information Services, Inc.	81,491	10,818,745
Fiserv, Inc. (a)	75,824	7,854,608
FleetCor Technologies, Inc. (a)	11,200	3,211,936
FLIR Systems, Inc.	17,761	934,051
Fortinet, Inc. (a)	18,700	1,435,412
Gartner, Inc. (a)	11,400	1,630,086
Global Payments, Inc.	41,068	6,529,812
Hewlett Packard Enterprise Co.	173,353	2,629,765
HP, Inc.	197,253	3,732,027
Intel Corp.	591,236	30,466,391
International Business Machines Corp.	117,195	17,042,497
Intuit, Inc.	34,537	9,184,770
IPG Photonics Corp. (a)	4,100	555,960
Jack Henry & Associates, Inc.	10,600	1,547,282
Juniper Networks, Inc.	42,349	1,048,138
Keysight Technologies, Inc. (a)	24,000	2,334,000
KLA Corp.	21,732	3,465,167

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Lam Research Corp.	19,977	$ 4,616,884
Leidos Holdings, Inc.	19,300	1,657,484
Mastercard, Inc. Class A	120,151	32,629,407
Maxim Integrated Products, Inc.	35,200	2,038,432
Microchip Technology, Inc. (b)	32,083	2,980,832
Micron Technology, Inc. (a)	146,034	6,257,557
Microsoft Corp.	1,020,358	141,860,373
Motorola Solutions, Inc.	21,872	3,727,208
NetApp, Inc.	33,214	1,744,067
NVIDIA Corp.	80,444	14,002,887
Oracle Corp.	293,835	16,169,740
Paychex, Inc.	41,607	3,443,811
PayPal Holdings, Inc. (a)	157,145	16,278,651
Qorvo, Inc. (a)	15,400	1,141,756
QUALCOMM, Inc.	160,526	12,244,923
salesforce.com, Inc. (a)	116,995	17,366,738
Seagate Technology PLC	32,324	1,738,708
Skyworks Solutions, Inc.	22,300	1,767,275
Symantec Corp.	79,260	1,872,914
Synopsys, Inc. (a)	19,900	2,731,275
TE Connectivity, Ltd.	45,651	4,253,760
Texas Instruments, Inc.	125,293	16,192,867
VeriSign, Inc. (a)	13,901	2,622,146
Visa, Inc. Class A	230,460	39,641,425
Western Digital Corp.	38,653	2,305,265
Western Union Co. (b)	53,945	1,249,906
Xerox Holdings Corp.	25,527	763,513
Xilinx, Inc.	33,360	3,199,224
		723,826,463
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	28,902	6,412,198
Albemarle Corp. (b)	15,100	1,049,752
Alcoa Corp. (a)	1	20
Amcor PLC	210,626	2,053,604
Avery Dennison Corp.	10,670	1,211,792
Ball Corp.	45,832	3,337,028
Celanese Corp.	16,500	2,017,785
CF Industries Holdings, Inc.	28,520	1,403,184
Corteva, Inc.	96,682	2,707,096
Dow, Inc.	98,148	4,676,752
DuPont de Nemours, Inc.	100,482	7,165,371
Eastman Chemical Co.	18,036	1,331,598
Ecolab, Inc.	33,301	6,594,930
FMC Corp.	16,678	1,462,327
Freeport-McMoRan, Inc.	186,440	1,784,231
International Flavors & Fragrances, Inc. (b)	14,351	1,760,724
International Paper Co.	54,703	2,287,679
Linde PLC	72,663	14,076,276
LyondellBasell Industries NV Class A	35,558	3,181,374
Martin Marietta Materials, Inc.	7,845	2,150,315
Mosaic Co.	52,884	1,084,122
Newmont Goldcorp Corp.	113,233	4,293,795
Nucor Corp.	41,848	2,130,482
Packaging Corp. of America	11,900	1,262,590
Security Description	Shares	Value
PPG Industries, Inc.	30,854	$ 3,656,508
Sealed Air Corp.	18,323	760,588
Sherwin-Williams Co.	10,909	5,998,532
Vulcan Materials Co.	17,971	2,717,934
Westrock Co.	32,036	1,167,712
		89,736,299
REAL ESTATE — 3.1%
Alexandria Real Estate Equities, Inc. REIT	14,500	2,233,580
American Tower Corp. REIT	58,418	12,917,972
Apartment Investment & Management Co. Class A, REIT	18,795	979,971
AvalonBay Communities, Inc. REIT	18,169	3,912,331
Boston Properties, Inc. REIT	19,846	2,573,232
CBRE Group, Inc. Class A (a)	48,067	2,548,032
Crown Castle International Corp. REIT	54,758	7,611,910
Digital Realty Trust, Inc. REIT	27,100	3,517,851
Duke Realty Corp. REIT	45,300	1,538,841
Equinix, Inc. REIT	11,143	6,427,282
Equity Residential REIT	48,419	4,176,623
Essex Property Trust, Inc. REIT	8,445	2,758,559
Extra Space Storage, Inc. REIT	17,900	2,091,078
Federal Realty Investment Trust REIT	10,800	1,470,312
HCP, Inc. REIT	64,023	2,281,140
Host Hotels & Resorts, Inc. REIT	92,962	1,607,313
Iron Mountain, Inc. REIT (b)	36,181	1,171,903
Kimco Realty Corp. REIT	63,553	1,326,987
Macerich Co. REIT (b)	13,855	437,679
Mid-America Apartment Communities, Inc. REIT	16,200	2,106,162
Prologis, Inc. REIT	84,551	7,205,436
Public Storage REIT	20,235	4,963,038
Realty Income Corp. REIT	42,600	3,266,568
Regency Centers Corp. REIT	21,200	1,473,188
SBA Communications Corp. REIT	15,400	3,713,710
Simon Property Group, Inc. REIT	41,480	6,456,362
SL Green Realty Corp. REIT	12,100	989,175
UDR, Inc. REIT	42,500	2,060,400
Ventas, Inc. REIT	48,097	3,512,524
Vornado Realty Trust REIT	24,768	1,576,979
Welltower, Inc. REIT	53,619	4,860,562
Weyerhaeuser Co. REIT	98,087	2,717,010
		106,483,710
UTILITIES — 3.5%
AES Corp.	95,436	1,559,424
Alliant Energy Corp.	34,000	1,833,620
Ameren Corp.	31,504	2,521,895
American Electric Power Co., Inc.	64,809	6,071,955

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
American Water Works Co., Inc.	23,900	$ 2,969,097
Atmos Energy Corp.	14,900	1,696,961
CenterPoint Energy, Inc.	64,476	1,945,886
CMS Energy Corp.	39,055	2,497,567
Consolidated Edison, Inc.	45,152	4,265,510
Dominion Energy, Inc.	111,866	9,065,621
DTE Energy Co.	24,345	3,236,911
Duke Energy Corp.	96,892	9,288,067
Edison International	46,014	3,470,376
Entergy Corp.	27,998	3,285,845
Evergy, Inc.	33,399	2,223,038
Eversource Energy	43,417	3,710,851
Exelon Corp.	130,284	6,294,020
FirstEnergy Corp.	72,093	3,477,045
NextEra Energy, Inc.	65,264	15,205,859
NiSource, Inc.	47,904	1,433,288
NRG Energy, Inc.	37,102	1,469,239
Pinnacle West Capital Corp.	14,104	1,369,075
PPL Corp.	96,219	3,029,936
Public Service Enterprise Group, Inc.	68,088	4,226,903
Sempra Energy	36,262	5,352,634
Southern Co.	138,859	8,577,321
WEC Energy Group, Inc.	42,382	4,030,528
Xcel Energy, Inc.	69,351	4,500,187
		118,608,659
TOTAL COMMON STOCKS (Cost $2,482,458,151)		3,300,588,932

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	116,462,084	116,473,730
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	9,561,355	$ 9,561,355
TOTAL SHORT-TERM INVESTMENTS (Cost $126,035,079)		126,035,085
TOTAL INVESTMENTS — 100.8% (Cost $2,608,493,230)		3,426,624,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(26,251,501)
NET ASSETS — 100.0%		$ 3,400,372,516
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	656	12/20/2019	$98,482,551	$97,694,800	$(787,751)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,300,588,932	$—	$—	$3,300,588,932
Short-Term Investments	126,035,085	—	—	126,035,085
TOTAL INVESTMENTS	$3,426,624,017	$—	$—	$3,426,624,017
See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ (787,751)	$—	$—	$ (787,751)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (787,751)	$—	$—	$ (787,751)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	44,678	$ 2,817,841	$ 432,950	$ —	$ —	$(209,727)	51,378	$ 3,041,064	$ 72,944
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	190,817,356	74,342,521	(1,111)	6	116,462,084	116,473,730	228,473
State Street Institutional U.S. Government Money Market Fund, Class G Shares	81,722,543	81,722,543	484,812,620	566,535,163	—	—	—	—	1,113,819
State Street Navigator Securities Lending Portfolio II	4,917,310	4,917,310	84,811,862	80,167,817	—	—	9,561,355	9,561,355	59,526
Total		$89,457,694	$760,874,788	$721,045,501	$(1,111)	$(209,721)		$129,076,149	$1,474,762
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 260,000	$ 266,822
4.20%, 4/15/2024	25,000	26,771
4.65%, 10/1/2028	10,000	11,203
5.40%, 10/1/2048	25,000	29,877
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026 (b)	100,000	105,407
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,772
		465,852
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.30%, 8/1/2021	30,000	30,131
2.60%, 10/30/2025 (b)	35,000	35,575
2.80%, 3/1/2023	25,000	25,513
2.95%, 2/1/2030	50,000	51,527
3.25%, 3/1/2028	25,000	26,299
3.38%, 6/15/2046	25,000	25,115
3.50%, 3/1/2039	250,000	262,397
3.55%, 3/1/2038	165,000	174,575
3.65%, 3/1/2047	100,000	105,534
3.75%, 2/1/2050	50,000	54,092
3.83%, 3/1/2059	250,000	266,570
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	54,782
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,231
2.38%, 11/15/2024	250,000	253,772
3.75%, 5/15/2028	250,000	277,547
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	50,000	53,441
3.85%, 6/15/2023 (c)	70,000	73,716
3.85%, 12/15/2026 (c)	50,000	53,714
4.40%, 6/15/2028	100,000	112,305
4.95%, 2/15/2021 (c)	25,000	25,726
Lockheed Martin Corp.:
2.50%, 11/23/2020	300,000	301,278
3.55%, 1/15/2026	100,000	107,281
3.60%, 3/1/2035	50,000	54,062
4.70%, 5/15/2046	110,000	139,308
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	151,954
2.93%, 1/15/2025	150,000	154,579
Security Description	Principal Amount	Value
3.25%, 8/1/2023	$ 200,000	$ 208,266
3.25%, 1/15/2028	150,000	157,417
4.03%, 10/15/2047	100,000	113,270
4.75%, 6/1/2043	25,000	30,624
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,300
4.20%, 12/15/2044	25,000	29,480
Rockwell Collins, Inc.:
2.80%, 3/15/2022	200,000	203,248
3.50%, 3/15/2027	136,000	145,213
4.35%, 4/15/2047	100,000	116,714
United Technologies Corp.:
1.95%, 11/1/2021	150,000	149,609
2.65%, 11/1/2026	50,000	51,335
2.80%, 5/4/2024	250,000	257,302
3.13%, 5/4/2027	200,000	210,010
3.35%, 8/16/2021	15,000	15,365
3.65%, 8/16/2023	340,000	359,747
3.95%, 8/16/2025	25,000	27,374
4.13%, 11/16/2028	60,000	67,874
4.45%, 11/16/2038	20,000	23,868
4.50%, 6/1/2042	100,000	119,715
4.63%, 11/16/2048	35,000	43,636
6.13%, 7/15/2038	50,000	69,244
		5,320,635
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.85%, 8/9/2022	200,000	202,350
3.49%, 2/14/2022 (b)	15,000	15,378
3.80%, 2/14/2024	40,000	41,822
3.88%, 9/16/2046	100,000	91,754
4.00%, 1/31/2024	25,000	26,345
4.40%, 2/14/2026	225,000	240,530
4.50%, 5/2/2043	25,000	24,934
4.80%, 2/14/2029	40,000	43,715
5.80%, 2/14/2039	285,000	330,115
5.95%, 2/14/2049	75,000	88,133
6.20%, 2/14/2059	15,000	17,553
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	60,000	62,014
3.75%, 9/15/2047	50,000	55,324
4.02%, 4/16/2043	50,000	57,574
BAT Capital Corp.:
2.76%, 8/15/2022	300,000	302,622
2.79%, 9/6/2024 (b)	70,000	69,483
3.22%, 8/15/2024	50,000	50,544
3.22%, 9/6/2026	100,000	99,113
3.46%, 9/6/2029	100,000	98,157
3.56%, 8/15/2027	100,000	100,693
4.39%, 8/15/2037	285,000	276,182
4.54%, 8/15/2047	105,000	100,736
4.76%, 9/6/2049	100,000	98,344
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	30,863
4.35%, 3/15/2024	100,000	105,112

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Philip Morris International, Inc.:
2.13%, 5/10/2023	$ 75,000	$ 74,768
2.50%, 11/2/2022	500,000	504,815
2.63%, 2/18/2022	25,000	25,278
2.75%, 2/25/2026	125,000	127,080
3.13%, 3/2/2028	200,000	206,104
4.13%, 3/4/2043	25,000	26,730
4.25%, 11/10/2044	250,000	272,967
4.50%, 3/20/2042	50,000	55,978
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	52,052
5.70%, 8/15/2035	25,000	27,885
5.85%, 8/15/2045	175,000	193,555
		4,196,602
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	18,798	19,770
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	94,588	97,433
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	75,000	76,961
Delta Air Lines, Inc.:
2.60%, 12/4/2020	250,000	250,487
3.63%, 3/15/2022	100,000	102,819
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	44,723	45,719
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	110,148	115,421
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	80,000	86,899
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	65,000	65,270
		860,779
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	50,918
3.88%, 11/1/2045	30,000	34,282
Ralph Lauren Corp. 3.75%, 9/15/2025	25,000	26,804
		112,004
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 2.15%, 9/10/2024	$ 100,000	$ 99,697
Series MTN, 2.90%, 2/16/2024	50,000	51,458
Series MTN, 3.63%, 10/10/2023	300,000	317,520
Ford Motor Co.:
4.35%, 12/8/2026	100,000	100,058
4.75%, 1/15/2043	50,000	43,501
5.29%, 12/8/2046	100,000	92,551
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	250,000	248,510
2.98%, 8/3/2022	200,000	198,360
3.10%, 5/4/2023	100,000	98,158
3.34%, 3/18/2021	150,000	150,681
3.82%, 11/2/2027 (b)	250,000	237,322
5.58%, 3/18/2024	500,000	531,535
5.60%, 1/7/2022	600,000	631,128
Series GMTN, 4.39%, 1/8/2026	100,000	99,513
General Motors Co.:
5.15%, 4/1/2038	200,000	201,480
5.20%, 4/1/2045	200,000	197,310
6.60%, 4/1/2036	100,000	115,117
6.75%, 4/1/2046	25,000	28,750
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	250,000	252,870
3.20%, 7/6/2021	100,000	101,062
3.45%, 1/14/2022	50,000	50,929
3.55%, 7/8/2022	50,000	51,071
3.70%, 5/9/2023	100,000	102,401
3.95%, 4/13/2024	150,000	154,257
4.00%, 1/15/2025	35,000	35,929
4.15%, 6/19/2023	200,000	208,026
4.20%, 11/6/2021	250,000	257,820
4.35%, 1/17/2027 (b)	185,000	190,198
5.10%, 1/17/2024	500,000	537,615
5.25%, 3/1/2026	100,000	107,942
PACCAR Financial Corp.:
Series MTN, 2.00%, 9/26/2022 (b)	30,000	30,038
Series MTN, 2.30%, 8/10/2022 (b)	50,000	50,279
Series MTN, 2.65%, 5/10/2022	50,000	50,831
Series MTN, 3.10%, 5/10/2021	40,000	40,669
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	275,000	275,066
Series GMTN, 2.80%, 7/13/2022	25,000	25,595

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.05%, 1/11/2028	$ 50,000	$ 52,977
Series GMTN, 3.45%, 9/20/2023	100,000	105,674
Series MTN, 2.15%, 9/8/2022	50,000	50,329
Series MTN, 2.60%, 1/11/2022	200,000	203,114
Series MTN, 2.90%, 4/17/2024	50,000	51,772
Series MTN, 2.95%, 4/13/2021	50,000	50,805
Series MTN, 3.40%, 4/14/2025	100,000	106,666
		6,586,584
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	26,587
4.40%, 10/1/2046	30,000	29,948
Aptiv PLC 4.35%, 3/15/2029	45,000	48,747
Lear Corp.:
4.25%, 5/15/2029	25,000	25,733
5.25%, 1/15/2025	20,000	20,664
5.25%, 5/15/2049	30,000	30,761
		182,440
BANKS — 5.4%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	253,965
Series MTN, 2.30%, 6/1/2021	100,000	100,387
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,170
Banco Santander SA:
3.13%, 2/23/2023	200,000	203,368
4.38%, 4/12/2028 (b)	200,000	218,348
Bank of America Corp.:
6.11%, 1/29/2037	75,000	98,132
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	250,000	259,725
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	96,000	97,985
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	250,000	260,027
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	234,000	237,414
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	360,000	375,577
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	$ 100,000	$ 111,821
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	200,000	228,762
Series GMTN, 2.63%, 4/19/2021	600,000	605,208
Series GMTN, 3.50%, 4/19/2026	130,000	137,917
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	250,000	263,875
Series L, 3.95%, 4/21/2025	50,000	52,970
Series MTN, 2.50%, 10/21/2022	50,000	50,342
Series MTN, 4.00%, 4/1/2024	50,000	53,593
Series MTN, 4.13%, 1/22/2024	25,000	26,903
Series MTN, 4.20%, 8/26/2024	50,000	53,641
Series MTN, 4.88%, 4/1/2044	50,000	62,487
Series MTN, 5.00%, 1/21/2044	100,000	126,599
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	200,000	203,976
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	500,000	526,625
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	500,000	521,195
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	250,000	257,187
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b) (d)	200,000	203,944
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b) (d)	100,000	103,106
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	150,000	163,846
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	500,000	556,075
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	150,000	178,317
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	270,000	276,955
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	60,998
Series MTN, 1.90%, 8/27/2021	300,000	299,520

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.50%, 6/28/2024	$ 65,000	$ 65,663
Series MTN, 2.55%, 11/6/2022 (b)	30,000	30,475
Series MTN, 2.90%, 3/26/2022	100,000	101,867
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	103,910
Series MTN, 2.05%, 5/3/2021	50,000	50,034
Series MTN, 2.20%, 8/16/2023	200,000	200,670
Series MTN, 2.60%, 2/7/2022	125,000	126,721
Series MTN, 3.25%, 5/16/2027	100,000	105,356
Series MTN, 3.30%, 8/23/2029	250,000	261,507
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	250,000	265,045
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	100,309
2.70%, 3/7/2022	100,000	101,672
3 Month USD LIBOR + 2.65%, 4.65%, 10/12/2022 (d)	250,000	248,860
Series BKNT, 2.45%, 3/22/2021 (b)	200,000	201,254
Series BKNT, 2.50%, 1/8/2021	250,000	251,530
Barclays Bank PLC:
2.65%, 1/11/2021	200,000	200,508
5.14%, 10/14/2020	100,000	102,274
Barclays PLC:
3.20%, 8/10/2021	200,000	201,980
3.68%, 1/10/2023	200,000	203,312
4.38%, 1/12/2026	50,000	52,901
5.25%, 8/17/2045	25,000	28,403
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	250,000	261,170
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	200,000	219,022
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	275,346
Series MTN, 2.20%, 3/16/2023	100,000	100,025
Series MTN, 2.50%, 8/1/2024	100,000	100,810
Series MTN, 3.05%, 6/20/2022 (b)	150,000	153,495
Series MTN, 3.75%, 12/6/2023	50,000	52,916
Series MTN, 3.88%, 3/19/2029	100,000	108,412
BBVA USA 2.50%, 8/27/2024	250,000	247,967
BNP Paribas SA:
Security Description	Principal Amount	Value
Series BKNT, 5.00%, 1/15/2021	$ 100,000	$ 103,709
Series MTN, 4.25%, 10/15/2024	250,000	264,305
BPCE SA 4.00%, 4/15/2024	250,000	268,610
Branch Banking & Trust Co. Series BKNT, 3.63%, 9/16/2025	25,000	26,649
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022 (b)	50,000	50,807
2.70%, 2/2/2021	85,000	85,750
3.10%, 4/2/2024 (b)	100,000	103,049
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	50,000	50,329
Capital One NA:
2.15%, 9/6/2022	250,000	249,942
Series BKNT, 2.95%, 7/23/2021	75,000	75,967
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	275,000	275,231
Series BKNT, 3.65%, 1/23/2024	250,000	264,685
Citigroup, Inc.:
2.35%, 8/2/2021 (b)	50,000	50,210
2.70%, 3/30/2021	175,000	176,580
2.70%, 10/27/2022	250,000	253,475
2.75%, 4/25/2022	300,000	304,317
2.90%, 12/8/2021	250,000	253,645
3.20%, 10/21/2026	300,000	310,254
3.75%, 6/16/2024	25,000	26,513
4.13%, 7/25/2028	70,000	75,055
4.30%, 11/20/2026	50,000	53,919
4.40%, 6/10/2025	250,000	269,412
4.45%, 9/29/2027	150,000	163,596
4.65%, 7/30/2045	25,000	30,102
5.30%, 5/6/2044	50,000	62,226
6.68%, 9/13/2043	175,000	252,773
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	250,000	259,057
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	100,000	101,320
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	500,000	528,290
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b) (d)	250,000	272,655
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	250,000	271,632

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	$ 100,000	$ 105,783
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	250,000	267,860
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	150,000	176,164
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	250,000	261,975
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 10/30/2020	250,000	250,295
Citizens Financial Group, Inc. 2.85%, 7/27/2026	25,000	25,248
Comerica, Inc.:
3.70%, 7/31/2023	50,000	52,501
4.00%, 2/1/2029	50,000	55,039
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021	100,000	100,703
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	255,090
3.88%, 2/8/2022	50,000	52,070
4.38%, 8/4/2025	250,000	269,582
4.50%, 1/11/2021	50,000	51,523
5.75%, 12/1/2043	50,000	66,654
Series GMTN, 2.50%, 1/19/2021	300,000	301,596
Credit Suisse AG Series MTN, 3.63%, 9/9/2024 (b)	500,000	528,830
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	450,000	454,189
3.80%, 6/9/2023	150,000	156,631
Deutsche Bank AG:
3.30%, 11/16/2022	250,000	248,455
3.70%, 5/30/2024	50,000	49,928
3.95%, 2/27/2023	250,000	253,762
4.25%, 10/14/2021	200,000	203,290
Discover Bank:
Series BKNT, 3.35%, 2/6/2023 (b)	250,000	257,772
Series BKNT, 3.45%, 7/27/2026	25,000	25,779
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	109,420
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	50,127
Series BKNT, 3.35%, 7/26/2021	200,000	204,016
Security Description	Principal Amount	Value
Series BKNT, 3.85%, 3/15/2026	$ 225,000	$ 239,863
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	175,170
2.60%, 12/27/2020	250,000	250,327
2.63%, 4/25/2021	150,000	150,867
2.88%, 2/25/2021	25,000	25,224
3.00%, 4/26/2022	250,000	252,707
3.50%, 1/23/2025	50,000	52,203
3.50%, 11/16/2026	250,000	259,967
3.63%, 1/22/2023	25,000	26,016
3.63%, 2/20/2024	560,000	586,964
3.75%, 2/25/2026	50,000	52,894
4.00%, 3/3/2024	50,000	53,321
4.75%, 10/21/2045	50,000	59,963
5.15%, 5/22/2045	250,000	296,775
5.95%, 1/15/2027	50,000	59,295
6.25%, 2/1/2041	200,000	276,680
6.75%, 10/1/2037	150,000	202,248
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	250,000	253,565
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	200,000	215,094
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	350,000	393,862
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	250,000	262,460
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	275,000	278,116
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (d)	325,000	335,410
Series MTN, 4.80%, 7/8/2044	50,000	59,723
HSBC Holdings PLC:
2.95%, 5/25/2021	250,000	252,495
3.40%, 3/8/2021	275,000	279,254
3.60%, 5/25/2023	250,000	259,997
4.30%, 3/8/2026	250,000	270,430
5.10%, 4/5/2021	50,000	52,104
5.25%, 3/14/2044	450,000	556,573
6.50%, 9/15/2037	200,000	268,562
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	250,000	261,570
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (d)	500,000	520,510
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	200,000	214,418

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	$ 250,000	$ 276,860
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	250,000	265,357
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	250,000	253,530
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	25,133
4.00%, 5/15/2025	100,000	107,075
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	262,182
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	249,892
ING Groep NV:
3.55%, 4/9/2024	200,000	208,862
4.55%, 10/2/2028	200,000	227,120
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (b)	50,000	54,015
JPMorgan Chase & Co.:
2.40%, 6/7/2021	550,000	552,920
2.55%, 3/1/2021	250,000	251,432
2.70%, 5/18/2023	125,000	127,062
2.95%, 10/1/2026	350,000	358,834
2.97%, 1/15/2023	50,000	50,819
3.38%, 5/1/2023	75,000	77,609
3.88%, 2/1/2024	50,000	53,328
4.13%, 12/15/2026	50,000	54,507
4.25%, 10/1/2027	80,000	88,098
4.85%, 2/1/2044	50,000	62,664
4.95%, 6/1/2045	50,000	61,909
5.40%, 1/6/2042	50,000	65,754
5.50%, 10/15/2040	150,000	198,787
5.63%, 8/16/2043	250,000	329,570
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	155,000	158,661
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	75,000	78,173
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	200,000	210,892
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	338,000	342,408
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	185,000	194,818
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	500,000	532,925
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	$ 100,000	$ 103,510
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	125,000	133,906
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	450,000	498,874
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	500,000	540,355
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	200,000	221,542
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	250,000	282,685
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	250,000	267,490
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	200,000	219,332
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	200,000	210,782
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	100,000	111,686
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	50,000	56,187
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	100,000	116,597
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	251,285
Series MTN, 3.40%, 5/20/2026	25,000	26,053
KeyCorp. Series MTN, 4.15%, 10/29/2025	65,000	70,966
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	25,439
2.25%, 10/1/2021	50,000	50,528
Series GMTN, 1.75%, 7/27/2026	50,000	50,143
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	201,974
3.75%, 1/11/2027	100,000	103,795
3.90%, 3/12/2024 (b)	250,000	261,942
4.05%, 8/16/2023	300,000	314,907
4.34%, 1/9/2048	200,000	204,004
4.55%, 8/16/2028	250,000	275,135
4.65%, 3/24/2026	100,000	105,381

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	$ 200,000	$ 200,642
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	250,000	251,600
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	49,907
2.67%, 7/25/2022	300,000	302,973
2.76%, 9/13/2026	25,000	25,204
3.00%, 2/22/2022	50,000	50,845
3.29%, 7/25/2027	50,000	52,284
3.41%, 3/7/2024	250,000	260,572
3.46%, 3/2/2023	50,000	51,813
3.54%, 7/26/2021	30,000	30,662
3.68%, 2/22/2027	50,000	53,485
3.74%, 3/7/2029	250,000	271,865
3.76%, 7/26/2023	100,000	105,028
3.78%, 3/2/2025	50,000	53,219
3.85%, 3/1/2026	25,000	26,818
3.96%, 3/2/2028	50,000	54,911
4.05%, 9/11/2028	100,000	110,909
4.29%, 7/26/2038	35,000	40,424
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	202,810
4.02%, 3/5/2028	200,000	220,356
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	200,000	202,108
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	200,000	199,910
Morgan Stanley:
2.75%, 5/19/2022	450,000	456,655
3.63%, 1/20/2027	100,000	105,807
3.95%, 4/23/2027	25,000	26,431
4.30%, 1/27/2045	50,000	57,748
4.38%, 1/22/2047	100,000	117,406
6.38%, 7/24/2042	65,000	94,249
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	250,000	261,097
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	100,000	105,391
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	100,000	109,432
Series GMTN, 2.50%, 4/21/2021	225,000	226,323
Series GMTN, 3.13%, 1/23/2023	300,000	307,701
Series GMTN, 3.75%, 2/25/2023	50,000	52,306
Security Description	Principal Amount	Value
Series GMTN, 3.88%, 1/27/2026	$ 125,000	$ 134,096
Series GMTN, 4.00%, 7/23/2025	500,000	539,405
Series GMTN, 4.35%, 9/8/2026	50,000	54,151
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	250,000	266,762
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	250,000	280,830
Series MTN, 2.63%, 11/17/2021	250,000	252,310
Series MTN, 3.13%, 7/27/2026	225,000	231,903
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	65,000	65,758
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	256,397
Series BKNT, 1.88%, 7/12/2021	250,000	249,262
Series BKNT, 2.50%, 7/12/2026	50,000	50,418
Northern Trust Corp.:
3.65%, 8/3/2028 (b)	100,000	109,854
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	64,835
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	250,000	250,430
Series BKNT, 2.63%, 2/17/2022	250,000	253,217
Series BKNT, 3.25%, 1/22/2028	250,000	264,777
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	105,306
3.30%, 3/8/2022	50,000	51,403
3.45%, 4/23/2029	100,000	106,725
3.50%, 1/23/2024	50,000	52,844
3.90%, 4/29/2024	50,000	53,479
Regions Bank Series BKNT, 2.75%, 4/1/2021	250,000	251,537
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,300
Royal Bank of Canada:
2.30%, 3/22/2021	125,000	125,660
Series GMTN, 2.50%, 1/19/2021	100,000	100,650
Series GMTN, 3.20%, 4/30/2021	575,000	585,586
Series GMTN, 3.70%, 10/5/2023	500,000	529,175

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.65%, 1/27/2026 (b)	$ 100,000	$ 110,454
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	77,418
5.13%, 5/28/2024	100,000	106,541
6.00%, 12/19/2023	95,000	104,300
6.10%, 6/10/2023	45,000	49,070
6.13%, 12/15/2022	105,000	113,605
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	250,000	253,310
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	250,000	262,777
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (d)	300,000	313,941
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	214,302
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	51,105
3.70%, 3/28/2022	60,000	61,617
4.40%, 7/13/2027	50,000	53,593
4.45%, 12/3/2021	30,000	31,159
4.50%, 7/17/2025	50,000	53,746
3.50%, 6/7/2024 (b)	70,000	71,801
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	100,394
3.57%, 1/10/2023	250,000	253,635
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b) (d)	200,000	205,622
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	49,733
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	70,260
2.45%, 9/27/2024	200,000	200,012
2.78%, 7/12/2022	350,000	354,851
2.78%, 10/18/2022	100,000	101,472
2.85%, 1/11/2022	250,000	253,330
2.93%, 3/9/2021	100,000	100,941
3.01%, 10/19/2026	50,000	51,293
3.04%, 7/16/2029	200,000	204,304
3.10%, 1/17/2023	200,000	205,038
3.36%, 7/12/2027	50,000	52,564
3.75%, 7/19/2023	50,000	52,544
3.78%, 3/9/2026	30,000	32,119
3.94%, 7/19/2028	50,000	54,999
4.31%, 10/16/2028	100,000	113,031
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	50,000	50,440
Security Description	Principal Amount	Value
Series BKNT, 2.80%, 5/17/2022	$ 100,000	$ 101,692
Series BKNT, 3.00%, 2/2/2023	100,000	102,395
Series BKNT, 4.05%, 11/3/2025 (b)	40,000	43,642
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	50,550
4.00%, 5/1/2025	100,000	108,119
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	75,000	75,314
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	253,462
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,107
Toronto-Dominion Bank:
Series GMTN, 2.50%, 12/14/2020	50,000	50,311
Series GMTN, 2.55%, 1/25/2021	100,000	100,751
Series GMTN, 3.50%, 7/19/2023	50,000	52,747
Series MTN, 3.25%, 6/11/2021	100,000	102,119
US Bancorp:
2.40%, 7/30/2024	100,000	101,273
Series DMTN, 3.00%, 7/30/2029	100,000	103,075
Series MTN, 2.35%, 1/29/2021	100,000	100,481
Series MTN, 3.10%, 4/27/2026	50,000	51,949
Series MTN, 3.60%, 9/11/2024	25,000	26,585
Series V, 2.63%, 1/24/2022	300,000	304,032
US Bank NA:
Series BKNT, 3.15%, 4/26/2021	350,000	355,540
Series BKNT, 3.40%, 7/24/2023	250,000	261,787
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	299,766
2.50%, 3/4/2021	50,000	50,179
3.00%, 4/22/2026	250,000	256,482
3.00%, 10/23/2026	250,000	256,342
3.07%, 1/24/2023	250,000	254,517
4.13%, 8/15/2023 (b)	25,000	26,519
4.48%, 1/16/2024	25,000	26,949
5.38%, 11/2/2043	150,000	188,133
5.61%, 1/15/2044	325,000	420,173
Series GMTN, 4.30%, 7/22/2027	50,000	54,797
Series GMTN, 4.90%, 11/17/2045	150,000	178,746

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.63%, 7/22/2022	$ 365,000	$ 369,048
Series MTN, 3.00%, 1/22/2021	50,000	50,580
Series MTN, 3.30%, 9/9/2024	150,000	156,691
Series MTN, 3.55%, 9/29/2025	50,000	52,874
Series MTN, 3.75%, 1/24/2024	550,000	581,366
Series MTN, 4.15%, 1/24/2029 (b)	250,000	277,307
Series MTN, 4.75%, 12/7/2046	450,000	530,253
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	110,000	113,617
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	350,000	370,737
Wells Fargo Bank NA Series BKNT, 2.60%, 1/15/2021	250,000	251,855
Wells Fargo Capital X 5.95%, 12/1/2086	25,000	30,637
Westpac Banking Corp.:
2.65%, 1/25/2021	100,000	100,800
2.80%, 1/11/2022	100,000	101,745
2.85%, 5/13/2026	50,000	51,661
3.30%, 2/26/2024	300,000	314,430
3.35%, 3/8/2027	150,000	159,999
3.40%, 1/25/2028 (b)	100,000	108,194
3.65%, 5/15/2023	100,000	105,361
4.42%, 7/24/2039 (b)	25,000	27,502
5 year CMT + 2.00%, 4.11%, 7/24/2034 (d)	30,000	31,309
		63,033,823
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	267,965
4.70%, 2/1/2036	125,000	144,127
4.90%, 2/1/2046	475,000	566,727
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	51,583
4.00%, 4/13/2028	80,000	88,213
4.15%, 1/23/2025	410,000	447,732
4.38%, 4/15/2038	215,000	241,765
4.60%, 4/15/2048	35,000	40,270
4.75%, 1/23/2029	605,000	703,724
4.75%, 4/15/2058	125,000	146,349
4.90%, 1/23/2031	65,000	77,330
4.95%, 1/15/2042	250,000	296,275
5.45%, 1/23/2039	415,000	525,780
5.55%, 1/23/2049	315,000	411,910
Security Description	Principal Amount	Value
5.80%, 1/23/2059	$ 45,000	$ 61,308
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	53,057
4.00%, 4/15/2038	50,000	56,852
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	199,064
1.75%, 9/6/2024	150,000	148,875
2.13%, 9/6/2029	150,000	147,271
2.20%, 5/25/2022 (b)	200,000	201,874
2.25%, 9/1/2026	25,000	25,116
2.88%, 10/27/2025	25,000	26,149
3.20%, 11/1/2023 (b)	25,000	26,292
Constellation Brands, Inc.:
2.25%, 11/6/2020	250,000	250,097
2.70%, 5/9/2022	50,000	50,554
3.15%, 8/1/2029	100,000	102,210
3.75%, 5/1/2021 (b)	5,000	5,116
4.25%, 5/1/2023 (b)	25,000	26,677
4.50%, 5/9/2047	50,000	56,441
4.65%, 11/15/2028	30,000	34,149
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	76,373
3.88%, 5/18/2028	200,000	222,896
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	29,534
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	51,491
3.55%, 5/25/2021	200,000	204,294
4.06%, 5/25/2023	50,000	52,882
4.42%, 5/25/2025	200,000	217,694
5.09%, 5/25/2048 (b)	25,000	29,783
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	249,315
3.00%, 7/15/2026	50,000	50,492
4.20%, 7/15/2046	30,000	30,294
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	149,511
2.00%, 4/15/2021	250,000	250,460
2.15%, 10/14/2020	50,000	50,084
2.25%, 5/2/2022	300,000	302,796
2.63%, 7/29/2029	50,000	51,274
2.85%, 2/24/2026	85,000	88,501
3.38%, 7/29/2049	35,000	37,289
3.45%, 10/6/2046	150,000	161,187
3.60%, 3/1/2024	25,000	26,639
4.45%, 4/14/2046	75,000	92,812
4.60%, 7/17/2045	25,000	31,318
		7,937,771
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	199,070
2.65%, 5/11/2022	150,000	151,882
3.20%, 11/2/2027	250,000	261,197
3.63%, 5/22/2024	100,000	105,878
4.40%, 5/1/2045	50,000	56,246

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.56%, 6/15/2048	$ 200,000	$ 230,842
4.66%, 6/15/2051	225,000	262,062
6.38%, 6/1/2037	50,000	67,437
Baxalta, Inc. 4.00%, 6/23/2025	8,000	8,616
Biogen, Inc.:
4.05%, 9/15/2025	50,000	54,190
5.20%, 9/15/2045	275,000	325,394
Celgene Corp.:
2.88%, 8/15/2020	225,000	226,179
2.88%, 2/19/2021	25,000	25,216
3.25%, 2/20/2023 (b)	50,000	51,703
3.63%, 5/15/2024	25,000	26,336
3.88%, 8/15/2025	25,000	26,978
3.90%, 2/20/2028	100,000	109,025
4.35%, 11/15/2047	225,000	263,198
4.55%, 2/20/2048	100,000	120,328
4.63%, 5/15/2044	50,000	59,466
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,999
2.95%, 3/1/2027	25,000	25,788
3.25%, 9/1/2022	250,000	258,542
3.65%, 3/1/2026	85,000	91,037
4.15%, 3/1/2047	120,000	133,438
4.40%, 12/1/2021	25,000	26,087
4.50%, 2/1/2045	25,000	28,887
4.60%, 9/1/2035	100,000	118,470
4.75%, 3/1/2046	175,000	209,867
4.80%, 4/1/2044	25,000	29,927
		3,558,285
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	52,867
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	351,594
3.63%, 7/2/2024 (b) (e)	23,000	24,047
Martin Marietta Materials, Inc. 4.25%, 12/15/2047 (b)	100,000	100,969
Masco Corp.:
3.50%, 4/1/2021	30,000	30,421
4.38%, 4/1/2026	170,000	182,231
Owens Corning:
3.95%, 8/15/2029	70,000	71,321
4.30%, 7/15/2047	100,000	90,080
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	109,518
		1,013,048
CHEMICALS — 0.5%
Cabot Corp. 4.00%, 7/1/2029	25,000	26,040
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	31,125
Security Description	Principal Amount	Value
4.63%, 11/15/2022	$ 10,000	$ 10,620
5.88%, 6/15/2021	10,000	10,567
Dow Chemical Co.:
3.00%, 11/15/2022 (b)	275,000	280,456
3.63%, 5/15/2026 (c)	100,000	104,410
4.25%, 10/1/2034	50,000	52,984
4.38%, 11/15/2042	50,000	51,951
4.80%, 11/30/2028 (c)	100,000	112,903
4.80%, 5/15/2049 (c)	65,000	71,748
DowDuPont, Inc.:
4.21%, 11/15/2023	150,000	160,759
4.49%, 11/15/2025	100,000	110,540
4.73%, 11/15/2028	150,000	171,366
5.42%, 11/15/2048	110,000	139,278
Eastman Chemical Co.:
3.50%, 12/1/2021	45,000	45,997
3.80%, 3/15/2025	25,000	26,198
4.50%, 12/1/2028	100,000	110,081
Ecolab, Inc.:
2.38%, 8/10/2022 (b)	150,000	151,315
2.70%, 11/1/2026	150,000	153,774
4.35%, 12/8/2021	20,000	20,960
FMC Corp. 4.50%, 10/1/2049	100,000	104,646
Huntsman International LLC 4.50%, 5/1/2029	20,000	21,021
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	49,736
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	27,300
LYB International Finance II B.V. 3.50%, 3/2/2027	250,000	257,540
LYB International Finance III LLC 4.20%, 10/15/2049 (f)	50,000	49,958
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	25,752
5.75%, 4/15/2024	100,000	112,660
Methanex Corp. 5.25%, 12/15/2029	100,000	100,723
Mosaic Co.:
3.25%, 11/15/2022	250,000	255,512
4.05%, 11/15/2027 (b)	250,000	260,015
5.63%, 11/15/2043 (b)	25,000	27,570
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	50,754
4.00%, 12/15/2026 (b)	50,000	53,474
4.13%, 3/15/2035	25,000	25,961
4.20%, 4/1/2029	85,000	93,582
5.00%, 4/1/2049	150,000	174,985
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	100,080
Praxair, Inc.:
3.20%, 1/30/2026 (b)	275,000	290,793
3.55%, 11/7/2042	25,000	26,733

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
RPM International, Inc.:
3.75%, 3/15/2027 (b)	$ 50,000	$ 51,924
4.25%, 1/15/2048	200,000	195,760
5.25%, 6/1/2045	25,000	27,608
SASOL Financing USA LLC 5.88%, 3/27/2024	250,000	269,545
Sherwin-Williams Co.:
2.75%, 6/1/2022	90,000	91,237
2.95%, 8/15/2029	50,000	50,234
3.45%, 6/1/2027	30,000	31,342
3.80%, 8/15/2049	50,000	50,730
4.50%, 6/1/2047	150,000	168,178
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	147,247
5.00%, 8/15/2046	100,000	107,338
		5,143,010
COMMERCIAL SERVICES — 0.2%
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	163,531
Equifax, Inc. 3.95%, 6/15/2023	40,000	41,988
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	118,720
IHS Markit, Ltd. 4.25%, 5/1/2029	125,000	134,439
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	58,296
Moody's Corp.:
2.63%, 1/15/2023	250,000	252,712
2.75%, 12/15/2021	200,000	202,556
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	173,779
PayPal Holdings, Inc.:
2.20%, 9/26/2022	20,000	20,078
2.40%, 10/1/2024	35,000	35,207
2.65%, 10/1/2026	20,000	20,152
2.85%, 10/1/2029	30,000	30,224
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	240,473
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,070
4.00%, 3/18/2029	100,000	109,088
S&P Global, Inc. 4.50%, 5/15/2048	50,000	62,984
Total System Services, Inc. 4.45%, 6/1/2028 (b)	100,000	110,261
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	27,544
University of Southern California 3.03%, 10/1/2039	25,000	25,667
Security Description	Principal Amount	Value
Verisk Analytics, Inc. 4.13%, 3/15/2029	$ 120,000	$ 132,191
		1,990,960
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021	50,000	49,744
2.00%, 11/13/2020	300,000	300,633
2.25%, 2/23/2021	200,000	200,972
2.40%, 1/13/2023	200,000	203,240
2.40%, 5/3/2023	25,000	25,427
2.45%, 8/4/2026	200,000	202,640
2.50%, 2/9/2022	100,000	101,494
2.70%, 5/13/2022	250,000	255,580
2.75%, 1/13/2025	200,000	206,824
2.85%, 5/6/2021	25,000	25,403
2.85%, 2/23/2023	250,000	257,333
2.85%, 5/11/2024	200,000	207,444
3.00%, 2/9/2024	100,000	104,190
3.00%, 11/13/2027 (b)	100,000	104,996
3.20%, 5/11/2027	250,000	265,050
3.25%, 2/23/2026	150,000	158,925
3.45%, 5/6/2024	250,000	266,217
3.75%, 11/13/2047	200,000	223,722
3.85%, 5/4/2043	25,000	28,029
3.85%, 8/4/2046	150,000	169,278
4.38%, 5/13/2045	75,000	90,746
4.50%, 2/23/2036	350,000	426,818
4.65%, 2/23/2046	75,000	94,284
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (c)	50,000	52,314
4.42%, 6/15/2021 (c)	50,000	51,577
4.90%, 10/1/2026 (c)	100,000	107,163
5.30%, 10/1/2029 (b) (c)	350,000	381,608
5.45%, 6/15/2023 (c)	325,000	353,733
6.02%, 6/15/2026 (c)	20,000	22,504
8.35%, 7/15/2046 (c)	270,000	356,451
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	210,000	212,682
4.40%, 10/15/2022	200,000	211,904
4.90%, 10/15/2025	70,000	77,522
6.20%, 10/15/2035	10,000	11,853
6.35%, 10/15/2045	10,000	11,678
HP, Inc.:
4.05%, 9/15/2022	25,000	26,373
6.00%, 9/15/2041	250,000	284,837
IBM Credit LLC 2.20%, 9/8/2022	100,000	100,409
International Business Machines Corp.:
2.25%, 2/19/2021	200,000	201,006
2.80%, 5/13/2021	100,000	101,329
2.85%, 5/13/2022	375,000	383,092
2.88%, 11/9/2022	100,000	102,504
3.00%, 5/15/2024	200,000	207,056

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 5/15/2026	$ 100,000	$ 105,479
3.50%, 5/15/2029	215,000	230,910
3.63%, 2/12/2024	50,000	52,979
4.15%, 5/15/2039	100,000	114,210
4.25%, 5/15/2049	150,000	173,021
4.70%, 2/19/2046 (b)	325,000	394,488
5.88%, 11/29/2032	25,000	33,153
Seagate HDD Cayman:
4.25%, 3/1/2022	53,000	54,544
4.75%, 6/1/2023 (b)	17,000	17,750
		8,403,118
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	30,387
Series MTN, 3.70%, 8/1/2047 (b)	55,000	63,809
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	99,859
1.85%, 2/2/2021	50,000	49,980
1.90%, 10/23/2020	250,000	250,037
2.15%, 8/11/2022	150,000	151,765
2.45%, 11/3/2026 (b)	150,000	154,059
3.50%, 10/25/2047	100,000	113,247
Unilever Capital Corp.:
1.38%, 7/28/2021 (b)	100,000	98,919
2.00%, 7/28/2026	100,000	99,035
2.60%, 5/5/2024	250,000	256,380
2.90%, 5/5/2027	150,000	157,032
3.10%, 7/30/2025	50,000	52,370
		1,576,879
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	58,620
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	153,742
3.65%, 7/21/2027 (b)	150,000	152,322
3.95%, 2/1/2022	150,000	154,831
4.50%, 5/15/2021	300,000	309,831
Air Lease Corp.:
2.75%, 1/15/2023	50,000	50,374
3.00%, 9/15/2023	25,000	25,380
3.25%, 3/1/2025 (b)	100,000	101,714
3.63%, 4/1/2027	70,000	72,212
3.88%, 7/3/2023	50,000	52,204
4.25%, 9/15/2024	25,000	26,637
Series GMTN, 3.75%, 6/1/2026	150,000	156,130
Security Description	Principal Amount	Value
Aircastle, Ltd.:
4.13%, 5/1/2024	$ 25,000	$ 26,031
4.25%, 6/15/2026 (b)	65,000	66,700
5.00%, 4/1/2023	25,000	26,934
5.13%, 3/15/2021 (b)	25,000	25,894
5.50%, 2/15/2022 (b)	25,000	26,589
American Express Co.:
2.20%, 10/30/2020	60,000	60,076
2.50%, 8/1/2022	250,000	252,480
2.50%, 7/30/2024	165,000	166,414
3.00%, 10/30/2024	100,000	103,266
3.40%, 2/27/2023	200,000	207,722
3.70%, 8/3/2023	50,000	52,667
4.20%, 11/6/2025	105,000	115,546
American Express Credit Corp. Series MTN, 2.25%, 5/5/2021	350,000	351,022
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	35,673
3.70%, 10/15/2024	50,000	53,424
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	59,270
3.25%, 4/30/2029	60,000	64,232
3.50%, 3/18/2024	25,000	26,673
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	52,423
4.70%, 9/20/2047	50,000	54,909
4.85%, 3/29/2029	100,000	112,511
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	256,650
3.30%, 10/30/2024	100,000	103,459
3.75%, 7/28/2026	125,000	129,844
3.80%, 1/31/2028	250,000	263,507
3.90%, 1/29/2024	200,000	211,214
Charles Schwab Corp.:
2.65%, 1/25/2023 (b)	100,000	101,818
3.20%, 1/25/2028	50,000	52,404
3.45%, 2/13/2026	50,000	52,957
3.85%, 5/21/2025	250,000	269,335
4.00%, 2/1/2029	50,000	55,587
CME Group, Inc. 3.75%, 6/15/2028 (b)	100,000	111,698
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	72,712
Discover Financial Services:
3.85%, 11/21/2022	50,000	52,173
4.10%, 2/9/2027	75,000	79,828
4.50%, 1/30/2026	50,000	54,343
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	177,875
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	158,029
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	199,502
4.42%, 11/15/2035	550,000	576,939

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	$ 250,000	$ 255,105
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	50,387
3.10%, 9/15/2027	100,000	104,504
3.75%, 12/1/2025	180,000	194,098
4.25%, 9/21/2048	150,000	178,683
Invesco Finance PLC 3.75%, 1/15/2026	50,000	53,363
Jefferies Group LLC 6.50%, 1/20/2043	50,000	57,547
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	49,953
4.85%, 1/15/2027	90,000	95,276
Lazard Group LLC 4.50%, 9/19/2028	100,000	108,861
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	104,993
3.50%, 2/26/2028	30,000	32,756
3.65%, 6/1/2049	100,000	113,344
3.95%, 2/26/2048	30,000	35,359
National Rural Utilities Cooperative Finance Corp. 4.02%, 11/1/2032	50,000	57,407
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,459
3.70%, 7/18/2027	50,000	53,307
Synchrony Financial:
2.85%, 7/25/2022	30,000	30,263
4.50%, 7/23/2025	50,000	53,334
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	153,588
Visa, Inc.:
2.75%, 9/15/2027 (b)	250,000	262,305
2.80%, 12/14/2022	75,000	77,190
3.15%, 12/14/2025	250,000	266,490
3.65%, 9/15/2047	100,000	113,358
4.15%, 12/14/2035	50,000	60,164
4.30%, 12/14/2045	50,000	61,912
Western Union Co. 4.25%, 6/9/2023	100,000	105,287
		8,935,000
ELECTRIC — 1.7%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	150,883
3.80%, 10/1/2047	25,000	27,294
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	108,950
3.80%, 6/15/2049	50,000	55,111
4.25%, 9/15/2048	20,000	23,419
Alabama Power Co.:
3.85%, 12/1/2042	75,000	81,379
Series A, 4.30%, 7/15/2048	65,000	76,238
Security Description	Principal Amount	Value
Ameren Corp. 3.65%, 2/15/2026	$ 50,000	$ 52,588
Ameren Illinois Co.:
3.70%, 12/1/2047 (b)	50,000	54,192
3.80%, 5/15/2028 (b)	25,000	27,858
4.15%, 3/15/2046	50,000	57,728
4.50%, 3/15/2049	50,000	61,505
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	51,003
Series J, 4.30%, 12/1/2028 (b)	100,000	112,161
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	28,883
7.00%, 4/1/2038	25,000	35,891
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	26,745
4.20%, 8/15/2048	25,000	28,638
4.25%, 3/1/2049	50,000	57,940
4.35%, 11/15/2045	50,000	58,178
Avangrid, Inc. 3.15%, 12/1/2024	50,000	51,608
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	70,645
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	40,000	40,916
3.25%, 4/15/2028	30,000	31,566
3.75%, 11/15/2023	350,000	370,874
4.45%, 1/15/2049 (b)	350,000	417,095
4.50%, 2/1/2045 (b)	50,000	59,229
5.15%, 11/15/2043	150,000	189,541
Black Hills Corp.:
3.15%, 1/15/2027	25,000	25,327
3.88%, 10/15/2049 (f)	100,000	101,463
4.35%, 5/1/2033	30,000	33,932
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	56,976
Series AA, 3.00%, 2/1/2027	100,000	103,598
Series AC, 4.25%, 2/1/2049	200,000	239,458
Series Z, 2.40%, 9/1/2026	50,000	50,029
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	10,262
3.85%, 2/1/2024	25,000	26,371
4.25%, 11/1/2028	25,000	27,455
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (c)	25,000	25,154
4.97%, 5/1/2046	20,000	22,772
CMS Energy Corp. 3.45%, 8/15/2027	50,000	52,628
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	142,745
Series 123, 3.75%, 8/15/2047	150,000	164,418
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	158,524
Series A, 4.15%, 6/1/2045	100,000	116,529

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	$ 50,000	$ 54,294
4.45%, 3/15/2044	75,000	87,517
4.50%, 5/15/2058	100,000	117,864
Series 06-B, 6.20%, 6/15/2036	25,000	33,901
Series A, 4.13%, 5/15/2049	100,000	114,031
Series D, 4.00%, 12/1/2028 (b)	100,000	112,340
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	179,667
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	51,216
3.75%, 2/15/2050	50,000	55,742
4.05%, 5/15/2048	100,000	116,429
Dayton Power & Light Co. 3.95%, 6/15/2049 (c)	30,000	33,217
Dominion Energy, Inc.:
4.10%, 4/1/2021 (e)	150,000	153,766
4.70%, 12/1/2044	130,000	151,705
Series B, 2.75%, 1/15/2022	150,000	151,549
Series D, 2.85%, 8/15/2026	25,000	25,195
DPL, Inc. 4.35%, 4/15/2029 (c)	45,000	44,320
DTE Electric Co. 3.70%, 6/1/2046 (b)	75,000	82,032
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	179,347
Series C, 3.40%, 6/15/2029	175,000	183,001
Series D, 3.70%, 8/1/2023	50,000	52,456
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (b)	150,000	149,895
3.88%, 3/15/2046	150,000	165,852
3.95%, 11/15/2028	100,000	111,726
4.25%, 12/15/2041	130,000	149,809
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	201,604
2.65%, 9/1/2026	50,000	50,269
3.15%, 8/15/2027 (b)	100,000	103,840
3.75%, 9/1/2046	400,000	413,952
3.95%, 8/15/2047 (b)	150,000	160,483
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	262,517
6.40%, 6/15/2038	50,000	73,046
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	30,170
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	101,863
3.60%, 9/15/2047	50,000	52,798
3.70%, 9/1/2028	50,000	54,886
4.20%, 8/15/2045	150,000	173,028
Edison International:
2.95%, 3/15/2023	50,000	49,957
4.13%, 3/15/2028	50,000	51,199
Security Description	Principal Amount	Value
Emera US Finance L.P. 4.75%, 6/15/2046	$ 130,000	$ 150,403
Enel Chile SA 4.88%, 6/12/2028	50,000	55,790
Entergy Arkansas LLC 4.20%, 4/1/2049	25,000	29,366
Entergy Corp.:
2.95%, 9/1/2026	50,000	50,674
4.00%, 7/15/2022	50,000	52,169
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	25,894
3.25%, 4/1/2028	200,000	211,364
4.20%, 4/1/2050	50,000	58,818
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	25,662
3.85%, 6/1/2049	25,000	27,805
Entergy Texas, Inc. 3.55%, 9/30/2049	25,000	26,103
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	50,660
Series L, 2.90%, 10/1/2024	250,000	255,850
Series N, 3.80%, 12/1/2023	15,000	15,885
Series O, 4.25%, 4/1/2029	25,000	27,981
Exelon Corp.:
3.40%, 4/15/2026	100,000	104,543
3.50%, 6/1/2022	200,000	205,206
3.95%, 6/15/2025	50,000	53,496
5.10%, 6/15/2045	330,000	405,204
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	256,255
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	298,600
Series B, 4.25%, 3/15/2023	10,000	10,568
Series C, 4.85%, 7/15/2047	50,000	59,607
Series C, 7.38%, 11/15/2031	20,000	28,249
Florida Power & Light Co.:
3.15%, 10/1/2049	30,000	30,588
3.25%, 6/1/2024	25,000	26,257
3.95%, 3/1/2048	85,000	97,868
3.99%, 3/1/2049	25,000	29,201
4.05%, 10/1/2044	50,000	57,763
4.13%, 6/1/2048	100,000	118,296
Fortis, Inc. 3.06%, 10/4/2026	50,000	51,007
Georgia Power Co. Series A, 2.20%, 9/15/2024	100,000	99,154
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	17,626
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	50,805
3.70%, 9/15/2046	50,000	52,370
4.10%, 9/26/2028	50,000	55,144
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	52,614
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	29,033

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 3/15/2048	$ 50,000	$ 58,554
Series 2019, 4.13%, 4/1/2049	100,000	115,453
MidAmerican Energy Co.:
3.95%, 8/1/2047	150,000	170,788
4.25%, 7/15/2049	250,000	300,550
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	103,246
3.40%, 2/7/2028 (b)	50,000	53,681
3.90%, 11/1/2028 (b)	100,000	110,785
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	75,000	76,108
Series MTN, 2.90%, 3/15/2021 (b)	50,000	50,636
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/1/2021	200,000	201,132
2.80%, 1/15/2023	150,000	152,689
3.15%, 4/1/2024	100,000	103,322
3.50%, 4/1/2029	100,000	105,900
3.55%, 5/1/2027	100,000	105,916
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	25,000	25,418
Northern States Power Co.:
2.90%, 3/1/2050	30,000	29,155
3.60%, 9/15/2047	50,000	54,286
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	52,585
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	120,449
Ohio Power Co. 4.00%, 6/1/2049	20,000	22,786
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	54,344
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (c)	100,000	110,132
3.70%, 11/15/2028 (b)	100,000	110,223
3.80%, 9/30/2047	100,000	111,877
7.50%, 9/1/2038	50,000	79,985
PECO Energy Co. 3.90%, 3/1/2048	125,000	140,896
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	77,348
4.00%, 9/15/2047	250,000	259,062
5.00%, 3/15/2044	50,000	58,685
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	68,027
3.95%, 6/1/2047	50,000	56,247
PSEG Power LLC 3.85%, 6/1/2023	50,000	52,594
Public Service Co. of Colorado:
3.20%, 11/15/2020	25,000	25,175
3.80%, 6/15/2047	150,000	166,662
Security Description	Principal Amount	Value
Series 34, 3.20%, 3/1/2050 (b)	$ 30,000	$ 30,558
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	49,991
Series MTN, 3.20%, 5/15/2029	50,000	53,138
Series MTN, 3.20%, 8/1/2049	30,000	30,642
Series MTN, 3.60%, 12/1/2047	100,000	107,981
Series MTN, 3.65%, 9/1/2042	50,000	54,023
Series MTN, 3.70%, 5/1/2028	50,000	54,815
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	100,000	101,362
2.88%, 6/15/2024	70,000	71,817
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	65,029
4.22%, 6/15/2048	65,000	75,809
5.80%, 3/15/2040	50,000	67,374
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047 (b)	50,000	53,489
Sempra Energy:
2.90%, 2/1/2023	15,000	15,274
3.25%, 6/15/2027	300,000	307,710
3.40%, 2/1/2028	30,000	30,982
3.80%, 2/1/2038	300,000	308,586
4.00%, 2/1/2048	30,000	31,737
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	50,655
Southern California Edison Co.:
2.85%, 8/1/2029 (b)	115,000	116,227
4.00%, 4/1/2047 (b)	191,000	204,733
4.50%, 9/1/2040	25,000	27,957
Series 13-A, 3.90%, 3/15/2043	50,000	52,375
Series A, 4.20%, 3/1/2029	100,000	111,410
Series B, 3.65%, 3/1/2028	100,000	107,056
Series C, 3.60%, 2/1/2045	50,000	50,411
Series D, 3.40%, 6/1/2023	50,000	51,765
Southern Co.:
2.35%, 7/1/2021	75,000	75,213
3.25%, 7/1/2026	250,000	257,670
4.25%, 7/1/2036	250,000	271,115
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b) (d)	50,000	51,967
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	167,529
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	50,235
Series M, 4.10%, 9/15/2028	25,000	27,683
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	51,999

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 6/15/2049	$ 100,000	$ 109,922
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	159,655
4.30%, 6/15/2048	50,000	58,416
4.45%, 6/15/2049	25,000	30,124
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	63,016
Union Electric Co.:
3.50%, 3/15/2029	250,000	271,817
4.00%, 4/1/2048 (b)	50,000	56,592
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	52,399
8.88%, 11/15/2038	50,000	84,173
Series A, 2.88%, 7/15/2029	350,000	359,492
Series B, 2.95%, 11/15/2026	30,000	31,044
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	66,395
3.55%, 6/15/2025	25,000	26,596
Westar Energy, Inc.:
3.25%, 9/1/2049	25,000	25,104
4.13%, 3/1/2042	30,000	33,766
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	29,681
Wisconsin Public Service Corp. 3.35%, 11/21/2021	70,000	71,882
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	201,906
4.00%, 6/15/2028 (b)	50,000	55,038
		19,764,091
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	50,569
2.63%, 2/15/2023	25,000	25,672
Hubbell, Inc. 3.35%, 3/1/2026	50,000	51,034
		127,275
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	49,511
Allegion PLC 3.50%, 10/1/2029	50,000	50,569
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	51,232
Amphenol Corp.:
2.80%, 2/15/2030	100,000	97,515
4.35%, 6/1/2029 (b)	50,000	55,448
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	50,824
3.88%, 1/12/2028	25,000	25,625
Corning, Inc.:
5.35%, 11/15/2048	100,000	128,560
5.75%, 8/15/2040	25,000	30,813
Security Description	Principal Amount	Value
Flex, Ltd. 4.88%, 6/15/2029	$ 75,000	$ 78,991
Fortive Corp. 3.15%, 6/15/2026	50,000	50,753
Honeywell International, Inc.:
2.15%, 8/8/2022	45,000	45,340
2.30%, 8/15/2024	100,000	101,494
2.50%, 11/1/2026	150,000	152,949
2.70%, 8/15/2029 (b)	60,000	62,017
3.35%, 12/1/2023	50,000	52,679
Jabil, Inc. 3.95%, 1/12/2028	25,000	25,223
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	32,980
PerkinElmer, Inc. 3.30%, 9/15/2029	65,000	65,123
Trimble, Inc. 4.90%, 6/15/2028	50,000	54,263
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	52,696
		1,314,605
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028	100,000	100,514
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	46,220
3.38%, 11/15/2027	60,000	63,790
3.55%, 6/1/2022	25,000	25,878
3.95%, 5/15/2028	150,000	165,843
Waste Connections, Inc. 3.50%, 5/1/2029	50,000	53,197
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	151,627
2.95%, 6/15/2024	15,000	15,519
3.15%, 11/15/2027	200,000	210,434
3.50%, 5/15/2024	25,000	26,356
3.90%, 3/1/2035	50,000	55,416
4.00%, 7/15/2039	35,000	39,702
4.15%, 7/15/2049	280,000	326,609
		1,180,591
FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	35,489
3.65%, 3/15/2023	50,000	52,011
3.95%, 3/15/2025	100,000	105,950
4.15%, 3/15/2028 (b)	50,000	53,825
4.80%, 3/15/2048 (b)	20,000	22,471
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,632
4.30%, 5/1/2024	515,000	551,673
4.85%, 11/1/2028	295,000	333,459

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 11/1/2038 (b)	$ 265,000	$ 307,066
5.40%, 11/1/2048	40,000	47,330
General Mills, Inc.:
3.20%, 4/16/2021	10,000	10,161
3.20%, 2/10/2027 (b)	100,000	105,073
3.65%, 2/15/2024	50,000	52,585
3.70%, 10/17/2023	20,000	21,062
4.20%, 4/17/2028 (b)	25,000	27,828
4.55%, 4/17/2038	10,000	11,332
4.70%, 4/17/2048 (b)	320,000	374,189
Hershey Co.:
3.20%, 8/21/2025 (b)	25,000	26,604
3.38%, 5/15/2023	50,000	52,380
JM Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	105,251
4.25%, 3/15/2035	50,000	53,922
Kellogg Co.:
4.30%, 5/15/2028	100,000	111,604
4.50%, 4/1/2046	100,000	113,537
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	150,000	148,308
3.75%, 4/1/2030 (b) (c)	170,000	171,855
3.95%, 7/15/2025	50,000	52,268
4.38%, 6/1/2046	50,000	47,430
4.63%, 10/1/2039 (c)	20,000	20,164
4.88%, 10/1/2049 (c)	240,000	242,592
5.00%, 7/15/2035	250,000	266,420
5.20%, 7/15/2045	200,000	209,966
6.88%, 1/26/2039	50,000	61,525
Kroger Co.:
2.65%, 10/15/2026 (b)	50,000	49,492
2.80%, 8/1/2022 (b)	200,000	203,320
3.70%, 8/1/2027	35,000	36,922
3.85%, 8/1/2023	75,000	79,038
4.45%, 2/1/2047 (b)	100,000	102,950
4.65%, 1/15/2048 (b)	100,000	106,251
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	202,542
3.40%, 8/15/2027	250,000	262,152
Mondelez International, Inc.:
3.63%, 2/13/2026 (b)	50,000	53,342
4.00%, 2/1/2024	100,000	106,552
Sysco Corp.:
3.25%, 7/15/2027	50,000	52,417
3.30%, 7/15/2026	100,000	104,460
3.55%, 3/15/2025	50,000	53,017
3.75%, 10/1/2025	5,000	5,364
4.45%, 3/15/2048 (b)	50,000	58,325
4.85%, 10/1/2045	5,000	6,047
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	159,124
4.50%, 6/15/2022	30,000	31,694
4.55%, 6/2/2047 (b)	285,000	319,747
		5,808,718
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	$ 200,000	$ 204,866
4.50%, 8/1/2024	50,000	52,829
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (b)	25,000	26,843
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,825
International Paper Co.:
3.00%, 2/15/2027 (b)	150,000	152,046
3.65%, 6/15/2024	25,000	26,312
4.35%, 8/15/2048	50,000	51,943
4.40%, 8/15/2047	50,000	52,095
5.00%, 9/15/2035	100,000	115,502
		718,261
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027 (b)	150,000	155,770
4.15%, 1/15/2043	25,000	28,539
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	103,715
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	50,307
3.60%, 12/15/2024	50,000	52,851
4.80%, 11/1/2043	25,000	30,119
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	51,177
NiSource, Inc.:
2.95%, 9/1/2029	100,000	100,809
3.49%, 5/15/2027	50,000	52,437
3.65%, 6/15/2023	25,000	26,063
4.38%, 5/15/2047	150,000	167,985
4.80%, 2/15/2044	30,000	35,106
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	110,314
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,150
3.20%, 6/15/2025	50,000	51,844
3.75%, 9/15/2042	30,000	32,480
5.13%, 11/15/2040	25,000	31,624
Series VV, 4.30%, 1/15/2049	50,000	59,274
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	168,699
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	26,944
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	51,408
		1,413,615

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	$ 50,000	$ 52,997
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	35,000	37,031
4.25%, 11/15/2028	100,000	113,824
		203,852
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.90%, 11/30/2021	50,000	50,904
2.95%, 3/15/2025	75,000	77,779
3.40%, 11/30/2023	35,000	36,749
3.75%, 11/30/2026	85,000	92,514
4.75%, 11/30/2036	250,000	305,627
4.75%, 4/15/2043	25,000	30,818
4.90%, 11/30/2046	300,000	386,583
Baxter International, Inc. 3.50%, 8/15/2046	50,000	50,306
Becton Dickinson and Co.:
2.89%, 6/6/2022	235,000	238,570
3.36%, 6/6/2024	50,000	52,084
3.70%, 6/6/2027	163,000	172,557
3.73%, 12/15/2024	50,000	52,894
4.67%, 6/6/2047	210,000	248,852
4.69%, 12/15/2044	20,000	23,267
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	51,425
3.45%, 3/1/2024	25,000	26,068
4.00%, 3/1/2028	150,000	164,403
4.00%, 3/1/2029	35,000	38,614
4.55%, 3/1/2039	50,000	58,759
4.70%, 3/1/2049	35,000	42,634
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,398
Danaher Corp. 2.40%, 9/15/2020 (b)	45,000	45,166
Medtronic, Inc.:
3.15%, 3/15/2022	59,000	60,816
3.50%, 3/15/2025	67,000	71,833
4.38%, 3/15/2035	54,000	65,004
4.63%, 3/15/2045	345,000	443,035
Stryker Corp.:
3.38%, 11/1/2025	25,000	26,517
3.50%, 3/15/2026	25,000	26,608
3.65%, 3/7/2028	50,000	54,117
4.63%, 3/15/2046	25,000	30,636
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	256,962
3.30%, 2/15/2022	50,000	51,677
4.10%, 8/15/2047	350,000	394,271
4.15%, 2/1/2024	25,000	26,832
Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	$ 100,000	$ 104,989
		3,911,268
HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
2.80%, 6/15/2023	200,000	202,512
3.88%, 8/15/2047	100,000	97,946
4.13%, 11/15/2042	25,000	25,292
Anthem, Inc.:
2.50%, 11/21/2020	15,000	15,055
2.95%, 12/1/2022	50,000	50,945
3.30%, 1/15/2023	50,000	51,612
3.35%, 12/1/2024	50,000	52,012
3.50%, 8/15/2024	25,000	26,186
3.65%, 12/1/2027	130,000	136,612
4.10%, 3/1/2028	100,000	107,980
4.38%, 12/1/2047	130,000	140,222
4.55%, 3/1/2048	50,000	55,212
4.65%, 1/15/2043	50,000	55,259
Ascension Health 3.95%, 11/15/2046	150,000	176,211
Cigna Holding Co. 3.05%, 10/15/2027	50,000	50,535
CommonSpirit Health:
2.76%, 10/1/2024	250,000	253,310
4.19%, 10/1/2049	250,000	259,035
4.35%, 11/1/2042	25,000	26,311
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	58,060
HCA, Inc.:
4.13%, 6/15/2029	35,000	36,762
4.50%, 2/15/2027	50,000	53,766
4.75%, 5/1/2023	55,000	58,896
5.00%, 3/15/2024	85,000	92,806
5.13%, 6/15/2039	25,000	27,301
5.25%, 4/15/2025	60,000	66,787
5.25%, 6/15/2026	65,000	72,722
5.25%, 6/15/2049	100,000	109,756
5.50%, 6/15/2047	65,000	73,585
Humana, Inc.:
2.50%, 12/15/2020	25,000	25,051
2.90%, 12/15/2022	150,000	152,407
4.80%, 3/15/2047	100,000	114,643
4.95%, 10/1/2044	50,000	57,961
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	51,944
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	100,000	103,305
4.70%, 2/1/2045	25,000	27,765
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	29,773

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Northwell Healthcare, Inc. 4.26%, 11/1/2047	$ 50,000	$ 55,835
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	109,490
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029 (f)	80,000	79,933
Quest Diagnostics, Inc.:
4.20%, 6/30/2029	100,000	110,207
4.70%, 3/30/2045	25,000	27,806
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	21,011
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	200,000	199,796
2.13%, 3/15/2021	150,000	150,324
2.38%, 10/15/2022	100,000	100,950
2.88%, 3/15/2022	25,000	25,450
2.88%, 8/15/2029	250,000	255,405
3.10%, 3/15/2026	50,000	52,193
3.38%, 4/15/2027	100,000	106,078
3.50%, 2/15/2024	10,000	10,533
3.70%, 12/15/2025	10,000	10,751
3.75%, 7/15/2025	305,000	328,088
3.75%, 10/15/2047	50,000	53,026
3.88%, 12/15/2028	15,000	16,531
4.25%, 4/15/2047	100,000	113,910
4.45%, 12/15/2048	260,000	308,118
4.63%, 7/15/2035	200,000	241,644
4.75%, 7/15/2045	230,000	279,721
6.88%, 2/15/2038	25,000	37,000
		5,689,337
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.55%, 12/1/2020	25,000	25,062
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	107,621
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	25,938
4.75%, 2/26/2029	60,000	66,904
		200,463
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	52,269
3.90%, 5/15/2028	50,000	55,348
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	25,753
3.20%, 4/25/2029	100,000	107,215
3.90%, 5/4/2047	50,000	57,171
Security Description	Principal Amount	Value
3.95%, 11/1/2028	$ 55,000	$ 62,370
		360,126
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
3.85%, 4/1/2023	33,000	33,970
4.20%, 4/1/2026 (b)	50,000	52,231
5.38%, 4/1/2036	116,000	122,846
		209,047
INSURANCE — 0.8%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	52,622
4.75%, 1/15/2049	75,000	91,606
Alleghany Corp. 4.90%, 9/15/2044	50,000	57,848
Allstate Corp.:
3.85%, 8/10/2049	125,000	138,025
4.20%, 12/15/2046	50,000	58,077
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	25,000	26,676
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	15,416
4.50%, 6/15/2047	100,000	108,933
American International Group, Inc.:
3.30%, 3/1/2021	300,000	304,677
3.88%, 1/15/2035	200,000	209,696
3.90%, 4/1/2026	30,000	31,993
4.25%, 3/15/2029	100,000	109,567
4.50%, 7/16/2044	50,000	55,623
4.88%, 6/1/2022	50,000	53,436
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b) (d)	100,000	106,712
Aon Corp. 3.75%, 5/2/2029	100,000	106,822
Aon PLC:
3.50%, 6/14/2024	50,000	52,709
3.88%, 12/15/2025	150,000	161,278
Assurant, Inc.:
4.20%, 9/27/2023	100,000	104,584
4.90%, 3/27/2028	50,000	54,563
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	102,793
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	156,576
4.35%, 4/20/2028	150,000	159,679
5.00%, 4/20/2048	100,000	107,885
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	26,152
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	100,000	117,377
4.25%, 1/15/2049	425,000	503,803
Berkshire Hathaway, Inc.:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 3/15/2021	$ 155,000	$ 155,766
2.75%, 3/15/2023	50,000	51,291
3.00%, 2/11/2023	25,000	25,896
3.13%, 3/15/2026	55,000	58,083
4.50%, 2/11/2043 (b)	180,000	219,022
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	147,759
4.70%, 6/22/2047	150,000	133,941
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	54,410
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	200,000	200,620
2.88%, 11/3/2022	50,000	51,312
3.35%, 5/3/2026	250,000	266,740
4.15%, 3/13/2043 (b)	25,000	29,604
4.35%, 11/3/2045	125,000	153,349
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	103,752
4.50%, 3/1/2026	25,000	27,366
Enstar Group, Ltd. 4.95%, 6/1/2029 (b)	50,000	53,027
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	108,140
Fidelity National Financial, Inc. 4.50%, 8/15/2028	50,000	53,706
First American Financial Corp. 4.60%, 11/15/2024	25,000	26,862
Globe Life, Inc. 4.55%, 9/15/2028	25,000	27,879
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	69,948
4.40%, 3/15/2048	100,000	114,550
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	99,844
3.80%, 3/1/2028	35,000	37,011
4.00%, 9/1/2023	15,000	15,894
4.35%, 3/1/2048	50,000	54,366
6.30%, 10/9/2037 (b)	50,000	65,667
Loews Corp. 3.75%, 4/1/2026	50,000	53,306
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	50,000	51,940
Markel Corp.:
3.50%, 11/1/2027	50,000	51,229
4.15%, 9/17/2050	50,000	51,043
5.00%, 5/20/2049	30,000	34,789
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,414
3.30%, 3/14/2023	150,000	155,200
3.75%, 3/14/2026	25,000	26,876
3.88%, 3/15/2024	250,000	266,425
4.38%, 3/15/2029	250,000	282,745
Mercury General Corp. 4.40%, 3/15/2027	50,000	52,522
Security Description	Principal Amount	Value
MetLife, Inc.:
3.60%, 4/10/2024	$ 300,000	$ 317,889
4.05%, 3/1/2045	150,000	167,209
4.88%, 11/13/2043	200,000	245,838
6.40%, 12/15/2066	100,000	118,159
Series D, 4.37%, 9/15/2023	50,000	54,068
Principal Financial Group, Inc. 3.70%, 5/15/2029	50,000	53,845
Progressive Corp.:
3.75%, 8/23/2021	50,000	51,533
4.00%, 3/1/2029 (b)	50,000	56,048
4.20%, 3/15/2048	100,000	117,691
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	107,893
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	200,000	213,000
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	80,000	85,962
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	170,000	174,139
Series MTN, 3.50%, 5/15/2024	50,000	53,148
Series MTN, 3.70%, 3/13/2051	100,000	103,738
Series MTN, 4.60%, 5/15/2044 (b)	75,000	87,910
Series MTN, 6.63%, 6/21/2040	25,000	35,992
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	50,000	53,202
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (b)	30,000	31,250
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	11,019
4.00%, 5/30/2047	80,000	91,742
4.05%, 3/7/2048	100,000	115,498
4.10%, 3/4/2049	100,000	116,511
Series MTN, 6.25%, 6/15/2037	25,000	35,484
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	28,176
Unum Group:
4.00%, 6/15/2029	70,000	72,767
4.50%, 12/15/2049	15,000	14,534
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	52,508
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	52,074
3.88%, 9/15/2049	70,000	69,225
4.50%, 9/15/2028	50,000	55,358

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
XLIT, Ltd. 5.50%, 3/31/2045	$ 125,000	$ 158,054
		9,538,886
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	25,408
3.40%, 12/6/2027 (b)	200,000	207,842
3.60%, 11/28/2024	75,000	78,742
4.20%, 12/6/2047	60,000	67,844
4.40%, 12/6/2057	250,000	290,112
Alphabet, Inc.:
2.00%, 8/15/2026	250,000	250,290
3.63%, 5/19/2021	50,000	51,508
Amazon.com, Inc.:
2.40%, 2/22/2023 (b)	200,000	203,418
2.50%, 11/29/2022	25,000	25,448
2.80%, 8/22/2024	100,000	103,977
3.15%, 8/22/2027	100,000	106,313
3.80%, 12/5/2024	30,000	32,599
3.88%, 8/22/2037	125,000	143,624
4.05%, 8/22/2047	125,000	150,359
4.25%, 8/22/2057	385,000	478,651
4.95%, 12/5/2044	125,000	165,119
5.20%, 12/3/2025	50,000	58,776
Baidu, Inc. 2.88%, 7/6/2022	250,000	251,502
Booking Holdings, Inc. 3.60%, 6/1/2026	250,000	267,440
eBay, Inc.:
2.75%, 1/30/2023	150,000	152,122
3.45%, 8/1/2024 (b)	25,000	25,987
3.80%, 3/9/2022	50,000	51,763
Expedia Group, Inc.:
3.25%, 2/15/2030 (c)	35,000	34,990
3.80%, 2/15/2028	50,000	52,336
		3,276,170
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023 (b)	50,000	50,292
4.20%, 6/10/2024	50,000	51,240
4.25%, 3/1/2025	50,000	51,480
Prospect Capital Corp. 5.88%, 3/15/2023 (b)	25,000	26,380
		179,392
IRON/STEEL — 0.1%
ArcelorMittal:
4.25%, 7/16/2029 (b)	100,000	101,691
4.55%, 3/11/2026	50,000	52,367
5.50%, 3/1/2021 (b)	30,000	31,241
6.13%, 6/1/2025	20,000	22,497
6.25%, 2/25/2022	30,000	32,467
7.00%, 10/15/2039	31,000	37,353
Nucor Corp.:
Security Description	Principal Amount	Value
4.00%, 8/1/2023	$ 25,000	$ 26,526
5.20%, 8/1/2043	50,000	61,987
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	8,000	8,262
6.25%, 8/10/2026	150,000	173,373
6.88%, 11/10/2039 (b)	300,000	382,080
8.25%, 1/17/2034 (b)	25,000	34,134
		963,978
LEISURE TIME — 0.0% (a)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028 (b)	150,000	153,732
LODGING — 0.1%
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	54,556
Las Vegas Sands Corp.:
3.20%, 8/8/2024	45,000	45,871
3.50%, 8/18/2026	30,000	30,445
3.90%, 8/8/2029	40,000	41,132
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	150,069
2.88%, 3/1/2021	50,000	50,373
3.75%, 3/15/2025	25,000	26,353
Sands China, Ltd. 5.13%, 8/8/2025	250,000	274,775
		673,574
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	51,067
3.80%, 4/3/2028	100,000	110,520
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	149,227
Series MTN, 2.40%, 6/6/2022	150,000	151,708
Series MTN, 2.85%, 5/17/2024	350,000	360,342
Series MTN, 2.95%, 2/26/2022	150,000	153,706
Series MTN, 3.75%, 11/24/2023	25,000	26,648
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	101,330
3.80%, 8/15/2042	125,000	140,388
4.75%, 5/15/2064	25,000	31,447
		1,276,383
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	10,258
4.20%, 1/15/2024	100,000	105,592
4.38%, 11/6/2020 (b)	15,000	15,298
4.38%, 4/5/2022	15,000	15,677
4.88%, 4/1/2021	15,000	15,530

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	$ 15,000	$ 15,432
Deere & Co.:
2.60%, 6/8/2022	25,000	25,371
2.88%, 9/7/2049	35,000	34,428
3.90%, 6/9/2042	225,000	259,533
John Deere Capital Corp.:
3.65%, 10/12/2023	100,000	106,293
Series GMTN, 3.45%, 6/7/2023	25,000	26,226
Series MTN, 2.15%, 9/8/2022	150,000	151,275
Series MTN, 2.25%, 9/14/2026 (b)	100,000	99,864
Series MTN, 2.60%, 3/7/2024	65,000	66,303
Series MTN, 2.80%, 3/6/2023	150,000	154,123
Series MTN, 2.80%, 7/18/2029	50,000	51,319
Series MTN, 3.40%, 9/11/2025	25,000	26,639
Series MTN, 3.45%, 3/13/2025 (b)	100,000	106,529
nVent Finance Sarl 4.55%, 4/15/2028	50,000	52,202
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	92,129
4.20%, 3/1/2049	250,000	298,510
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	50,796
2.95%, 9/15/2029	40,000	40,201
3.80%, 12/15/2026	30,000	32,132
4.20%, 9/15/2028	65,000	71,396
Wabtec Corp.:
4.40%, 3/15/2024	50,000	53,237
4.95%, 9/15/2028	300,000	330,783
		2,307,076
MEDIA — 0.9%
CBS Corp.:
2.50%, 2/15/2023 (b)	50,000	50,161
2.90%, 1/15/2027	125,000	123,989
3.70%, 6/1/2028	50,000	52,152
4.20%, 6/1/2029	200,000	217,274
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	250,000	262,380
4.46%, 7/23/2022	150,000	157,897
4.91%, 7/23/2025	50,000	54,880
5.05%, 3/30/2029	100,000	111,754
5.13%, 7/1/2049	250,000	265,657
5.38%, 5/1/2047	150,000	163,287
6.48%, 10/23/2045	185,000	225,058
4.50%, 2/1/2024	100,000	107,288
Comcast Corp.:
Security Description	Principal Amount	Value
2.75%, 3/1/2023	$ 175,000	$ 179,303
3.00%, 2/1/2024	350,000	362,316
3.15%, 3/1/2026	225,000	235,330
3.15%, 2/15/2028	200,000	208,544
3.20%, 7/15/2036	250,000	254,882
3.30%, 10/1/2020	50,000	50,670
3.30%, 2/1/2027	150,000	158,185
3.40%, 7/15/2046	100,000	101,709
3.45%, 10/1/2021	140,000	144,278
3.60%, 3/1/2024	25,000	26,527
3.70%, 4/15/2024	55,000	58,665
3.90%, 3/1/2038	150,000	165,246
3.95%, 10/15/2025	350,000	381,227
3.97%, 11/1/2047	250,000	275,245
4.00%, 11/1/2049	69,000	76,726
4.05%, 11/1/2052	150,000	166,941
4.15%, 10/15/2028	95,000	106,479
4.20%, 8/15/2034	100,000	113,940
4.25%, 10/15/2030	50,000	56,853
4.25%, 1/15/2033	50,000	57,528
4.60%, 10/15/2038	305,000	364,881
4.65%, 7/15/2042	75,000	89,244
4.70%, 10/15/2048	305,000	373,366
4.95%, 10/15/2058	105,000	133,837
Discovery Communications LLC:
3.25%, 4/1/2023 (b)	25,000	25,669
3.80%, 3/13/2024	100,000	104,452
3.95%, 3/20/2028	30,000	31,263
4.95%, 5/15/2042	50,000	52,411
5.00%, 9/20/2037	170,000	182,383
5.20%, 9/20/2047	280,000	306,065
Fox Corp.:
3.67%, 1/25/2022 (c)	15,000	15,513
4.03%, 1/25/2024 (c)	25,000	26,629
4.71%, 1/25/2029 (c)	40,000	45,668
5.48%, 1/25/2039 (c)	275,000	337,656
5.58%, 1/25/2049 (c)	25,000	31,631
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	53,122
6.13%, 1/31/2046 (b)	100,000	121,754
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	51,637
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,592
4.50%, 9/15/2042	100,000	98,047
5.50%, 9/1/2041	425,000	456,786
5.88%, 11/15/2040	50,000	55,823
6.75%, 6/15/2039	50,000	60,886
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021 (b)	200,000	201,290
3.00%, 2/13/2026 (b)	50,000	52,669
Series GMTN, 3.15%, 9/17/2025	25,000	26,549

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 7/30/2046 (b)	$ 75,000	$ 75,443
Viacom, Inc.:
4.25%, 9/1/2023	100,000	106,033
4.38%, 3/15/2043	25,000	25,808
5.85%, 9/1/2043	200,000	244,964
Walt Disney Co.:
1.65%, 9/1/2022 (b)	20,000	19,989
1.75%, 8/30/2024	50,000	49,578
2.00%, 9/1/2029	185,000	180,401
2.75%, 9/1/2049	245,000	235,849
3.38%, 11/15/2026 (c)	100,000	107,462
3.70%, 10/15/2025 (c)	100,000	107,778
4.00%, 10/1/2023 (c)	100,000	107,152
5.40%, 10/1/2043 (c)	75,000	104,251
6.65%, 11/15/2037 (c)	250,000	376,247
		10,038,149
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	76,274
Timken Co. 4.50%, 12/15/2028	20,000	21,489
		97,763
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	30,397
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	327,405
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	143,416
5.00%, 9/30/2043	50,000	64,504
Newmont Goldcorp Corp.:
2.80%, 10/1/2029	80,000	79,208
3.50%, 3/15/2022	25,000	25,666
3.70%, 3/15/2023	50,000	52,058
Newmont Mining Corp. 4.88%, 3/15/2042	50,000	58,780
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	28,925
4.75%, 3/22/2042	150,000	186,276
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	268,702
Southern Copper Corp. 5.88%, 4/23/2045	357,000	434,605
		1,699,942
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023 (b)	100,000	99,567
2.00%, 2/14/2025	100,000	99,431
2.38%, 8/26/2029	100,000	99,371
2.88%, 10/15/2027	225,000	233,721
Security Description	Principal Amount	Value
3.25%, 8/26/2049	$ 60,000	$ 60,096
Series MTN, 3.38%, 3/1/2029	50,000	53,785
Series MTN, 3.63%, 10/15/2047	25,000	26,283
Series MTN, 4.00%, 9/14/2048	30,000	33,692
Eaton Corp.:
3.10%, 9/15/2027	100,000	104,033
4.15%, 11/2/2042	25,000	27,626
General Electric Co.:
2.70%, 10/9/2022	500,000	501,250
4.13%, 10/9/2042	225,000	226,462
4.50%, 3/11/2044	250,000	267,292
5.30%, 2/11/2021	25,000	25,847
Series GMTN, 3.45%, 5/15/2024	50,000	51,367
Series MTN, 4.65%, 10/17/2021	50,000	51,987
Series MTN, 5.88%, 1/14/2038	50,000	60,102
Illinois Tool Works, Inc. 3.90%, 9/1/2042 (b)	325,000	378,758
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	32,273
Ingersoll-Rand Luxembourg Finance SA 3.80%, 3/21/2029	100,000	106,502
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	35,669
3.25%, 6/14/2029	285,000	296,990
4.00%, 6/14/2049	40,000	43,947
Series MTN, 3.30%, 11/21/2024	50,000	52,223
Textron, Inc.:
3.90%, 9/17/2029	50,000	53,507
4.00%, 3/15/2026	50,000	53,202
		3,074,983
OIL & GAS — 1.5%
Apache Corp.:
4.25%, 1/15/2030 (b)	100,000	101,546
4.75%, 4/15/2043	275,000	263,106
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	250,000	253,005
3.02%, 1/16/2027	200,000	206,786
3.22%, 4/14/2024	200,000	207,916
3.41%, 2/11/2026	250,000	264,690
3.59%, 4/14/2027	250,000	267,457
3.94%, 9/21/2028	100,000	110,701
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	204,654
3.81%, 2/10/2024	150,000	159,634
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	254,362

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 11/15/2021 (b)	$ 25,000	$ 25,508
3.85%, 6/1/2027 (b)	50,000	52,697
3.90%, 2/1/2025	25,000	26,379
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	118,510
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	20,150
4.25%, 4/15/2027 (b)	50,000	52,059
5.25%, 6/15/2037	100,000	108,930
5.40%, 6/15/2047	50,000	56,255
Chevron Corp.:
2.10%, 5/16/2021 (b)	250,000	250,735
2.42%, 11/17/2020	75,000	75,377
2.90%, 3/3/2024	150,000	155,877
2.95%, 5/16/2026	50,000	52,339
3.19%, 6/24/2023	25,000	26,077
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	254,537
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	313,677
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044 (b)	100,000	127,299
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	311,781
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	230,486
5.95%, 3/15/2046	200,000	286,776
6.50%, 2/1/2039	75,000	108,763
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	68,021
Continental Resources, Inc.:
3.80%, 6/1/2024	40,000	40,791
4.38%, 1/15/2028	40,000	41,334
4.50%, 4/15/2023	60,000	62,312
4.90%, 6/1/2044	30,000	30,299
5.00%, 9/15/2022	44,000	44,385
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	28,963
5.85%, 12/15/2025	50,000	59,391
Ecopetrol SA:
4.13%, 1/16/2025	100,000	105,487
5.88%, 5/28/2045	225,000	263,482
7.38%, 9/18/2043	50,000	66,944
Encana Corp. 3.90%, 11/15/2021	25,000	25,597
EOG Resources, Inc.:
2.63%, 3/15/2023 (b)	100,000	101,817
3.90%, 4/1/2035	25,000	27,815
EQT Corp.:
2.50%, 10/1/2020	250,000	248,995
3.00%, 10/1/2022 (b)	100,000	96,213
3.90%, 10/1/2027 (b)	100,000	86,659
Equinor ASA:
2.65%, 1/15/2024	75,000	76,999
Security Description	Principal Amount	Value
3.63%, 9/10/2028	$ 50,000	$ 55,314
3.70%, 3/1/2024	300,000	321,108
3.95%, 5/15/2043	50,000	56,629
4.80%, 11/8/2043	30,000	38,219
Exxon Mobil Corp.:
1.90%, 8/16/2022 (b)	20,000	20,091
2.02%, 8/16/2024 (b)	50,000	50,317
2.22%, 3/1/2021	200,000	201,000
2.44%, 8/16/2029 (b)	50,000	50,481
2.73%, 3/1/2023 (b)	150,000	154,137
3.00%, 8/16/2039	50,000	50,319
3.04%, 3/1/2026	250,000	262,255
3.10%, 8/16/2049	50,000	50,292
4.11%, 3/1/2046	125,000	147,814
Hess Corp.:
5.60%, 2/15/2041	75,000	83,062
5.80%, 4/1/2047	250,000	286,877
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	105,044
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	25,173
4.40%, 7/15/2027	50,000	53,266
5.20%, 6/1/2045 (b)	50,000	56,293
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	52,349
3.80%, 4/1/2028 (b)	30,000	31,252
4.50%, 4/1/2048	25,000	26,044
5.13%, 12/15/2026	150,000	168,480
Newfield Exploration Co. 5.63%, 7/1/2024	250,000	275,852
Nexen, Inc. 5.88%, 3/10/2035	100,000	131,759
Noble Energy, Inc.:
4.95%, 8/15/2047 (b)	250,000	273,090
5.25%, 11/15/2043	50,000	55,724
Occidental Petroleum Corp.:
2.60%, 8/13/2021	50,000	50,324
2.60%, 4/15/2022	100,000	100,486
2.70%, 8/15/2022	295,000	297,705
2.90%, 8/15/2024	60,000	60,411
3.20%, 8/15/2026	65,000	65,501
3.50%, 8/15/2029	65,000	65,893
4.20%, 3/15/2048	150,000	148,627
4.30%, 8/15/2039	290,000	298,097
4.40%, 4/15/2046	125,000	127,364
4.40%, 8/15/2049 (b)	30,000	30,805
6.20%, 3/15/2040	25,000	30,356
6.60%, 3/15/2046	300,000	391,737
Series 1, 4.10%, 2/1/2021	25,000	25,489
Petro-Canada 5.35%, 7/15/2033	25,000	30,509
Petroleos Mexicanos:
2.46%, 12/15/2025	16,250	16,140
4.25%, 1/15/2025	25,000	24,511
4.50%, 1/23/2026 (b)	75,000	72,503

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 9/21/2023 (b)	$ 75,000	$ 77,076
6.35%, 2/12/2048	150,000	137,791
6.38%, 1/23/2045	250,000	231,690
6.50%, 3/13/2027	250,000	260,077
6.50%, 1/23/2029	75,000	76,178
6.75%, 9/21/2047	598,000	570,982
6.84%, 1/23/2030 (c)	500,000	518,695
6.88%, 8/4/2026 (b)	250,000	268,780
7.69%, 1/23/2050 (c)	500,000	522,045
Phillips 66:
3.90%, 3/15/2028	50,000	53,898
4.30%, 4/1/2022	35,000	36,891
4.88%, 11/15/2044	95,000	112,970
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	54,653
Shell International Finance B.V.:
1.88%, 5/10/2021	250,000	250,027
2.25%, 11/10/2020	200,000	200,794
2.50%, 9/12/2026	150,000	152,562
3.25%, 5/11/2025	100,000	105,912
4.00%, 5/10/2046	300,000	345,306
4.13%, 5/11/2035	75,000	86,482
4.38%, 5/11/2045	250,000	302,515
5.50%, 3/25/2040	25,000	33,678
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	26,363
4.00%, 11/15/2047	70,000	74,867
6.50%, 6/15/2038	50,000	69,011
Total Capital International SA:
3.46%, 2/19/2029	300,000	324,465
3.75%, 4/10/2024 (b)	375,000	402,052
Total Capital SA 3.88%, 10/11/2028	25,000	27,942
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	51,355
4.00%, 4/1/2029 (b)	250,000	265,962
6.63%, 6/15/2037	250,000	323,015
		17,306,306
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021 (b)	8,000	8,090
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	101,651
3.34%, 12/15/2027 (b)	50,000	51,397
4.08%, 12/15/2047	150,000	150,937
Halliburton Co.:
3.80%, 11/15/2025 (b)	350,000	370,954
4.85%, 11/15/2035	150,000	165,666
5.00%, 11/15/2045	35,000	39,178
7.45%, 9/15/2039	25,000	35,709
Security Description	Principal Amount	Value
National Oilwell Varco, Inc. 2.60%, 12/1/2022	$ 75,000	$ 75,445
		999,027
PACKAGING & CONTAINERS — 0.0% (a)
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	35,051
3.40%, 12/15/2027	35,000	36,320
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	101,804
3.75%, 3/15/2025	100,000	105,116
4.20%, 6/1/2032	50,000	54,802
		333,093
PHARMACEUTICALS — 1.6%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	325,656
2.90%, 11/6/2022	25,000	25,479
3.20%, 5/14/2026	200,000	203,476
3.38%, 11/14/2021	270,000	276,485
3.75%, 11/14/2023 (b)	235,000	246,924
4.25%, 11/14/2028 (b)	35,000	37,972
4.30%, 5/14/2036	50,000	52,815
4.40%, 11/6/2042	50,000	51,751
4.45%, 5/14/2046	150,000	155,175
4.50%, 5/14/2035	50,000	53,989
4.88%, 11/14/2048	25,000	27,578
Allergan Funding SCS:
3.45%, 3/15/2022	200,000	205,002
3.80%, 3/15/2025	75,000	78,475
3.85%, 6/15/2024	50,000	52,493
4.55%, 3/15/2035	350,000	372,130
4.75%, 3/15/2045	75,000	79,585
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	51,794
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	402,680
3.38%, 11/16/2025	35,000	36,806
3.50%, 8/17/2023	50,000	52,273
4.00%, 1/17/2029	35,000	38,953
4.00%, 9/18/2042	25,000	27,565
4.38%, 8/17/2048	40,000	47,460
6.45%, 9/15/2037	25,000	35,316
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (c)	50,000	50,514
2.60%, 5/16/2022 (c)	50,000	50,836
2.90%, 7/26/2024 (c)	335,000	345,536
3.20%, 6/15/2026 (c)	450,000	471,838
3.25%, 2/27/2027 (b)	250,000	267,100
3.25%, 8/1/2042	50,000	50,308
3.40%, 7/26/2029 (c)	355,000	379,122
4.13%, 6/15/2039 (c)	35,000	39,718
4.25%, 10/26/2049 (c)	65,000	75,455
Cardinal Health, Inc.:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.08%, 6/15/2024	$ 250,000	$ 253,040
3.41%, 6/15/2027	300,000	297,393
4.90%, 9/15/2045	25,000	25,536
Cigna Corp.:
3.40%, 9/17/2021 (b)	290,000	296,406
3.75%, 7/15/2023	580,000	606,970
4.38%, 10/15/2028	60,000	65,742
4.80%, 8/15/2038	60,000	67,423
4.90%, 12/15/2048	145,000	166,425
CVS Health Corp.:
2.13%, 6/1/2021	100,000	99,847
2.88%, 6/1/2026	210,000	210,277
3.35%, 3/9/2021	316,000	321,122
3.38%, 8/12/2024	25,000	25,866
3.50%, 7/20/2022	200,000	206,492
3.70%, 3/9/2023	485,000	505,026
3.88%, 7/20/2025	20,000	21,162
4.00%, 12/5/2023	25,000	26,519
4.10%, 3/25/2025	250,000	267,035
4.30%, 3/25/2028	610,000	659,251
4.78%, 3/25/2038	175,000	192,787
4.88%, 7/20/2035	45,000	50,166
5.05%, 3/25/2048	540,000	614,169
5.13%, 7/20/2045	185,000	209,888
Eli Lilly & Co.:
2.35%, 5/15/2022	300,000	303,825
3.10%, 5/15/2027 (b)	24,000	25,350
3.95%, 5/15/2047	250,000	287,392
5.55%, 3/15/2037	25,000	32,946
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	153,070
3.30%, 2/25/2021	25,000	25,341
4.50%, 2/25/2026	75,000	81,959
4.80%, 7/15/2046	150,000	168,711
6.13%, 11/15/2041	25,000	31,673
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022 (b)	450,000	459,706
3.00%, 6/1/2024 (b)	70,000	72,460
3.13%, 5/14/2021	70,000	71,359
3.38%, 6/1/2029	85,000	91,056
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,647
3.38%, 5/15/2023	100,000	104,423
3.63%, 5/15/2025	55,000	59,040
3.88%, 5/15/2028	100,000	110,363
4.20%, 3/18/2043	25,000	29,128
6.38%, 5/15/2038	50,000	71,729
Johnson & Johnson:
2.25%, 3/3/2022	250,000	253,037
2.45%, 3/1/2026	30,000	30,540
2.90%, 1/15/2028	250,000	263,025
3.38%, 12/5/2023	25,000	26,559
3.40%, 1/15/2038	100,000	108,122
3.55%, 3/1/2036	150,000	164,569
3.63%, 3/3/2037	200,000	223,336
Security Description	Principal Amount	Value
3.70%, 3/1/2046	$ 50,000	$ 56,533
3.75%, 3/3/2047	100,000	113,879
4.50%, 12/5/2043	50,000	62,598
McKesson Corp.:
2.85%, 3/15/2023	25,000	25,302
3.65%, 11/30/2020	100,000	101,553
3.95%, 2/16/2028	60,000	63,176
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	30,430
Merck & Co., Inc.:
2.35%, 2/10/2022 (b)	50,000	50,632
2.40%, 9/15/2022	25,000	25,399
2.75%, 2/10/2025	325,000	336,505
2.90%, 3/7/2024	45,000	46,786
3.40%, 3/7/2029	100,000	108,413
3.60%, 9/15/2042	25,000	27,565
3.70%, 2/10/2045	50,000	56,261
3.90%, 3/7/2039	100,000	115,575
4.00%, 3/7/2049	65,000	77,417
Mylan NV:
3.15%, 6/15/2021	380,000	384,473
5.25%, 6/15/2046	250,000	265,975
Novartis Capital Corp.:
2.40%, 5/17/2022 (b)	300,000	304,380
3.00%, 11/20/2025	25,000	26,320
3.10%, 5/17/2027 (b)	30,000	31,965
3.40%, 5/6/2024	25,000	26,544
4.00%, 11/20/2045 (b)	50,000	58,773
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	51,601
Pfizer, Inc.:
2.20%, 12/15/2021	200,000	201,466
2.95%, 3/15/2024	100,000	103,983
3.00%, 9/15/2021	40,000	40,838
3.00%, 12/15/2026	150,000	158,284
3.20%, 9/15/2023	50,000	52,387
3.40%, 5/15/2024	25,000	26,519
3.45%, 3/15/2029	100,000	108,347
3.60%, 9/15/2028 (b)	100,000	109,325
3.90%, 3/15/2039	25,000	28,280
4.00%, 12/15/2036	150,000	171,271
4.00%, 3/15/2049	100,000	115,396
4.10%, 9/15/2038	200,000	231,344
4.20%, 9/15/2048	35,000	41,383
7.20%, 3/15/2039	75,000	117,529
Sanofi:
3.63%, 6/19/2028	100,000	110,714
4.00%, 3/29/2021	25,000	25,740
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	300,000	301,245
2.88%, 9/23/2023	100,000	101,986
3.20%, 9/23/2026	30,000	30,951
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (c)	100,000	107,793

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/26/2028 (c)	$ 100,000	$ 117,048
Wyeth LLC 6.00%, 2/15/2036	25,000	34,063
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	51,296
3.90%, 8/20/2028	50,000	54,986
4.45%, 8/20/2048	25,000	29,553
4.70%, 2/1/2043	25,000	29,966
		18,080,915
PIPELINES — 1.0%
Boardwalk Pipelines L.P. 4.80%, 5/3/2029	40,000	42,563
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	43,685
4.88%, 2/1/2021	25,000	25,400
Enable Midstream Partners L.P.:
4.15%, 9/15/2029	100,000	96,855
4.40%, 3/15/2027	50,000	50,116
4.95%, 5/15/2028	30,000	31,141
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,779
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	50,873
3.70%, 7/15/2027	50,000	52,982
4.25%, 12/1/2026	50,000	54,597
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	50,000	52,596
4.50%, 4/15/2024	270,000	287,955
4.75%, 1/15/2026	225,000	243,979
5.15%, 2/1/2043	25,000	25,974
5.15%, 3/15/2045	225,000	236,671
5.20%, 2/1/2022	100,000	105,475
5.25%, 4/15/2029	275,000	309,892
5.30%, 4/15/2047	250,000	268,702
5.88%, 1/15/2024	250,000	278,005
6.25%, 4/15/2049	275,000	334,158
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	75,751
3.13%, 7/31/2029 (b)	350,000	359,793
3.50%, 2/1/2022	25,000	25,788
3.75%, 2/15/2025	75,000	79,897
3.95%, 2/15/2027 (b)	200,000	216,650
4.15%, 10/16/2028	25,000	27,607
4.20%, 1/31/2050	65,000	69,798
4.80%, 2/1/2049 (b)	25,000	29,024
4.85%, 3/15/2044	50,000	57,348
4.90%, 5/15/2046	50,000	58,359
5.10%, 2/15/2045	200,000	236,042
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b) (d)	250,000	241,562
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	150,000	148,378
Security Description	Principal Amount	Value
EQM Midstream Partners L.P.:
4.75%, 7/15/2023	$ 250,000	$ 250,802
5.50%, 7/15/2028	15,000	14,892
Series 30Y, 6.50%, 7/15/2048	25,000	24,113
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	279,323
5.40%, 9/1/2044	25,000	28,578
Kinder Morgan, Inc.:
3.15%, 1/15/2023	450,000	460,570
4.30%, 6/1/2025	300,000	324,633
5.05%, 2/15/2046	50,000	55,484
5.30%, 12/1/2034	200,000	230,394
5.55%, 6/1/2045	150,000	176,665
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	52,335
4.85%, 2/1/2049	275,000	318,706
5.00%, 3/1/2026	50,000	56,252
MPLX L.P.:
3.50%, 12/1/2022 (c)	75,000	77,139
4.00%, 3/15/2028	35,000	36,481
4.50%, 4/15/2038	180,000	186,631
4.70%, 4/15/2048 (b)	25,000	26,079
4.80%, 2/15/2029	105,000	115,678
4.88%, 6/1/2025	50,000	54,998
4.90%, 4/15/2058	25,000	25,729
5.20%, 3/1/2047	100,000	110,787
5.20%, 12/1/2047 (c)	100,000	109,137
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,612
ONEOK, Inc.:
2.75%, 9/1/2024 (b)	100,000	100,592
3.40%, 9/1/2029	100,000	99,348
4.00%, 7/13/2027	30,000	31,509
4.45%, 9/1/2049	40,000	40,094
4.55%, 7/15/2028	50,000	54,042
4.95%, 7/13/2047	150,000	160,968
5.20%, 7/15/2048	25,000	27,742
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	99,775
3.15%, 12/15/2029	100,000	98,732
3.55%, 10/1/2026	10,000	10,294
4.90%, 10/1/2046	10,000	11,231
3.75%, 3/1/2028	25,000	25,994
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	25,627
4.50%, 12/15/2026	50,000	53,074
4.65%, 10/15/2025	400,000	427,668
4.70%, 6/15/2044	25,000	24,361
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (b)	100,000	105,904
5.63%, 2/1/2021	95,000	98,110
5.63%, 3/1/2025	200,000	224,476

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 5/15/2024	$ 75,000	$ 83,554
5.88%, 6/30/2026	250,000	286,742
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	381,759
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	51,843
5.30%, 4/1/2044	25,000	26,435
5.35%, 5/15/2045	25,000	26,849
5.40%, 10/1/2047	150,000	163,815
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	100,951
4.63%, 3/1/2034	250,000	283,505
4.75%, 5/15/2038	100,000	114,117
4.88%, 5/15/2048	200,000	231,646
7.63%, 1/15/2039	25,000	37,153
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	252,980
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	54,594
Western Gas Partners L.P. 5.45%, 4/1/2044	25,000	22,085
Western Midstream Operating L.P.:
4.50%, 3/1/2028	20,000	19,344
4.75%, 8/15/2028	60,000	58,993
5.30%, 3/1/2048	50,000	43,310
Williams Cos., Inc.:
3.60%, 3/15/2022	100,000	102,713
3.70%, 1/15/2023	20,000	20,689
3.75%, 6/15/2027	200,000	206,574
3.90%, 1/15/2025	50,000	52,446
4.55%, 6/24/2024	65,000	69,996
5.10%, 9/15/2045	125,000	137,520
5.75%, 6/24/2044	25,000	29,543
		11,863,110
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	55,707
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	60,000	62,721
3.45%, 4/30/2025	100,000	104,553
4.00%, 2/1/2050	100,000	108,911
4.70%, 7/1/2030	35,000	40,573
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	51,275
3.63%, 11/15/2027	30,000	31,526
American Tower Corp.:
2.25%, 1/15/2022	100,000	100,149
Security Description	Principal Amount	Value
2.75%, 1/15/2027	$ 200,000	$ 199,676
3.00%, 6/15/2023	250,000	255,782
3.13%, 1/15/2027	100,000	102,101
3.38%, 10/15/2026	75,000	78,025
3.50%, 1/31/2023	50,000	51,849
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,571
Series GMTN, 2.95%, 5/11/2026	50,000	51,546
Series MTN, 3.20%, 1/15/2028	40,000	41,767
Series MTN, 3.30%, 6/1/2029	65,000	68,634
Series MTN, 3.90%, 10/15/2046	50,000	55,743
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	151,789
2.90%, 3/15/2030	35,000	34,876
3.40%, 6/21/2029	100,000	104,668
3.65%, 2/1/2026	100,000	105,754
3.85%, 2/1/2023	75,000	78,638
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	51,927
4.13%, 6/15/2026	50,000	53,001
4.13%, 5/15/2029	100,000	106,794
Camden Property Trust:
3.15%, 7/1/2029	65,000	67,655
4.10%, 10/15/2028	20,000	22,264
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	257,550
3.65%, 9/1/2027	150,000	158,782
3.70%, 6/15/2026	15,000	15,864
4.00%, 3/1/2027	20,000	21,560
4.75%, 5/15/2047	100,000	116,465
5.25%, 1/15/2023	100,000	109,030
CubeSmart L.P. 4.38%, 2/15/2029	30,000	32,909
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	126,129
3.70%, 8/15/2027 (b)	150,000	157,452
3.95%, 7/1/2022	25,000	26,122
Duke Realty L.P. 4.00%, 9/15/2028	100,000	108,967
EPR Properties:
4.50%, 6/1/2027	50,000	53,055
4.95%, 4/15/2028	50,000	54,395
Equinix, Inc.:
5.38%, 5/15/2027	60,000	64,738
5.88%, 1/15/2026	80,000	85,194
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	25,791
3.50%, 3/1/2028	100,000	106,802
4.00%, 8/1/2047	50,000	56,431
4.15%, 12/1/2028	100,000	112,208

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Essex Portfolio L.P.:
3.63%, 5/1/2027	$ 50,000	$ 52,720
4.00%, 3/1/2029	65,000	70,847
4.50%, 3/15/2048	50,000	57,469
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	77,711
3.25%, 7/15/2027	50,000	52,067
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	55,438
4.00%, 1/15/2030	65,000	65,538
5.25%, 6/1/2025	20,000	22,079
5.38%, 11/1/2023	20,000	21,627
5.38%, 4/15/2026	40,000	43,976
5.75%, 6/1/2028	20,000	22,753
HCP, Inc.:
3.88%, 8/15/2024	50,000	53,216
4.00%, 12/1/2022	67,000	70,144
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	25,000	25,790
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	24,567
3.88%, 3/1/2027	50,000	52,352
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	47,816
4.50%, 6/15/2023	25,000	25,732
4.95%, 2/15/2027	70,000	71,049
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	52,273
Series H, 3.38%, 12/15/2029	150,000	150,010
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030 (f)	50,000	49,552
4.65%, 4/1/2029	25,000	27,553
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	49,123
3.45%, 12/15/2024	50,000	51,979
4.75%, 12/15/2028	25,000	28,364
Kimco Realty Corp.:
2.80%, 10/1/2026 (b)	50,000	50,221
3.30%, 2/1/2025	40,000	41,217
3.70%, 10/1/2049	100,000	97,538
3.80%, 4/1/2027	25,000	26,494
Liberty Property L.P. 4.38%, 2/1/2029	65,000	72,558
Life Storage L.P. 4.00%, 6/15/2029	100,000	106,536
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	52,825
3.95%, 3/15/2029	100,000	109,057
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	52,443
4.30%, 10/15/2028	35,000	38,672
Office Properties Income Trust 4.25%, 5/15/2024	50,000	51,535
Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	$ 50,000	$ 49,875
4.38%, 8/1/2023	150,000	158,160
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	104,469
Prologis L.P.:
3.75%, 11/1/2025	50,000	54,426
4.25%, 8/15/2023	150,000	161,314
Public Storage 2.37%, 9/15/2022	125,000	126,271
Realty Income Corp.:
3.65%, 1/15/2028	100,000	107,367
3.88%, 4/15/2025	100,000	107,348
4.13%, 10/15/2026	50,000	55,008
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	54,347
4.40%, 2/1/2047	150,000	171,427
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	26,734
Sabra Health Care L.P./Sabra Capital Corp. 4.80%, 6/1/2024	25,000	26,390
Service Properties Trust 4.35%, 10/1/2024	100,000	101,413
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	352,464
2.63%, 6/15/2022	100,000	101,535
2.75%, 6/1/2023	200,000	204,380
4.25%, 11/30/2046	50,000	57,512
Spirit Realty L.P. 3.40%, 1/15/2030	100,000	99,497
STORE Capital Corp. 4.50%, 3/15/2028	50,000	53,889
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	50,906
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	158,001
Series MTN, 2.95%, 9/1/2026	25,000	25,416
Series MTN, 3.50%, 7/1/2027	50,000	52,562
Ventas Realty L.P.:
2.65%, 1/15/2025 (b)	25,000	25,196
3.00%, 1/15/2030	50,000	49,597
3.10%, 1/15/2023	50,000	51,228
3.85%, 4/1/2027	100,000	105,934
4.00%, 3/1/2028	100,000	107,241
4.38%, 2/1/2045	75,000	82,073
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	42,232
4.13%, 6/1/2021	5,000	5,116
4.60%, 2/6/2024	5,000	5,371
4.63%, 11/1/2025	50,000	54,571
4.88%, 6/1/2026	10,000	11,061

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Vornado Realty L.P. 3.50%, 1/15/2025	$ 50,000	$ 51,514
Welltower, Inc.:
3.10%, 1/15/2030	55,000	55,118
4.00%, 6/1/2025	175,000	187,003
4.13%, 3/15/2029	100,000	109,005
Weyerhaeuser Co.:
4.00%, 11/15/2029	200,000	217,694
4.63%, 9/15/2023	25,000	27,126
WP Carey, Inc. 3.85%, 7/15/2029	100,000	105,830
		9,671,674
RETAIL — 0.7%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,209
AutoZone, Inc.:
3.13%, 4/18/2024	100,000	103,369
3.75%, 6/1/2027	100,000	107,088
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	54,291
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	151,609
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	15,841
4.55%, 2/15/2048	15,000	15,834
Dollar General Corp.:
4.13%, 5/1/2028	70,000	76,638
4.15%, 11/1/2025	25,000	27,229
Dollar Tree, Inc.:
3.70%, 5/15/2023 (b)	95,000	98,587
4.00%, 5/15/2025	100,000	105,912
4.20%, 5/15/2028	45,000	48,382
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	100,228
2.13%, 9/15/2026	150,000	149,332
2.63%, 6/1/2022	150,000	153,303
2.80%, 9/14/2027	250,000	260,190
3.00%, 4/1/2026	350,000	367,402
3.75%, 2/15/2024	25,000	26,874
3.90%, 6/15/2047	200,000	228,656
4.25%, 4/1/2046	35,000	41,722
5.95%, 4/1/2041	50,000	71,163
Kohl's Corp. 5.55%, 7/17/2045	20,000	20,619
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	49,862
3.10%, 5/3/2027	200,000	206,302
3.38%, 9/15/2025	25,000	26,239
3.65%, 4/5/2029 (b)	320,000	342,074
3.70%, 4/15/2046	50,000	50,332
4.05%, 5/3/2047	300,000	319,416
4.25%, 9/15/2044	25,000	26,822
4.38%, 9/15/2045	25,000	27,566
4.55%, 4/5/2049	15,000	17,300
4.65%, 4/15/2042	25,000	28,281
Security Description	Principal Amount	Value
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024	$ 25,000	$ 24,999
4.50%, 12/15/2034	6,000	5,535
McDonald's Corp.:
Series MTN, 2.63%, 9/1/2029 (b)	75,000	74,830
Series MTN, 2.75%, 12/9/2020	25,000	25,190
Series MTN, 3.35%, 4/1/2023	80,000	83,462
Series MTN, 3.50%, 3/1/2027	50,000	53,406
Series MTN, 3.70%, 1/30/2026	75,000	80,479
Series MTN, 3.80%, 4/1/2028	100,000	109,478
Series MTN, 4.45%, 3/1/2047	125,000	143,410
Series MTN, 4.45%, 9/1/2048	20,000	23,082
Series MTN, 4.70%, 12/9/2035	150,000	178,195
Series MTN, 4.88%, 12/9/2045	100,000	120,847
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	53,307
4.35%, 6/1/2028	100,000	111,706
QVC, Inc. 5.45%, 8/15/2034	50,000	50,598
Starbucks Corp.:
2.20%, 11/22/2020	200,000	200,324
3.55%, 8/15/2029	250,000	269,695
3.80%, 8/15/2025	50,000	54,068
3.85%, 10/1/2023	25,000	26,548
4.00%, 11/15/2028 (b)	50,000	55,687
4.45%, 8/15/2049	100,000	115,797
4.50%, 11/15/2048	30,000	34,908
Target Corp.:
2.50%, 4/15/2026	50,000	50,802
3.38%, 4/15/2029	100,000	107,707
3.90%, 11/15/2047	250,000	285,887
4.00%, 7/1/2042	50,000	57,471
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	49,852
Walgreen Co. 3.10%, 9/15/2022 (b)	25,000	25,598
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	204,598
3.45%, 6/1/2026	250,000	258,185
4.50%, 11/18/2034	25,000	26,596
4.65%, 6/1/2046 (b)	25,000	26,052
Walmart, Inc.:
1.90%, 12/15/2020	250,000	250,197
2.35%, 12/15/2022 (b)	250,000	253,585
2.65%, 12/15/2024	150,000	154,566
3.05%, 7/8/2026	250,000	264,800
3.13%, 6/23/2021	250,000	255,825
3.25%, 7/8/2029	80,000	86,407
3.30%, 4/22/2024	325,000	343,310
3.63%, 12/15/2047	250,000	279,762
3.70%, 6/26/2028	100,000	110,921

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 6/28/2038	$ 125,000	$ 146,140
4.05%, 6/29/2048	35,000	42,048
		8,519,532
SEMICONDUCTORS — 0.4%
Analog Devices, Inc. 2.95%, 1/12/2021	50,000	50,427
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	27,228
4.35%, 4/1/2047 (b)	100,000	121,954
5.10%, 10/1/2035	50,000	63,962
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	200,000	199,934
3.00%, 1/15/2022	350,000	353,486
3.63%, 1/15/2024	350,000	357,724
3.88%, 1/15/2027	350,000	351,610
Broadcom, Inc.:
3.13%, 4/15/2021 (c)	250,000	252,442
3.63%, 10/15/2024 (c)	150,000	152,670
4.75%, 4/15/2029 (c)	150,000	158,490
Intel Corp.:
2.35%, 5/11/2022 (b)	50,000	50,566
2.88%, 5/11/2024	200,000	207,478
3.15%, 5/11/2027	200,000	213,134
3.30%, 10/1/2021	25,000	25,730
4.10%, 5/19/2046	370,000	430,203
4.10%, 5/11/2047	50,000	58,616
KLA Corp. 4.10%, 3/15/2029	65,000	71,701
Lam Research Corp.:
3.75%, 3/15/2026	50,000	53,415
4.00%, 3/15/2029	280,000	309,000
4.88%, 3/15/2049	25,000	30,573
Micron Technology, Inc.:
4.66%, 2/15/2030	200,000	208,018
5.50%, 2/1/2025	25,000	25,724
NVIDIA Corp. 3.20%, 9/16/2026	50,000	52,526
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (c)	100,000	108,324
QUALCOMM, Inc.:
2.60%, 1/30/2023	200,000	203,192
2.90%, 5/20/2024	200,000	205,620
3.25%, 5/20/2027	50,000	52,219
3.45%, 5/20/2025	50,000	52,819
4.30%, 5/20/2047	50,000	55,751
4.80%, 5/20/2045	25,000	29,812
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	73,412
3.88%, 3/15/2039	250,000	288,890
4.15%, 5/15/2048	150,000	183,594
Xilinx, Inc. 2.95%, 6/1/2024	50,000	51,364
		5,131,608
Security Description	Principal Amount	Value
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	$ 250,000	$ 250,695
4.50%, 6/15/2047	150,000	169,917
Adobe, Inc. 3.25%, 2/1/2025	25,000	26,367
Autodesk, Inc. 3.50%, 6/15/2027	50,000	51,744
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,538
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	205,890
3.63%, 10/15/2020	28,000	28,386
3.75%, 5/21/2029 (b)	20,000	21,681
3.88%, 6/5/2024	7,000	7,451
Series 30Y, 4.75%, 5/15/2048	50,000	60,659
Fiserv, Inc.:
2.75%, 7/1/2024	100,000	101,795
3.20%, 7/1/2026	275,000	285,101
3.50%, 7/1/2029	65,000	68,342
3.80%, 10/1/2023	150,000	158,701
4.20%, 10/1/2028	65,000	71,842
4.40%, 7/1/2049	60,000	67,286
Microsoft Corp.:
1.55%, 8/8/2021	200,000	199,112
2.00%, 11/3/2020	150,000	150,227
2.00%, 8/8/2023	50,000	50,365
2.40%, 2/6/2022	300,000	304,401
2.40%, 8/8/2026	200,000	203,742
2.88%, 2/6/2024	300,000	312,636
3.13%, 11/3/2025	50,000	53,171
3.30%, 2/6/2027	280,000	302,028
3.45%, 8/8/2036	50,000	55,107
3.63%, 12/15/2023	25,000	26,762
3.70%, 8/8/2046	350,000	400,722
3.95%, 8/8/2056	75,000	88,727
4.00%, 2/12/2055	75,000	89,333
4.10%, 2/6/2037	250,000	297,017
4.20%, 11/3/2035	65,000	77,600
4.45%, 11/3/2045	275,000	347,787
4.50%, 2/6/2057	250,000	324,857
5.20%, 6/1/2039	50,000	67,960
4.25%, 2/6/2047	150,000	187,320
Oracle Corp.:
1.90%, 9/15/2021	200,000	199,826
2.40%, 9/15/2023	200,000	202,496
2.50%, 5/15/2022	50,000	50,608
2.63%, 2/15/2023	235,000	239,371
2.65%, 7/15/2026	45,000	45,887
2.80%, 7/8/2021 (b)	250,000	253,965
2.95%, 11/15/2024	200,000	207,486
2.95%, 5/15/2025	10,000	10,384
3.25%, 11/15/2027	50,000	52,989
3.80%, 11/15/2037	180,000	197,456

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 7/15/2036	$ 150,000	$ 165,097
3.90%, 5/15/2035	5,000	5,561
4.00%, 7/15/2046	180,000	201,166
4.00%, 11/15/2047	285,000	319,023
4.30%, 7/8/2034	200,000	232,320
4.38%, 5/15/2055	10,000	11,748
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	286,861
3.70%, 4/11/2028	25,000	27,419
VMware, Inc. 3.90%, 8/21/2027	150,000	154,297
		8,004,229
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	102,395
4.38%, 7/16/2042	50,000	56,763
4.38%, 4/22/2049	200,000	230,670
6.13%, 3/30/2040	100,000	136,150
AT&T, Inc.:
2.95%, 7/15/2026	200,000	202,258
3.20%, 3/1/2022	250,000	256,157
3.40%, 5/15/2025	250,000	260,877
3.55%, 6/1/2024	25,000	26,190
3.60%, 7/15/2025	300,000	315,471
3.80%, 2/15/2027	150,000	158,723
3.90%, 3/11/2024 (b)	25,000	26,509
4.10%, 2/15/2028	184,000	199,140
4.13%, 2/17/2026	350,000	377,811
4.30%, 2/15/2030	380,000	418,312
4.35%, 3/1/2029	360,000	398,106
4.45%, 4/1/2024	25,000	27,055
4.50%, 5/15/2035	300,000	328,674
4.55%, 3/9/2049	208,000	224,792
4.65%, 6/1/2044	25,000	26,846
4.75%, 5/15/2046	30,000	33,337
4.80%, 6/15/2044	50,000	55,410
4.85%, 3/1/2039	70,000	79,352
4.85%, 7/15/2045	50,000	55,746
5.15%, 11/15/2046	300,000	347,673
5.15%, 2/15/2050	150,000	175,731
5.25%, 3/1/2037	400,000	470,328
5.45%, 3/1/2047	250,000	301,745
5.65%, 2/15/2047	150,000	185,848
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	63,157
4.46%, 4/1/2048	30,000	35,136
British Telecommunications PLC 5.13%, 12/4/2028	200,000	228,890
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	199,926
2.20%, 2/28/2021	100,000	100,485
3.00%, 6/15/2022	25,000	25,775
3.50%, 6/15/2025	25,000	27,014
3.63%, 3/4/2024	25,000	26,811
Security Description	Principal Amount	Value
5.50%, 1/15/2040	$ 300,000	$ 412,746
Corning, Inc. 4.38%, 11/15/2057	25,000	25,795
Juniper Networks, Inc. 3.75%, 8/15/2029	100,000	100,603
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	26,317
4.60%, 2/23/2028	125,000	134,973
4.60%, 5/23/2029	50,000	54,491
Orange SA 5.50%, 2/6/2044 (b)	50,000	65,870
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	30,670
4.30%, 2/15/2048	40,000	45,593
4.35%, 5/1/2049	155,000	178,357
5.00%, 3/15/2044	50,000	61,484
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	164,359
5.21%, 3/8/2047	300,000	347,811
5.52%, 3/1/2049	150,000	182,154
7.05%, 6/20/2036	25,000	34,396
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	36,241
TELUS Corp. 4.60%, 11/16/2048	150,000	177,369
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	50,685
3.13%, 3/16/2022	250,000	257,102
3.38%, 2/15/2025	250,000	263,757
3.50%, 11/1/2024	50,000	52,923
3.88%, 2/8/2029	10,000	10,981
4.02%, 12/3/2029	500,000	557,315
4.27%, 1/15/2036	28,000	31,522
4.33%, 9/21/2028	285,000	322,939
4.40%, 11/1/2034	250,000	285,387
4.50%, 8/10/2033	250,000	290,322
4.52%, 9/15/2048	25,000	29,418
4.81%, 3/15/2039	100,000	119,970
5.01%, 4/15/2049	650,000	814,918
5.15%, 9/15/2023 (b)	300,000	335,574
5.25%, 3/16/2037	150,000	186,423
5.50%, 3/16/2047	350,000	462,675
Vodafone Group PLC:
3.75%, 1/16/2024	170,000	179,018
4.13%, 5/30/2025 (b)	50,000	54,045
4.38%, 5/30/2028 (b)	305,000	337,004
4.38%, 2/19/2043	75,000	77,861
5.00%, 5/30/2038	250,000	284,762
5.25%, 5/30/2048	225,000	260,410
		13,529,503
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	30,616

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	$ 100,000	$ 105,786
3.55%, 2/15/2050	200,000	212,544
3.75%, 4/1/2024	25,000	26,641
3.90%, 8/1/2046	100,000	111,503
4.05%, 6/15/2048	155,000	177,411
4.13%, 6/15/2047	150,000	173,601
4.15%, 12/15/2048	30,000	35,060
4.45%, 3/15/2043	50,000	58,835
4.55%, 9/1/2044	50,000	59,835
4.90%, 4/1/2044	125,000	156,607
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	103,079
2.95%, 11/21/2024	50,000	51,850
3.20%, 8/2/2046	25,000	25,933
3.65%, 2/3/2048	50,000	55,667
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	111,519
4.80%, 9/15/2035	30,000	36,021
CSX Corp.:
2.40%, 2/15/2030	50,000	49,105
3.25%, 6/1/2027	50,000	52,615
3.35%, 9/15/2049	65,000	63,845
3.40%, 8/1/2024	25,000	26,318
3.80%, 3/1/2028	50,000	54,515
3.80%, 11/1/2046	100,000	104,757
4.10%, 3/15/2044	75,000	81,482
4.25%, 3/15/2029	95,000	107,412
4.30%, 3/1/2048	50,000	56,157
4.50%, 3/15/2049	125,000	145,110
4.65%, 3/1/2068	50,000	57,046
FedEx Corp.:
3.40%, 1/14/2022	150,000	153,801
3.40%, 2/15/2028 (b)	50,000	51,307
3.90%, 2/1/2035	200,000	204,046
4.00%, 1/15/2024	25,000	26,588
4.05%, 2/15/2048	50,000	48,999
4.55%, 4/1/2046	100,000	104,912
4.75%, 11/15/2045	25,000	26,940
4.95%, 10/17/2048	100,000	111,064
Kansas City Southern 4.70%, 5/1/2048	50,000	59,347
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	154,609
3.00%, 4/1/2022	25,000	25,491
3.15%, 6/1/2027	50,000	52,367
3.94%, 11/1/2047	100,000	109,166
4.45%, 6/15/2045	19,000	22,003
5.10%, 8/1/2118	50,000	60,894
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	40,000	40,145
Series MTN, 2.80%, 3/1/2022	100,000	101,261
Security Description	Principal Amount	Value
Series MTN, 3.45%, 11/15/2021	$ 100,000	$ 102,290
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	50,793
2.95%, 3/1/2022	350,000	358,095
3.20%, 6/8/2021	35,000	35,635
3.50%, 6/8/2023	50,000	52,314
3.70%, 3/1/2029	250,000	272,300
3.80%, 10/1/2051	52,000	55,658
3.95%, 9/10/2028	280,000	309,263
4.05%, 3/1/2046	175,000	192,381
4.10%, 9/15/2067	15,000	15,859
4.30%, 3/1/2049 (b)	250,000	290,547
4.38%, 9/10/2038	110,000	127,120
4.50%, 9/10/2048	130,000	154,757
United Parcel Service, Inc.:
2.05%, 4/1/2021 (b)	150,000	150,033
2.35%, 5/16/2022	50,000	50,482
2.40%, 11/15/2026	30,000	30,107
2.45%, 10/1/2022	125,000	126,846
2.50%, 4/1/2023	150,000	152,059
3.05%, 11/15/2027	50,000	52,402
3.75%, 11/15/2047	175,000	186,735
		6,418,870
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	50,000	52,501
4.55%, 11/7/2028	50,000	55,375
4.70%, 4/1/2029	25,000	28,177
		136,053
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	123,975
3.40%, 3/1/2025	25,000	26,198
3.75%, 9/1/2028	100,000	108,629
3.75%, 9/1/2047	100,000	106,964
4.30%, 12/1/2042	25,000	28,446
		394,212
TOTAL CORPORATE BONDS & NOTES (Cost $279,234,813)		294,156,718
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	100,000	100,820
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	200,707
Drive Auto Receivables Trust:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-4, Class D, 4.09%, 1/15/2026	$ 100,000	$ 102,911
Series 2019-4, Class C, 2.51%, 11/17/2025	50,000	50,037
Ford Credit Auto Lease Trust Series 2019-B, Class A3, 2.22%, 10/15/2022	200,000	200,587
GM Financial Automobile Leasing Trust Series 2019-1, Class A3, 2.98%, 12/20/2021	100,000	101,064
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A3, 2.65%, 2/16/2024	200,000	202,069
Honda Auto Receivables Owner Trust Series 2019-3, Class A3, 1.78%, 8/15/2023	200,000	199,367
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, 1.94%, 3/15/2024	100,000	100,157
Nissan Auto Lease Trust 2018-A Series 2018-A, Class A4, 3.35%, 9/15/2023	200,000	203,452
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	60,000	60,906
Nissan Auto Receivables 2019-A Owner Trust Series 2018-A, Class A3, 2.90%, 10/16/2023	100,000	101,732
Santander Drive Auto Receivables Trust:
Series 2019-1, Class D, 3.32%, 3/15/2024	85,000	85,995
Series 2019-4, Class C, 3.56%, 7/15/2024	50,000	50,751
Toyota Auto Receivables Owner Trust Series 2019-C, Class A3, 1.91%, 9/15/2023	400,000	399,928
World Omni Auto Receivables Trust Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	112,475
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	50,000	50,610
		2,323,568
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2018-8, Class A, 3.18%, 4/15/2024	68,000	69,730
Security Description	Principal Amount	Value
Series 2017-7, Class A, 2.35%, 5/15/2025	$ 300,000	$ 303,993
Series 2019-1, Class A, 2.87%, 10/15/2024	100,000	102,434
BA Credit Card Trust Series 2018-A2, Class A1, 3.00%, 9/15/2023	300,000	305,092
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	199,294
Citibank Credit Card Issuance Trust:
Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	682,611
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	101,248
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.34%, 6/15/2025	150,000	151,164
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	401,143
		2,316,709
TOTAL ASSET-BACKED SECURITIES (Cost $4,603,888)		4,640,277
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.63%, 09/17/2022	40,000	39,958
1.88%, 01/20/2021	100,000	100,055
2.63%, 01/31/2022	200,000	204,198
Series GMTN, 2.88%, 03/13/2023	100,000	103,972
		448,183
CANADA — 0.4%
Canada Government International Bond 2.00%, 11/15/2022	275,000	278,160
Export Development Canada:
1.38%, 10/21/2021	50,000	49,672
1.50%, 05/26/2021	50,000	49,799
1.75%, 07/18/2022 (b)	150,000	150,426
2.00%, 05/17/2022 (b)	50,000	50,437
2.50%, 01/24/2023	200,000	205,486
Province of Alberta Canada:
2.20%, 07/26/2022 (b)	50,000	50,592
3.30%, 03/15/2028	650,000	717,132
Province of British Columbia Canada:
2.25%, 06/02/2026	150,000	153,808

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 09/22/2021	$ 50,000	$ 50,881
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	252,812
Series GX, 2.60%, 04/16/2024	100,000	103,588
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	55,842
Province of Ontario Canada:
2.20%, 10/03/2022 (b)	250,000	253,135
2.30%, 06/15/2026	500,000	512,950
2.40%, 02/08/2022	350,000	355,089
2.50%, 09/10/2021	25,000	25,337
2.50%, 04/27/2026 (b)	350,000	363,349
2.55%, 02/12/2021	200,000	201,852
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	202,876
2.50%, 04/20/2026	250,000	259,597
2.63%, 02/13/2023 (b)	250,000	257,175
2.75%, 08/25/2021	50,000	50,901
2.75%, 04/12/2027	200,000	211,842
Series QO, 2.88%, 10/16/2024	200,000	210,708
		5,073,446
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	52,534
3.24%, 02/06/2028	200,000	212,918
3.86%, 06/21/2047 (b)	300,000	345,558
		611,010
COLOMBIA — 0.2%
Colombia Government International Bond:
3.88%, 04/25/2027 (b)	200,000	212,244
4.00%, 02/26/2024 (b)	275,000	289,938
4.50%, 01/28/2026	250,000	273,050
4.50%, 03/15/2029	250,000	278,073
5.00%, 06/15/2045	200,000	234,056
5.20%, 05/15/2049	250,000	302,467
5.63%, 02/26/2044	200,000	250,702
		1,840,530
GERMANY — 0.5%
FMS Wertmanagement:
2.75%, 03/06/2023	300,000	310,827
2.75%, 01/30/2024 (b)	250,000	261,582
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	68,570
1.38%, 08/05/2024	200,000	197,706
1.50%, 06/15/2021	700,000	697,354
1.88%, 12/15/2020	350,000	350,196
2.00%, 05/02/2025	100,000	101,924
2.13%, 03/07/2022	250,000	252,870
2.13%, 06/15/2022	250,000	253,247
Security Description	Principal Amount	Value
2.13%, 01/17/2023	$ 100,000	$ 101,571
2.38%, 12/29/2022	250,000	255,897
2.50%, 02/15/2022	500,000	509,820
2.50%, 11/20/2024	300,000	312,795
2.63%, 04/12/2021	300,000	303,900
2.63%, 01/25/2022	50,000	51,103
2.63%, 02/28/2024 (b)	500,000	521,235
2.88%, 04/03/2028	490,000	535,026
Series GMTN, 3.13%, 12/15/2021	500,000	515,695
Landwirtschaftliche Rentenbank:
3.13%, 11/14/2023	100,000	105,895
Series 36, 2.00%, 12/06/2021	150,000	150,953
Series 37, 2.50%, 11/15/2027 (b)	50,000	52,901
		5,911,067
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	395,552
6.38%, 03/29/2021	150,000	159,308
		554,860
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	278,663
4.75%, 02/11/2029 (b)	150,000	170,942
5.35%, 02/11/2049 (b)	100,000	128,026
		577,631
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	105,196
3.25%, 01/17/2028 (b)	100,000	108,399
4.00%, 06/30/2022	50,000	52,638
4.13%, 01/17/2048	100,000	117,663
		383,896
ITALY — 0.0% (a)
Republic of Italy Government International Bond 5.38%, 6/15/2033	50,000	59,107
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.50%, 07/21/2021 (b)	25,000	24,841
2.50%, 06/01/2022	200,000	203,322
2.50%, 05/23/2024	200,000	205,390
2.75%, 11/16/2027	200,000	210,862
2.88%, 07/21/2027	100,000	106,168
3.25%, 07/20/2023	150,000	157,399
3.38%, 10/31/2023	200,000	211,448
Series DTC, 1.88%, 04/20/2021	225,000	224,928

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series DTC, 2.38%, 04/20/2026	$ 200,000	$ 205,092
		1,549,450
MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022 (b)	100,000	103,293
3.75%, 01/11/2028	100,000	103,038
4.00%, 10/02/2023	80,000	84,453
4.13%, 01/21/2026	125,000	132,587
4.15%, 03/28/2027	400,000	423,920
4.50%, 04/22/2029	250,000	272,145
4.50%, 01/31/2050 (b)	250,000	263,267
4.60%, 02/10/2048	400,000	428,532
5.55%, 01/21/2045 (b)	450,000	545,076
6.05%, 01/11/2040 (b)	30,000	37,871
Series MTN, 4.75%, 03/08/2044	100,000	108,377
		2,502,559
PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	158,791
3.88%, 03/17/2028	200,000	217,608
4.50%, 05/15/2047	50,000	59,485
4.50%, 04/16/2050	200,000	237,206
6.70%, 01/26/2036	50,000	71,252
		744,342
PERU — 0.0% (a)
Peruvian Government International Bond:
2.84%, 06/20/2030	55,000	56,585
4.13%, 08/25/2027	150,000	167,940
5.63%, 11/18/2050 (b)	150,000	219,936
6.55%, 03/14/2037	25,000	36,579
		481,040
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 03/01/2041 (b)	200,000	230,890
3.70%, 02/02/2042	100,000	115,793
3.95%, 01/20/2040	200,000	236,188
4.00%, 01/15/2021	100,000	102,299
4.20%, 01/21/2024	300,000	325,461
5.00%, 01/13/2037	150,000	195,792
7.75%, 01/14/2031	100,000	150,318
		1,356,741
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	51,658
3.25%, 04/06/2026	175,000	186,028
4.00%, 01/22/2024 (b)	150,000	162,440
Security Description	Principal Amount	Value
5.00%, 03/23/2022	$ 50,000	$ 53,675
5.13%, 04/21/2021	250,000	262,257
		716,058
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021 (b)	100,000	99,970
2.38%, 04/21/2027	25,000	25,067
3.00%, 11/01/2022	250,000	256,430
3.25%, 11/10/2025	150,000	158,911
3.50%, 11/27/2021 (b)	250,000	257,000
Korea Development Bank:
2.50%, 01/13/2021	100,000	100,456
2.75%, 03/19/2023	200,000	204,562
3.00%, 01/13/2026	100,000	103,954
Korea International Bank 3.50%, 9/20/2028	200,000	221,014
		1,427,364
SUPRANATIONAL — 1.4%
African Development Bank:
3.00%, 09/20/2023	150,000	157,686
Series GDIF, 1.25%, 07/26/2021	25,000	24,790
Series GDIF, 2.63%, 03/22/2021	100,000	101,236
Series GMTN, 1.63%, 09/16/2022	210,000	209,943
Series GMTN, 3.00%, 12/06/2021 (b)	30,000	30,834
Asian Development Bank:
2.63%, 01/30/2024	200,000	208,346
2.88%, 11/27/2020	185,000	187,183
Series GMTN, 1.63%, 03/16/2021	150,000	149,688
Series GMTN, 1.75%, 06/08/2021	100,000	100,047
Series GMTN, 1.75%, 09/13/2022	250,000	250,837
Series GMTN, 2.00%, 02/16/2022	150,000	151,199
Series GMTN, 2.00%, 04/24/2026	100,000	101,916
Series GMTN, 2.13%, 11/24/2021	75,000	75,701
Series GMTN, 2.25%, 01/20/2021	300,000	301,728
Series GMTN, 2.38%, 08/10/2027	50,000	52,335
Series GMTN, 2.50%, 11/02/2027	100,000	105,766
Series GMTN, 2.63%, 01/12/2027	50,000	53,145
Series GMTN, 2.75%, 03/17/2023	85,000	88,182
Series GMTN, 3.13%, 09/26/2028	50,000	55,792

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.88%, 07/19/2022	$ 400,000	$ 402,656
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	49,763
2.75%, 01/06/2023	100,000	101,157
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	49,893
1.75%, 09/26/2022	100,000	100,345
2.50%, 02/27/2024	30,000	31,101
2.63%, 02/13/2023	60,000	61,883
European Bank for Reconstruction & Development:
Series GMTN, 1.88%, 02/23/2022	75,000	75,360
Series GMTN, 2.00%, 02/01/2021	250,000	250,622
Series GMTN, 2.75%, 04/26/2021	150,000	152,258
European Investment Bank:
1.63%, 06/15/2021	150,000	149,762
1.88%, 02/10/2025	100,000	101,234
2.00%, 03/15/2021 (b)	225,000	225,745
2.00%, 12/15/2022	250,000	252,887
2.13%, 10/15/2021	50,000	50,447
2.13%, 04/13/2026	100,000	102,824
2.25%, 03/15/2022 (b)	250,000	253,652
2.38%, 06/15/2022 (b)	350,000	356,821
2.38%, 05/24/2027 (b)	100,000	104,911
2.50%, 04/15/2021	50,000	50,563
2.50%, 03/15/2023	145,000	149,230
2.50%, 10/15/2024 (b)	25,000	26,047
2.63%, 05/20/2022	2,000,000	2,051,040
Series DIP, 1.38%, 09/15/2021 (b)	200,000	198,784
Series GMTN, 2.38%, 05/13/2021	250,000	252,527
Series GMTN, 2.88%, 08/15/2023 (b)	350,000	366,282
Series GMTN, 3.13%, 12/14/2023	350,000	371,217
Inter-American Development Bank:
1.88%, 03/15/2021	250,000	250,392
1.88%, 07/23/2021	100,000	100,310
2.00%, 07/23/2026	100,000	101,990
2.13%, 11/09/2020	25,000	25,077
2.25%, 06/18/2029	250,000	261,187
2.38%, 07/07/2027	100,000	104,779
2.50%, 01/18/2023	100,000	102,769
3.00%, 02/21/2024	100,000	105,793
3.13%, 09/18/2028	100,000	111,559
4.38%, 01/24/2044	75,000	104,181
Series GMTN, 1.75%, 09/14/2022	350,000	351,197
Security Description	Principal Amount	Value
Series GMTN, 2.13%, 01/18/2022	$ 350,000	$ 353,689
Series GMTN, 2.63%, 04/19/2021	190,000	192,529
Series GMTN, 3.00%, 09/26/2022	100,000	103,955
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	302,412
2.13%, 11/01/2020	25,000	25,073
2.13%, 07/01/2022	200,000	202,690
3.00%, 09/27/2023	350,000	368,564
Series GDIF, 1.38%, 05/24/2021	275,000	273,443
Series GDIF, 1.38%, 09/20/2021	300,000	298,218
Series GDIF, 1.50%, 08/28/2024	400,000	397,624
Series GDIF, 1.88%, 06/19/2023	300,000	302,598
Series GDIF, 2.13%, 12/13/2021	400,000	403,984
Series GDIF, 2.50%, 11/25/2024	300,000	312,804
Series GDIF, 2.50%, 07/29/2025	200,000	209,332
Series GDIF, 2.50%, 11/22/2027	250,000	264,932
Series GDIF, 2.75%, 07/23/2021	450,000	458,343
Series GMTN, 4.75%, 02/15/2035	25,000	33,651
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	125,000	123,743
Series GMTN, 2.13%, 04/07/2026	100,000	102,804
Series GMTN, 2.25%, 01/25/2021	300,000	301,761
Series GMTN, 2.88%, 07/31/2023	150,000	156,864
Nordic Investment Bank:
2.13%, 02/01/2022	200,000	202,084
2.25%, 02/01/2021 (b)	300,000	301,755
		16,057,451
SWEDEN — 0.1%
Svensk Exportkredit AB:
2.00%, 08/30/2022 (b)	200,000	201,616
Series GMTN, 3.13%, 11/08/2021	250,000	256,990
Series MTN, 2.75%, 10/07/2020	250,000	252,050
		710,656

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	$ 225,000	$ 247,180
4.38%, 01/23/2031	280,000	309,319
5.10%, 06/18/2050	175,000	208,373
		764,872
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $40,212,358)		41,770,263
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Federal Farm Credit Banks:
2.53%, 2/14/2022	500,000	508,240
2.59%, 8/27/2029	150,000	149,553
2.60%, 1/18/2022	150,000	153,166
2.65%, 8/13/2029	250,000	248,790
2.88%, 7/17/2023	100,000	103,942
3.08%, 8/12/2039	75,000	74,841
3.50%, 12/20/2023	50,000	53,725
Federal Home Loan Bank:
1.13%, 7/14/2021	400,000	395,872
1.38%, 2/18/2021	100,000	99,450
1.50%, 8/15/2024	190,000	189,027
1.88%, 7/7/2021	230,000	230,745
1.88%, 11/29/2021 (b)	700,000	703,003
2.00%, 9/13/2021	200,000	200,002
2.15%, 9/26/2022	50,000	49,890
2.50%, 2/13/2024	220,000	228,340
2.88%, 9/13/2024	50,000	52,857
3.25%, 6/9/2028	500,000	552,555
3.25%, 11/16/2028 (b)	30,000	33,477
3.38%, 12/8/2023	50,000	53,473
5.50%, 7/15/2036	135,000	196,417
Series 0000, 2.00%, 8/26/2022	100,000	99,883
Series 0000, 2.25%, 6/11/2021	75,000	75,673
Series 0000, 2.30%, 7/19/2022	100,000	99,987
Federal Home Loan Mortgage Corp.:
2.13%, 9/12/2024	350,000	349,412
2.25%, 8/8/2022	250,000	249,990
2.38%, 2/16/2021	250,000	252,027
2.38%, 7/15/2021	250,000	250,052
2.38%, 1/13/2022	325,000	329,927
2.50%, 10/1/2029	41,694	42,201
2.50%, 1/1/2031	83,816	84,942
2.50%, 5/1/2031	138,352	140,198
2.50%, 6/1/2031	251,333	254,687
2.50%, 10/1/2031	232,315	235,414
2.50%, 12/1/2031	269,638	273,235
Security Description	Principal Amount	Value
2.50%, 12/1/2032	$ 1,225,550	$ 1,240,142
2.50%, 2/1/2033	1,468,826	1,486,315
2.50%, 9/1/2046	1,959,381	1,960,739
2.82%, 5/20/2024	100,000	100,109
3.00%, 10/1/2030	524,999	540,814
3.00%, 12/1/2030	106,689	109,469
3.00%, 5/1/2031	83,758	85,895
3.00%, 12/1/2031	425,305	436,154
3.00%, 2/1/2032	657,682	674,458
3.00%, 5/1/2032	688,333	705,178
3.00%, 7/1/2032	211,931	217,117
3.00%, 1/1/2033	906,316	928,494
3.00%, 5/1/2035	62,843	64,725
3.00%, 4/1/2036	454,265	468,318
3.00%, 6/1/2036	274,565	283,059
3.00%, 2/1/2038	1,126,933	1,160,391
3.00%, 1/1/2043	3,023,087	3,114,250
3.00%, 7/1/2043	3,288,426	3,383,447
3.00%, 6/1/2045	97,646	100,217
3.00% 8/1/2045	537,324	552,738
3.00%, 4/1/2046	434,945	445,592
3.00% 6/1/2046	4,146,952	4,272,425
3.00%, 8/1/2046	750,804	769,184
3.00%, 9/1/2046	244,721	250,711
3.00%, 10/1/2046	418,183	428,420
3.00% 11/1/2046	1,338,069	1,370,824
3.00% 12/1/2046	1,179,457	1,208,329
3.00%, 1/1/2047	878,813	900,326
3.00% 2/1/2047	1,681,487	1,725,575
3.00%, 11/1/2047	883,057	900,956
3.00%, 1/1/2048	1,375,973	1,403,862
3.00%, 2/1/2048	1,780,961	1,817,059
3.00%, 9/1/2049	996,557	1,011,673
3.50%, 4/1/2032	388,222	402,665
3.50%, 6/1/2033	1,006,628	1,041,375
3.50%, 9/1/2033	747,703	773,512
3.50%, 11/1/2034	259,895	270,426
3.50%, 3/1/2037	369,083	383,287
3.50%, 4/1/2042	279,872	294,571
3.50%, 12/1/2042	231,712	243,565
3.50%, 8/1/2043	623,830	653,384
3.50%, 5/1/2044	1,931,479	2,033,459
3.50%, 11/1/2044	52,279	54,566
3.50%, 1/1/2045	68,396	71,388
3.50% 7/1/2045	388,658	404,620
3.50%, 10/1/2045	69,590	72,343
3.50% 12/1/2045	789,540	821,334
3.50%, 1/1/2046	101,575	105,594
3.50%, 3/1/2046	212,013	220,578
3.50%, 4/1/2046	309,377	321,874
3.50%, 6/1/2046	350,351	364,503
3.50%, 8/1/2046	3,705,867	3,852,245
3.50%, 9/1/2046	1,632,322	1,696,798
3.50%, 12/1/2046	1,052,546	1,095,062
3.50%, 2/1/2047	742,955	772,965

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2047	$ 763,543	$ 790,516
3.50%, 4/1/2047	499,547	517,194
3.50%, 6/1/2047	537,184	556,161
3.50% 10/1/2047	829,241	858,523
3.50%, 11/1/2047	218,735	226,462
3.50%, 12/1/2047	435,680	451,071
3.50%, 1/1/2048	2,190,624	2,268,012
3.50%, 7/1/2048	1,267,760	1,303,169
3.50%, 4/1/2049	1,353,710	1,390,817
3.50%, 7/1/2049	2,941,029	3,020,502
4.00%, 4/1/2025	6,159	6,170
4.00%, 11/1/2033	814,878	850,619
4.00%, 4/1/2042	37,093	39,672
4.00%, 6/1/2042	101,840	108,512
4.00%, 7/1/2042	1,932,875	2,067,090
4.00%, 12/1/2044	45,394	48,106
4.00%, 4/1/2045	37,559	39,665
4.00%, 10/1/2045	91,797	96,945
4.00%, 12/1/2045	150,489	158,928
4.00%, 1/1/2046	631,001	666,387
4.00%, 2/1/2046	237,991	251,337
4.00%, 7/1/2046	1,031,866	1,084,911
4.00%, 1/1/2047	666,360	700,676
4.00%, 2/1/2047	329,481	346,449
4.00%, 6/1/2047	733,418	768,450
4.00%, 9/1/2047	817,280	856,319
4.00%, 11/1/2047	640,336	670,923
4.00%, 1/1/2048	1,681,954	1,762,295
4.00%, 8/1/2048	1,215,271	1,264,490
4.00%, 10/1/2048	3,276,094	3,408,778
4.00%, 4/1/2049	442,147	459,612
4.50%, 5/1/2042	850,818	923,005
4.50%, 5/1/2044	160,164	172,515
4.50%, 12/1/2045	538,627	580,164
4.50%, 9/1/2046	399,142	427,528
4.50%, 4/1/2047	357,818	379,550
4.50%, 10/1/2047	494,442	524,472
4.50%, 11/1/2047	402,644	427,099
4.50%, 12/1/2047	219,647	232,987
4.50%, 7/1/2048	1,587,947	1,674,222
4.50%, 11/1/2048	978,053	1,033,497
4.50%, 4/1/2049	1,262,505	1,333,426
5.00%, 7/1/2041	153,895	169,619
5.00%, 11/1/2048	999,792	1,071,109
5.50%, 8/1/2038	469,692	530,444
6.00%, 7/1/2040	165,944	192,356
6.25%, 7/15/2032	460,000	679,650
Series 0002, 2.25%, 8/12/2024	100,000	99,980
Series GMTN, 1.88%, 11/17/2020	300,000	300,312
Series K025, Class A2, 2.68%, 10/25/2022	125,000	127,377
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,300
Security Description	Principal Amount	Value
Series K039, Class A2, 3.30%, 7/25/2024	$ 400,000	$ 422,078
Series K040, Class A2, 3.24%, 9/25/2024	575,000	606,475
Series K049, Class A2, 3.01%, 7/25/2025	200,000	209,999
Series K054, Class A2, 2.75%, 1/25/2026	500,000	519,248
Series K062, Class A2, 3.41%, 12/25/2026	400,000	433,813
Series K079, Class A2, 3.93%, 6/25/2028	400,000	452,734
Series K085, Class A2, 4.06%, 10/25/2028 (d)	250,000	285,873
Series K086, Class A2, 3.86%, 11/25/2028 (d)	160,001	180,828
Series K090, Class A2, Class A2, 3.42%, 2/25/2029	163,934	180,103
Series K092, Class A2, 3.30%, 4/25/2029	350,000	381,252
Series K093, Class A2, 2.98%, 5/25/2029	100,000	106,486
Series K094, Class A2, 2.90%, 6/25/2029	352,767	373,763
Series K716, Class A2, 3.13%, 6/25/2021	250,000	252,550
Series K718, Class A2, 2.79%, 1/25/2022	500,000	507,228
Series K724, Class A2, 3.06%, 11/25/2023 (d)	500,000	518,031
Series K730, Class A2, 3.59%, 1/25/2025 (d)	250,000	267,318
Series K734, Class A2, Class A2, 3.21%, 2/25/2026	350,000	371,104
Series K735, Class A2, 2.86%, 5/25/2026	200,000	208,585
Series K736, Class A2, 2.28%, 7/25/2026	300,000	302,743
Federal National Mortgage Association:
1.25%, 5/6/2021	275,000	272,805
1.38%, 10/7/2021	325,000	323,017
1.38%, 9/6/2022	275,000	273,069
1.75%, 7/2/2024	250,000	251,517
1.88%, 4/5/2022	500,000	503,230
1.88%, 9/24/2026	500,000	505,865
2.00%, 1/5/2022	150,000	151,046
2.00%, 10/5/2022	250,000	252,802
2.00%, 11/1/2031	141,511	140,830
2.05%, 9/13/2022	100,000	99,938
2.13%, 4/24/2026	200,000	205,580
2.25%, 4/12/2022	210,000	213,358
2.50%, 2/5/2024	750,000	778,357
2.50%, 3/1/2029	233,361	235,926
2.50%, 2/1/2031	133,340	135,062

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 10/1/2031	$ 225,473	$ 228,365
2.50%, 12/1/2031	395,317	400,388
2.50%, 1/1/2032	133,539	135,253
2.50%, 4/1/2032	1,378,292	1,395,973
2.50%, 10/1/2032	573,942	580,488
2.50%, 12/1/2032	1,199,463	1,213,144
2.50%, 1/1/2033	648,445	655,841
2.63%, 1/11/2022	750,000	765,937
2.63%, 9/6/2024 (b)	250,000	261,927
2.88%, 9/12/2023	500,000	524,220
3.00%, 10/1/2028	82,441	84,489
3.00%, 8/1/2029	41,946	43,015
3.00%, 5/1/2030	253,077	259,154
3.00%, 6/1/2030	50,603	51,895
3.00%, 8/1/2030	624,532	641,903
3.00%, 9/1/2030	45,042	46,192
3.00%, 11/1/2030	93,081	95,458
3.00% 12/1/2030	483,331	496,626
3.00%, 4/1/2031	250,329	256,587
3.00%, 12/1/2031	382,582	392,147
3.00% 2/1/2032	1,538,242	1,578,197
3.00%, 5/1/2032	623,734	638,665
3.00%, 8/1/2032	217,214	222,414
3.00%, 10/1/2032	375,856	384,854
3.00%, 2/1/2033	1,194,330	1,222,921
3.00%, 7/1/2034	720,053	736,603
3.00%, 6/1/2036	82,854	85,378
3.00%, 8/1/2036	415,993	428,666
3.00%, 9/1/2036	770,385	793,854
3.00%, 10/1/2036	216,110	222,694
3.00%, 12/1/2036	372,989	384,352
3.00%, 11/1/2037	680,262	700,412
3.00%, 6/1/2042	1,405,062	1,446,680
3.00%, 6/1/2043	281,347	290,957
3.00%, 7/1/2043	82,878	85,229
3.00%, 2/1/2044	713,682	733,922
3.00%, 1/1/2045	1,190,323	1,224,080
3.00%, 5/1/2045	990,205	1,018,287
3.00%, 9/1/2045	83,352	85,503
3.00% 11/1/2045	642,114	658,682
3.00%, 12/1/2045	115,371	118,347
3.00%, 5/1/2046	809,476	828,858
3.00%, 7/1/2046	926,905	949,100
3.00%, 10/1/2046	581,199	595,115
3.00%, 11/1/2046	1,165,332	1,193,236
3.00% 12/1/2046	942,585	965,154
3.00% 1/1/2047	2,598,018	2,660,228
3.00%, 2/1/2047	813,875	833,363
3.00%, 5/1/2047	834,907	851,420
3.00%, 11/1/2047	632,864	645,381
3.00%, 2/1/2048	4,622,214	4,713,631
3.50%, 11/1/2025	36,784	38,028
3.50%, 1/1/2027	39,213	40,538
3.50%, 5/1/2029	47,524	49,282
3.50%, 10/1/2029	38,366	39,786
Security Description	Principal Amount	Value
3.50%, 2/1/2031	$ 427,476	$ 442,141
3.50%, 3/1/2032	327,169	338,758
3.50%, 4/1/2032	471,610	488,514
3.50%, 2/1/2033	953,568	988,502
3.50%, 4/1/2033	335,051	346,495
3.50%, 12/1/2035	53,446	55,514
3.50%, 1/1/2037	349,882	363,268
3.50%, 2/1/2037	538,852	559,467
3.50%, 7/1/2037	300,535	311,950
3.50%, 4/1/2038	686,327	710,343
3.50%, 2/1/2041	116,444	122,499
3.50%, 10/1/2044	42,116	43,935
3.50% 1/1/2045	123,950	129,304
3.50% 2/1/2045	5,648,783	5,934,622
3.50%, 5/1/2045	52,354	54,397
3.50% 8/1/2045	169,432	176,457
3.50%, 11/1/2045	68,365	71,033
3.50% 12/1/2045	874,030	908,140
3.50%, 1/1/2046	673,825	700,122
3.50% 2/1/2046	757,099	786,647
3.50% 4/1/2046	492,279	511,899
3.50% 5/1/2046	802,617	834,606
3.50%, 6/1/2046	206,092	214,306
3.50%, 7/1/2046	467,586	486,222
3.50%, 1/1/2047	691,570	719,133
3.50% 2/1/2047	2,265,755	2,374,913
3.50%, 3/1/2047	758,202	788,421
3.50%, 4/1/2047	1,534,705	1,588,064
3.50% 5/1/2047	4,104,095	4,267,666
3.50%, 6/1/2047	786,315	813,654
3.50%, 7/1/2047	1,195,645	1,251,628
3.50%, 9/1/2047	667,950	691,174
3.50%, 10/1/2047	786,031	813,360
3.50% 11/1/2047	2,198,901	2,285,681
3.50%, 12/1/2047	1,184,443	1,225,624
3.50%, 1/1/2048	344,269	356,238
3.50%, 2/1/2048	368,888	384,747
3.50% 6/1/2048	3,335,648	3,426,832
3.50%, 7/1/2049	1,471,905	1,511,190
3.50%, 8/1/2049	3,751,973	3,852,584
4.00%, 3/1/2021	9,585	9,662
4.00%, 3/1/2031	1,199,037	1,250,840
4.00%, 10/1/2033	159,709	168,763
4.00%, 10/1/2037	1,453,259	1,530,549
4.00%, 1/1/2039	294,671	308,225
4.00%, 2/1/2039	247,640	259,031
4.00%, 12/1/2040	66,744	71,374
4.00%, 2/1/2043	379,286	405,591
4.00% 10/1/2043	903,902	964,979
4.00%, 11/1/2043	297,373	315,392
4.00%, 12/1/2043	251,844	267,105
4.00% 10/1/2044	61,938	65,603
4.00%, 1/1/2045	876,136	933,101
4.00%, 3/1/2045	53,029	55,972
4.00%, 5/1/2045	1,997,570	2,115,774

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2045	$ 57,307	$ 60,487
4.00% 9/1/2045	245,997	259,651
4.00% 12/1/2045	110,243	116,361
4.00%, 4/1/2046	272,787	286,655
4.00%, 7/1/2046	357,049	375,201
4.00% 11/1/2046	2,029,918	2,146,656
4.00%, 12/1/2046	651,101	684,203
4.00% 4/1/2047	1,655,356	1,733,495
4.00%, 7/1/2047	813,911	852,331
4.00%, 8/1/2047	704,365	737,613
4.00%, 9/1/2047	675,274	707,149
4.00%, 12/1/2047	880,402	921,960
4.00%, 2/1/2048	2,033,711	2,129,709
4.00%, 7/1/2048	927,689	965,885
4.00%, 8/1/2048	3,721,003	3,869,481
4.00%, 9/1/2048	1,847,820	1,921,553
4.00%, 3/1/2049	2,972,331	3,089,130
4.00%, 7/1/2049	3,220,931	3,347,498
4.00%, 8/1/2049	2,472,375	2,569,527
4.00%, 9/1/2049	995,921	1,035,492
4.50%, 5/1/2020	91	91
4.50%, 12/1/2040	133,527	144,867
4.50%, 1/1/2042	71,554	77,602
4.50% 9/1/2043	138,389	149,952
4.50%, 11/1/2043	76,525	82,533
4.50%, 5/1/2044	260,713	280,699
4.50%, 6/1/2044	77,754	83,714
4.50%, 2/1/2046	274,659	297,986
4.50%, 3/1/2046	918,246	990,342
4.50%, 7/1/2046	316,485	337,602
4.50%, 11/1/2047	1,045,710	1,108,575
4.50%, 4/1/2048	575,790	606,675
4.50% 8/1/2048	2,187,572	2,310,059
4.50%, 11/1/2048	2,881,809	3,043,168
4.50%, 12/1/2048	1,027,334	1,084,857
4.50%, 1/1/2049	387,137	408,814
4.50%, 4/1/2049	452,843	478,080
5.00%, 1/1/2039	587,297	647,520
5.00%, 6/1/2040	285,911	315,172
5.00%, 7/1/2041	43,484	47,934
5.00%, 5/1/2042	54,860	60,475
5.00%, 11/1/2044	713,366	782,371
5.00%, 1/1/2045	56,760	61,584
5.00%, 6/1/2048	1,109,370	1,188,562
5.00%, 9/1/2048	1,054,436	1,129,706
5.50%, 2/1/2037	29,784	33,613
5.50%, 4/1/2038	137,855	155,669
5.50%, 9/1/2040	42,541	47,849
5.50%, 9/1/2041	68,136	76,941
5.50% 5/1/2044	795,563	894,574
5.63%, 7/15/2037	80,000	119,227
6.63%, 11/15/2030	365,000	534,608
7.25%, 5/15/2030	75,000	113,042
TBA, 2.50%, 10/1/2034	1,500,000	1,512,915
TBA, 3.00%, 10/1/2049	750,000	761,100
Security Description	Principal Amount	Value
Series 2013-M12, Class APT, 2.48%, 3/25/2023 (d)	$ 29,300	$ 29,682
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (d)	150,000	152,072
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	750,000	780,822
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	39,635	41,855
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	250,000	259,611
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (d)	400,000	424,521
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	250,000	262,352
Government National Mortgage Association:
2.50%, 12/20/2046	955,737	966,895
3.00%, 1/20/2043	584,544	604,304
3.00%, 5/20/2043	292,383	302,399
3.00%, 12/20/2044	62,954	64,984
3.00%, 3/20/2045	34,600	35,688
3.00%, 4/20/2045	101,416	104,604
3.00%, 6/20/2045	1,523,213	1,571,098
3.00%, 7/20/2045	95,168	98,159
3.00%, 8/20/2045	86,138	88,846
3.00%, 2/20/2046	2,214,914	2,290,785
3.00%, 3/20/2046	919,317	947,175
3.00%, 4/20/2046	88,462	91,142
3.00%, 5/20/2046	154,770	159,460
3.00%, 7/20/2046	98,685	101,676
3.00%, 8/20/2046	320,120	329,820
3.00%, 9/20/2046	225,431	232,262
3.00%, 10/20/2046	227,522	234,417
3.00%, 11/20/2046	408,679	421,064
3.00%, 12/20/2046	1,606,711	1,655,399
3.00%, 2/20/2047	771,554	794,935
3.00%, 4/20/2047	1,104,379	1,134,644
3.00%, 5/20/2047	806,000	828,088
3.00%, 6/20/2047	385,226	395,783
3.00%, 7/20/2047	769,054	790,130
3.00%, 8/20/2047	383,766	394,283
3.00%, 10/20/2047	579,362	595,239
3.00%, 1/20/2048	2,147,550	2,206,404
3.00%, 2/20/2048	1,302,625	1,338,324
3.00%, 3/20/2048	2,279,535	2,342,005
3.50%, 10/20/2042	464,393	489,126
3.50%, 1/20/2043	1,901,838	2,003,125
3.50%, 5/20/2043	69,134	72,598
3.50%, 9/20/2043	47,550	49,932
3.50%, 11/20/2043	390,629	410,205
3.50%, 6/20/2044	2,216,690	2,327,435
3.50%, 10/20/2044	49,912	52,405
3.50%, 11/20/2044	2,221,201	2,332,172
3.50%, 12/20/2044	34,145	35,850
3.50%, 3/20/2045	31,267	32,666
3.50%, 4/20/2045	94,820	99,488

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/20/2045	$ 1,380,643	$ 1,442,439
3.50%, 10/20/2045	2,766,434	2,890,257
3.50%, 12/20/2045	2,162,948	2,259,759
3.50%, 1/20/2046	1,046,275	1,093,105
3.50%, 3/20/2046	227,532	237,419
3.50%, 4/20/2046	121,243	126,512
3.50%, 5/20/2046	125,730	131,194
3.50%, 6/20/2046	1,958,563	2,043,671
3.50%, 7/20/2046	312,399	325,974
3.50%, 10/20/2046	595,611	621,492
3.50%, 11/20/2046	385,349	402,094
3.50%, 12/20/2046	1,261,409	1,316,222
3.50%, 5/20/2047	1,096,612	1,140,043
3.50%, 6/20/2047	757,866	787,881
3.50%, 7/20/2047	587,268	610,526
3.50%, 8/20/2047	934,712	971,731
3.50%, 9/20/2047	401,397	417,294
3.50%, 10/20/2047	388,217	403,592
3.50%, 1/20/2048	3,510,516	3,649,549
3.50%, 2/20/2048	1,643,339	1,708,423
3.50%, 6/20/2048	597,161	618,740
3.50%, 8/20/2048	450,105	466,370
4.00%, 4/15/2040	51,024	54,151
4.00%, 2/20/2042	22,624	24,088
4.00%, 7/20/2042	15,611	16,594
4.00%, 7/15/2044	47,985	50,907
4.00%, 8/20/2044	31,482	33,359
4.00%, 10/20/2044	282,112	298,930
4.00%, 5/15/2045	53,054	56,275
4.00%, 6/15/2045	103,969	110,281
4.00%, 8/20/2045	33,242	35,158
4.00%, 11/20/2045	407,931	431,447
4.00%, 2/20/2046	311,556	329,516
4.00%, 5/20/2046	331,761	348,702
4.00%, 6/20/2046	224,530	235,996
4.00%, 1/20/2047	750,735	789,071
4.00%, 3/20/2047	369,933	387,976
4.00%, 4/20/2047	710,710	745,373
4.00%, 5/20/2047	490,106	514,010
4.00%, 6/20/2047	3,215,341	3,372,161
4.00%, 7/20/2047	506,819	531,538
4.00%, 8/20/2047	209,145	219,346
4.00%, 11/20/2047	2,649,368	2,778,585
4.00%, 1/20/2048	376,918	395,301
4.00%, 6/20/2048	204,709	213,032
4.00%, 8/20/2048	2,314,096	2,408,180
4.00%, 9/20/2048	2,007,915	2,089,551
4.00%, 10/20/2048	1,013,213	1,054,406
4.00%, 11/20/2048	820,540	853,901
4.00%, 4/20/2049	981,520	1,023,564
4.50%, 1/20/2044	135,494	145,684
4.50%, 11/20/2044	41,213	44,161
4.50%, 12/20/2044	32,982	35,342
4.50%, 4/20/2046	199,219	213,469
4.50%, 6/20/2046	139,506	149,485
Security Description	Principal Amount	Value
4.50%, 7/20/2046	$ 183,413	$ 196,532
4.50%, 4/20/2047	716,168	757,308
4.50%, 8/20/2047	223,427	235,259
4.50%, 11/20/2047	2,093,773	2,204,649
4.50%, 12/20/2047	130,656	137,575
4.50%, 9/20/2048	1,847,758	1,929,047
4.50%, 11/20/2048	1,114,447	1,163,475
4.50%, 12/20/2048	1,432,958	1,495,998
4.50%, 7/20/2049	1,044,437	1,101,978
5.00%, 6/15/2040	44,619	49,296
5.00%, 10/15/2041	91,007	100,281
5.00%, 3/20/2044	62,818	68,686
5.00%, 12/20/2045	211,474	231,062
5.00%, 1/20/2048	480,396	508,345
5.00%, 5/20/2048	471,981	497,850
5.00%, 9/20/2048	882,255	929,122
5.50%, 10/20/2043	54,293	62,059
5.50%, 5/20/2045	629,986	699,708
TBA, 3.50%, 10/1/2049	2,700,000	2,796,903
TBA, 4.00%, 10/1/2049	1,500,000	1,559,775
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	201,754
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	105,445
3.50%, 12/15/2042	175,000	201,899
4.25%, 9/15/2065	100,000	137,954
5.25%, 9/15/2039	150,000	212,179
Series A, 2.88%, 2/1/2027	150,000	159,598
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $327,821,671)		332,822,896
U.S. TREASURY OBLIGATIONS — 39.6%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,461,293
2.25%, 8/15/2049	2,000,000	2,057,188
2.50%, 2/15/2045	1,840,000	1,980,013
2.50%, 2/15/2046	1,400,000	1,507,406
2.50%, 5/15/2046	3,100,000	3,338,797
2.75%, 8/15/2042	400,000	449,063
2.75%, 11/15/2042	500,000	561,094
2.75%, 8/15/2047 (b)	1,700,000	1,923,922
2.75%, 11/15/2047	1,650,000	1,868,883
2.88%, 5/15/2043	1,850,000	2,121,141
2.88%, 8/15/2045 (b)	3,480,000	4,010,156
2.88%, 11/15/2046 (b)	1,750,000	2,025,078
2.88%, 5/15/2049	1,250,000	1,457,813
3.00%, 5/15/2042 (b)	1,325,000	1,549,422
3.00%, 11/15/2044 (b)	1,925,000	2,261,574
3.00%, 5/15/2045	1,875,000	2,207,813
3.00%, 11/15/2045	2,400,000	2,830,875
3.00%, 2/15/2047	1,200,000	1,422,375
3.00%, 5/15/2047	2,700,000	3,199,078
3.00%, 2/15/2048	1,700,000	2,018,219
3.00%, 8/15/2048	1,950,000	2,318,977

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/15/2049	$ 2,150,000	$ 2,563,539
3.13%, 11/15/2041	2,200,000	2,621,781
3.13%, 2/15/2042	1,725,000	2,056,793
3.13%, 2/15/2043	1,825,000	2,176,598
3.13%, 8/15/2044	1,750,000	2,096,992
3.13%, 5/15/2048	1,375,000	1,671,270
3.38%, 5/15/2044	1,350,000	1,681,805
3.38%, 11/15/2048	2,100,000	2,675,859
3.50%, 2/15/2039	2,500,000	3,131,641
3.63%, 8/15/2043	1,600,000	2,063,500
3.63%, 2/15/2044	1,475,000	1,906,898
3.75%, 8/15/2041	1,200,000	1,563,750
3.75%, 11/15/2043	1,425,000	1,874,320
3.88%, 8/15/2040	750,000	991,523
4.25%, 5/15/2039	1,500,000	2,066,016
4.25%, 11/15/2040	1,000,000	1,387,813
4.38%, 2/15/2038	775,000	1,074,707
4.38%, 11/15/2039	4,850,000	6,802,883
4.38%, 5/15/2040	575,000	808,684
4.38%, 5/15/2041	300,000	424,078
4.50%, 2/15/2036	2,500,000	3,446,875
4.50%, 8/15/2039	650,000	924,422
4.63%, 2/15/2040	1,190,000	1,722,525
4.75%, 2/15/2037	350,000	501,594
4.75%, 2/15/2041	650,000	960,984
5.25%, 11/15/2028	450,000	586,125
6.50%, 11/15/2026	1,500,000	1,991,016
Treasury Notes:
1.13%, 2/28/2021	850,000	842,629
1.13%, 6/30/2021	2,250,000	2,227,764
1.13%, 7/31/2021	1,175,000	1,163,434
1.13%, 8/31/2021 (b)	2,350,000	2,326,408
1.13%, 9/30/2021	1,300,000	1,286,746
1.25%, 3/31/2021	200,000	198,563
1.25%, 10/31/2021	1,400,000	1,388,734
1.25%, 7/31/2023	250,000	247,012
1.25%, 8/31/2024 (b)	3,000,000	2,958,281
1.38%, 10/31/2020	1,100,000	1,094,887
1.38%, 1/31/2021	5,500,000	5,471,211
1.38%, 4/30/2021	525,000	522,129
1.38%, 5/31/2021 (b)	3,775,000	3,753,913
1.38%, 9/30/2023	550,000	546,004
1.50%, 8/31/2021	1,500,000	1,495,723
1.50%, 1/31/2022 (b)	450,000	448,805
1.50%, 8/15/2022 (b)	5,000,000	4,988,672
1.50%, 9/15/2022	3,000,000	2,994,375
1.50%, 8/15/2026	4,150,000	4,116,930
1.63%, 10/15/2020 (b)	1,150,000	1,147,664
1.63%, 8/31/2022	1,150,000	1,151,078
1.63%, 11/15/2022	3,000,000	3,004,453
1.63%, 4/30/2023	2,500,000	2,503,906
1.63%, 5/31/2023	1,250,000	1,252,539
1.63%, 2/15/2026	1,925,000	1,925,902
1.63%, 9/30/2026	3,750,000	3,750,586
1.63%, 8/15/2029 (b)	2,250,000	2,239,805
Security Description	Principal Amount	Value
1.75%, 10/31/2020	$ 650,000	$ 649,568
1.75%, 11/15/2020	1,350,000	1,348,998
1.75%, 12/31/2020	5,500,000	5,496,992
1.75%, 11/30/2021	1,500,000	1,503,398
1.75%, 2/28/2022	300,000	300,961
1.75%, 3/31/2022	250,000	250,957
1.75%, 4/30/2022	300,000	301,148
1.75%, 5/31/2022 (b)	1,000,000	1,003,828
1.75%, 6/15/2022	1,500,000	1,506,797
1.75%, 6/30/2022	3,750,000	3,766,699
1.75%, 1/31/2023	2,925,000	2,940,539
1.75%, 5/15/2023	250,000	251,465
1.75%, 6/30/2024	1,500,000	1,512,891
1.88%, 12/15/2020	5,000,000	5,004,687
1.88%, 1/31/2022	1,850,000	1,860,406
1.88%, 2/28/2022	5,500,000	5,532,656
1.88%, 3/31/2022	5,500,000	5,537,383
1.88%, 4/30/2022 (b)	6,000,000	6,040,781
1.88%, 5/31/2022	100,000	100,742
1.88%, 7/31/2022	1,000,000	1,007,578
1.88%, 8/31/2022	150,000	151,266
1.88%, 9/30/2022	500,000	504,453
1.88%, 8/31/2024	850,000	862,617
2.00%, 2/28/2021	750,000	752,578
2.00%, 5/31/2021	350,000	351,641
2.00%, 8/31/2021 (b)	300,000	301,840
2.00%, 10/31/2021	3,500,000	3,524,609
2.00%, 11/15/2021	500,000	503,750
2.00%, 12/31/2021	3,000,000	3,024,609
2.00%, 7/31/2022	100,000	101,156
2.00%, 10/31/2022	5,000,000	5,062,109
2.00%, 11/30/2022	2,000,000	2,025,313
2.00%, 2/15/2023	500,000	506,836
2.00%, 5/31/2024	1,750,000	1,785,273
2.00%, 6/30/2024	350,000	356,836
2.00%, 2/15/2025	2,375,000	2,425,469
2.00%, 8/15/2025	1,500,000	1,533,398
2.00%, 11/15/2026	2,250,000	2,307,656
2.13%, 5/31/2021	3,500,000	3,523,789
2.13%, 8/15/2021	5,500,000	5,544,473
2.13%, 6/30/2022	4,500,000	4,565,391
2.13%, 12/31/2022 (b)	3,900,000	3,967,031
2.13%, 11/30/2023	1,000,000	1,022,109
2.13%, 3/31/2024	5,975,000	6,119,707
2.13%, 7/31/2024	2,500,000	2,564,258
2.13%, 9/30/2024 (b)	1,500,000	1,539,609
2.13%, 11/30/2024	1,250,000	1,283,789
2.13%, 5/15/2025	2,350,000	2,416,828
2.13%, 5/31/2026	2,500,000	2,579,687
2.25%, 3/31/2021	6,750,000	6,799,834
2.25%, 12/31/2023	1,750,000	1,798,672
2.25%, 1/31/2024	1,000,000	1,028,438
2.25%, 4/30/2024 (b)	1,000,000	1,030,234
2.25%, 10/31/2024	1,250,000	1,291,016
2.25%, 11/15/2024	6,675,000	6,894,545

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 12/31/2024	$ 1,250,000	$ 1,292,090
2.25%, 11/15/2025 (b)	1,975,000	2,048,445
2.25%, 3/31/2026	4,500,000	4,676,133
2.25%, 2/15/2027	3,000,000	3,129,844
2.25%, 8/15/2027 (b)	2,000,000	2,090,938
2.25%, 11/15/2027	2,750,000	2,877,187
2.38%, 3/15/2021	1,000,000	1,008,945
2.38%, 4/15/2021	750,000	757,178
2.38%, 3/15/2022	8,000,000	8,152,500
2.38%, 1/31/2023	1,500,000	1,538,203
2.38%, 2/29/2024	2,000,000	2,069,375
2.38%, 8/15/2024	1,950,000	2,023,125
2.38%, 4/30/2026	5,000,000	5,235,937
2.38%, 5/15/2027	2,900,000	3,055,875
2.38%, 5/15/2029	3,750,000	3,983,203
2.50%, 12/31/2020	1,500,000	1,512,891
2.50%, 2/28/2021	2,000,000	2,020,625
2.50%, 1/15/2022	8,000,000	8,155,000
2.50%, 2/15/2022	2,000,000	2,040,469
2.50%, 3/31/2023	1,250,000	1,289,355
2.50%, 8/15/2023	2,500,000	2,586,914
2.50%, 1/31/2024	6,000,000	6,232,500
2.50%, 1/31/2025	1,000,000	1,046,797
2.50%, 2/28/2026	2,500,000	2,634,375
2.63%, 11/15/2020	250,000	252,246
2.63%, 5/15/2021	1,500,000	1,521,680
2.63%, 6/15/2021	1,350,000	1,370,672
2.63%, 7/15/2021	3,000,000	3,048,867
2.63%, 12/15/2021	2,500,000	2,555,078
2.63%, 2/28/2023	9,000,000	9,310,781
2.63%, 6/30/2023	3,600,000	3,737,531
2.63%, 12/31/2023	3,000,000	3,129,609
2.63%, 3/31/2025	1,000,000	1,054,297
2.63%, 12/31/2025	3,250,000	3,445,000
2.63%, 1/31/2026	3,500,000	3,712,187
2.63%, 2/15/2029	3,100,000	3,355,750
2.75%, 11/30/2020	2,500,000	2,526,855
2.75%, 8/15/2021	6,000,000	6,118,125
2.75%, 4/30/2023	3,250,000	3,382,031
2.75%, 5/31/2023	1,500,000	1,562,344
2.75%, 7/31/2023	1,000,000	1,043,516
2.75%, 8/31/2023	1,250,000	1,305,664
2.75%, 11/15/2023	1,500,000	1,569,961
2.75%, 2/15/2024	100,000	104,969
2.75%, 2/28/2025	5,000,000	5,301,172
2.75%, 6/30/2025	2,750,000	2,922,949
2.75%, 8/31/2025	2,500,000	2,661,133
2.75%, 2/15/2028	2,750,000	2,985,898
2.88%, 10/31/2020	3,250,000	3,286,689
2.88%, 11/15/2021	2,000,000	2,050,938
2.88%, 9/30/2023	2,000,000	2,100,625
2.88%, 10/31/2023	2,000,000	2,102,656
2.88%, 11/30/2023	3,000,000	3,157,266
2.88%, 4/30/2025	1,250,000	1,335,352
2.88%, 5/31/2025	3,900,000	4,169,039
Security Description	Principal Amount	Value
2.88%, 7/31/2025	$ 4,000,000	$ 4,282,813
2.88%, 11/30/2025	1,500,000	1,610,742
2.88%, 5/15/2028	4,350,000	4,774,805
2.88%, 8/15/2028	2,750,000	3,023,711
3.00%, 9/30/2025	2,500,000	2,698,437
3.00%, 10/31/2025	2,750,000	2,971,074
3.13%, 11/15/2028	4,750,000	5,333,359
3.63%, 2/15/2021	1,600,000	1,640,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $439,543,187)		459,335,717
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	42,214
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	50,597
California, State General Obligation:
3.50%, 4/1/2028	250,000	272,700
7.30%, 10/1/2039	125,000	195,645
7.50%, 4/1/2034	100,000	154,107
7.55%, 4/1/2039	100,000	165,446
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	114,069
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	140,245
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	32,581
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	75,538
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	289,457
State of California 7.60%, 11/1/2040	250,000	422,932
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	315,024
		2,270,555
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	137,050
State Board of Administration Finance Corp. Series A, 2.64%, 7/1/2021	150,000	151,760
		288,810

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	$ 164,000	$ 233,900
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	64,054
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	63,215
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	288,282
State of Illinois:
5.10%, 6/1/2033	50,000	54,157
6.63%, 2/1/2035	200,000	235,722
7.35%, 7/1/2035	100,000	121,908
		827,338
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	100,000	103,400
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	100,000	111,156
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	156,854
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	35,022
		191,876
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	34,815
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	110,801
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	590,000	750,144
5.65%, 11/1/2040	100,000	137,660
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	125,000	146,979
Series 192, 4.81%, 10/15/2065	25,000	33,029
		1,213,428
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	243,984
Security Description	Principal Amount	Value
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	$ 125,000	$ 144,311
TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	135,263
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	251,515
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	161,304
		548,082
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	62,547
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,696,786)		6,239,387
MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	107,347
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	96,881
Series 2017-BNK8, Class B, 4.06%, 11/15/2050 (d)	50,000	54,373
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	100,000	113,346
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	143,329	162,898
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	100,000	115,455
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	109,491
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	106,447
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2061	50,000	52,231
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	163,288
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	130,000	143,631
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	111,684

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-B5, Class A4, 4.21%, 7/15/2051	$ 100,000	$ 113,420
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	126,575
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	210,155
CD Mortgage Trust:
Series 2017-CD6, Class A5, 3.46%, 11/13/2050	100,000	107,207
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	206,351
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	327,041
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	649,865
Series 2019-GC41, 2.87%, 8/10/2056	100,000	103,277
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	77,324
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	268,604
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	107,363
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	428,605
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	105,997
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	53,609
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	314,813
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	41,334	42,668
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	427,301
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	113,100
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (d)	150,000	159,324
CSAIL Commercial Mortgage Trust:
Security Description	Principal Amount	Value
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	$ 250,000	$ 269,639
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	50,000	57,485
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	207,789
Federal National Mortgage Association Series 2017-M15, Class A2, 3.06%, 9/25/2027 (d)	500,000	527,087
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	156,304
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.19%, 7/10/2046 (d)	80,000	85,733
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	93,403	100,613
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	155,472
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	206,679
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	305,196
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	268,573
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,530
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (d)	50,000	53,857
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	106,856
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	216,519
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	108,333
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.90%, 3/15/2049 (d)	300,000	335,275

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	$ 500,000	$ 537,198
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	209,015
Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	200,806
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500,000	523,489
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	168,798	171,679
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	306,461
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	233,945
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	169,013
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	211,932
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	443,752
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	108,996
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	180,188
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	206,192
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	231,644
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	105,721
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	320,826
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	$ 300,000	$ 316,071
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	270,439
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	172,496
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	224,347
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	63,814	64,771
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	116,848
WFRBS Commercial Mortgage Trust 2014-C25 Series 2014-C25, Class A5, 3.63%, 11/15/2047	500,000	532,375
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	107,232
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,983,326)		14,471,047
	Shares
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g) (h)	27,009,004	27,011,705
State Street Navigator Securities Lending Portfolio II (i) (j)	31,485,464	31,485,464
TOTAL SHORT-TERM INVESTMENTS (Cost $58,497,167)		58,497,169
TOTAL INVESTMENTS — 104.4% (Cost $1,169,593,196)		1,211,933,474
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(51,498,127)
NET ASSETS — 100.0%		$ 1,160,435,347

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 294,156,718	$—	$ 294,156,718
Asset-Backed Securities	—	4,640,277	—	4,640,277
Foreign Government Obligations	—	41,770,263	—	41,770,263
U.S. Government Agency Obligations	—	332,822,896	—	332,822,896
U.S. Treasury Obligations	—	459,335,717	—	459,335,717
Municipal Bonds & Notes	—	6,239,387	—	6,239,387
Mortgage-Backed Securities	—	14,471,047	—	14,471,047
Short-Term Investments	58,497,169	—	—	58,497,169
TOTAL INVESTMENTS	$58,497,169	$1,153,436,305	$—	$1,211,933,474
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 54,403,997	$ 27,391,920	$(374)	$ 2	27,009,004	$27,011,705	$ 44,335
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,039,221	12,039,221	199,822,396	211,861,617	—	—	—	—	237,488
State Street Navigator Securities Lending Portfolio II	—	—	170,511,391	139,025,927	—	—	31,485,464	31,485,464	44,625
Total		$12,039,221	$424,737,784	$378,279,464	$(374)	$ 2		$58,497,169	$326,448
See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity Ex-U.S. Index Portfolio. The schedule of investments for the State Street Global Equity Ex-U.S. Index Portfolio follows.
Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 8.00%, 8/28/2022	INR	165,420	$ 2,380
TOTAL CORPORATE BONDS & NOTES (Cost $2,360)			2,380
	Shares
COMMON STOCKS — 92.6%
ARGENTINA — 0.0% (a)
Banco Macro SA ADR	4,500	117,090
Globant SA (b)	2,800	256,424
Grupo Financiero Galicia SA ADR	10,200	132,600
Pampa Energia SA ADR (b) (c)	6,200	107,632
Telecom Argentina SA ADR	8,700	87,000
Transportadora de Gas del Sur SA Class B, ADR	7,700	65,373
YPF SA ADR	17,600	162,800
		928,919
AUSTRALIA — 4.4%
AGL Energy, Ltd.	68,080	879,761
Alumina, Ltd.	267,843	428,133
AMP, Ltd.	335,655	413,148
APA Group	128,919	996,440
Aristocrat Leisure, Ltd.	52,686	1,087,342
ASX, Ltd.	20,263	1,107,933
Aurizon Holdings, Ltd.	210,058	835,874
AusNet Services	176,787	216,410
Australia & New Zealand Banking Group, Ltd.	284,698	5,476,254
Bank of Queensland, Ltd. (c)	38,844	259,887
Bendigo & Adelaide Bank, Ltd.	50,810	393,748
BHP Group PLC	209,859	4,480,145
BHP Group, Ltd.	303,319	7,511,937
BlueScope Steel, Ltd.	56,379	456,678
Boral, Ltd.	120,339	392,015
Brambles, Ltd.	159,628	1,227,336
Caltex Australia, Ltd.	27,007	479,415
Challenger, Ltd.	62,335	309,848
CIMIC Group, Ltd.	10,985	233,008
Coca-Cola Amatil, Ltd.	53,493	384,234
Cochlear, Ltd.	5,161	724,536
Security Description	Shares	Value
Coles Group, Ltd.	118,037	$ 1,225,995
Commonwealth Bank of Australia	181,641	9,902,301
Computershare, Ltd.	46,891	510,754
Crown Resorts, Ltd.	39,227	318,803
CSL, Ltd.	45,140	7,114,614
Dexus REIT	110,612	890,005
Flight Centre Travel Group, Ltd.	6,470	207,712
Fortescue Metals Group, Ltd. (c)	123,746	734,452
Goodman Group REIT	162,678	1,555,803
GPT Group REIT	198,436	824,424
Harvey Norman Holdings, Ltd. (c)	67,556	206,401
Incitec Pivot, Ltd.	184,139	421,013
Insurance Australia Group, Ltd.	230,295	1,227,047
LendLease Group	61,502	728,389
Macquarie Group, Ltd.	32,223	2,848,735
Magellan Financial Group, Ltd.	12,000	416,324
Medibank Pvt, Ltd.	283,639	650,421
Mirvac Group REIT	395,098	815,410
National Australia Bank, Ltd.	281,413	5,637,029
Newcrest Mining, Ltd.	76,556	1,794,253
Oil Search, Ltd.	146,295	722,254
Orica, Ltd.	43,563	662,249
Origin Energy, Ltd.	184,656	992,593
QBE Insurance Group, Ltd.	121,822	1,031,965
Ramsay Health Care, Ltd. (c)	15,771	690,006
REA Group, Ltd.	6,430	469,319
Santos, Ltd.	189,850	989,782
Scentre Group REIT	529,837	1,404,380
SEEK, Ltd.	36,624	530,332
Sonic Healthcare, Ltd.	45,254	856,130
South32, Ltd. (d)	10,757	18,956
South32, Ltd. (d)	453,240	800,902
Stockland REIT	213,682	655,736
Suncorp Group, Ltd. (b)	116,040	1,068,295
Sydney Airport	115,338	624,651
Tabcorp Holdings, Ltd.	213,251	697,561
Telstra Corp., Ltd.	435,178	1,030,205
TPG Telecom, Ltd.	37,112	173,709
Transurban Group Stapled Security	266,593	2,641,315
Treasury Wine Estates, Ltd. (c)	78,882	987,960
Vicinity Centres REIT	347,876	602,986
Washington H Soul Pattinson & Co., Ltd.	10,211	144,830
Wesfarmers, Ltd.	112,987	3,032,922
Westpac Banking Corp.	343,550	6,867,802
Woodside Petroleum, Ltd.	93,287	2,037,265
Woolworths Group, Ltd.	124,809	3,138,134

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
WorleyParsons, Ltd. (c)	35,774	$ 313,902
		99,510,108
AUSTRIA — 0.2%
ANDRITZ AG	9,048	369,905
Erste Group Bank AG	27,497	909,509
OMV AG	16,290	874,471
Raiffeisen Bank International AG	18,565	430,900
Verbund AG	7,955	435,361
Voestalpine AG	13,402	307,997
		3,328,143
BELGIUM — 0.6%
Ageas	18,090	1,003,441
Anheuser-Busch InBev SA	76,755	7,315,156
Colruyt SA	6,496	356,080
Groupe Bruxelles Lambert SA	7,988	767,220
KBC Group NV	25,153	1,634,887
Proximus SADP	18,436	547,696
Solvay SA	7,338	759,989
Telenet Group Holding NV	5,514	260,292
UCB SA	12,517	908,826
Umicore SA (c)	21,119	797,319
		14,350,906
BRAZIL — 1.8%
Ambev SA	493,667	2,281,435
Atacadao SA	39,400	199,109
B2W Cia Digital (b)	17,400	201,971
B2W Cia Digital (b)	2,437	28,018
B3 SA - Brasil Bolsa Balcao	215,501	2,257,240
Banco Bradesco SA Preference Shares	383,007	3,118,932
Banco Bradesco SA	126,651	950,171
Banco BTG Pactual SA	22,000	309,238
Banco do Brasil SA	90,000	982,883
Banco Santander Brasil SA	44,000	478,830
BB Seguridade Participacoes SA	82,900	697,169
BR Malls Participacoes SA	100,382	347,267
Braskem SA Class A, Preference Shares (b)	20,100	156,924
BRF SA (b)	63,300	580,511
CCR SA	132,600	549,131
Centrais Eletricas Brasileiras SA	22,800	219,768
Centrais Eletricas Brasileiras SA Class B, Preference Shares	28,700	289,522
Cia Brasileira de Distribuicao Preference Shares	16,500	316,104
Cia de Saneamento Basico do Estado de Sao Paulo	38,300	456,062
Security Description	Shares	Value
Cia Energetica de Minas Gerais Preference Shares	96,664	$ 332,548
Cia Siderurgica Nacional SA	77,800	247,106
Cielo SA	152,339	292,580
Cosan SA	20,400	260,546
Embraer SA	72,500	311,729
Energisa SA	1,900	22,784
Engie Brasil Energia SA	24,466	260,730
Equatorial Energia SA	17,700	426,161
Gerdau SA Preference Shares	125,100	395,236
Hypera SA	45,600	367,064
IRB Brasil Resseguros S/A	44,100	398,715
Itau Unibanco Holding SA Preference Shares	461,403	3,880,287
Itausa - Investimentos Itau SA Preference Shares	462,265	1,462,681
JBS SA	123,600	972,978
Klabin SA	78,628	290,509
Kroton Educacional SA	148,000	397,234
Localiza Rent a Car SA	61,016	665,911
Lojas Americanas SA Preference Shares	74,181	355,465
Lojas Renner SA	80,971	981,084
M Dias Branco SA	7,900	66,380
Magazine Luiza SA	66,400	590,449
Multiplan Empreendimentos Imobiliarios SA	36,014	249,437
Natura Cosmeticos SA	47,000	382,057
Notre Dame Intermedica Participacoes SA	34,600	450,629
Petrobras Distribuidora SA	46,800	309,311
Petroleo Brasileiro SA Preference Shares	423,400	2,800,372
Petroleo Brasileiro SA	279,500	2,023,077
Porto Seguro SA	12,800	180,965
Raia Drogasil SA	28,100	646,339
Rumo SA (b)	114,187	671,624
Sul America SA	17,891	204,921
Suzano SA	62,809	507,400
Telefonica Brasil SA Preference Shares	52,485	692,257
TIM Participacoes SA	97,800	279,637
Ultrapar Participacoes SA	85,600	379,974
Vale SA (b)	301,706	3,458,602
WEG SA	87,870	511,137
		41,146,201
CANADA — 6.5%
Agnico Eagle Mines, Ltd.	24,754	1,327,443
Air Canada (b)	13,000	424,267
Alimentation Couche-Tard, Inc. Class B	86,600	2,655,559
AltaGas, Ltd. (c)	28,400	417,205
Atco, Ltd. Class I	9,100	333,208

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Aurora Cannabis, Inc. (b) (c)	76,500	$ 336,276
Bank of Montreal	63,500	4,680,008
Bank of Nova Scotia	126,400	7,183,988
Barrick Gold Corp. (d)	118,874	2,057,849
Barrick Gold Corp. (d) (e)	54,883	950,072
Bausch Health Cos., Inc. (b)	33,800	737,779
BCE, Inc.	16,479	797,564
BlackBerry, Ltd. (b)	53,900	282,527
Bombardier, Inc. Class B (b) (c)	231,300	312,709
Brookfield Asset Management, Inc. Class A	83,550	4,439,383
CAE, Inc.	28,400	722,012
Cameco Corp.	45,200	429,468
Canadian Imperial Bank of Commerce (c)	43,900	3,624,403
Canadian National Railway Co.	74,600	6,702,731
Canadian Natural Resources, Ltd.	119,100	3,170,903
Canadian Pacific Railway, Ltd.	13,900	3,090,965
Canadian Tire Corp., Ltd. Class A	6,800	763,562
Canadian Utilities, Ltd. Class A	14,300	421,764
Canopy Growth Corp. (b) (c)	22,000	504,305
CCL Industries, Inc. Class B	16,300	657,909
Cenovus Energy, Inc.	93,900	881,554
CGI, Inc. (b)	24,300	1,922,710
CI Financial Corp.	26,300	383,972
Constellation Software, Inc.	2,100	2,098,652
Cronos Group, Inc. (b) (c)	22,700	205,226
Dollarama, Inc.	27,100	970,810
Emera, Inc.	22,900	1,005,940
Empire Co., Ltd. Class A	21,400	579,772
Enbridge, Inc.	208,400	7,319,184
Encana Corp. (d)	108,600	497,887
Encana Corp. (c) (d)	50,100	230,460
Fairfax Financial Holdings, Ltd.	2,600	1,146,828
First Capital Realty, Inc.	20,100	335,051
First Quantum Minerals, Ltd.	74,800	628,795
Fortis, Inc.	44,974	1,902,563
Franco-Nevada Corp.	18,500	1,686,798
George Weston, Ltd.	6,627	557,889
Gildan Activewear, Inc.	22,900	813,261
Great-West Lifeco, Inc.	24,400	586,227
H&R Real Estate Investment Trust	18,600	324,938
Husky Energy, Inc.	37,355	262,952
Hydro One, Ltd. (f)	37,300	689,937
Security Description	Shares	Value
iA Financial Corp., Inc.	11,900	$ 541,881
IGM Financial, Inc. (c)	8,500	241,518
Imperial Oil, Ltd.	29,800	776,511
Intact Financial Corp.	12,800	1,289,088
Inter Pipeline, Ltd. (c)	44,800	786,707
Keyera Corp.	22,800	553,985
Kinross Gold Corp. (b)	151,900	699,841
Kirkland Lake Gold, Ltd.	21,200	950,317
Loblaw Cos., Ltd.	16,700	951,799
Lundin Mining Corp.	83,600	393,375
Magna International, Inc.	33,100	1,765,500
Manulife Financial Corp.	194,400	3,567,915
Methanex Corp.	6,400	227,239
Metro, Inc.	25,657	1,130,342
National Bank of Canada	35,000	1,742,598
Nutrien, Ltd. (c)	59,618	2,971,894
Onex Corp.	7,200	446,628
Open Text Corp.	24,500	999,985
Pembina Pipeline Corp.	50,336	1,867,070
Power Corp. of Canada	29,723	685,156
Power Financial Corp. (c)	27,100	628,786
PrairieSky Royalty, Ltd. (c)	26,894	375,378
Quebecor, Inc. Class B	20,000	454,381
Restaurant Brands International, Inc.	24,846	1,767,744
RioCan Real Estate Investment Trust	15,400	306,837
Rogers Communications, Inc. Class B	36,000	1,754,592
Royal Bank of Canada	144,900	11,761,634
Saputo, Inc.	25,300	778,109
Shaw Communications, Inc. Class B	49,790	978,877
Shopify, Inc. Class A (b)	10,100	3,145,189
SmartCentres Real Estate Investment Trust	6,700	164,464
SNC-Lavalin Group, Inc. (c)	18,500	260,733
Stars Group, Inc. (b) (c)	22,500	336,990
Sun Life Financial, Inc.	59,100	2,644,323
Suncor Energy, Inc.	157,064	4,957,481
TC Energy Corp.	92,374	4,786,145
Teck Resources, Ltd. Class B	45,800	743,039
TELUS Corp.	21,300	758,531
Thomson Reuters Corp.	18,530	1,239,299
Toronto-Dominion Bank	184,900	10,788,161
Tourmaline Oil Corp.	31,400	310,917
Vermilion Energy, Inc. (c)	17,900	298,378
West Fraser Timber Co., Ltd.	5,700	228,172
Wheaton Precious Metals Corp.	47,045	1,234,398
WSP Global, Inc.	11,300	660,845
		146,008,017

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
CHILE — 0.2%
Aguas Andinas SA Class A	220,856	$ 120,951
Antofagasta PLC	41,998	465,269
Banco de Chile	3,201,524	448,879
Banco de Credito e Inversiones SA	4,548	286,806
Banco Santander Chile	6,282,882	443,215
Cencosud SA	153,516	252,977
Cia Cervecerias Unidas SA	13,362	149,456
Colbun SA	622,750	112,466
Embotelladora Andina SA Class B, Preference Shares	22,750	76,229
Empresa Nacional de Telecomunicaciones SA (b)	21,891	192,193
Empresas CMPC SA	127,700	297,415
Empresas COPEC SA	37,051	349,799
Enel Americas SA	3,623,507	664,289
Enel Chile SA	2,451,823	212,218
Itau CorpBanca	13,434,953	101,859
Latam Airlines Group SA	26,499	293,299
SACI Falabella	73,961	413,882
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,495	344,374
		5,225,576
CHINA — 7.4%
3SBio, Inc. (b) (f)	163,500	271,130
51job, Inc. ADR (b)	3,500	259,000
58.com, Inc. ADR (b)	11,000	542,410
AAC Technologies Holdings, Inc.	74,500	394,386
AECC Aviation Power Co., Ltd. Class A	35,700	109,332
Agile Group Holdings, Ltd.	166,000	201,587
Agricultural Bank of China, Ltd. Class A	405,600	196,518
Agricultural Bank of China, Ltd. Class H	3,071,000	1,202,639
Air China, Ltd. Class H	186,000	163,712
Alcon, Inc. (b)	42,934	2,505,901
Alibaba Group Holding, Ltd. ADR (b)	145,000	24,248,350
Alibaba Health Information Technology, Ltd. (b) (c)	385,500	336,847
Aluminum Corp. of China, Ltd. Class H (b)	462,000	145,565
Angang Steel Co., Ltd. Class H (c)	195,000	71,141
Anhui Conch Cement Co., Ltd. Class H	129,000	765,996
ANTA Sports Products, Ltd.	116,000	959,589
Autohome, Inc. ADR (b) (c)	6,900	573,597
Security Description	Shares	Value
AviChina Industry & Technology Co., Ltd. Class H	188,000	$ 92,328
BAIC Motor Corp., Ltd. Class H (f)	155,000	95,696
Baidu, Inc. ADR (b)	28,000	2,877,280
Bank of Beijing Co., Ltd. Class A	187,700	140,883
Bank of China, Ltd. Class A	500,000	250,658
Bank of China, Ltd. Class H	8,002,000	3,143,883
Bank of Communications Co., Ltd. Class A	200,000	152,635
Bank of Communications Co., Ltd. Class H	969,000	632,865
Bank of Jiangsu Co., Ltd. Class A	120,600	113,318
Baozun, Inc. ADR (b) (c)	5,700	243,390
BBMG Corp. Class H	322,000	92,418
BeiGene, Ltd. ADR (b) (c)	3,400	416,364
Beijing Capital International Airport Co., Ltd. Class H	160,000	136,541
Beijing Enterprises Holdings, Ltd.	58,000	266,717
Beijing Enterprises Water Group, Ltd.	662,000	338,625
BOC Hong Kong Holdings, Ltd.	369,000	1,252,060
Brilliance China Automotive Holdings, Ltd.	360,000	386,662
BYD Co., Ltd. Class H (c)	65,000	324,610
BYD Electronic International Co., Ltd. (c)	72,000	107,825
CGN Power Co., Ltd. Class H (f)	1,191,600	300,963
China Agri-Industries Holdings, Ltd.	190,000	61,803
China Aoyuan Group, Ltd.	128,000	144,991
China Cinda Asset Management Co., Ltd. Class H	1,059,592	208,150
China CITIC Bank Corp., Ltd. Class H	929,000	495,347
China Coal Energy Co., Ltd. Class H	186,000	75,687
China Common Rich Renewable Energy Investment, Ltd. (b) (e)	68,000	—
China Communications Construction Co., Ltd. Class H	482,000	376,899
China Communications Services Corp., Ltd. Class H	250,000	141,592
China Conch Venture Holdings, Ltd.	176,500	652,920
China Construction Bank Corp. Class H	9,687,000	7,389,374

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
China Eastern Airlines Corp., Ltd. Class H (b)	192,000	$ 93,313
China Education Group Holdings, Ltd.	64,000	94,048
China Everbright Bank Co., Ltd. Class A	176,700	97,490
China Everbright Bank Co., Ltd. Class H	267,300	113,884
China Everbright International, Ltd.	361,518	278,538
China Evergrande Group (c)	185,000	394,099
China Galaxy Securities Co., Ltd. Class H	366,800	195,111
China Hongqiao Group, Ltd.	206,000	131,650
China Huarong Asset Management Co., Ltd. Class H (f)	1,024,000	154,134
China Huishan Dairy Holdings Co., Ltd. (b) (g)	66,000	—
China International Capital Corp., Ltd. Class H (c) (f)	106,000	205,526
China Jinmao Holdings Group, Ltd.	592,000	339,067
China Life Insurance Co., Ltd. Class H	745,000	1,725,795
China Literature, Ltd. (b) (c) (f)	26,200	89,067
China Longyuan Power Group Corp., Ltd. Class H	379,000	212,720
China Medical System Holdings, Ltd.	144,000	171,197
China Mengniu Dairy Co., Ltd.	302,000	1,130,660
China Merchants Bank Co., Ltd. Class A	92,900	452,063
China Merchants Bank Co., Ltd. Class H	390,500	1,858,006
China Merchants Port Holdings Co., Ltd.	148,776	223,940
China Minsheng Banking Corp., Ltd. Class A	200,000	168,599
China Minsheng Banking Corp., Ltd. Class H	680,600	462,739
China Molybdenum Co., Ltd. Class H (c)	354,000	117,407
China National Building Material Co., Ltd. Class H	396,000	355,619
China Oilfield Services, Ltd. Class H	204,000	243,830
China Oriental Group Co., Ltd.	192,000	66,372
China Overseas Land & Investment, Ltd.	408,000	1,282,904
Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class A	28,300	$ 138,187
China Pacific Insurance Group Co., Ltd. Class H	275,600	1,012,486
China Petroleum & Chemical Corp. Class H	2,570,000	1,527,693
China Power International Development, Ltd.	606,000	126,002
China Railway Construction Corp., Ltd. Class H	221,000	241,596
China Railway Group, Ltd. Class H	423,000	256,841
China Railway Signal & Communication Corp., Ltd. Class H (f)	210,000	129,921
China Reinsurance Group Corp. Class H	499,000	80,839
China Resources Beer Holdings Co., Ltd.	164,721	873,046
China Resources Gas Group, Ltd.	102,000	504,184
China Resources Pharmaceutical Group, Ltd. (f)	177,000	165,950
China Resources Power Holdings Co., Ltd.	222,055	269,376
China Shenhua Energy Co., Ltd. Class H	358,500	719,799
China Southern Airlines Co., Ltd. Class H (c)	192,000	116,335
China State Construction Engineering Corp., Ltd. Class A	120,300	91,473
China Taiping Insurance Holdings Co., Ltd.	168,200	375,475
China Telecom Corp., Ltd. Class H	1,464,000	666,694
China Tower Corp., Ltd. Class H (f)	4,282,000	972,263
China Unicom Hong Kong, Ltd.	646,000	685,603
China Vanke Co., Ltd. Class A	43,800	158,856
China Vanke Co., Ltd. Class H	151,000	525,844
China Yangtze Power Co., Ltd. Class A	80,000	204,223
China Zhongwang Holdings, Ltd.	231,200	94,080
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	136,706
CIFI Holdings Group Co., Ltd.	461,923	269,869
CITIC Securities Co., Ltd. Class H	247,500	463,467
CITIC, Ltd.	640,000	808,225
CNOOC, Ltd.	1,788,000	2,727,821

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	$ 51,346
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	80,788
COSCO SHIPPING Ports, Ltd.	178,428	142,480
Country Garden Holdings Co., Ltd.	806,000	1,020,943
Country Garden Services Holdings Co., Ltd.	158,000	455,494
CRRC Corp., Ltd. Class H	430,350	300,280
CSPC Pharmaceutical Group, Ltd.	508,000	1,019,966
Ctrip.com International, Ltd. ADR (b)	40,800	1,195,032
Dali Foods Group Co., Ltd. (f)	276,000	169,345
Daqin Railway Co., Ltd. Class A	180,000	191,312
Datang International Power Generation Co., Ltd. Class H	428,000	88,446
Dongfeng Motor Group Co., Ltd. Class H	308,000	292,701
ENN Energy Holdings, Ltd.	84,500	874,168
Far East Horizon, Ltd.	238,000	221,017
Foshan Haitian Flavouring & Food Co., Ltd. Class A	6,814	104,874
Fosun International, Ltd.	260,500	322,327
Future Land Development Holdings, Ltd. (c)	208,000	181,483
Fuyao Glass Industry Group Co., Ltd. Class H (f)	52,800	146,491
GDS Holdings, Ltd. ADR (b) (c)	8,100	324,648
Geely Automobile Holdings, Ltd.	540,000	916,142
Genscript Biotech Corp. (b) (c)	94,000	180,101
GF Securities Co., Ltd. Class H (b)	178,200	186,624
GOME Retail Holdings, Ltd. (b) (c)	972,000	88,032
Great Wall Motor Co., Ltd. Class H (c)	387,000	259,172
Greentown Service Group Co., Ltd. (c)	134,000	131,617
Guangzhou Automobile Group Co., Ltd. Class H	302,800	289,691
Guangzhou R&F Properties Co., Ltd. Class H	98,800	149,472
Guotai Junan Securities Co., Ltd. Class H (f)	63,200	98,354
Haidilao International Holding, Ltd. (f)	37,000	158,112
Security Description	Shares	Value
Haitian International Holdings, Ltd.	76,000	$ 155,696
Haitong Securities Co., Ltd. Class H	354,800	372,025
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	42,100	190,420
Hengan International Group Co., Ltd.	78,500	514,695
HengTen Networks Group, Ltd. (b) (c)	2,024,000	30,724
HLA Corp., Ltd. Class A	79,800	90,738
Hua Hong Semiconductor, Ltd. (c) (f)	47,000	93,528
Huadian Power International Corp., Ltd. Class H	300,000	114,039
Huaneng Power International, Inc. Class H	478,000	229,872
Huaneng Renewables Corp., Ltd. Class H	500,629	170,508
Huatai Securities Co., Ltd. Class H (c) (f)	181,200	271,359
Huaxia Bank Co., Ltd. Class A	91,800	94,870
Huazhu Group, Ltd. ADR (c)	15,500	511,810
Industrial & Commercial Bank of China, Ltd. Class A	276,400	214,039
Industrial & Commercial Bank of China, Ltd. Class H	6,557,000	4,391,184
Industrial Bank Co., Ltd. Class A	54,800	134,521
Inner Mongolia Yitai Coal Co., Ltd. Class B	93,400	85,648
iQIYI, Inc. ADR (b) (c)	16,100	259,693
JD.com, Inc. ADR (b)	73,400	2,070,614
Jiangsu Expressway Co., Ltd. Class H	158,000	200,740
Jiangsu Hengrui Medicine Co., Ltd. Class A	19,804	223,742
Jiangxi Copper Co., Ltd. Class H	121,000	140,148
Kaisa Group Holdings, Ltd.	292,000	128,132
Kingdee International Software Group Co., Ltd. (c)	244,000	257,091
Kingsoft Corp., Ltd. (b) (c)	118,000	250,468
Kunlun Energy Co., Ltd.	330,000	284,142
Kweichow Moutai Co., Ltd. Class A	5,700	917,913
KWG Group Holdings, Ltd.	134,000	117,430
Legend Holdings Corp. Class H (f)	60,300	130,301
Lenovo Group, Ltd.	778,000	519,037
Li Ning Co., Ltd.	197,500	566,848

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Logan Property Holdings Co., Ltd.	158,000	$ 224,925
Longfor Group Holdings, Ltd. (f)	180,000	672,756
Luye Pharma Group, Ltd. (c) (f)	154,500	110,169
Maanshan Iron & Steel Co., Ltd. Class H (c)	284,000	106,870
Meitu, Inc. (b) (c) (f)	176,500	40,526
Meituan Dianping Class B (b)	98,700	1,008,479
Metallurgical Corp. of China, Ltd. Class H	400,000	89,803
MMG, Ltd. (b)	212,000	50,029
Momo, Inc. ADR	17,000	526,660
NetEase, Inc. ADR	7,000	1,863,260
New China Life Insurance Co., Ltd. Class H	95,100	376,062
New Oriental Education & Technology Group, Inc. ADR (b)	14,300	1,583,868
Nexteer Automotive Group, Ltd.	84,000	69,327
NIO, Inc. ADR (b) (c)	69,700	108,732
Noah Holdings, Ltd. ADR (b) (c)	4,400	128,480
People's Insurance Co. Group of China, Ltd. Class H	960,000	384,519
PetroChina Co., Ltd. Class A	124,800	108,177
PetroChina Co., Ltd. Class H	2,242,000	1,152,545
PICC Property & Casualty Co., Ltd. Class H	727,700	849,358
Pinduoduo, Inc. ADR (b) (c)	22,700	731,394
Ping An Bank Co., Ltd. Class A	77,300	168,754
Ping An Insurance Group Co. of China, Ltd. Class A	48,790	594,673
Ping An Insurance Group Co. of China, Ltd. Class H	575,500	6,610,681
Postal Savings Bank of China Co., Ltd. Class H (f)	812,000	495,109
Power Construction Corp. of China, Ltd. Class A	142,200	92,195
Prosus NV (b)	44,102	3,238,188
Semiconductor Manufacturing International Corp. (b) (c)	358,300	447,909
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	210,001
Security Description	Shares	Value
Shanghai Electric Group Co., Ltd. Class H	358,000	$ 115,537
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	66,000	177,220
Shanghai Industrial Urban Development Group, Ltd.	53,000	6,693
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	173,578
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	182,767
Shanghai Pudong Development Bank Co., Ltd. Class A	147,600	244,719
Shenzhen Investment, Ltd.	352,000	129,765
Shenzhou International Group Holdings, Ltd.	82,300	1,075,021
Shui On Land, Ltd.	328,000	65,270
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	107,190
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	49,486
SINA Corp. (b)	7,900	309,601
Sino-Ocean Group Holding, Ltd.	296,000	100,436
Sinopec Engineering Group Co., Ltd. Class H	140,500	88,178
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	77,780
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	93,650
Sinopharm Group Co., Ltd. Class H	122,000	382,057
Sinotrans, Ltd. Class H	286,000	89,747
Sinotruk Hong Kong, Ltd.	97,000	143,779
SOHO China, Ltd.	353,000	100,865
Sunac China Holdings, Ltd.	254,000	1,020,614
Sunny Optical Technology Group Co., Ltd.	74,800	1,099,186
TAL Education Group ADR (b)	38,800	1,328,512
Tencent Holdings, Ltd.	582,300	24,526,808
Tencent Music Entertainment Group ADR (b) (c)	13,000	166,010
Tingyi Cayman Islands Holding Corp.	234,000	329,535
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	46,385
Towngas China Co., Ltd.	90,310	67,738
TravelSky Technology, Ltd. Class H	107,000	222,206

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class H	38,000	$ 229,278
Uni-President China Holdings, Ltd.	138,000	148,925
Vipshop Holdings, Ltd. ADR (b)	54,500	486,140
Want Want China Holdings, Ltd.	574,000	459,089
Weibo Corp. ADR (b) (c)	6,810	304,747
Weichai Power Co., Ltd. Class H	239,000	344,503
Wens Foodstuffs Group Co., Ltd. Class A	17,800	92,674
Wuliangye Yibin Co., Ltd. Class A	15,200	276,278
WuXi AppTec Co., Ltd. Class H (f)	16,240	177,535
Wuxi Biologics Cayman, Inc. (b) (f)	56,500	576,575
Xiaomi Corp. Class B (b) (c) (f)	786,800	883,210
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	136,370
Xinyi Solar Holdings, Ltd.	323,446	193,917
Yangzijiang Shipbuilding Holdings, Ltd.	225,300	156,402
Yanzhou Coal Mining Co., Ltd. Class H	190,000	192,923
Yihai International Holding, Ltd.	45,000	267,495
Yum China Holdings, Inc.	36,000	1,635,480
Yuzhou Properties Co., Ltd.	252,814	100,617
YY, Inc. ADR (b)	5,900	331,757
Zhaojin Mining Industry Co., Ltd. Class H	95,000	109,913
Zhejiang Expressway Co., Ltd. Class H	172,000	148,756
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (c) (f)	23,300	54,985
Zhongsheng Group Holdings, Ltd.	60,000	189,428
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	252,500
Zijin Mining Group Co., Ltd. Class H	684,000	236,452
ZTE Corp. Class H (b)	73,400	194,750
ZTO Express Cayman, Inc. ADR	37,500	799,875
		165,777,605
COLOMBIA — 0.1%
Bancolombia SA ADR	500	24,725
Bancolombia SA	25,059	284,560
Bancolombia SA Preference Shares	45,715	565,120
Security Description	Shares	Value
Cementos Argos SA	35,710	$ 76,379
Ecopetrol SA ADR (c)	700	11,921
Ecopetrol SA	462,200	391,981
Grupo Argos SA	22,062	108,203
Grupo Aval Acciones y Valores SA Preference Shares	302,656	113,111
Grupo de Inversiones Suramericana SA Preference Shares	9,428	79,632
Grupo de Inversiones Suramericana SA	24,789	235,173
Interconexion Electrica SA ESP	32,243	169,073
		2,059,878
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	19,755	435,894
Komercni banka A/S	9,580	323,648
Moneta Money Bank A/S (f)	69,836	215,140
		974,682
DENMARK — 1.1%
AP Moller - Maersk A/S Class A	414	441,895
AP Moller - Maersk A/S Class B	689	779,288
Carlsberg A/S Class B	10,660	1,575,991
Chr. Hansen Holding A/S	11,005	934,257
Coloplast A/S Class B	11,838	1,426,047
Danske Bank A/S	69,813	972,288
Demant A/S (b) (c)	11,191	286,697
DSV A/S	21,838	2,078,397
Genmab A/S (b)	6,368	1,292,931
H Lundbeck A/S	7,583	251,565
ISS A/S	18,308	453,119
Novo Nordisk A/S Class B	177,116	9,107,242
Novozymes A/S Class B	22,741	956,320
Orsted A/S (f)	18,729	1,740,935
Pandora A/S	12,113	486,215
Tryg A/S	14,303	409,967
Vestas Wind Systems A/S	19,347	1,502,323
		24,695,477
EGYPT — 0.0% (a)
Commercial International Bank Egypt SAE	137,796	660,760
Eastern Co SAE	112,565	114,598
ElSewedy Electric Co.	69,110	56,762
		832,120
FINLAND — 0.7%
Elisa Oyj	15,948	822,382
Fortum Oyj	40,275	952,360
Kone Oyj Class B	35,101	1,999,074
Metso Oyj	12,976	484,798

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Neste Oyj (c)	42,342	$ 1,401,917
Nokia Oyj (d)	484,349	2,455,373
Nokia Oyj (d)	74,340	375,889
Nokian Renkaat Oyj	14,145	399,092
Nordea Bank Abp	319,918	2,271,474
Nordea Bank Abp	4,394	31,147
Orion Oyj Class B	12,638	471,481
Sampo Oyj Class A	43,946	1,747,754
Stora Enso Oyj Class R	62,764	756,442
UPM-Kymmene Oyj	55,835	1,650,830
Wartsila OYJ Abp	39,085	437,822
		16,257,835
FRANCE — 6.9%
Accor SA	20,080	837,339
Aeroports de Paris	3,014	536,253
Air Liquide SA	42,613	6,067,243
Airbus SE	59,846	7,777,097
Alstom SA	17,417	722,114
Amundi SA (f)	6,238	435,243
Arkema SA	7,265	677,344
Atos SE	10,532	742,655
AXA SA	192,830	4,925,530
BioMerieux	4,871	403,057
BNP Paribas SA	111,745	5,441,895
Bollore SA	103,045	427,115
Bouygues SA	23,569	944,288
Bureau Veritas SA	28,810	694,131
Capgemini SE	16,195	1,908,591
Carrefour SA	55,809	977,138
Casino Guichard Perrachon SA (c)	6,350	303,148
Cie de Saint-Gobain	46,001	1,805,410
Cie Generale des Etablissements Michelin SCA	17,410	1,943,591
CNP Assurances	17,239	333,217
Covivio REIT	5,323	563,484
Credit Agricole SA	105,769	1,284,546
Danone SA	61,271	5,398,585
Dassault Aviation SA	263	372,166
Dassault Systemes SE	12,265	1,748,298
Edenred	25,848	1,240,743
Eiffage SA	8,448	876,056
Electricite de France SA	64,119	717,899
Engie SA	185,048	3,022,055
EssilorLuxottica SA	27,937	4,027,927
Eurazeo SE	5,311	395,171
Eutelsat Communications SA	20,191	375,859
Faurecia SE	7,635	362,246
Gecina SA REIT	5,102	802,069
Getlink SE	48,133	723,100
Hermes International	3,363	2,324,461
ICADE REIT	3,709	331,773
Iliad SA	2,932	275,599
Imerys SA	4,689	188,529
Security Description	Shares	Value
Ingenico Group SA	6,663	$ 650,128
Ipsen SA	3,981	378,021
JCDecaux SA	7,931	214,776
Kering SA	7,514	3,830,058
Klepierre SA REIT	20,838	707,880
Legrand SA	27,219	1,943,063
L'Oreal SA	25,976	7,275,159
LVMH Moet Hennessy Louis Vuitton SE	28,454	11,311,642
Natixis SA	99,754	413,801
Orange SA	201,979	3,169,743
Pernod Ricard SA	21,059	3,751,422
Peugeot SA	54,348	1,355,644
Publicis Groupe SA	20,307	998,898
Remy Cointreau SA	2,535	336,613
Renault SA	20,016	1,149,117
Safran SA	32,459	5,111,623
Sanofi	115,144	10,677,580
Sartorius Stedim Biotech	2,945	412,246
Schneider Electric SE	54,547	4,787,104
SCOR SE	16,986	701,652
SEB SA	2,488	377,840
Societe BIC SA (c)	2,422	162,653
Societe Generale SA	80,199	2,198,064
Sodexo SA	9,287	1,042,843
Suez	38,516	605,708
Teleperformance	5,287	1,146,437
Thales SA	11,223	1,290,826
TOTAL SA	243,437	12,708,439
Ubisoft Entertainment SA (b)	8,582	620,683
Unibail-Rodamco-Westfield	34,100	244,937
Unibail-Rodamco-Westfield REIT	11,291	1,646,388
Valeo SA	25,488	826,664
Veolia Environnement SA	56,045	1,421,192
Vinci SA	50,522	5,442,914
Vivendi SA	92,780	2,546,925
Wendel SA	2,944	406,329
Worldline SA (b) (f)	6,940	438,071
		155,236,048
GERMANY — 5.3%
1&1 Drillisch AG	5,551	173,079
adidas AG	18,170	5,658,421
Allianz SE	42,758	9,968,568
Aroundtown SA	91,611	749,457
Axel Springer SE (b)	5,438	373,496
BASF SE	92,312	6,452,943
Bayer AG	96,024	6,772,095
Bayerische Motoren Werke AG	33,353	2,348,585
Bayerische Motoren Werke AG Preference Shares	6,432	357,270
Beiersdorf AG	9,980	1,177,237
Brenntag AG	16,590	803,037
Carl Zeiss Meditec AG	4,538	517,490

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Commerzbank AG	105,742	$ 613,520
Continental AG	10,891	1,397,495
Covestro AG (f)	18,242	902,889
Daimler AG	91,604	4,555,917
Delivery Hero SE (b) (f)	11,404	506,754
Deutsche Bank AG	194,389	1,456,122
Deutsche Boerse AG	19,140	2,992,245
Deutsche Lufthansa AG	27,525	437,513
Deutsche Post AG	99,647	3,329,124
Deutsche Telekom AG	335,749	5,634,720
Deutsche Wohnen SE	35,964	1,313,074
E.ON SE	217,945	2,119,187
Evonik Industries AG	18,777	463,661
Fraport AG Frankfurt Airport Services Worldwide	4,505	382,201
Fresenius Medical Care AG & Co. KGaA	21,337	1,435,240
Fresenius SE & Co. KGaA	42,040	1,965,964
Fuchs Petrolub SE Preference Shares	7,725	290,215
GEA Group AG	17,601	475,302
Hannover Rueck SE	5,970	1,009,467
HeidelbergCement AG	14,733	1,065,226
Henkel AG & Co. KGaA Preference Shares	17,639	1,746,087
Henkel AG & Co. KGaA	10,824	991,227
HOCHTIEF AG	2,491	284,061
HUGO BOSS AG	6,469	346,630
Infineon Technologies AG	125,937	2,267,040
KION Group AG	7,204	378,946
Knorr-Bremse AG	5,233	492,001
Lanxess AG	9,138	557,886
Merck KGaA	12,796	1,441,753
METRO AG	20,150	318,090
MTU Aero Engines AG	5,148	1,368,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,807	3,832,251
Porsche Automobil Holding SE Preference Shares	15,941	1,037,519
Puma SE	8,980	695,090
RWE AG	56,239	1,759,034
SAP SE	100,620	11,833,995
Sartorius AG Preference Shares	3,921	715,580
Siemens AG	76,750	8,220,856
Siemens Healthineers AG (f)	16,019	630,360
Symrise AG	12,806	1,244,772
Telefonica Deutschland Holding AG	77,839	217,072
Thyssenkrupp AG	45,614	631,799
TUI AG	50,351	586,845
Uniper SE	22,637	742,587
United Internet AG	12,875	459,409
Volkswagen AG	3,328	572,165
Security Description	Shares	Value
Volkswagen AG Preference Shares	18,695	$ 3,180,704
Vonovia SE	51,158	2,596,207
Wirecard AG	11,622	1,859,367
Zalando SE (b) (f)	13,563	619,254
		119,324,392
GREECE — 0.1%
Alpha Bank AE (b)	126,379	236,015
Eurobank Ergasias SA (b)	258,732	250,478
FF Group (b) (g)	122	64
Hellenic Telecommunications Organization SA	21,711	299,180
JUMBO SA	9,840	186,767
Motor Oil Hellas Corinth Refineries SA	5,457	127,432
National Bank of Greece SA (b)	54,691	166,530
OPAP SA	27,777	285,715
		1,552,181
HONG KONG — 2.7%
AIA Group, Ltd.	1,203,400	11,367,167
Alibaba Pictures Group, Ltd. (b)	1,680,000	272,164
ASM Pacific Technology, Ltd.	31,000	378,435
Bank of East Asia, Ltd.	126,340	311,039
Bosideng International Holdings, Ltd.	324,000	138,041
China Ding Yi Feng Holdings, Ltd. (g)	104,000	1,327
China Everbright, Ltd.	90,000	105,276
China First Capital Group, Ltd. (b)	390,000	113,925
China Gas Holdings, Ltd.	190,400	735,913
China Mobile, Ltd.	635,500	5,257,057
China Resources Cement Holdings, Ltd.	276,000	276,725
China Resources Land, Ltd.	295,333	1,237,555
China State Construction International Holdings, Ltd.	230,750	216,933
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	109,294
CK Asset Holdings, Ltd.	257,524	1,744,333
CK Hutchison Holdings, Ltd.	269,024	2,374,730
CK Infrastructure Holdings, Ltd.	75,000	504,662
CLP Holdings, Ltd.	163,500	1,717,507
Dairy Farm International Holdings, Ltd.	37,500	236,250
Galaxy Entertainment Group, Ltd.	216,000	1,343,215

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Guangdong Investment, Ltd.	320,000	$ 626,170
Haier Electronics Group Co., Ltd.	147,000	383,467
Hang Lung Properties, Ltd.	216,000	490,446
Hang Seng Bank, Ltd.	76,200	1,642,702
Henderson Land Development Co., Ltd.	130,466	607,446
HK Electric Investments & HK Electric Investments, Ltd. Class SS	246,664	235,041
HKT Trust & HKT, Ltd.	425,000	674,414
Hong Kong & China Gas Co., Ltd.	1,011,505	1,971,554
Hong Kong Exchanges & Clearing, Ltd.	118,432	3,474,674
Hongkong Land Holdings, Ltd.	127,300	715,426
Hutchison China MediTech, Ltd. ADR (b)	7,900	140,936
Hysan Development Co., Ltd.	67,000	270,072
Jardine Matheson Holdings, Ltd.	22,000	1,177,000
Jardine Strategic Holdings, Ltd.	22,700	678,276
Kerry Properties, Ltd.	75,500	232,585
Kingboard Holdings, Ltd.	88,000	232,926
Kingboard Laminates Holdings, Ltd.	114,000	102,811
Lee & Man Paper Manufacturing, Ltd.	156,000	84,374
Link REIT	210,000	2,315,802
Melco Resorts & Entertainment, Ltd. ADR	25,230	489,714
MTR Corp., Ltd.	157,881	886,135
New World Development Co., Ltd.	630,324	818,519
Nine Dragons Paper Holdings, Ltd.	191,000	160,803
NWS Holdings, Ltd.	158,968	246,176
PCCW, Ltd.	512,000	287,369
Power Assets Holdings, Ltd.	142,500	957,041
Sands China, Ltd.	256,000	1,159,272
Shanghai Industrial Holdings, Ltd. (b)	53,000	98,707
Shangri-La Asia, Ltd.	170,000	173,483
Shenzhen International Holdings, Ltd.	118,746	228,119
Shimao Property Holdings, Ltd.	133,500	389,972
Sino Biopharmaceutical, Ltd.	771,000	979,560
Sino Land Co., Ltd.	336,965	506,346
SJM Holdings, Ltd.	218,000	207,171
SSY Group, Ltd.	204,000	161,339
Sun Art Retail Group, Ltd.	251,500	255,369
Security Description	Shares	Value
Sun Hung Kai Properties, Ltd.	159,000	$ 2,287,828
Swire Pacific, Ltd. Class A	52,500	488,542
Swire Properties, Ltd.	126,400	396,643
Techtronic Industries Co., Ltd.	149,000	1,036,808
Vitasoy International Holdings, Ltd.	74,000	299,704
WH Group, Ltd. (f)	900,000	805,929
Wharf Holdings, Ltd.	130,000	283,568
Wharf Real Estate Investment Co., Ltd.	128,000	698,829
Wheelock & Co., Ltd.	84,000	478,429
Yue Yuen Industrial Holdings, Ltd.	89,500	244,888
Yuexiu Property Co., Ltd.	714,000	154,833
		59,678,766
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	44,467	418,256
OTP Bank Nyrt	20,247	842,826
Richter Gedeon Nyrt	18,210	294,560
		1,555,642
INDIA — 2.0%
Adani Ports & Special Economic Zone, Ltd.	50,750	297,186
Ambuja Cements, Ltd.	52,062	149,937
Ashok Leyland, Ltd.	96,463	92,558
Asian Paints, Ltd.	30,695	764,031
Aurobindo Pharma, Ltd.	23,836	197,801
Avenue Supermarts, Ltd. (b) (f)	10,923	288,839
Axis Bank, Ltd.	178,851	1,728,224
Bajaj Auto, Ltd.	8,686	358,875
Bajaj Finance, Ltd.	16,741	956,452
Bajaj Finserv, Ltd.	3,439	412,372
Bharat Forge, Ltd.	16,336	102,923
Bharat Petroleum Corp., Ltd.	52,710	351,840
Bharti Airtel, Ltd.	194,415	1,024,077
Bharti Infratel, Ltd.	17,640	64,294
Bosch, Ltd.	698	137,928
Britannia Industries, Ltd.	5,514	229,605
Cipla, Ltd.	30,767	184,510
Coal India, Ltd.	75,457	212,789
Container Corp. Of India, Ltd.	18,212	155,474
Dabur India, Ltd.	47,756	300,173
Divi's Laboratories, Ltd.	7,572	178,004
Dr Reddy's Laboratories, Ltd.	12,175	463,876
Eicher Motors, Ltd.	1,262	315,462
GAIL India, Ltd.	130,252	246,191
GAIL India, Ltd. GDR	1,422	15,784
Glenmark Pharmaceuticals, Ltd.	13,064	59,809

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Godrej Consumer Products, Ltd.	31,261	$ 303,043
Grasim Industries, Ltd.	33,219	345,438
Havells India, Ltd.	19,396	196,782
HCL Technologies, Ltd.	54,123	823,773
HDFC Life Insurance Co., Ltd. (f)	24,384	206,581
Hero MotoCorp, Ltd.	4,570	173,466
Hindalco Industries, Ltd.	105,540	284,890
Hindustan Petroleum Corp., Ltd.	57,590	245,658
Hindustan Unilever, Ltd.	60,480	1,693,972
Housing Development Finance Corp., Ltd.	156,216	4,358,009
ICICI Bank, Ltd. ADR	3,933	47,904
ICICI Bank, Ltd.	213,284	1,305,548
ICICI Lombard General Insurance Co., Ltd. (f)	3,665	62,322
Indiabulls Housing Finance, Ltd.	26,026	94,014
Indian Oil Corp., Ltd.	207,419	431,557
Infosys, Ltd. ADR	14,600	166,002
Infosys, Ltd.	317,619	3,604,255
InterGlobe Aviation, Ltd. (f)	8,111	215,517
ITC, Ltd.	343,637	1,256,597
JSW Steel, Ltd.	84,590	272,980
Larsen & Toubro, Ltd., GDR	3,180	66,144
Larsen & Toubro, Ltd.	40,314	841,335
LIC Housing Finance, Ltd.	27,542	146,204
Lupin, Ltd.	24,227	244,616
Mahindra & Mahindra Financial Services, Ltd.	27,266	126,098
Mahindra & Mahindra, Ltd. GDR	3,302	25,591
Mahindra & Mahindra, Ltd.	70,227	543,037
Marico, Ltd.	54,288	301,818
Maruti Suzuki India, Ltd.	10,676	1,009,319
Motherson Sumi Systems, Ltd.	82,206	121,913
Nestle India, Ltd.	2,089	411,175
NTPC, Ltd.	214,683	356,397
Oil & Natural Gas Corp., Ltd.	182,146	338,622
Page Industries, Ltd.	490	156,606
Petronet LNG, Ltd.	45,619	167,365
Pidilite Industries, Ltd.	10,715	218,038
Piramal Enterprises, Ltd.	7,347	168,775
Power Grid Corp. of India, Ltd.	200,042	563,130
REC, Ltd.	54,149	93,981
Reliance Industries, Ltd., GDR (f)	6,884	256,773
Reliance Industries, Ltd.	259,002	4,873,136
Shree Cement, Ltd.	1,029	274,643
Shriram Transport Finance Co., Ltd.	13,935	210,788
Security Description	Shares	Value
State Bank of India (b)	182,304	$ 697,125
State Bank of India GDR (b) (c)	1,020	39,168
Sun Pharmaceutical Industries, Ltd.	77,071	424,675
Tata Consultancy Services, Ltd.	85,102	2,518,159
Tata Motors, Ltd. ADR (b) (c)	1,078	9,044
Tata Motors, Ltd. (b)	143,863	238,422
Tata Power Co., Ltd.	115,538	101,650
Tata Steel, Ltd.	25,361	129,509
Tata Steel, Ltd. GDR	1,300	6,461
Tech Mahindra, Ltd.	47,752	482,447
Titan Co., Ltd.	34,026	612,161
UltraTech Cement, Ltd.	10,458	641,045
United Spirits, Ltd. (b)	25,960	244,073
UPL, Ltd.	58,624	497,365
Vedanta, Ltd.	114,419	248,474
Vedanta, Ltd. ADR (c)	1,433	12,438
Vodafone Idea, Ltd. (b)	693,861	62,171
Wipro, Ltd. ADR	7,834	28,594
Wipro, Ltd.	89,084	301,561
Yes Bank, Ltd.	163,001	96,027
Zee Entertainment Enterprises, Ltd.	51,854	193,532
		44,476,927
INDONESIA — 0.5%
Adaro Energy Tbk PT	1,258,000	114,323
Astra International Tbk PT	2,015,000	936,879
Bank Central Asia Tbk PT	923,700	1,974,941
Bank Mandiri Persero Tbk PT	1,961,000	963,577
Bank Negara Indonesia Persero Tbk PT	651,900	337,546
Bank Rakyat Indonesia Persero Tbk PT	5,528,600	1,604,638
Bank Tabungan Negara Persero Tbk PT	370,200	51,116
Bukit Asam Tbk PT	469,600	74,765
Bumi Serpong Damai Tbk PT (b)	1,332,000	130,432
Charoen Pokphand Indonesia Tbk PT	817,700	308,186
Gudang Garam Tbk PT	43,700	161,239
Hanjaya Mandala Sampoerna Tbk PT	833,400	134,448
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	109,201
Indocement Tunggal Prakarsa Tbk PT	222,400	293,374
Indofood CBP Sukses Makmur Tbk PT	220,400	186,707
Indofood Sukses Makmur Tbk PT	409,500	222,131
Jasa Marga Persero Tbk PT	410,075	164,666
Kalbe Farma Tbk PT	1,941,600	229,107

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	$ 98,997
Pakuwon Jati Tbk PT	1,357,000	63,572
Perusahaan Gas Negara Tbk PT	1,274,900	188,608
Semen Indonesia Persero Tbk PT	331,000	269,324
Surya Citra Media Tbk PT	511,200	41,775
Telekomunikasi Indonesia Persero Tbk PT	5,006,800	1,520,205
Unilever Indonesia Tbk PT	144,200	472,370
United Tractors Tbk PT	146,700	212,635
		10,864,762
IRELAND — 0.4%
AerCap Holdings NV (b)	14,123	773,234
AIB Group PLC	83,592	248,244
Bank of Ireland Group PLC	92,401	366,678
CRH PLC	79,344	2,732,561
Flutter Entertainment PLC	8,664	810,045
James Hardie Industries PLC	49,906	836,765
Kerry Group PLC Class A	14,990	1,753,507
Kingspan Group PLC	14,517	709,024
Smurfit Kappa Group PLC	23,145	688,852
		8,918,910
ISRAEL — 0.4%
Azrieli Group, Ltd.	5,161	405,361
Bank Hapoalim BM (b)	116,227	916,226
Bank Leumi Le-Israel BM	150,424	1,070,686
Check Point Software Technologies, Ltd. (b)	12,410	1,358,895
CyberArk Software, Ltd. (b)	3,683	367,637
Elbit Systems, Ltd.	2,985	494,666
Israel Chemicals, Ltd.	87,022	432,131
Israel Discount Bank, Ltd. Class A	115,994	510,256
Mizrahi Tefahot Bank, Ltd.	16,345	406,297
Nice, Ltd. (b)	6,270	921,793
Teva Pharmaceutical Industries, Ltd. ADR (b) (c)	65,853	453,069
Teva Pharmaceutical Industries, Ltd. (b)	44,182	304,055
Wix.com, Ltd. (b)	5,200	607,048
		8,248,120
ITALY — 1.3%
Assicurazioni Generali SpA	108,658	2,106,200
Atlantia SpA	51,853	1,254,404
Davide Campari-Milano SpA	63,379	572,804
Enel SpA	806,624	6,024,642
Eni SpA	252,294	3,860,064
Ferrari NV	12,114	1,869,406
Security Description	Shares	Value
FinecoBank Banca Fineco SpA	51,331	$ 543,494
Intesa Sanpaolo SpA	1,476,027	3,500,737
Leonardo SpA	40,572	477,259
Mediobanca Banca di Credito Finanziario SpA	67,200	734,079
Moncler SpA	19,250	686,254
Pirelli & C SpA (f)	44,955	266,026
Poste Italiane SpA (f)	58,699	667,454
Prysmian SpA	26,064	559,775
Recordati SpA	11,833	507,757
Snam SpA	190,222	960,999
Telecom Italia SpA (b) (d)	763,643	435,826
Telecom Italia SpA (d)	579,163	316,712
Terna Rete Elettrica Nazionale SpA	150,890	969,564
UniCredit SpA	199,060	2,348,104
		28,661,560
JAPAN — 15.3%
ABC-Mart, Inc.	2,900	184,344
Acom Co., Ltd. (c)	36,100	141,628
Advantest Corp.	19,800	874,809
Aeon Co., Ltd.	64,700	1,185,643
AEON Financial Service Co., Ltd. (c)	10,500	157,974
Aeon Mall Co., Ltd.	8,700	137,252
AGC, Inc.	19,000	588,943
Air Water, Inc.	17,200	307,475
Aisin Seiki Co., Ltd. (c)	16,600	521,462
Ajinomoto Co., Inc.	39,200	739,931
Alfresa Holdings Corp.	20,500	457,705
Alps Alpine Co., Ltd.	22,700	423,649
Amada Holdings Co., Ltd. (c)	40,500	436,197
ANA Holdings, Inc.	12,400	416,947
Aozora Bank, Ltd. (c)	11,600	290,013
Asahi Group Holdings, Ltd.	33,800	1,673,190
Asahi Intecc Co., Ltd.	22,200	582,756
Asahi Kasei Corp. (c)	116,600	1,147,929
Astellas Pharma, Inc.	193,300	2,751,719
Bandai Namco Holdings, Inc. (c)	21,400	1,332,612
Bank of Kyoto, Ltd. (c)	5,500	215,013
Benesse Holdings, Inc. (c)	6,600	171,359
Bridgestone Corp.	60,700	2,349,931
Brother Industries, Ltd.	25,800	466,942
Calbee, Inc.	9,600	298,459
Canon, Inc.	102,700	2,739,142
Casio Computer Co., Ltd. (c)	25,500	395,212
Central Japan Railway Co.	14,800	3,042,850
Chiba Bank, Ltd. (c)	76,000	390,988
Chubu Electric Power Co., Inc. (c)	62,400	903,595
Chugai Pharmaceutical Co., Ltd.	20,800	1,616,655

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (c)	32,000	$ 411,270
Coca-Cola Bottlers Japan Holdings, Inc.	13,200	296,061
Concordia Financial Group, Ltd. (c)	106,900	409,499
Credit Saison Co., Ltd.	18,700	250,718
CyberAgent, Inc. (c)	10,600	407,032
Dai Nippon Printing Co., Ltd.	26,400	681,771
Daicel Corp. (c)	24,500	206,972
Daifuku Co., Ltd. (c)	10,100	520,537
Dai-ichi Life Holdings, Inc.	100,300	1,511,808
Daiichi Sankyo Co., Ltd.	56,200	3,538,143
Daikin Industries, Ltd.	24,700	3,240,768
Daito Trust Construction Co., Ltd.	7,700	983,919
Daiwa House Industry Co., Ltd.	52,900	1,716,099
Daiwa House REIT Investment Corp.	194	545,695
Daiwa Securities Group, Inc. (c)	170,400	759,015
Denso Corp.	46,400	2,038,895
Dentsu, Inc.	23,100	813,282
Disco Corp. (c)	3,000	567,939
East Japan Railway Co.	31,300	2,985,917
Eisai Co., Ltd.	23,400	1,188,891
Electric Power Development Co., Ltd.	17,100	390,021
FamilyMart Co., Ltd.	26,800	652,921
FANUC Corp.	19,200	3,613,491
Fast Retailing Co., Ltd.	5,800	3,445,922
Fuji Electric Co., Ltd.	12,500	382,258
FUJIFILM Holdings Corp.	33,600	1,473,643
Fujitsu, Ltd.	20,500	1,641,707
Fukuoka Financial Group, Inc. (c)	18,400	347,485
GMO Payment Gateway, Inc. (c)	4,100	274,282
Hakuhodo DY Holdings, Inc. (c)	25,000	361,092
Hamamatsu Photonics KK	14,400	534,296
Hankyu Hanshin Holdings, Inc.	24,200	932,621
Hikari Tsushin, Inc.	2,200	475,929
Hino Motors, Ltd.	29,300	241,286
Hirose Electric Co., Ltd. (c)	3,300	404,275
Hisamitsu Pharmaceutical Co., Inc.	5,400	236,086
Hitachi Chemical Co., Ltd.	13,900	453,366
Hitachi Construction Machinery Co., Ltd. (c)	13,000	313,347
Hitachi High-Technologies Corp.	8,000	461,901
Hitachi Metals, Ltd. (c)	24,700	266,483
Hitachi, Ltd.	95,800	3,566,074
Security Description	Shares	Value
Honda Motor Co., Ltd.	161,600	$ 4,184,479
Hoshizaki Corp.	4,500	353,504
Hoya Corp.	39,100	3,190,589
Hulic Co., Ltd.	34,600	353,764
Idemitsu Kosan Co., Ltd.	21,877	618,406
IHI Corp.	15,900	345,438
Iida Group Holdings Co., Ltd. (c)	19,200	312,316
Inpex Corp.	106,900	980,325
Isetan Mitsukoshi Holdings, Ltd. (c)	40,400	322,228
Isuzu Motors, Ltd. (c)	59,300	653,219
ITOCHU Corp.	138,500	2,859,065
Itochu Techno-Solutions Corp. (c)	9,500	251,575
J Front Retailing Co., Ltd.	21,300	249,116
Japan Airlines Co., Ltd.	12,500	371,501
Japan Airport Terminal Co., Ltd. (c)	5,500	238,168
Japan Exchange Group, Inc.	54,600	858,343
Japan Post Bank Co., Ltd. (c)	42,700	413,665
Japan Post Holdings Co., Ltd.	147,000	1,353,366
Japan Prime Realty Investment Corp. REIT	98	465,177
Japan Real Estate Investment Corp. REIT (c)	142	952,579
Japan Retail Fund Investment Corp. REIT	279	590,140
Japan Tobacco, Inc.	116,100	2,541,685
JFE Holdings, Inc.	51,300	617,071
JGC Corp. (c)	20,200	264,100
JSR Corp. (c)	18,200	291,166
JTEKT Corp. (c)	23,200	265,971
JXTG Holdings, Inc. (c)	298,500	1,359,994
Kajima Corp. (c)	48,500	635,896
Kakaku.com, Inc.	13,300	327,101
Kamigumi Co., Ltd. (c)	10,700	242,365
Kaneka Corp. (c)	5,200	161,906
Kansai Electric Power Co., Inc. (c)	75,100	839,772
Kansai Paint Co., Ltd. (c)	20,900	485,588
Kao Corp.	48,400	3,575,532
Kawasaki Heavy Industries, Ltd. (c)	15,500	343,058
KDDI Corp.	175,500	4,587,439
Keihan Holdings Co., Ltd.	11,300	502,396
Keikyu Corp.	24,400	472,986
Keio Corp. (c)	9,100	566,671
Keisei Electric Railway Co., Ltd. (c)	14,800	608,707
Keyence Corp.	9,400	5,818,737
Kikkoman Corp. (c)	14,800	706,620
Kintetsu Group Holdings Co., Ltd.	17,800	927,263

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Kirin Holdings Co., Ltd.	76,800	$ 1,625,893
Kobayashi Pharmaceutical Co., Ltd.	5,800	441,138
Kobe Steel, Ltd.	35,800	190,801
Koito Manufacturing Co., Ltd.	11,700	571,603
Komatsu, Ltd.	98,500	2,255,725
Konami Holdings Corp.	10,100	487,828
Konica Minolta, Inc. (c)	50,300	349,994
Kose Corp. (c)	3,100	523,479
Kubota Corp.	106,900	1,616,730
Kuraray Co., Ltd.	34,200	419,925
Kurita Water Industries, Ltd. (c)	13,100	350,667
Kyocera Corp.	34,300	2,127,981
Kyowa Kirin Co., Ltd.	26,900	522,195
Kyushu Electric Power Co., Inc.	45,300	427,536
Kyushu Railway Co.	16,700	532,329
Lawson, Inc.	5,600	286,542
LINE Corp. (b) (c)	3,900	139,473
Lion Corp.	23,500	463,368
LIXIL Group Corp. (c)	27,800	488,735
M3, Inc. (c)	37,800	910,068
Makita Corp.	24,600	773,907
Marubeni Corp. (c)	166,800	1,107,679
Marui Group Co., Ltd. (c)	23,400	494,090
Maruichi Steel Tube, Ltd. (c)	5,100	134,631
Mazda Motor Corp. (c)	63,500	563,759
McDonald's Holdings Co. Japan, Ltd.	6,300	304,872
Mebuki Financial Group, Inc.	86,200	212,160
Medipal Holdings Corp.	18,600	414,079
MEIJI Holdings Co., Ltd.	10,300	750,997
Mercari, Inc. (b)	7,400	183,845
MINEBEA MITSUMI, Inc. (c)	40,600	642,763
MISUMI Group, Inc. (c)	29,700	698,840
Mitsubishi Chemical Holdings Corp.	115,000	819,445
Mitsubishi Corp.	134,000	3,286,921
Mitsubishi Electric Corp.	188,000	2,491,881
Mitsubishi Estate Co., Ltd.	125,300	2,416,148
Mitsubishi Gas Chemical Co., Inc. (c)	16,900	225,490
Mitsubishi Heavy Industries, Ltd. (c)	29,600	1,159,077
Mitsubishi Materials Corp.	11,800	318,270
Mitsubishi Motors Corp. (c)	64,600	280,337
Mitsubishi Tanabe Pharma Corp.	25,300	277,405
Mitsubishi UFJ Financial Group, Inc.	1,218,000	6,180,441
Mitsubishi UFJ Lease & Finance Co., Ltd. (c)	40,900	236,147
Security Description	Shares	Value
Mitsui & Co., Ltd.	170,000	$ 2,781,032
Mitsui Chemicals, Inc.	18,500	413,565
Mitsui Fudosan Co., Ltd.	94,800	2,349,935
Mitsui OSK Lines, Ltd. (c)	10,800	272,811
Mizuho Financial Group, Inc.	2,391,300	3,664,115
MonotaRO Co., Ltd. (c)	11,900	311,167
MS&AD Insurance Group Holdings, Inc.	44,000	1,424,936
Murata Manufacturing Co., Ltd.	57,000	2,734,629
Nabtesco Corp.	13,500	417,835
Nagoya Railroad Co., Ltd.	15,500	463,243
NEC Corp.	22,300	940,902
Nexon Co., Ltd. (b)	46,700	566,493
NGK Insulators, Ltd.	28,500	405,843
NGK Spark Plug Co., Ltd. (c)	20,000	380,847
NH Foods, Ltd.	10,400	418,117
Nidec Corp. (c)	22,900	3,076,641
Nikon Corp. (c)	33,600	419,087
Nintendo Co., Ltd.	11,200	4,147,342
Nippon Building Fund, Inc. REIT	144	1,105,899
Nippon Electric Glass Co., Ltd.	7,500	166,829
Nippon Express Co., Ltd.	8,100	412,963
Nippon Paint Holdings Co., Ltd. (c)	16,500	856,489
Nippon Prologis REIT, Inc.	204	558,912
Nippon Steel Corp. (c)	74,700	1,040,581
Nippon Telegraph & Telephone Corp.	63,800	3,043,746
Nippon Yusen KK (c)	17,500	292,274
Nissan Chemical Corp. (c)	10,900	453,347
Nissan Motor Co., Ltd. (c)	215,900	1,346,641
Nisshin Seifun Group, Inc.	22,000	406,718
Nissin Foods Holdings Co., Ltd.	6,700	483,553
Nitori Holdings Co., Ltd.	8,300	1,214,185
Nitto Denko Corp.	17,300	833,025
Nomura Holdings, Inc. (c)	303,000	1,283,772
Nomura Real Estate Holdings, Inc.	11,300	244,036
Nomura Real Estate Master Fund, Inc. REIT	407	735,104
Nomura Research Institute, Ltd.	35,700	710,532
NSK, Ltd. (c)	38,700	325,857
NTT Data Corp.	65,900	850,008
NTT DOCOMO, Inc. (c)	132,200	3,367,537
Obayashi Corp.	72,500	721,814
Obic Co., Ltd.	6,600	752,366
Odakyu Electric Railway Co., Ltd. (c)	31,800	761,493
Oji Holdings Corp.	87,000	405,718
Olympus Corp.	107,800	1,452,295

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Omron Corp. (c)	20,100	$ 1,099,153
Ono Pharmaceutical Co., Ltd.	39,100	708,015
Oracle Corp. Japan	4,000	346,796
Oriental Land Co., Ltd. (c)	20,600	3,133,602
ORIX Corp.	141,500	2,109,244
Osaka Gas Co., Ltd. (c)	41,500	793,713
Otsuka Corp.	11,300	450,118
Otsuka Holdings Co., Ltd.	36,100	1,349,470
Pan Pacific International Holdings Corp.	39,200	654,693
Panasonic Corp.	206,200	1,670,587
Park24 Co., Ltd.	10,500	243,664
PeptiDream, Inc. (b)	9,200	436,697
Persol Holdings Co., Ltd.	17,000	321,203
Pigeon Corp. (c)	12,200	502,901
Pola Orbis Holdings, Inc.	9,700	217,111
Rakuten, Inc.	89,400	880,972
Recruit Holdings Co., Ltd.	117,700	3,578,646
Renesas Electronics Corp. (b)	87,100	565,757
Resona Holdings, Inc. (c)	216,200	926,214
Ricoh Co., Ltd. (c)	69,700	627,510
Rinnai Corp.	3,900	261,985
Rohm Co., Ltd.	10,200	778,626
Ryohin Keikaku Co., Ltd.	27,000	504,150
Sankyo Co., Ltd.	3,800	130,622
Santen Pharmaceutical Co., Ltd.	37,600	653,368
SBI Holdings, Inc. (c)	27,000	577,349
Secom Co., Ltd.	19,600	1,787,803
Sega Sammy Holdings, Inc.	18,200	254,623
Seibu Holdings, Inc.	23,900	416,412
Seiko Epson Corp. (c)	29,600	416,303
Sekisui Chemical Co., Ltd.	39,000	603,720
Sekisui House, Ltd.	66,500	1,307,541
Seven & i Holdings Co., Ltd.	77,400	2,959,212
Seven Bank, Ltd. (c)	72,000	197,196
SG Holdings Co., Ltd. (c)	11,600	283,895
Sharp Corp. (c)	24,800	274,217
Shimadzu Corp.	24,100	608,326
Shimamura Co., Ltd.	2,300	182,170
Shimano, Inc.	6,800	1,024,326
Shimizu Corp. (c)	62,900	569,199
Shin-Etsu Chemical Co., Ltd.	36,000	3,850,659
Shinsei Bank, Ltd.	14,900	217,003
Shionogi & Co., Ltd.	25,000	1,387,694
Shiseido Co., Ltd.	41,000	3,273,551
Shizuoka Bank, Ltd. (c)	53,000	394,772
Showa Denko KK	15,500	405,158
SMC Corp.	6,100	2,601,989
Softbank Corp. (c)	172,900	2,342,129
SoftBank Group Corp. (c)	169,900	6,665,519
Sohgo Security Services Co., Ltd.	9,100	476,576
Security Description	Shares	Value
Sompo Holdings, Inc.	34,000	$ 1,421,032
Sony Corp.	130,800	7,681,588
Sony Financial Holdings, Inc.	18,700	405,232
Stanley Electric Co., Ltd.	16,400	433,388
Subaru Corp.	57,000	1,603,331
SUMCO Corp. (c)	23,600	316,632
Sumitomo Chemical Co., Ltd. (c)	157,300	705,903
Sumitomo Corp.	121,300	1,894,558
Sumitomo Dainippon Pharma Co., Ltd. (c)	19,600	321,906
Sumitomo Electric Industries, Ltd.	80,600	1,022,462
Sumitomo Heavy Industries, Ltd.	12,900	381,957
Sumitomo Metal Mining Co., Ltd.	25,600	792,812
Sumitomo Mitsui Financial Group, Inc. (c)	131,600	4,499,301
Sumitomo Mitsui Trust Holdings, Inc.	30,500	1,099,496
Sumitomo Realty & Development Co., Ltd.	30,700	1,168,347
Sumitomo Rubber Industries, Ltd.	21,500	255,036
Sundrug Co., Ltd.	8,300	261,115
Suntory Beverage & Food, Ltd.	14,400	615,572
Suzuken Co., Ltd.	8,500	456,165
Suzuki Motor Corp. (c)	36,400	1,544,916
Sysmex Corp.	15,400	1,030,514
T&D Holdings, Inc.	61,900	655,799
Taiheiyo Cement Corp.	12,400	331,699
Taisei Corp.	18,000	697,016
Taisho Pharmaceutical Holdings Co., Ltd. (c)	3,800	276,012
Taiyo Nippon Sanso Corp.	15,200	307,024
Takeda Pharmaceutical Co., Ltd.	147,238	5,027,141
TDK Corp. (c)	13,500	1,207,911
Teijin, Ltd. (c)	18,900	363,048
Terumo Corp.	64,200	2,067,231
THK Co., Ltd.	13,900	364,365
Tobu Railway Co., Ltd.	19,900	644,460
Toho Co., Ltd.	12,900	565,177
Toho Gas Co., Ltd.	8,500	324,821
Tohoku Electric Power Co., Inc.	45,200	440,812
Tokio Marine Holdings, Inc. (c)	64,200	3,432,910
Tokyo Century Corp. (c)	3,700	171,006
Tokyo Electric Power Co. Holdings, Inc. (b)	163,600	800,781
Tokyo Electron, Ltd.	15,600	2,968,439
Tokyo Gas Co., Ltd. (c)	41,300	1,041,146
Tokyu Corp.	51,000	957,002

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Tokyu Fudosan Holdings Corp. (c)	67,200	$ 428,414
Toppan Printing Co., Ltd. (c)	27,000	477,668
Toray Industries, Inc.	142,600	1,058,334
Toshiba Corp.	52,000	1,587,786
Tosoh Corp.	27,200	359,395
TOTO, Ltd. (c)	15,300	572,644
Toyo Seikan Group Holdings, Ltd.	16,600	257,429
Toyo Suisan Kaisha, Ltd.	10,500	420,680
Toyoda Gosei Co., Ltd.	5,300	106,074
Toyota Industries Corp. (c)	15,300	877,724
Toyota Motor Corp.	230,200	15,370,097
Toyota Tsusho Corp.	22,200	715,864
Trend Micro, Inc.	12,500	594,495
Tsuruha Holdings, Inc.	3,600	392,061
Unicharm Corp.	37,100	1,174,018
United Urban Investment Corp. REIT	312	597,585
USS Co., Ltd.	25,500	494,781
Welcia Holdings Co., Ltd.	4,500	226,509
West Japan Railway Co. (c)	15,100	1,275,763
Yahoo! Japan Corp.	308,000	866,361
Yakult Honsha Co., Ltd. (c)	12,200	681,823
Yamada Denki Co., Ltd.	59,400	287,450
Yamaha Corp.	13,700	614,804
Yamaha Motor Co., Ltd.	29,200	529,018
Yamato Holdings Co., Ltd.	34,300	516,047
Yamazaki Baking Co., Ltd.	16,800	299,703
Yaskawa Electric Corp.	26,400	968,550
Yokogawa Electric Corp. (c)	24,800	453,663
Yokohama Rubber Co., Ltd.	10,800	215,950
ZOZO, Inc. (c)	24,900	574,146
		343,835,514
LUXEMBOURG — 0.2%
ArcelorMittal	70,741	995,334
Eurofins Scientific SE	1,283	596,417
Millicom International Cellular SA SDR	7,354	357,223
Reinet Investments SCA	15,345	277,804
RTL Group SA	4,051	194,852
SES SA	39,229	715,286
Tenaris SA	51,067	541,923
		3,678,839
MACAU — 0.0% (a)
MGM China Holdings, Ltd.	85,200	132,809
Wynn Macau, Ltd.	172,000	335,689
		468,498
MALAYSIA — 0.5%
AirAsia Group Bhd	140,400	59,017
Alliance Bank Malaysia Bhd	140,600	95,703
AMMB Holdings Bhd	132,400	130,914
Axiata Group Bhd	284,572	292,252
Security Description	Shares	Value
British American Tobacco Malaysia Bhd	23,500	$ 106,303
CIMB Group Holdings Bhd	514,589	618,195
Dialog Group Bhd	417,600	339,107
DiGi.Com Bhd	316,000	358,491
Fraser & Neave Holdings Bhd	17,600	146,702
Gamuda Bhd	128,616	113,656
Genting Bhd	190,200	260,747
Genting Malaysia Bhd	259,500	187,792
Genting Plantations Bhd	900	2,130
HAP Seng Consolidated Bhd	66,200	155,895
Hartalega Holdings Bhd	138,200	173,286
Hong Leong Bank Bhd	61,432	240,035
Hong Leong Financial Group Bhd	20,700	80,387
IHH Healthcare Bhd	233,600	316,897
IJM Corp. Bhd	331,300	173,286
IOI Corp. Bhd	149,800	158,494
Kuala Lumpur Kepong Bhd	43,300	238,683
Malayan Banking Bhd	404,464	822,066
Malaysia Airports Holdings Bhd	66,124	136,607
Maxis Bhd	221,600	296,384
MISC Bhd	86,500	161,142
Nestle Malaysia Bhd	6,300	219,228
Petronas Chemicals Group Bhd	247,800	446,241
Petronas Dagangan Bhd	22,600	127,385
Petronas Gas Bhd	77,000	301,232
PPB Group Bhd	44,280	191,841
Press Metal Aluminium Holdings Bhd	136,100	154,726
Public Bank Bhd	303,500	1,455,524
QL Resources Bhd	61,700	106,247
RHB Capital Bhd	128,959	173,711
Sime Darby Bhd	142,535	76,595
Sime Darby Plantation Bhd	208,035	235,014
Sime Darby Property Bhd	142,535	28,595
SP Setia Bhd Group	134,214	43,595
Telekom Malaysia Bhd	91,003	78,245
Tenaga Nasional Bhd	313,600	1,021,615
Top Glove Corp. Bhd	123,600	131,364
Westports Holdings Bhd	92,500	91,241
YTL Corp. Bhd	529,608	116,370
		10,662,940
MEXICO — 0.6%
Alfa SAB de CV Class A	337,100	297,080
Alsea SAB de CV (b)	82,300	191,744
America Movil SAB de CV Series L	3,172,700	2,355,743
Arca Continental SAB de CV	54,500	295,328
Cemex SAB de CV Series CPO	1,325,364	515,539

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Coca-Cola Femsa SAB de CV	62,500	$ 379,989
El Puerto de Liverpool SAB de CV Series C1	24,300	133,044
Fibra Uno Administracion SA de CV REIT	384,300	562,708
Fomento Economico Mexicano SAB de CV	182,100	1,667,897
Fresnillo PLC	22,113	186,280
Gruma SAB de CV Class B	24,445	250,108
Grupo Aeroportuario del Pacifico SAB de CV Class B	45,200	436,021
Grupo Aeroportuario del Sureste SAB de CV Class B	22,990	350,346
Grupo Bimbo SAB de CV Class A (c)	192,600	351,175
Grupo Carso SAB de CV Series A1	60,000	175,952
Grupo Financiero Banorte SAB de CV Series O	240,600	1,296,101
Grupo Financiero Inbursa SAB de CV Series O	269,400	343,163
Grupo Mexico SAB de CV Class B	315,300	738,905
Grupo Televisa SAB Series CPO	266,300	521,567
Industrias Penoles SAB de CV	19,770	263,346
Infraestructura Energetica Nova SAB de CV	67,400	268,078
Kimberly-Clark de Mexico SAB de CV Class A	173,700	348,913
Megacable Holdings SAB de CV	45,900	184,795
Orbia Advance Corp. SAB de CV	127,557	249,894
Promotora y Operadora de Infraestructura SAB de CV	26,395	235,916
Wal-Mart de Mexico SAB de CV	486,300	1,440,624
		14,040,256
NETHERLANDS — 3.0%
ABN AMRO Bank NV (f)	45,202	797,091
Adyen NV (b) (f)	1,092	719,537
Aegon NV	210,348	875,320
Akzo Nobel NV	22,942	2,045,680
ASML Holding NV	43,003	10,653,904
EXOR NV	11,716	785,271
Heineken Holding NV	11,606	1,155,839
Heineken NV	26,110	2,822,601
ING Groep NV	392,499	4,109,574
Koninklijke Ahold Delhaize NV	119,242	2,984,095
Koninklijke DSM NV	18,276	2,199,664
Security Description	Shares	Value
Koninklijke KPN NV	367,584	$ 1,146,517
Koninklijke Philips NV	93,300	4,322,915
Koninklijke Vopak NV	8,161	419,588
NN Group NV	31,126	1,104,198
NXP Semiconductors NV	29,354	3,203,109
Randstad NV	13,067	642,336
Royal Dutch Shell PLC Class A	453,068	13,310,241
Royal Dutch Shell PLC Class B	375,260	11,079,888
Wolters Kluwer NV	28,177	2,057,529
		66,434,897
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	71,421	593,843
Auckland International Airport, Ltd.	95,081	545,528
Fisher & Paykel Healthcare Corp., Ltd.	57,800	627,012
Fletcher Building, Ltd.	93,438	301,740
Meridian Energy, Ltd.	118,222	385,482
Ryman Healthcare, Ltd.	36,039	300,331
Spark New Zealand, Ltd.	195,380	540,283
		3,294,219
NORWAY — 0.4%
Aker BP ASA	13,254	355,056
DNB ASA	95,925	1,691,841
Equinor ASA	99,809	1,900,951
Gjensidige Forsikring ASA	24,595	488,194
Mowi ASA	43,906	1,014,299
Norsk Hydro ASA	151,972	535,234
Orkla ASA	76,494	696,751
Schibsted ASA Class B	11,462	321,685
Telenor ASA	73,315	1,473,005
Yara International ASA	17,776	766,528
		9,243,544
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	53,000	40,064
MCB Bank, Ltd.	39,200	42,521
Oil & Gas Development Co., Ltd.	90,100	70,910
		153,495
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	22,600	343,068
Credicorp, Ltd.	7,500	1,563,300
Southern Copper Corp.	10,700	365,191
		2,271,559
PHILIPPINES — 0.3%
Aboitiz Equity Ventures, Inc.	180,220	184,462
Aboitiz Power Corp.	208,000	153,903
Alliance Global Group, Inc.	450,900	94,826
Altus San Nicolas Corp. (b) (e)	3,779	378

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ayala Corp.	25,640	$ 437,557
Ayala Land, Inc.	766,400	731,207
Bank of the Philippine Islands	68,567	123,032
BDO Unibank, Inc.	185,783	512,579
DMCI Holdings, Inc.	360,130	57,740
Globe Telecom, Inc.	2,995	105,747
GT Capital Holdings, Inc.	12,607	204,806
International Container Terminal Services, Inc.	76,460	177,615
JG Summit Holdings, Inc.	250,410	350,275
Jollibee Foods Corp.	33,510	143,531
Manila Electric Co.	24,040	171,615
Megaworld Corp.	1,020,000	86,000
Metro Pacific Investments Corp.	974,000	93,585
Metropolitan Bank & Trust Co.	187,829	247,878
PLDT, Inc.	6,380	139,343
Robinsons Land Corp.	196,244	92,764
Security Bank Corp.	5,920	22,501
SM Investments Corp.	25,175	471,637
SM Prime Holdings, Inc.	1,055,600	757,637
Universal Robina Corp.	80,890	243,466
		5,604,084
POLAND — 0.3%
Alior Bank SA (b)	13,668	132,345
Bank Millennium SA (b)	64,815	92,393
Bank Polska Kasa Opieki SA	20,293	518,315
CCC SA	4,227	145,815
CD Projekt SA	6,706	407,129
Cyfrowy Polsat SA	36,562	240,941
Dino Polska SA (b) (f)	7,708	301,849
Grupa Lotos SA	12,650	279,432
Jastrzebska Spolka Weglowa SA	9,529	51,767
KGHM Polska Miedz SA (b)	14,475	288,839
LPP SA	144	308,893
mBank SA (b)	2,124	184,154
Orange Polska SA (b)	106,622	146,936
PGE Polska Grupa Energetyczna SA (b)	113,583	226,421
Polski Koncern Naftowy ORLEN SA	30,746	756,926
Polskie Gornictwo Naftowe i Gazownictwo SA	222,495	261,057
Powszechna Kasa Oszczednosci Bank Polski SA	91,922	901,531
Powszechny Zaklad Ubezpieczen SA	52,889	493,120
Santander Bank Polska SA	3,603	281,830
		6,019,693
Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	267,277	$ 1,037,915
Galp Energia SGPS SA	52,343	788,914
Jeronimo Martins SGPS SA	26,225	442,581
		2,269,410
QATAR — 0.2%
Barwa Real Estate Co.	230,600	212,170
Commercial Bank PQSC	165,450	195,850
Industries Qatar QSC	185,130	554,729
Masraf Al Rayan QSC	321,190	312,280
Mesaieed Petrochemical Holding Co.	175,000	143,230
Ooredoo QSC	58,320	115,807
Qatar Electricity & Water Co. QSC	43,520	184,670
Qatar Fuel QSC	14,890	96,227
Qatar Insurance Co. SAQ	97,370	89,588
Qatar Islamic Bank SAQ	104,670	448,462
Qatar National Bank QPSC	471,730	2,499,223
		4,852,236
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	42,448	371,611
RUSSIA — 1.0%
Alrosa PJSC	223,022	255,874
Evraz PLC	57,109	329,075
Gazprom PJSC ADR	28,845	199,146
Gazprom PJSC	1,052,680	3,666,067
Inter RAO UES PJSC	2,290,000	157,520
LUKOIL PJSC ADR	5,171	427,849
LUKOIL PJSC	32,561	2,700,431
Magnit PJSC GDR	34,998	457,249
Magnitogorsk Iron & Steel Works PJSC	226,900	136,491
MMC Norilsk Nickel PJSC	6,245	1,604,695
Mobile TeleSystems PJSC ADR	26,400	213,840
Mobile TeleSystems PJSC	31,200	127,551
Moscow Exchange MICEX-RTS PJSC (b)	132,585	193,209
Novatek PJSC GDR	9,494	1,925,383
Novolipetsk Steel PJSC	113,250	247,332
PhosAgro PJSC GDR	11,644	148,694
Polymetal International PLC	17,213	241,812
Polyus PJSC (b)	2,617	302,347
Rosneft Oil Co. PJSC	120,780	782,955
Sberbank of Russia PJSC	1,125,000	3,948,272
Severstal PJSC	18,520	266,943
Surgutneftegas PJSC Preference Shares	802,100	462,599
Surgutneftegas PJSC	888,900	487,451
Tatneft PJSC ADR (c)	2,143	136,831
Tatneft PJSC	129,220	1,376,395

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Transneft PJSC Preference Shares	30	$ 69,587
VTB Bank PJSC	437,390,000	285,616
X5 Retail Group NV GDR	11,583	405,173
		21,556,387
SAUDI ARABIA — 0.4%
Al Rajhi Bank	111,306	1,878,244
Alinma Bank	42,891	257,035
Almarai Co. JSC	10,681	141,656
Bank AlBilad	11,352	80,195
Banque Saudi Fransi	31,000	266,515
Etihad Etisalat Co. (b)	7,927	51,012
Jarir Marketing Co.	1,459	61,453
National Commercial Bank	105,446	1,294,463
Riyad Bank	92,279	600,237
Samba Financial Group	73,401	559,626
Saudi Arabian Fertilizer Co.	7,818	167,356
Saudi Arabian Mining Co. (b)	25,233	305,390
Saudi Basic Industries Corp.	67,772	1,662,141
Saudi British Bank	17,425	141,446
Saudi Electricity Co.	39,000	221,449
Saudi Telecom Co.	33,207	963,137
Yanbu National Petrochemical Co.	9,301	132,652
		8,784,007
SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust	275,475	621,507
BOC Aviation, Ltd. (f)	24,300	224,265
CapitaLand Commercial Trust REIT	290,090	434,222
CapitaLand Mall Trust REIT	254,800	484,579
CapitaLand, Ltd.	286,300	730,811
City Developments, Ltd.	39,900	283,331
ComfortDelGro Corp., Ltd.	237,700	412,524
DBS Group Holdings, Ltd.	187,948	3,397,715
Genting Singapore, Ltd.	660,400	420,242
Golden Agri-Resources, Ltd.	606,500	98,678
Jardine Cycle & Carriage, Ltd.	11,711	254,053
Keppel Corp., Ltd.	162,300	695,957
Oversea-Chinese Banking Corp., Ltd.	308,669	2,423,997
SATS, Ltd.	81,900	286,641
Sembcorp Industries, Ltd.	92,900	139,730
Singapore Airlines, Ltd.	58,600	387,305
Singapore Exchange, Ltd.	85,100	521,221
Singapore Press Holdings, Ltd. (c)	178,700	268,780
Singapore Technologies Engineering, Ltd.	168,400	467,609
Security Description	Shares	Value
Singapore Telecommunications, Ltd.	872,700	$ 1,956,302
Suntec Real Estate Investment Trust	238,200	327,269
United Overseas Bank, Ltd.	133,593	2,478,846
UOL Group, Ltd.	49,233	267,010
Venture Corp., Ltd.	30,500	337,664
Wilmar International, Ltd.	212,700	573,701
		18,493,959
SOUTH AFRICA — 1.3%
Absa Group, Ltd.	75,245	758,628
Anglo American Platinum, Ltd.	5,854	352,506
Anglo American PLC	104,452	2,408,537
AngloGold Ashanti, Ltd.	43,902	822,563
Aspen Pharmacare Holdings, Ltd.	37,164	210,667
Bid Corp., Ltd. (c)	35,180	747,220
Bidvest Group, Ltd. (c)	33,867	426,194
Capitec Bank Holdings, Ltd.	4,994	424,038
Clicks Group, Ltd.	26,518	376,000
Discovery, Ltd.	38,380	288,688
Exxaro Resources, Ltd.	32,236	277,660
FirstRand, Ltd. (c)	312,367	1,281,194
Fortress REIT, Ltd. Class A, (c)	115,468	156,877
Foschini Group, Ltd.	28,884	311,385
Gold Fields, Ltd.	103,188	518,033
Growthpoint Properties, Ltd. REIT (c)	349,142	531,916
Investec PLC	69,626	359,245
Investec, Ltd.	34,578	182,097
Kumba Iron Ore, Ltd. (c)	6,528	161,223
Liberty Holdings, Ltd.	15,761	116,837
Life Healthcare Group Holdings, Ltd.	124,734	186,577
Momentum Metropolitan Holdings	83,371	102,547
Mr. Price Group, Ltd.	31,354	327,240
MTN Group, Ltd. (c)	155,610	988,309
MultiChoice Group, Ltd. (b)	43,950	341,948
Naspers, Ltd. Class N	44,102	6,675,436
Nedbank Group, Ltd.	41,208	616,442
Netcare, Ltd.	112,609	130,341
Old Mutual, Ltd. (d)	49,270	62,812
Old Mutual, Ltd. (c) (d)	450,111	576,581
Pick n Pay Stores, Ltd.	52,090	204,547
PSG Group, Ltd.	17,508	243,825
Rand Merchant Investment Holdings, Ltd.	71,980	142,132
Redefine Properties, Ltd. REIT	565,715	292,138
Remgro, Ltd.	55,262	594,770

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
RMB Holdings, Ltd. (c)	75,393	$ 373,422
Sanlam, Ltd.	186,456	917,124
Sappi, Ltd.	63,744	157,862
Sasol, Ltd.	58,695	979,611
Shoprite Holdings, Ltd.	46,048	372,454
SPAR Group, Ltd.	24,778	312,142
Standard Bank Group, Ltd.	120,865	1,392,508
Telkom SA SOC, Ltd.	39,144	182,237
Tiger Brands, Ltd.	17,906	248,659
Truworths International, Ltd.	58,695	205,166
Vodacom Group, Ltd.	54,964	433,695
Woolworths Holdings, Ltd.	96,815	351,695
		28,123,728
SOUTH KOREA — 2.9%
Amorepacific Corp.	3,491	410,053
Amorepacific Corp. Preference Shares	740	45,347
AMOREPACIFIC Group	2,522	137,891
BGF retail Co., Ltd.	795	130,933
BNK Financial Group, Inc.	27,622	166,035
Celltrion Healthcare Co., Ltd. (b)	5,436	229,047
Celltrion Pharm, Inc. (b)	1,347	39,470
Celltrion, Inc. (b) (c)	8,829	1,210,514
Cheil Worldwide, Inc.	7,506	155,623
CJ CheilJedang Corp.	942	184,675
CJ Corp.	1,354	92,821
CJ Corp. Preference Shares (b)	203	10,183
CJ ENM Co., Ltd.	1,018	144,170
CJ Logistics Corp. (b)	1,096	132,401
Daelim Industrial Co., Ltd.	2,706	235,275
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	98,235
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	91,277
DB Insurance Co., Ltd.	5,525	238,340
Doosan Bobcat, Inc.	4,079	120,718
E-MART, Inc.	2,133	201,504
Fila Korea, Ltd.	5,207	252,046
GS Engineering & Construction Corp.	5,552	153,171
GS Holdings Corp.	5,913	248,651
GS Retail Co., Ltd.	3,570	123,114
Hana Financial Group, Inc.	32,079	945,354
Hankook Tire & Technology Co., Ltd.	8,351	225,155
Hanmi Pharm Co., Ltd.	604	139,367
Hanmi Science Co., Ltd.	1,171	38,767
Hanon Systems	16,734	167,879
Hanwha Chemical Corp.	13,246	198,776
Hanwha Corp.	3,640	76,838
Security Description	Shares	Value
Hanwha Life Insurance Co., Ltd.	31,079	$ 61,838
HDC Hyundai Development Co-Engineering & Construction	2,174	59,705
Helixmith Co., Ltd. (b) (c)	2,003	111,022
HLB, Inc. (b) (c)	3,398	171,583
Hotel Shilla Co., Ltd.	3,574	257,559
Hyundai Department Store Co., Ltd.	1,309	85,468
Hyundai Engineering & Construction Co., Ltd.	7,969	308,460
Hyundai Glovis Co., Ltd.	1,744	227,450
Hyundai Heavy Industries Holdings Co., Ltd.	1,006	293,941
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	126,422
Hyundai Mobis Co., Ltd.	6,266	1,320,095
Hyundai Motor Co.	14,925	1,671,989
Hyundai Motor Co. Preference Shares (d)	3,845	272,909
Hyundai Motor Co. Preference Shares (d)	2,761	176,349
Hyundai Steel Co.	8,186	266,217
Industrial Bank of Korea	28,125	310,371
Kakao Corp.	5,462	618,736
Kangwon Land, Inc.	13,112	323,922
KB Financial Group, Inc.	36,911	1,317,644
KCC Corp.	684	124,660
Kia Motors Corp.	28,277	1,077,985
Korea Aerospace Industries, Ltd.	7,786	254,510
Korea Electric Power Corp. (b)	26,253	568,451
Korea Gas Corp.	2,420	80,117
Korea Investment Holdings Co., Ltd.	3,949	248,597
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	3,817	395,693
Korea Zinc Co., Ltd.	874	327,344
Korean Air Lines Co., Ltd.	4,004	76,656
KT&G Corp.	12,450	1,098,086
Kumho Petrochemical Co., Ltd.	1,926	115,288
LG Chem, Ltd.	4,224	1,057,633
LG Chem, Ltd. Preference Shares	786	110,066
LG Corp.	10,198	596,798
LG Display Co., Ltd. (b)	25,728	304,352
LG Electronics, Inc.	10,875	612,778
LG Household & Health Care, Ltd.	998	1,090,487
LG Household & Health Care, Ltd. Preference Shares	184	118,601
LG Innotek Co., Ltd.	1,707	162,687
LG Uplus Corp.	19,162	218,669

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Lotte Chemical Corp.	1,752	$ 345,669
Lotte Corp.	2,576	78,067
Lotte Shopping Co., Ltd.	983	106,013
Medy-Tox, Inc. (b)	501	150,826
Mirae Asset Daewoo Co., Ltd.	47,797	299,693
NAVER Corp.	12,937	1,698,039
NCSoft Corp.	1,446	629,826
Netmarble Corp. (b) (c) (f)	2,574	203,355
NH Investment & Securities Co., Ltd.	14,985	159,102
OCI Co., Ltd.	1,629	94,650
Orange Life Insurance, Ltd. (f)	3,399	76,866
Orion Corp/Republic of Korea	2,349	193,238
Ottogi Corp.	114	55,563
Pan Ocean Co., Ltd. (b)	24,680	94,292
Pearl Abyss Corp. (b)	964	159,572
POSCO	7,285	1,382,515
POSCO Chemtech Co., Ltd.	2,247	82,937
Posco International Corp.	6,646	106,123
S-1 Corp.	1,546	126,792
Samsung Biologics Co., Ltd. (b) (f)	1,762	452,966
Samsung C&T Corp.	8,160	611,923
Samsung Card Co., Ltd.	3,804	111,784
Samsung Electro-Mechanics Co., Ltd.	5,729	493,322
Samsung Electronics Co., Ltd. Preference Shares	77,547	2,560,805
Samsung Electronics Co., Ltd.	480,159	19,689,670
Samsung Engineering Co., Ltd. (b)	16,699	234,538
Samsung Fire & Marine Insurance Co., Ltd.	3,306	616,342
Samsung Heavy Industries Co., Ltd. (b)	48,810	321,551
Samsung Life Insurance Co., Ltd.	7,604	451,987
Samsung SDI Co., Ltd.	5,859	1,092,302
Samsung SDS Co., Ltd.	3,753	597,706
Samsung Securities Co., Ltd.	7,238	213,906
Shinhan Financial Group Co., Ltd.	45,267	1,581,876
Shinsegae, Inc.	786	172,491
SillaJen, Inc. (b) (c)	6,523	44,390
SK Holdings Co., Ltd.	3,256	555,302
SK Hynix, Inc.	51,770	3,557,659
SK Innovation Co., Ltd.	4,946	686,399
SK Telecom Co., Ltd.	2,206	445,386
S-Oil Corp.	4,401	365,723
Woongjin Coway Co., Ltd.	5,471	386,947
Woori Financial Group, Inc.	47,991	499,509
Security Description	Shares	Value
Yuhan Corp.	1,030	$ 196,760
		65,249,150
SPAIN — 1.8%
ACS Actividades de Construccion y Servicios SA	27,202	1,087,175
Aena SME SA (f)	7,067	1,294,346
Amadeus IT Group SA	43,451	3,113,174
Banco Bilbao Vizcaya Argentaria SA	660,230	3,440,921
Banco de Sabadell SA	599,029	581,355
Banco Santander SA	1,674,085	6,819,439
Banco Santander SA (b)	75,623	307,563
Bankia SA	139,746	263,948
Bankinter SA	68,461	432,442
CaixaBank SA	328,235	862,399
Cellnex Telecom SA (f)	19,228	794,474
Enagas SA	24,615	570,518
Endesa SA	33,501	881,660
Ferrovial SA	44,915	1,298,097
Grifols SA	31,760	936,253
Iberdrola SA	622,829	6,475,021
Industria de Diseno Textil SA	108,010	3,344,171
Mapfre SA	127,893	344,529
Naturgy Energy Group SA	27,085	718,713
Red Electrica Corp. SA	44,418	902,391
Repsol SA	149,734	2,340,861
Siemens Gamesa Renewable Energy SA (c)	23,620	320,594
Telefonica SA	462,695	3,531,515
		40,661,559
SWEDEN — 1.5%
Alfa Laval AB	31,357	619,668
Assa Abloy AB Class B	100,966	2,249,930
Atlas Copco AB Class A	67,645	2,086,010
Atlas Copco AB Class B	38,700	1,050,143
Boliden AB	31,323	720,781
Electrolux AB Class B	22,577	535,943
Epiroc AB Class A	70,234	762,190
Epiroc AB Class B	42,866	443,390
Essity AB Class B	61,094	1,785,195
Hennes & Mauritz AB Class B (c)	80,927	1,570,776
Hexagon AB Class B	25,823	1,246,482
Husqvarna AB Class B	45,065	343,207
ICA Gruppen AB	9,191	425,143
Industrivarden AB Class C	19,084	418,281
Investor AB Class B	45,883	2,245,115
Kinnevik AB Class B	24,215	637,629
L E Lundbergforetagen AB Class B	9,305	350,541
Lundin Petroleum AB	20,477	615,009
Sandvik AB	113,724	1,773,730
Securitas AB Class B	31,343	480,721

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A	163,946	$ 1,508,707
Skanska AB Class B	36,819	746,704
SKF AB Class B	42,297	699,920
Svenska Handelsbanken AB Class A	153,320	1,437,431
Swedbank AB Class A	90,649	1,306,425
Swedish Match AB	18,877	781,602
Tele2 AB Class B (c)	49,986	744,796
Telefonaktiebolaget LM Ericsson Class B	309,495	2,476,048
Telia Co. AB	275,629	1,235,434
Volvo AB Class B	149,619	2,103,795
		33,400,746
SWITZERLAND — 6.0%
ABB, Ltd.	182,480	3,588,660
Adecco Group AG	16,885	935,055
Baloise Holding AG	5,097	913,948
Barry Callebaut AG	250	515,970
Chocoladefabriken Lindt & Spruengli AG (d)	114	842,581
Chocoladefabriken Lindt & Spruengli AG (d)	11	911,197
Cie Financiere Richemont SA	52,005	3,818,689
Clariant AG	23,031	448,771
Coca-Cola HBC AG	22,046	721,834
Credit Suisse Group AG (b)	253,087	3,105,370
Dufry AG	4,784	400,510
EMS-Chemie Holding AG	877	546,613
Geberit AG	3,691	1,764,158
Givaudan SA	914	2,551,849
Glencore PLC	1,101,674	3,322,707
Julius Baer Group, Ltd.	23,711	1,051,497
Kuehne + Nagel International AG	5,721	843,391
LafargeHolcim, Ltd. (d)	44,809	2,207,309
LafargeHolcim, Ltd. (d)	3,311	162,940
Lonza Group AG	7,374	2,495,099
Nestle SA	311,877	33,866,561
Novartis AG	221,241	19,200,919
Pargesa Holding SA	4,579	352,443
Partners Group Holding AG	1,839	1,412,331
Roche Holding AG	71,689	20,881,583
Schindler Holding AG (d)	4,256	952,654
Schindler Holding AG (d)	2,252	502,728
SGS SA	532	1,319,930
Sika AG	12,635	1,849,982
Sonova Holding AG	5,534	1,287,557
STMicroelectronics NV	70,851	1,369,496
Straumann Holding AG	1,098	898,309
Swatch Group AG (d)	3,060	812,911
Swatch Group AG (d)	6,411	322,431
Swiss Life Holding AG	3,410	1,631,561
Swiss Prime Site AG	8,083	791,561
Swiss Re AG	30,176	3,150,300
Security Description	Shares	Value
Swisscom AG (c)	2,671	$ 1,318,692
Temenos AG	6,398	1,071,520
UBS Group AG (b)	383,793	4,360,803
Vifor Pharma AG	4,829	772,185
Zurich Insurance Group AG	15,037	5,760,552
		135,035,157
TAIWAN — 2.8%
Acer, Inc.	311,000	178,433
Advantech Co., Ltd.	33,199	292,134
Airtac International Group	12,000	142,919
ASE Technology Holding Co., Ltd.	372,325	849,671
Asia Cement Corp.	233,000	325,191
Asustek Computer, Inc.	72,000	479,234
AU Optronics Corp.	922,000	233,587
Catcher Technology Co., Ltd.	70,000	530,226
Cathay Financial Holding Co., Ltd.	684,000	901,726
Chailease Holding Co., Ltd.	123,423	497,280
Chang Hwa Commercial Bank, Ltd.	611,817	426,948
Cheng Shin Rubber Industry Co., Ltd.	207,000	305,584
Chicony Electronics Co., Ltd.	62,491	184,102
China Airlines, Ltd.	434,000	127,020
China Development Financial Holding Corp.	1,476,000	439,596
China Life Insurance Co., Ltd. (b)	268,557	212,945
China Steel Corp.	1,066,000	790,279
Chunghwa Telecom Co., Ltd.	351,000	1,255,814
Compal Electronics, Inc.	446,000	257,326
CTBC Financial Holding Co., Ltd.	1,870,009	1,241,670
Delta Electronics, Inc.	175,630	750,084
E.Sun Financial Holding Co., Ltd.	1,095,555	926,955
Eclat Textile Co., Ltd.	19,182	257,207
Eva Airways Corp.	323,121	142,165
Evergreen Marine Corp. Taiwan, Ltd.	351,016	147,084
Far Eastern New Century Corp.	341,620	315,474
Far EasTone Telecommunications Co., Ltd.	176,000	411,288
Feng TAY Enterprise Co., Ltd.	38,800	278,264
First Financial Holding Co., Ltd.	1,036,518	728,331
Formosa Chemicals & Fibre Corp.	323,000	902,645
Formosa Petrochemical Corp.	135,000	427,307

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Formosa Plastics Corp.	414,000	$ 1,261,036
Formosa Taffeta Co., Ltd.	76,000	82,799
Foxconn Technology Co., Ltd.	84,180	175,553
Fubon Financial Holding Co., Ltd.	708,000	1,016,661
Giant Manufacturing Co., Ltd.	37,000	251,640
Globalwafers Co., Ltd.	23,000	232,784
Highwealth Construction Corp.	72,900	117,253
Hiwin Technologies Corp.	24,322	212,061
Hon Hai Precision Industry Co., Ltd.	1,180,320	2,784,877
Hotai Motor Co., Ltd.	33,000	501,523
Hua Nan Financial Holdings Co., Ltd.	800,618	540,636
Innolux Corp.	942,000	200,396
Inventec Corp.	291,000	200,725
Largan Precision Co., Ltd.	9,000	1,290,915
Lite-On Technology Corp.	225,419	358,206
MediaTek, Inc.	140,000	1,665,136
Mega Financial Holding Co., Ltd.	1,163,601	1,078,294
Micro-Star International Co., Ltd.	72,000	209,563
Nan Ya Plastics Corp.	543,000	1,219,910
Nanya Technology Corp.	131,000	339,909
Nien Made Enterprise Co., Ltd.	17,000	149,043
Novatek Microelectronics Corp.	61,000	349,981
Pegatron Corp.	218,000	379,442
Phison Electronics Corp.	13,000	115,860
Pou Chen Corp.	235,000	301,093
Powertech Technology, Inc.	87,000	244,529
President Chain Store Corp.	58,000	542,152
Quanta Computer, Inc.	295,000	538,188
Realtek Semiconductor Corp.	52,000	385,502
Ruentex Development Co., Ltd.	77,361	103,482
Ruentex Industries, Ltd.	47,400	102,211
Shanghai Commercial & Savings Bank, Ltd.	328,000	550,816
Shin Kong Financial Holding Co., Ltd.	1,164,959	352,591
SinoPac Financial Holdings Co., Ltd.	1,182,281	461,107
Standard Foods Corp.	51,417	102,918
Synnex Technology International Corp.	128,550	150,409
TaiMed Biologics, Inc. (b)	15,000	72,040
Taishin Financial Holding Co., Ltd.	1,077,405	480,977
Taiwan Business Bank	679,269	279,156
Taiwan Cement Corp.	533,235	681,486
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	963,731	$ 636,803
Taiwan High Speed Rail Corp.	226,000	257,145
Taiwan Mobile Co., Ltd.	166,000	599,268
Taiwan Semiconductor Manufacturing Co., Ltd.	2,477,000	21,716,514
Tatung Co., Ltd. (b)	177,000	96,988
Uni-President Enterprises Corp.	443,880	1,070,194
United Microelectronics Corp.	1,225,000	529,098
Vanguard International Semiconductor Corp.	105,000	212,203
Walsin Technology Corp.	28,000	157,488
Win Semiconductors Corp.	36,000	323,164
Winbond Electronics Corp.	274,000	157,646
Wistron Corp.	302,842	244,523
WPG Holdings, Ltd.	160,480	197,597
Yageo Corp.	23,962	190,386
Yuanta Financial Holding Co., Ltd.	1,068,022	636,865
Zhen Ding Technology Holding, Ltd.	40,000	143,113
		62,210,344
THAILAND — 0.6%
Advanced Info Service PCL	106,700	767,500
Airports of Thailand PCL	432,600	1,057,278
Bangkok Bank PCL NVDR	30,800	174,720
Bangkok Dusit Medical Services PCL Class F	729,500	577,208
Bangkok Expressway & Metro PCL	782,100	276,171
Banpu PCL	243,400	93,906
Berli Jucker PCL	104,700	180,576
BTS Group Holdings PCL	619,900	271,593
Bumrungrad Hospital PCL	31,200	130,574
Central Pattana PCL	150,100	333,719
Charoen Pokphand Foods PCL	359,700	308,717
CP ALL PCL	524,300	1,392,819
Electricity Generating PCL	11,900	139,680
Energy Absolute PCL	112,813	177,048
Gulf Energy Development PCL	40,600	212,392
Home Product Center PCL	417,200	233,255
Indorama Ventures PCL	175,900	186,913
Intouch Holdings PCL Class F	115,700	247,780
IRPC PCL	971,500	116,891
Kasikornbank PCL	171,100	878,296
Kasikornbank PCL NVDR	52,500	268,637
Krung Thai Bank PCL	364,900	205,208
Land & Houses PCL	567,800	178,221
Minor International PCL	236,350	289,787
Muangthai Capital PCL	60,500	112,751

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PTT Exploration & Production PCL	145,100	$ 574,043
PTT Global Chemical PCL	213,000	374,326
PTT PCL	1,103,600	1,668,841
Robinson PCL	63,300	131,940
Siam Cement PCL	67,165	895,972
Siam Commercial Bank PCL	191,100	737,283
Thai Oil PCL	117,200	267,278
Thai Union Group PCL Class F	244,000	133,229
TMB Bank PCL	1,483,700	76,162
True Corp. PCL	1,001,312	171,878
		13,842,592
TURKEY — 0.2%
Akbank T.A.S. (b)	360,549	518,491
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	89,202
Arcelik A/S (b)	21,397	72,151
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	157,439
BIM Birlesik Magazalar A/S	54,132	470,905
Eregli Demir ve Celik Fabrikalari TAS	190,021	230,522
Ford Otomotiv Sanayi A/S	14,868	156,408
Haci Omer Sabanci Holding A/S	140,790	238,619
KOC Holding A/S	101,157	338,772
TAV Havalimanlari Holding A/S	32,543	136,016
Tupras Turkiye Petrol Rafinerileri A/S	15,735	399,889
Turk Hava Yollari AO (b)	85,741	187,988
Turkcell Iletisim Hizmetleri A/S	144,396	332,700
Turkiye Garanti Bankasi A/S (b)	284,548	514,520
Turkiye Is Bankasi A/S Class C (b)	228,823	254,090
Turkiye Sise ve Cam Fabrikalari A/S	118,964	98,390
		4,196,102
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	485,674
Aldar Properties PJSC	481,035	273,706
DP World PLC	14,508	202,967
Dubai Islamic Bank PJSC	195,014	278,732
Emaar Development PJSC	109,796	123,153
Emaar Malls PJSC	267,179	136,748
Emaar Properties PJSC	347,458	436,078
Emirates Telecommunications Group Co. PJSC	181,292	814,374
Security Description	Shares	Value
First Abu Dhabi Bank PJSC	275,018	$ 1,126,083
NMC Health PLC (c)	12,255	409,259
		4,286,774
UNITED KINGDOM — 9.1%
3i Group PLC	89,755	1,290,208
Admiral Group PLC	21,695	566,242
Ashtead Group PLC	43,372	1,210,047
Associated British Foods PLC	32,622	925,808
AstraZeneca PLC	129,037	11,545,879
Auto Trader Group PLC (f)	101,929	640,596
Aviva PLC	386,934	1,903,937
BAE Systems PLC	330,385	2,320,660
Barclays PLC	1,698,526	3,148,012
Barratt Developments PLC	110,256	880,427
Berkeley Group Holdings PLC	12,975	668,184
BP PLC	2,077,961	13,207,938
British American Tobacco PLC	230,157	8,529,943
British Land Co. PLC REIT	97,557	703,043
BT Group PLC	873,031	1,921,227
Bunzl PLC	35,746	936,058
Burberry Group PLC	43,921	1,176,652
Centrica PLC	609,806	554,129
CNH Industrial NV	108,303	1,102,792
Coca-Cola European Partners PLC (d)	9,300	515,685
Coca-Cola European Partners PLC (d)	14,800	826,110
Compass Group PLC	157,226	4,055,178
Croda International PLC	13,492	808,033
DCC PLC	8,826	771,781
Diageo PLC	244,226	10,030,983
Direct Line Insurance Group PLC	140,443	519,550
easyJet PLC	19,309	273,636
Experian PLC	90,215	2,889,358
Fiat Chrysler Automobiles NV	107,648	1,393,272
G4S PLC	167,066	389,516
GlaxoSmithKline PLC	501,362	10,778,630
GVC Holdings PLC	62,422	571,843
Halma PLC	39,660	963,287
Hargreaves Lansdown PLC	30,702	786,570
HSBC Holdings PLC	2,048,397	15,766,395
Imperial Brands PLC	94,841	2,136,663
Informa PLC	115,234	1,209,864
InterContinental Hotels Group PLC	18,327	1,146,156
Intertek Group PLC	17,188	1,160,282
ITV PLC	404,975	628,305
J Sainsbury PLC	178,000	482,130
John Wood Group PLC	68,018	318,427
Johnson Matthey PLC	20,781	782,849

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Kingfisher PLC	229,764	$ 585,530
Land Securities Group PLC REIT	62,612	660,770
Legal & General Group PLC	590,891	1,808,736
Lloyds Banking Group PLC	7,064,811	4,711,667
London Stock Exchange Group PLC	31,062	2,797,333
Marks & Spencer Group PLC	211,837	481,501
Meggitt PLC	87,745	686,614
Melrose Industries PLC	518,627	1,288,433
Merlin Entertainments PLC (f)	85,161	474,766
Micro Focus International PLC ADR (c)	23,228	328,676
Micro Focus International PLC	27,764	388,940
Mondi PLC	51,519	989,125
Mondi PLC	15,186	290,900
National Grid PLC	350,869	3,813,121
Next PLC	12,511	953,714
Ocado Group PLC (b)	48,193	785,409
Pearson PLC	83,184	756,506
Persimmon PLC	33,475	895,152
Prudential PLC	257,571	4,681,718
Reckitt Benckiser Group PLC	70,194	5,487,562
RELX PLC (d)	130,593	3,109,966
RELX PLC (d)	63,747	1,517,119
Rentokil Initial PLC	193,746	1,116,887
Rio Tinto PLC	112,919	5,856,825
Rio Tinto, Ltd.	36,992	2,312,047
Rolls-Royce Holdings PLC	174,209	1,701,106
Royal Bank of Scotland Group PLC	444,863	1,138,072
RSA Insurance Group PLC	110,686	728,640
Sage Group PLC	115,783	986,485
Schroders PLC	12,534	474,954
Segro PLC REIT	99,179	990,945
Severn Trent PLC	24,282	647,826
Smith & Nephew PLC	90,602	2,187,200
Smiths Group PLC	42,581	823,819
Spirax-Sarco Engineering PLC	7,773	751,446
SSE PLC	111,959	1,718,379
St James's Place PLC	57,069	688,774
Standard Chartered PLC	278,845	2,351,052
Standard Life Aberdeen PLC	266,485	938,537
Taylor Wimpey PLC	352,156	700,848
Tesco PLC	970,822	2,883,188
Unilever NV	147,376	8,860,912
Unilever PLC	114,332	6,889,583
United Utilities Group PLC	75,484	768,150
Vodafone Group PLC	2,645,756	5,281,790
Weir Group PLC	26,447	464,579
Security Description	Shares	Value
Whitbread PLC	16,447	$ 870,292
Wm Morrison Supermarkets PLC	235,249	580,664
WPP PLC	117,192	1,470,151
		204,112,694
UNITED STATES — 0.1%
Carnival PLC	18,117	752,372
Ferguson PLC	23,727	1,737,953
QIAGEN NV (b)	24,101	789,298
		3,279,623
TOTAL COMMON STOCKS (Cost $1,985,194,737)		2,076,046,392

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Harvey Norman Holdings, Ltd.(expiring 10/11/19) (b) (c)	3,973	4,810
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 5/19/23) (b) (g)	4,638	—
THAILAND — 0.0% (a)
TMB Bank PCL (expiring 11/26/19) (b) (e)	1,027,113	5,709
TOTAL RIGHTS (Cost $0)		10,519
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 12/31/21) NVDR (b)	2,000	260
Minor International PCL (expiring 9/30/21) (b)	9,817	1,278
TOTAL WARRANTS (Cost $0)		1,538
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	98,021,706	98,031,509
State Street Navigator Securities Lending Portfolio II (j) (k)	70,009,342	70,009,342
TOTAL SHORT-TERM INVESTMENTS (Cost $168,040,843)		168,040,851
TOTAL INVESTMENTS — 100.1% (Cost $2,153,237,940)		2,244,101,680
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,170,148)
NET ASSETS — 100.0%		$ 2,240,931,532

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $956,159, representing less than 0.05% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $1,391, representing less than 0.05% of the Fund's net assets.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
INR	Indian Rupee
At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	999	12/20/2019	$51,256,319	$50,044,905	$(1,211,414)
Mini MSCI EAFE (long)	1,020	12/20/2019	96,894,852	96,818,400	(76,452)
S&P/TSX 60 Index Future (long)	70	12/19/2019	10,540,009	10,532,779	(7,230)
Total unrealized appreciation/depreciation on open futures contracts purchased					$(1,295,096)
See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 2,380	$ —	$ 2,380
Common Stocks	2,062,573,612	13,471,389	1,391	2,076,046,392
Rights	4,810	5,709	0(a)	10,519
Warrants	1,538	—	—	1,538
Short-Term Investments	168,040,851	—	—	168,040,851
TOTAL INVESTMENTS	$2,230,620,811	$13,479,478	$1,391	$2,244,101,680
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,295,096)	—	—	(1,295,096)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,295,096)	$ —	$ —	$ (1,295,096)
(a)	The Portfolio held a Level 3 security that was valued at $0 at September 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$129,566,129	$ 31,534,361	$(267)	$ 8	98,021,706	$ 98,031,509	$ 226,084
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,832,438	60,832,438	357,336,232	418,168,670	—	—	—	—	1,088,790
State Street Navigator Securities Lending Portfolio II	40,202,405	40,202,405	454,762,978	424,956,041	—	—	70,009,342	70,009,342	522,713
Total		$101,034,843	$941,665,339	$874,659,072	$(267)	$ 8		$168,040,851	$1,837,587
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	5,460	$ 225,007
Aerojet Rocketdyne Holdings, Inc. (a) (b)	12,479	630,314
AeroVironment, Inc. (a)	3,700	198,172
Astronics Corp. (a)	4,096	120,340
Axon Enterprise, Inc. (a) (b)	9,692	550,312
BWX Technologies, Inc. (b)	16,226	928,289
Cubic Corp.	5,300	373,279
Curtiss-Wright Corp.	7,240	936,639
Ducommun, Inc. (a)	1,700	72,080
HEICO Corp.	6,682	834,448
HEICO Corp. Class A	12,997	1,264,738
Hexcel Corp.	14,417	1,184,068
Kratos Defense & Security Solutions, Inc. (a)	15,400	286,363
Maxar Technologies, Inc. (a) (b)	9,500	72,200
Mercury Systems, Inc. (a)	9,100	738,647
Moog, Inc. Class A	5,454	442,429
National Presto Industries, Inc. (b)	795	70,827
Park Aerospace Corp.	2,800	49,168
Parsons Corp. (a)	3,200	105,536
Spirit AeroSystems Holdings, Inc. Class A	17,539	1,442,407
Teledyne Technologies, Inc. (a)	6,123	1,971,545
Triumph Group, Inc.	8,645	197,798
Vectrus, Inc. (a)	1,800	73,170
Wesco Aircraft Holdings, Inc. (a)	8,600	94,686
		12,862,462
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	9,700	203,894
Atlas Air Worldwide Holdings, Inc. (a)	3,782	95,420
Echo Global Logistics, Inc. (a)	4,400	99,660
Forward Air Corp.	4,800	305,856
Hub Group, Inc. Class A (a)	5,717	265,840
Radiant Logistics, Inc. (a)	5,800	29,986
XPO Logistics, Inc. (a) (b)	15,659	1,120,715
		2,121,371
AIRLINES — 0.3%
Allegiant Travel Co.	2,176	325,660
Copa Holdings SA Class A	5,246	518,042
Hawaiian Holdings, Inc. (b)	7,745	203,384
JetBlue Airways Corp. (a)	50,436	844,803
Mesa Air Group, Inc. (a)	3,300	22,259
SkyWest, Inc.	8,400	482,160
Security Description	Shares	Value
Spirit Airlines, Inc. (a)	11,390	$ 413,457
		2,809,765
AUTO COMPONENTS — 0.8%
Adient PLC	14,900	342,104
American Axle & Manufacturing Holdings, Inc. (a)	19,850	163,167
Cooper Tire & Rubber Co.	8,300	216,796
Cooper-Standard Holdings, Inc. (a)	2,890	118,143
Dana, Inc.	23,947	345,795
Dorman Products, Inc. (a)	4,599	365,804
Fox Factory Holding Corp. (a)	6,400	398,336
Gentex Corp.	43,623	1,201,159
Gentherm, Inc. (a)	5,454	224,078
Goodyear Tire & Rubber Co.	38,700	557,474
LCI Industries	4,098	376,401
Lear Corp.	10,329	1,217,789
Modine Manufacturing Co. (a)	7,783	88,493
Motorcar Parts of America, Inc. (a) (b)	2,800	47,320
Standard Motor Products, Inc.	3,508	170,313
Stoneridge, Inc. (a)	4,582	141,905
Tenneco, Inc. Class A (b)	8,368	104,767
Visteon Corp. (a) (b)	4,637	382,738
		6,462,582
AUTOMOBILES — 0.8%
Tesla, Inc. (a) (b)	23,867	5,748,844
Thor Industries, Inc.	9,008	510,213
Winnebago Industries, Inc. (b)	5,100	195,585
		6,454,642
BANKS — 6.1%
1st Constitution Bancorp	1,200	22,500
1st Source Corp.	2,400	109,752
ACNB Corp.	1,000	34,300
Allegiance Bancshares, Inc. (a)	3,500	112,315
Amalgamated Bank Class A	2,600	41,652
Amerant Bancorp, Inc. (a) (b)	3,000	62,910
American National Bankshares, Inc.	1,600	56,752
Ameris Bancorp	10,644	428,315
Ames National Corp.	1,300	37,193
Arrow Financial Corp.	1,937	64,691
Associated Banc-Corp.	27,130	549,382
Atlantic Capital Bancshares, Inc. (a)	3,800	65,892
Atlantic Union Bankshares Corp.	13,919	518,413
Banc of California, Inc.	7,700	108,878
BancFirst Corp.	3,052	169,142
Bancorp, Inc. (a)	8,000	79,200
BancorpSouth Bank	16,155	478,350
Bank First National Corp. (b)	900	59,562
Bank of Commerce Holdings	2,400	26,136
Bank of Hawaii Corp. (b)	6,726	577,965
Bank of Marin Bancorp	2,144	88,955
Bank of NT Butterfield & Son, Ltd.	9,500	281,580
Bank of Princeton (b)	900	26,154
Bank OZK	20,257	552,408

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Bank7 Corp.	500	$ 9,400
BankFinancial Corp.	2,100	24,990
BankUnited, Inc.	16,127	542,190
Bankwell Financial Group, Inc.	900	24,750
Banner Corp.	5,900	331,403
Bar Harbor Bankshares	2,280	56,840
Baycom Corp. (a)	1,600	36,336
BCB Bancorp, Inc.	2,000	25,680
Berkshire Hills Bancorp, Inc.	8,016	234,789
BOK Financial Corp.	5,508	435,958
Boston Private Financial Holdings, Inc.	13,700	159,673
Bridge Bancorp, Inc.	2,600	76,856
Brookline Bancorp, Inc.	13,700	201,801
Bryn Mawr Bank Corp.	3,100	113,181
Business First Bancshares, Inc.	2,000	48,800
Byline Bancorp, Inc. (a)	3,700	66,156
C&F Financial Corp.	500	26,330
Cadence BanCorp (b)	21,300	373,602
Cambridge Bancorp	800	60,008
Camden National Corp.	2,382	103,188
Capital Bancorp, Inc. (a)	1,900	25,878
Capital City Bank Group, Inc.	2,100	57,645
Capstar Financial Holdings, Inc.	2,300	38,134
Carolina Financial Corp.	3,400	120,836
Carter Bank & Trust (a)	3,500	66,115
Cathay General Bancorp	12,954	449,957
CBTX, Inc.	3,000	83,640
CenterState Bank Corp.	20,829	499,584
Central Pacific Financial Corp.	4,479	127,204
Central Valley Community Bancorp	1,800	36,630
Century Bancorp, Inc. Class A	436	38,194
Chemung Financial Corp.	500	21,000
CIT Group, Inc.	15,959	723,102
Citizens & Northern Corp.	1,900	49,932
City Holding Co.	2,649	201,986
Civista Bancshares, Inc.	2,300	49,979
CNB Financial Corp.	2,300	66,010
Coastal Financial Corp. (a)	1,100	16,621
Codorus Valley Bancorp, Inc.	1,403	32,634
Colony Bankcorp, Inc.	1,200	18,420
Columbia Banking System, Inc.	12,158	448,630
Commerce Bancshares, Inc. (b)	16,991	1,030,504
Community Bank System, Inc.	8,539	526,771
Community Bankers Trust Corp.	3,200	27,520
Community Financial Corp.	800	26,776
Community Trust Bancorp, Inc.	2,413	102,746
ConnectOne Bancorp, Inc.	5,223	115,951
CrossFirst Bankshares, Inc. (a) (b)	1,700	24,319
Cullen/Frost Bankers, Inc. (b)	9,656	855,039
Customers Bancorp, Inc. (a)	4,400	91,256
CVB Financial Corp.	22,100	461,227
DNB Financial Corp.	500	22,255
Eagle Bancorp, Inc.	5,800	258,796
East West Bancorp, Inc.	24,686	1,093,343
Enterprise Bancorp, Inc.	1,378	41,312
Security Description	Shares	Value
Enterprise Financial Services Corp.	4,300	$ 175,225
Equity Bancshares, Inc. Class A (a)	2,700	72,387
Esquire Financial Holdings, Inc. (a)	1,000	24,800
Evans Bancorp, Inc.	800	29,920
Farmers & Merchants Bancorp, Inc. (b)	1,600	41,536
Farmers National Banc Corp.	4,100	59,368
FB Financial Corp.	2,800	105,140
Fidelity D&D Bancorp, Inc. (b)	400	24,900
Financial Institutions, Inc.	2,500	75,450
First BanCorp	36,500	364,270
First Bancorp, Inc.	1,500	41,235
First BanCorp/Southern Pines	4,713	169,197
First Bancshares, Inc.	2,600	83,980
First Bank	2,500	27,075
First Busey Corp.	9,049	228,759
First Business Financial Services, Inc.	1,200	28,896
First Capital, Inc.	500	28,915
First Choice Bancorp	1,600	34,112
First Citizens BancShares, Inc. Class A	1,290	608,299
First Commonwealth Financial Corp.	16,200	215,136
First Community Bankshares, Inc.	2,400	77,688
First Financial Bancorp	16,482	403,397
First Financial Bankshares, Inc. (b)	22,102	736,660
First Financial Corp.	2,200	95,634
First Financial Northwest, Inc.	1,000	14,780
First Foundation, Inc.	6,100	93,177
First Guaranty Bancshares, Inc.	730	16,162
First Hawaiian, Inc.	22,600	603,420
First Horizon National Corp.	53,255	862,731
First Internet Bancorp	1,500	32,115
First Interstate BancSystem, Inc. Class A	6,482	260,836
First Merchants Corp.	9,120	343,231
First Mid-Illinois Bancshares, Inc.	2,300	79,626
First Midwest Bancorp, Inc.	18,234	355,198
First Northwest Bancorp	1,200	20,784
First of Long Island Corp.	3,850	87,588
Flushing Financial Corp.	4,100	82,841
FNB Corp.	54,133	624,153
FNCB Bancorp, Inc.	2,700	21,087
Franklin Financial Network, Inc.	2,055	62,082
Franklin Financial Services Corp. (b)	700	24,885
Fulton Financial Corp.	27,300	441,714
FVCBankcorp, Inc. (a)	2,700	47,412
German American Bancorp, Inc.	4,164	133,456
Glacier Bancorp, Inc.	14,600	590,716
Great Southern Bancorp, Inc.	1,768	100,688
Great Western Bancorp, Inc.	9,515	313,995
Guaranty Bancshares, Inc.	1,200	36,708
Hancock Whitney Corp.	15,186	581,548
Hanmi Financial Corp.	4,900	92,022
HarborOne Bancorp, Inc. (a)	4,129	41,558
Hawthorn Bancshares, Inc.	900	21,447

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Heartland Financial USA, Inc.	5,900	$ 263,966
Heritage Commerce Corp.	6,300	74,057
Heritage Financial Corp.	6,500	175,240
Hilltop Holdings, Inc.	12,400	296,236
Home BancShares, Inc.	25,614	481,415
HomeTrust Bancshares, Inc.	2,600	67,782
Hope Bancorp, Inc.	20,621	295,705
Horizon Bancorp, Inc.	6,400	111,104
Howard Bancorp, Inc. (a)	1,900	31,711
IBERIABANK Corp.	8,992	679,256
Independent Bank Corp.	3,630	77,373
Independent Bank Corp. (Massachusetts)	5,692	424,908
Independent Bank Group, Inc.	6,236	328,076
International Bancshares Corp.	9,490	366,504
Investar Holding Corp.	1,300	30,940
Investors Bancorp, Inc.	38,214	434,111
Lakeland Bancorp, Inc.	8,100	124,983
Lakeland Financial Corp.	4,328	190,345
LCNB Corp.	2,400	42,576
LegacyTexas Financial Group, Inc.	8,148	354,682
Level One Bancorp, Inc.	700	16,884
Live Oak Bancshares, Inc. (b)	4,100	74,210
Macatawa Bank Corp.	3,900	40,521
Mackinac Financial Corp.	1,400	21,644
MainStreet Bancshares, Inc. (a)	1,100	23,155
Malvern Bancorp, Inc. (a)	1,100	24,013
Mercantile Bank Corp.	2,500	82,000
Metropolitan Bank Holding Corp. (a)	1,100	43,263
Mid Penn Bancorp, Inc.	1,100	28,193
Midland States Bancorp, Inc.	3,600	93,780
MidWestOne Financial Group, Inc.	1,851	56,493
MutualFirst Financial, Inc.	900	28,368
MVB Financial Corp.	1,400	27,790
National Bank Holdings Corp. Class A	4,700	160,693
National Bankshares, Inc.	1,037	41,532
NBT Bancorp, Inc.	7,400	270,766
Nicolet Bankshares, Inc. (a)	1,400	93,198
Northeast Bank (a)	1,200	26,604
Northrim BanCorp, Inc.	1,000	39,670
Norwood Financial Corp.	850	26,869
Oak Valley Bancorp (b)	1,100	18,447
OFG Bancorp	8,900	194,910
Ohio Valley Banc Corp.	700	25,543
Old Line Bancshares, Inc.	2,500	72,525
Old National Bancorp	28,861	496,554
Old Second Bancorp, Inc.	4,300	52,546
Opus Bank	3,800	82,726
Origin Bancorp, Inc. (b)	3,000	101,220
Orrstown Financial Services, Inc.	1,600	35,040
Pacific Mercantile Bancorp (a)	3,100	23,281
Pacific Premier Bancorp, Inc.	10,051	313,491
PacWest Bancorp	20,134	731,670
Park National Corp.	2,199	208,487
Parke Bancorp, Inc.	1,420	31,552
Security Description	Shares	Value
PCB Bancorp	1,900	$ 31,255
Peapack Gladstone Financial Corp.	3,000	84,090
Penns Woods Bancorp, Inc.	647	29,924
Peoples Bancorp of North Carolina, Inc.	730	21,688
Peoples Bancorp, Inc.	2,800	89,068
Peoples Financial Services Corp.	1,039	47,056
People's Utah Bancorp	2,500	70,725
Pinnacle Financial Partners, Inc.	12,539	711,588
Popular, Inc.	16,210	876,637
Preferred Bank	2,200	115,236
Premier Financial Bancorp, Inc.	1,812	31,112
Prosperity Bancshares, Inc. (b)	11,022	778,484
QCR Holdings, Inc.	2,500	94,950
RBB Bancorp	2,600	51,194
Red River Bancshares, Inc. (a)	100	4,337
Reliant Bancorp, Inc. (b)	1,500	35,970
Renasant Corp.	9,661	338,232
Republic Bancorp, Inc. Class A	1,500	65,175
Republic First Bancorp, Inc. (a)	7,000	29,400
Richmond Mutual Bancorporation, Inc. (a) (b)	2,800	39,172
S&T Bancorp, Inc.	5,453	199,198
Sandy Spring Bancorp, Inc.	6,097	205,530
SB One Bancorp	1,300	29,328
Seacoast Banking Corp. of Florida (a)	8,800	222,728
Select Bancorp, Inc. (a)	2,500	29,000
ServisFirst Bancshares, Inc.	7,900	261,885
Shore Bancshares, Inc.	1,900	29,279
Sierra Bancorp	2,100	55,776
Signature Bank	9,174	1,093,724
Simmons First National Corp. Class A	15,386	383,111
SmartFinancial, Inc. (a)	2,000	41,660
South Plains Financial, Inc.	500	8,150
South State Corp.	5,845	440,128
Southern First Bancshares, Inc. (a)	1,000	39,850
Southern National Bancorp of Virginia, Inc.	3,000	46,170
Southside Bancshares, Inc.	5,504	187,741
Spirit of Texas Bancshares, Inc. (a)	1,900	40,945
Sterling Bancorp	34,205	686,152
Stock Yards Bancorp, Inc.	3,500	128,415
Summit Financial Group, Inc.	1,600	40,960
Synovus Financial Corp.	25,039	895,395
TCF Financial Corp.	26,063	992,218
Texas Capital Bancshares, Inc. (a)	8,548	467,148
Tompkins Financial Corp.	2,393	194,144
Towne Bank	10,890	302,796
TriCo Bancshares	4,362	158,341
TriState Capital Holdings, Inc. (a)	3,900	82,056
Triumph Bancorp, Inc. (a)	3,800	121,182
Trustmark Corp.	10,877	371,014
UMB Financial Corp.	7,489	483,640
Umpqua Holdings Corp.	36,787	605,514

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Union Bankshares, Inc./Morrisville	600	$ 18,936
United Bankshares, Inc.	16,200	613,494
United Community Banks, Inc.	13,361	378,784
United Security Bancshares	2,100	22,092
Unity Bancorp, Inc.	1,200	26,580
Univest Financial Corp.	4,544	115,917
Valley National Bancorp	55,322	601,350
Veritex Holdings, Inc.	8,386	203,486
Washington Trust Bancorp, Inc.	2,413	116,572
Webster Financial Corp.	15,257	715,096
WesBanco, Inc.	9,041	337,862
West Bancorp, Inc.	2,600	56,524
Westamerica Bancorporation	4,285	266,441
Western Alliance Bancorp	16,518	761,149
Wintrust Financial Corp.	9,628	622,258
		50,795,833
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	1,459	531,193
Celsius Holdings, Inc. (a)	5,600	19,460
Coca-Cola Consolidated, Inc.	843	256,162
Craft Brew Alliance, Inc. (a)	1,900	15,561
Keurig Dr. Pepper, Inc. (b)	34,200	934,344
MGP Ingredients, Inc. (b)	2,100	104,328
National Beverage Corp. (b)	1,800	79,848
New Age Beverages Corp. (a) (b)	11,300	31,188
Primo Water Corp. (a)	5,300	65,084
		2,037,168
BIOTECHNOLOGY — 4.6%
Abeona Therapeutics, Inc. (a) (b)	4,900	11,074
ACADIA Pharmaceuticals, Inc. (a) (b)	17,609	633,748
Acceleron Pharma, Inc. (a) (b)	7,800	308,178
Achillion Pharmaceuticals, Inc. (a)	23,400	84,240
Acorda Therapeutics, Inc. (a) (b)	6,800	19,516
Adamas Pharmaceuticals, Inc. (a) (b)	3,300	16,880
ADMA Biologics, Inc. (a)	9,900	44,055
Aduro Biotech, Inc. (a)	9,554	10,127
Adverum Biotechnologies, Inc. (a) (b)	8,700	47,415
Aeglea BioTherapeutics, Inc. (a)	5,000	38,450
Affimed NV (a) (b)	9,400	27,636
Agenus, Inc. (a) (b)	16,600	42,828
AgeX Therapeutics, Inc. (a) (b)	6,310	12,368
Agios Pharmaceuticals, Inc. (a) (b)	8,704	282,010
Aimmune Therapeutics, Inc. (a) (b)	7,900	165,426
Akcea Therapeutics, Inc. (a)	2,000	30,780
Akebia Therapeutics, Inc. (a) (b)	18,504	72,536
Akero Therapeutics, Inc. (a) (b)	1,200	27,300
Albireo Pharma, Inc. (a)	1,900	38,000
Alder Biopharmaceuticals, Inc. (a)	12,052	227,301
Aldeyra Therapeutics, Inc. (a)	3,500	18,445
Alector, Inc. (a) (b)	5,000	72,100
Alkermes PLC (a)	26,762	522,127
Allakos, Inc. (a) (b)	3,200	251,616
Allogene Therapeutics, Inc. (a) (b)	6,200	168,981
Security Description	Shares	Value
Alnylam Pharmaceuticals, Inc. (a)	18,069	$ 1,453,109
AMAG Pharmaceuticals, Inc. (a) (b)	5,500	63,525
Amicus Therapeutics, Inc. (a) (b)	43,241	346,793
AnaptysBio, Inc. (a) (b)	3,900	136,461
Anavex Life Sciences Corp. (a) (b)	6,700	21,172
Anika Therapeutics, Inc. (a)	2,147	117,849
Apellis Pharmaceuticals, Inc. (a) (b)	8,300	199,947
Arcus Biosciences, Inc. (a)	4,700	42,770
Ardelyx, Inc. (a)	9,000	42,300
Arena Pharmaceuticals, Inc. (a)	8,230	376,687
ArQule, Inc. (a) (b)	18,600	133,362
Arrowhead Pharmaceuticals, Inc. (a) (b)	15,600	439,608
Assembly Biosciences, Inc. (a)	4,200	41,286
Atara Biotherapeutics, Inc. (a) (b)	8,500	120,020
Athenex, Inc. (a) (b)	11,900	144,763
Athersys, Inc. (a) (b)	18,500	24,605
Atreca, Inc. Class A (a) (b)	1,700	20,808
Audentes Therapeutics, Inc. (a)	7,600	213,484
Avid Bioservices, Inc. (a)	8,900	47,170
Avrobio, Inc. (a)	3,400	48,008
Axcella Health, Inc. (a)	300	1,698
Beyondspring, Inc. (a)	1,700	30,770
BioCryst Pharmaceuticals, Inc. (a) (b)	16,900	48,418
Biohaven Pharmaceutical Holding Co., Ltd. (a)	6,400	267,008
BioMarin Pharmaceutical, Inc. (a)	30,380	2,047,612
BioSpecifics Technologies Corp. (a)	926	49,560
Bioxcel Therapeutics, Inc. (a)	900	6,336
Bluebird Bio, Inc. (a) (b)	9,221	846,672
Blueprint Medicines Corp. (a)	8,342	612,887
Bridgebio Pharma, Inc. (a)	3,700	79,439
Calithera Biosciences, Inc. (a)	7,800	24,102
Calyxt, Inc. (a) (b)	2,300	12,972
CareDx, Inc. (a)	6,600	149,226
CASI Pharmaceuticals, Inc. (a) (b)	7,500	25,050
Castle Biosciences, Inc. (a)	600	10,854
Catalyst Pharmaceuticals, Inc. (a) (b)	15,400	81,774
Celcuity, Inc. (a)	1,000	16,980
Cellular Biomedicine Group, Inc. (a) (b)	1,700	25,262
CEL-SCI Corp. (a) (b)	4,100	36,654
Checkpoint Therapeutics, Inc. (a) (b)	3,600	8,964
ChemoCentryx, Inc. (a)	6,400	43,392
Chimerix, Inc. (a)	7,397	17,383
Clovis Oncology, Inc. (a) (b)	7,380	29,003
Coherus Biosciences, Inc. (a) (b)	10,800	218,808
Concert Pharmaceuticals, Inc. (a)	3,100	18,228
Constellation Pharmaceuticals, Inc. (a) (b)	2,500	16,150
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	9,500	46,265
Cortexyme, Inc. (a) (b)	500	12,465
Crinetics Pharmaceuticals, Inc. (a) (b)	1,800	27,072
Cue Biopharma, Inc. (a) (b)	2,900	24,447

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Cyclerion Therapeutics, Inc. (a)	5,140	$ 62,297
Cytokinetics, Inc. (a)	9,200	104,696
CytomX Therapeutics, Inc. (a)	7,076	52,221
Deciphera Pharmaceuticals, Inc. (a)	3,400	115,396
Denali Therapeutics, Inc. (a) (b)	7,600	116,432
Dicerna Pharmaceuticals, Inc. (a)	8,600	123,496
Dynavax Technologies Corp. (a) (b)	15,538	55,548
Eagle Pharmaceuticals, Inc. (a) (b)	1,605	90,795
Editas Medicine, Inc. (a) (b)	8,600	195,564
Eidos Therapeutics, Inc. (a) (b)	1,700	61,149
Eiger BioPharmaceuticals, Inc. (a)	3,700	37,925
Emergent BioSolutions, Inc. (a)	7,700	402,556
Enanta Pharmaceuticals, Inc. (a)	2,800	168,224
Enochian Biosciences, Inc. (a) (b)	600	3,300
Epizyme, Inc. (a) (b)	13,838	142,739
Esperion Therapeutics, Inc. (a) (b)	4,100	150,306
Evelo Biosciences, Inc. (a) (b)	1,800	10,980
Exact Sciences Corp. (a) (b)	21,732	1,963,921
Exelixis, Inc. (a)	50,985	901,670
Fate Therapeutics, Inc. (a)	8,200	127,346
FibroGen, Inc. (a)	13,308	492,130
Five Prime Therapeutics, Inc. (a)	4,947	19,170
Flexion Therapeutics, Inc. (a) (b)	5,300	72,636
Forty Seven, Inc. (a)	3,700	23,754
G1 Therapeutics, Inc. (a) (b)	5,800	132,124
Galectin Therapeutics, Inc. (a) (b)	5,000	18,350
Genomic Health, Inc. (a)	4,600	311,972
Geron Corp. (a) (b)	25,283	33,626
Global Blood Therapeutics, Inc. (a) (b)	9,938	482,192
GlycoMimetics, Inc. (a)	5,000	21,550
Gossamer Bio, Inc. (a) (b)	7,100	119,209
Gritstone Oncology, Inc. (a) (b)	5,500	47,492
Halozyme Therapeutics, Inc. (a)	24,252	376,149
Harpoon Therapeutics, Inc. (a) (b)	900	12,294
Heron Therapeutics, Inc. (a) (b)	12,926	239,131
Homology Medicines, Inc. (a) (b)	3,800	68,780
Hookipa Pharma, Inc. (a)	300	2,250
ImmunoGen, Inc. (a)	22,500	54,450
Immunomedics, Inc. (a) (b)	29,072	385,495
Inovio Pharmaceuticals, Inc. (a) (b)	13,811	28,313
Insmed, Inc. (a) (b)	15,133	266,946
Intellia Therapeutics, Inc. (a) (b)	6,200	82,770
Intercept Pharmaceuticals, Inc. (a) (b)	4,217	279,840
Intrexon Corp. (a) (b)	11,241	64,299
Invitae Corp. (a) (b)	14,800	285,196
Ionis Pharmaceuticals, Inc. (a)	21,773	1,304,420
Iovance Biotherapeutics, Inc. (a) (b)	19,400	353,080
Ironwood Pharmaceuticals, Inc. (a) (b)	26,700	229,219
Jounce Therapeutics, Inc. (a)	1,700	5,661
Kadmon Holdings, Inc. (a) (b)	20,400	51,408
KalVista Pharmaceuticals, Inc. (a) (b)	1,800	20,880
Karuna Therapeutics, Inc. (a)	800	13,056
Security Description	Shares	Value
Karyopharm Therapeutics, Inc. (a) (b)	9,000	$ 86,580
Kezar Life Sciences, Inc. (a)	2,000	6,560
Kindred Biosciences, Inc. (a)	5,600	38,360
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,900	16,169
Kodiak Sciences, Inc. (a) (b)	5,100	73,338
Krystal Biotech, Inc. (a) (b)	1,900	65,977
Kura Oncology, Inc. (a)	6,200	94,054
La Jolla Pharmaceutical Co. (a) (b)	3,400	29,920
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	19,628
Ligand Pharmaceuticals, Inc. (a) (b)	3,079	306,484
Lineage Cell Therapeutics, Inc. (a) (b)	17,200	16,856
LogicBio Therapeutics, Inc. (a) (b)	1,100	11,891
MacroGenics, Inc. (a)	7,447	95,024
Madrigal Pharmaceuticals, Inc. (a) (b)	1,300	112,086
Magenta Therapeutics, Inc. (a) (b)	3,700	37,962
MannKind Corp. (a) (b)	29,900	37,375
Marker Therapeutics, Inc. (a) (b)	4,200	21,462
Medicines Co. (a) (b)	12,659	632,950
MediciNova, Inc. (a) (b)	7,400	58,867
MEI Pharma, Inc. (a)	10,600	17,808
MeiraGTx Holdings PLC (a) (b)	2,400	38,280
Mersana Therapeutics, Inc. (a)	5,600	8,848
Millendo Therapeutics, Inc. (a)	1,500	10,665
Minerva Neurosciences, Inc. (a)	4,580	35,495
Mirati Therapeutics, Inc. (a) (b)	4,500	350,595
Moderna, Inc. (a) (b)	35,000	557,200
Molecular Templates, Inc. (a)	2,700	17,793
Momenta Pharmaceuticals, Inc. (a)	16,287	211,080
Morphic Holding, Inc. (a) (b)	1,200	21,732
Mustang Bio, Inc. (a) (b)	4,400	14,344
Myriad Genetics, Inc. (a)	11,951	342,157
Natera, Inc. (a)	9,600	314,880
Neon Therapeutics, Inc. (a) (b)	2,300	3,956
Neurocrine Biosciences, Inc. (a)	15,371	1,385,081
NextCure, Inc. (a)	500	15,425
Novavax, Inc. (a) (b)	2,974	14,929
Oncocyte Corp. (a) (b)	3,300	6,930
OPKO Health, Inc. (a) (b)	58,980	123,268
Organogenesis Holdings, Inc. (a)	1,600	10,512
Palatin Technologies, Inc. (a) (b)	30,800	27,991
PDL BioPharma, Inc. (a)	22,755	49,151
Pfenex, Inc. (a)	4,500	37,980
PhaseBio Pharmaceuticals, Inc. (a)	2,100	8,757
Pieris Pharmaceuticals, Inc. (a)	8,200	27,962
PolarityTE, Inc. (a) (b)	1,500	4,845
Portola Pharmaceuticals, Inc. (a) (b)	12,641	339,032
Precision BioSciences, Inc. (a) (b)	1,400	11,746
Prevail Therapeutics, Inc. (a)	1,800	22,104
Principia Biopharma, Inc. (a) (b)	2,100	59,304
Progenics Pharmaceuticals, Inc. (a) (b)	13,300	67,231
Protagonist Therapeutics, Inc. (a)	2,400	28,824

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Prothena Corp. PLC (a)	6,300	$ 49,392
PTC Therapeutics, Inc. (a)	9,500	321,290
Puma Biotechnology, Inc. (a) (b)	4,507	48,518
Ra Pharmaceuticals, Inc. (a)	6,100	144,265
Radius Health, Inc. (a) (b)	7,415	190,936
Recro Pharma, Inc. (a)	2,900	32,132
REGENXBIO, Inc. (a)	5,500	195,800
Repligen Corp. (a)	8,800	674,872
Replimenu Group, Inc. (a)	1,900	26,410
Retrophin, Inc. (a)	6,400	74,176
Rhythm Pharmaceuticals, Inc. (a) (b)	4,300	92,837
Rigel Pharmaceuticals, Inc. (a) (b)	26,500	49,555
Rocket Pharmaceuticals, Inc. (a) (b)	4,700	54,755
Rubius Therapeutics, Inc. (a) (b)	5,200	40,820
Sage Therapeutics, Inc. (a) (b)	8,574	1,202,846
Sangamo Therapeutics, Inc. (a) (b)	20,000	181,000
Sarepta Therapeutics, Inc. (a) (b)	12,047	907,380
Savara, Inc. (a)	4,500	11,925
Scholar Rock Holding Corp. (a) (b)	2,300	20,585
Seattle Genetics, Inc. (a)	19,537	1,668,460
Seres Therapeutics, Inc. (a) (b)	6,046	24,244
Solid Biosciences, Inc. (a) (b)	4,000	41,360
Sorrento Therapeutics, Inc. (a) (b)	18,100	38,734
Spark Therapeutics, Inc. (a) (b)	5,677	550,555
Spectrum Pharmaceuticals, Inc. (a)	18,462	153,142
Spero Therapeutics, Inc. (a)	1,600	16,960
Stemline Therapeutics, Inc. (a) (b)	7,400	77,034
Stoke Therapeutics, Inc. (a) (b)	1,500	32,235
Sutro Biopharma, Inc. (a)	2,400	21,816
Syndax Pharmaceuticals, Inc. (a)	3,200	23,904
Synlogic, Inc. (a) (b)	2,500	5,725
Synthorx, Inc. (a) (b)	1,200	19,524
Syros Pharmaceuticals, Inc. (a) (b)	5,400	56,052
TCR2 Therapeutics, Inc. (a) (b)	2,400	36,072
TG Therapeutics, Inc. (a) (b)	12,300	69,064
Tocagen, Inc. (a) (b)	3,300	2,186
Translate Bio, Inc. (a) (b)	4,700	46,577
Turning Point Therapeutics, Inc. (a) (b)	1,000	37,600
Twist Bioscience Corp. (a)	3,300	78,804
Tyme Technologies, Inc. (a) (b)	15,500	18,445
Ultragenyx Pharmaceutical, Inc. (a) (b)	9,054	387,330
United Therapeutics Corp. (a)	7,197	573,961
UNITY Biotechnology, Inc. (a) (b)	3,700	22,570
UroGen Pharma, Ltd. (a) (b)	2,900	69,107
Vanda Pharmaceuticals, Inc. (a)	8,100	107,568
VBI Vaccines, Inc. (a) (b)	13,100	6,173
Veracyte, Inc. (a) (b)	7,700	184,800
Vericel Corp. (a) (b)	7,000	105,980
Viking Therapeutics, Inc. (a) (b)	10,400	71,552
Voyager Therapeutics, Inc. (a)	3,800	65,398
X4 Pharmaceuticals, Inc. (a)	1,948	24,759
XBiotech, Inc. (a) (b)	2,600	27,196
Xencor, Inc. (a) (b)	7,685	259,215
Y-mAbs Therapeutics, Inc. (a)	3,900	101,634
Security Description	Shares	Value
ZIOPHARM Oncology, Inc. (a) (b)	25,200	$ 107,856
		38,227,252
BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	6,800	312,392
Advanced Drainage Systems, Inc.	6,400	206,528
American Woodmark Corp. (a)	2,859	254,194
Apogee Enterprises, Inc.	4,309	168,008
Armstrong Flooring, Inc. (a)	3,077	19,662
Armstrong World Industries, Inc.	8,355	807,929
Builders FirstSource, Inc. (a)	19,300	397,098
Caesarstone, Ltd. (b)	3,327	55,262
Continental Building Products, Inc. (a)	6,000	163,740
Cornerstone Building Brands, Inc. (a)	8,728	52,804
CSW Industrials, Inc.	2,437	168,226
Gibraltar Industries, Inc. (a)	5,300	243,482
Griffon Corp.	5,800	121,626
Insteel Industries, Inc.	2,900	59,537
JELD-WEN Holding, Inc. (a)	11,200	216,048
Lennox International, Inc.	5,923	1,439,111
Masonite International Corp. (a)	4,393	254,794
Owens Corning	18,276	1,155,043
Patrick Industries, Inc. (a)	3,600	154,368
PGT Innovations, Inc. (a)	9,100	157,157
Quanex Building Products Corp.	5,068	91,629
Resideo Technologies, Inc. (a)	21,100	302,785
Simpson Manufacturing Co., Inc.	7,500	520,275
Trex Co., Inc. (a)	9,998	909,118
Universal Forest Products, Inc.	9,809	391,183
		8,621,999
CAPITAL MARKETS — 1.9%
Ares Management Corp. Class A	11,100	297,591
Artisan Partners Asset Management, Inc. Class A	8,255	233,121
Assetmark Financial Holdings, Inc. (a)	2,300	59,915
Associated Capital Group, Inc. Class A	300	10,677
B. Riley Financial, Inc.	3,334	78,749
BGC Partners, Inc. Class A	48,300	265,650
Blucora, Inc. (a)	7,700	166,628
Brightsphere Investment Group, Inc.	11,000	109,010
Cohen & Steers, Inc.	3,809	209,228
Cowen, Inc. Class A (a) (b)	5,050	77,720
Diamond Hill Investment Group, Inc.	503	69,479
Donnelley Financial Solutions, Inc. (a)	5,312	65,444
Eaton Vance Corp.	19,020	854,569
Evercore, Inc. Class A	6,843	548,124
FactSet Research Systems, Inc.	6,373	1,548,448
Federated Investors, Inc. Class B	16,100	521,801
Focus Financial Partners, Inc. Class A (a)	5,400	128,520
GAIN Capital Holdings, Inc. (b)	4,000	21,120

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
GAMCO Investors, Inc. Class A	851	$ 16,637
Greenhill & Co., Inc.	2,817	36,959
Hamilton Lane, Inc. Class A	3,700	210,752
Houlihan Lokey, Inc.	6,800	306,680
Interactive Brokers Group, Inc. Class A	12,506	672,573
INTL. FCStone, Inc. (a)	2,500	102,650
Janus Henderson Group PLC	27,200	610,912
Ladenburg Thalmann Financial Services, Inc.	21,400	50,718
Lazard, Ltd. Class A	17,902	626,570
Legg Mason, Inc.	14,700	561,393
LPL Financial Holdings, Inc.	13,929	1,140,785
Moelis & Co. Class A	7,900	259,515
Morningstar, Inc.	3,292	481,093
Oppenheimer Holdings, Inc. Class A	1,400	42,084
Piper Jaffray Cos.	2,300	173,604
PJT Partners, Inc. Class A	3,669	149,328
Pzena Investment Management, Inc. Class A	2,600	23,192
Safeguard Scientifics, Inc. (a)	3,000	34,020
Sculptor Capital Management, Inc. (b)	2,600	50,648
SEI Investments Co.	21,987	1,302,840
Siebert Financial Corp. (a)	900	8,280
Silvercrest Asset Management Group, Inc. Class A	1,100	13,530
Stifel Financial Corp.	11,454	657,231
TD Ameritrade Holding Corp.	46,384	2,166,133
Value Line, Inc.	100	2,275
Virtu Financial, Inc. Class A (b)	8,900	145,604
Virtus Investment Partners, Inc.	1,046	115,656
Waddell & Reed Financial, Inc. Class A (b)	11,839	203,394
Westwood Holdings Group, Inc.	1,205	33,342
WisdomTree Investments, Inc.	20,900	109,202
		15,573,394
CHEMICALS — 1.8%
Advanced Emissions Solutions, Inc. (b)	2,800	41,552
AdvanSix, Inc. (a)	4,800	123,456
American Vanguard Corp.	4,452	69,896
Amyris, Inc. (a) (b)	5,200	24,752
Ashland Global Holdings, Inc.	10,331	796,004
Axalta Coating Systems, Ltd. (a)	34,602	1,043,250
Balchem Corp.	5,358	531,460
Cabot Corp.	9,798	444,045
Chase Corp.	1,233	134,878
Chemours Co.	27,943	417,468
Element Solutions, Inc. (a)	38,500	391,930
Ferro Corp. (a)	13,109	155,473
Flotek Industries, Inc. (a)	8,300	18,260
FutureFuel Corp.	3,800	45,372
GCP Applied Technologies, Inc. (a)	9,497	182,817
Hawkins, Inc.	1,500	63,750
HB Fuller Co.	8,699	405,026
Security Description	Shares	Value
Huntsman Corp.	36,826	$ 856,573
Ingevity Corp. (a)	7,038	597,104
Innophos Holdings, Inc.	3,200	103,872
Innospec, Inc.	4,017	358,075
Intrepid Potash, Inc. (a)	14,000	45,780
Koppers Holdings, Inc. (a)	3,200	93,472
Kraton Corp. (a)	5,200	167,908
Kronos Worldwide, Inc.	3,300	40,821
Livent Corp. (a) (b)	23,500	157,215
LSB Industries, Inc. (a)	3,600	18,648
Marrone Bio Innovations, Inc. (a)	6,700	9,447
Minerals Technologies, Inc.	5,843	310,205
NewMarket Corp.	1,149	542,431
Olin Corp.	28,300	529,776
OMNOVA Solutions, Inc. (a)	7,000	70,490
Orion Engineered Carbons SA	10,000	167,100
PolyOne Corp.	12,833	418,998
PQ Group Holdings, Inc. (a)	5,800	92,452
Quaker Chemical Corp.	2,192	346,643
Rayonier Advanced Materials, Inc.	7,700	33,341
RPM International, Inc.	21,685	1,492,145
Scotts Miracle-Gro Co.	6,733	685,554
Sensient Technologies Corp.	7,019	481,854
Stepan Co.	3,382	328,257
Trecora Resources (a)	3,100	27,962
Tredegar Corp.	4,107	80,169
Trinseo SA	6,574	282,353
Tronox Holdings PLC Class A (a)	15,269	126,733
Valhi, Inc.	3,700	7,030
Valvoline, Inc.	32,241	710,269
Westlake Chemical Corp.	5,896	386,306
WR Grace & Co.	9,776	652,646
		15,111,018
COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	11,300	410,416
ACCO Brands Corp.	16,316	161,039
ADT, Inc. (b)	18,000	112,860
Advanced Disposal Services, Inc. (a)	12,300	400,611
Brady Corp. Class A	8,100	429,705
BrightView Holdings, Inc. (a) (b)	5,000	85,750
Brink's Co.	8,314	689,646
Casella Waste Systems, Inc. Class A (a)	7,600	326,344
CECO Environmental Corp. (a)	4,456	31,125
Charah Solutions, Inc. (a) (b)	900	1,908
Cimpress NV (a) (b)	3,662	482,798
Clean Harbors, Inc. (a)	8,824	681,213
CompX International, Inc.	200	2,866
Covanta Holding Corp.	19,500	337,155
Deluxe Corp.	7,376	362,604
Ennis, Inc.	3,900	78,819
Healthcare Services Group, Inc. (b)	12,765	310,062
Heritage-Crystal Clean, Inc. (a)	2,400	63,600
Herman Miller, Inc.	10,000	460,900
HNI Corp.	6,989	248,110

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
IAA, Inc. (a)	22,587	$ 942,556
Interface, Inc.	9,500	137,180
KAR Auction Services, Inc. (b)	22,092	542,359
Kimball International, Inc. Class B	5,700	110,010
Knoll, Inc.	8,090	205,082
LSC Communications, Inc.	4,912	6,779
Matthews International Corp. Class A	4,931	174,508
McGrath RentCorp	4,100	285,319
Mobile Mini, Inc.	7,800	287,508
MSA Safety, Inc.	6,021	656,951
NL Industries, Inc. (a)	1,000	3,760
NRC Group Holdings Corp. (a)	1,600	19,904
PICO Holdings, Inc. (a)	2,700	27,243
Pitney Bowes, Inc. (b)	29,764	136,021
Quad/Graphics, Inc. (b)	4,600	48,346
RR Donnelley & Sons Co. (b)	10,333	38,955
SP Plus Corp. (a)	3,600	133,200
Steelcase, Inc. Class A	14,400	264,960
Stericycle, Inc. (a) (b)	15,300	779,229
Team, Inc. (a) (b)	4,700	84,835
Tetra Tech, Inc.	9,286	805,653
UniFirst Corp.	2,508	489,361
US Ecology, Inc.	3,696	236,322
Viad Corp.	3,454	231,936
VSE Corp.	1,280	43,635
		12,369,143
COMMUNICATIONS EQUIPMENT — 0.8%
Acacia Communications, Inc. (a)	6,300	412,020
ADTRAN, Inc.	7,700	87,356
Applied Optoelectronics, Inc. (a) (b)	2,700	30,294
CalAmp Corp. (a)	5,000	57,600
Calix, Inc. (a)	6,600	42,174
Casa Systems, Inc. (a)	5,000	39,275
Ciena Corp. (a)	26,391	1,035,319
Clearfield, Inc. (a)	1,800	21,330
CommScope Holding Co., Inc. (a)	32,534	382,600
Comtech Telecommunications Corp.	3,700	120,250
DASAN Zhone Solutions, Inc. (a)	700	6,412
Digi International, Inc. (a)	5,070	69,053
EchoStar Corp. Class A (a)	8,238	326,390
Extreme Networks, Inc. (a)	18,600	135,315
Harmonic, Inc. (a)	13,400	88,172
Infinera Corp. (a) (b)	29,000	158,050
Inseego Corp. (a) (b)	6,900	33,120
InterDigital, Inc.	5,438	285,332
KVH Industries, Inc. (a)	2,366	25,198
Lumentum Holdings, Inc. (a) (b)	12,982	695,316
NETGEAR, Inc. (a)	5,000	161,100
NetScout Systems, Inc. (a)	12,007	276,881
Plantronics, Inc.	5,548	207,051
Ribbon Communications, Inc. (a)	9,500	55,480
TESSCO Technologies, Inc.	1,000	14,370
Ubiquiti, Inc. (b)	2,604	307,949
ViaSat, Inc. (a)	9,611	723,901
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	39,200	$ 548,996
		6,346,304
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	26,604	999,246
Aegion Corp. (a)	5,000	106,900
Ameresco, Inc. Class A (a)	4,000	64,280
Arcosa, Inc.	8,389	286,988
Argan, Inc.	2,244	88,167
Comfort Systems USA, Inc.	5,943	262,859
Concrete Pumping Holdings, Inc. (a) (b)	1,700	6,749
Construction Partners, Inc. Class A (a)	1,900	29,602
Dycom Industries, Inc. (a)	5,052	257,905
EMCOR Group, Inc.	9,453	814,092
Fluor Corp.	23,300	445,729
Granite Construction, Inc.	8,079	259,578
Great Lakes Dredge & Dock Corp. (a)	9,700	101,365
IES Holdings, Inc. (a)	1,300	26,767
MasTec, Inc. (a) (b)	10,176	660,728
MYR Group, Inc. (a)	2,600	81,354
Northwest Pipe Co. (a)	1,400	39,410
NV5 Global, Inc. (a)	1,700	116,059
Primoris Services Corp.	7,386	144,839
Sterling Construction Co., Inc. (a)	3,900	51,285
Tutor Perini Corp. (a) (b)	7,000	100,310
Valmont Industries, Inc.	3,616	500,599
Willscot Corp. (a)	9,200	143,336
		5,588,147
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	7,564	680,836
Forterra, Inc. (a)	2,300	16,629
Summit Materials, Inc. Class A (a) (b)	19,012	422,066
United States Lime & Minerals, Inc.	321	24,557
US Concrete, Inc. (a) (b)	2,540	140,411
		1,284,499
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	65,975	2,187,731
Credit Acceptance Corp. (a) (b)	1,823	840,968
Curo Group Holdings Corp. (a) (b)	3,500	46,480
Elevate Credit, Inc. (a)	3,300	13,893
Encore Capital Group, Inc. (a) (b)	5,492	183,021
Enova International, Inc. (a)	5,200	107,900
EZCORP, Inc. Class A (a) (b)	8,000	51,640
FirstCash, Inc.	7,178	658,007
Green Dot Corp. Class A (a)	7,900	199,475
LendingClub Corp. (a)	10,906	142,651
Medallion Financial Corp. (a)	3,200	20,480
Navient Corp.	35,000	448,000
Nelnet, Inc. Class A	2,914	185,330
OneMain Holdings, Inc.	10,862	398,418
PRA Group, Inc. (a) (b)	7,414	250,519

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Regional Management Corp. (a)	1,400	$ 39,424
Santander Consumer USA Holdings, Inc.	17,816	454,486
SLM Corp.	72,100	636,283
World Acceptance Corp. (a)	1,071	136,563
		7,001,269
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	10,856	1,285,893
Ardagh Group SA	2,800	43,904
Berry Global Group, Inc. (a)	22,463	882,122
Crown Holdings, Inc. (a)	22,165	1,464,220
Graphic Packaging Holding Co.	50,267	741,438
Greif, Inc. Class A	4,600	174,294
Greif, Inc. Class B	1,000	45,560
Myers Industries, Inc.	5,900	104,135
Owens-Illinois, Inc.	25,728	264,227
Silgan Holdings, Inc.	13,268	398,504
Sonoco Products Co.	16,895	983,458
UFP Technologies, Inc. (a)	1,000	38,600
		6,426,355
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	7,352	236,109
Funko, Inc. Class A (a) (b)	2,700	55,553
Greenlane Holdings, Inc. Class A (a) (b)	1,000	3,390
Pool Corp.	6,535	1,318,110
Weyco Group, Inc.	943	21,321
		1,634,483
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	9,600	365,664
American Public Education, Inc. (a)	2,800	62,552
Bright Horizons Family Solutions, Inc. (a)	9,794	1,493,585
Career Education Corp. (a)	12,000	190,680
Carriage Services, Inc.	2,600	53,144
Chegg, Inc. (a) (b)	19,800	593,010
Collectors Universe, Inc.	1,200	34,176
frontdoor, Inc. (a)	14,506	704,556
Graham Holdings Co. Class B	700	464,415
Grand Canyon Education, Inc. (a)	8,069	792,376
Houghton Mifflin Harcourt Co. (a)	15,900	84,747
K12, Inc. (a)	6,800	179,520
Laureate Education, Inc. Class A (a)	17,800	295,035
OneSpaWorld Holdings, Ltd. (a) (b)	7,100	110,263
Regis Corp. (a)	4,707	95,176
Select Interior Concepts, Inc. Class A (a)	3,300	42,801
Service Corp. International	30,200	1,443,862
ServiceMaster Global Holdings, Inc. (a)	23,212	1,297,551
Sotheby's (a) (b)	5,409	308,205
Strategic Education, Inc.	3,524	478,841
WW International, Inc. (a)	7,800	294,996
		9,385,155
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.5%
AXA Equitable Holdings, Inc.	50,100	$ 1,110,216
Banco Latinoamericano de Comercio Exterior SA Class E	4,800	95,712
Cannae Holdings, Inc. (a)	11,200	307,664
FGL Holdings	24,100	192,318
GWG Holdings, Inc. (a) (b)	300	2,994
Jefferies Financial Group, Inc.	45,200	831,680
Marlin Business Services Corp.	1,400	35,266
On Deck Capital, Inc. (a)	10,400	34,944
Voya Financial, Inc.	23,941	1,303,348
		3,914,142
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a)	1,800	65,160
ATN International, Inc.	1,799	105,008
Bandwidth, Inc. Class A (a) (b)	2,600	169,286
Cincinnati Bell, Inc. (a) (b)	8,251	41,832
Cogent Communications Holdings, Inc.	7,096	390,990
Consolidated Communications Holdings, Inc. (b)	10,849	51,641
Frontier Communications Corp. (a) (b)	16,457	14,268
GCI Liberty, Inc. Class A (a)	16,696	1,036,321
IDT Corp. Class B (a)	2,600	27,378
Intelsat SA (a)	11,047	251,872
Iridium Communications, Inc. (a)	16,419	349,396
Ooma, Inc. (a) (b)	2,800	29,120
ORBCOMM, Inc. (a)	11,600	55,216
Pareteum Corp. (a) (b)	16,700	21,543
Vonage Holdings Corp. (a)	37,400	422,620
Zayo Group Holdings, Inc. (a)	38,424	1,302,574
		4,334,225
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	8,822	771,131
Avangrid, Inc.	9,700	506,825
El Paso Electric Co.	6,963	467,078
Genie Energy, Ltd. Class B (b)	2,200	16,412
Hawaiian Electric Industries, Inc.	18,483	843,010
IDACORP, Inc.	8,599	968,849
MGE Energy, Inc.	5,862	468,198
OGE Energy Corp.	33,943	1,540,333
Otter Tail Corp.	6,576	353,460
PG&E Corp. (a)	90,522	905,220
PNM Resources, Inc.	13,551	705,736
Portland General Electric Co.	15,221	858,008
Spark Energy, Inc. Class A (b)	1,900	20,045
		8,424,305
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	6,632	893,927
Allied Motion Technologies, Inc.	1,062	37,499
American Superconductor Corp. (a)	3,300	25,872
Atkore International Group, Inc. (a)	7,700	233,695
AZZ, Inc.	4,540	197,762

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Bloom Energy Corp. Class A (a) (b)	8,600	$ 27,950
Encore Wire Corp.	3,554	200,019
Energous Corp. (a) (b)	3,500	11,603
EnerSys	7,141	470,878
Generac Holdings, Inc. (a)	10,249	802,907
GrafTech International, Ltd. (b)	10,500	134,400
Hubbell, Inc.	9,281	1,219,523
nVent Electric PLC	26,200	577,448
Plug Power, Inc. (a) (b)	36,600	96,258
Powell Industries, Inc.	1,300	50,895
Preformed Line Products Co.	500	27,295
Regal Beloit Corp.	7,094	516,798
Sensata Technologies Holding PLC (a)	27,028	1,353,022
Sunrun, Inc. (a) (b)	19,000	317,395
Thermon Group Holdings, Inc. (a)	5,100	117,198
TPI Composites, Inc. (a) (b)	4,500	84,375
Vicor Corp. (a)	2,770	81,770
Vivint Solar, Inc. (a) (b)	7,000	45,780
		7,524,269
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Airgain, Inc. (a)	1,400	16,450
Akoustis Technologies, Inc. (a) (b)	3,900	30,225
Anixter International, Inc. (a)	5,086	351,544
Arlo Technologies, Inc. (a)	11,617	39,614
Arrow Electronics, Inc. (a)	14,110	1,052,324
Avnet, Inc.	17,397	773,906
AVX Corp.	8,400	127,680
Badger Meter, Inc.	4,776	256,471
Bel Fuse, Inc. Class B	1,400	21,042
Belden, Inc.	6,663	355,404
Benchmark Electronics, Inc.	6,080	176,685
Coda Octopus Group, Inc. (a) (b)	700	5,747
Cognex Corp.	27,901	1,370,776
Coherent, Inc. (a)	4,008	616,110
CTS Corp.	5,200	168,272
Daktronics, Inc.	5,245	38,734
Dolby Laboratories, Inc. Class A	10,779	696,755
ePlus, Inc. (a)	2,160	164,354
Fabrinet (a)	6,200	324,260
FARO Technologies, Inc. (a)	3,100	149,885
Fitbit, Inc. Class A (a) (b)	37,109	141,385
II-VI, Inc. (a) (b)	18,997	668,885
Insight Enterprises, Inc. (a)	5,852	325,898
Iteris, Inc. (a)	6,600	37,917
Itron, Inc. (a)	5,799	428,894
Jabil, Inc.	25,367	907,378
KEMET Corp.	9,400	170,892
Kimball Electronics, Inc. (a)	3,744	54,326
Knowles Corp. (a)	13,568	275,973
Littelfuse, Inc.	4,031	714,737
Methode Electronics, Inc.	6,349	213,580
MTS Systems Corp.	3,143	173,651
Napco Security Technologies, Inc. (a)	1,800	45,936
National Instruments Corp.	22,162	930,582
Security Description	Shares	Value
nLight, Inc. (a) (b)	5,100	$ 79,866
Novanta, Inc. (a)	5,700	465,804
OSI Systems, Inc. (a)	2,897	294,219
PAR Technology Corp. (a) (b)	1,700	40,409
PC Connection, Inc.	1,700	66,130
Plexus Corp. (a)	5,100	318,801
Rogers Corp. (a)	3,121	426,672
Sanmina Corp. (a)	11,210	359,953
ScanSource, Inc. (a)	4,309	131,640
SYNNEX Corp.	6,968	786,687
Tech Data Corp. (a)	6,082	633,988
Trimble, Inc. (a)	42,736	1,658,584
TTM Technologies, Inc. (a)	16,400	199,998
Vishay Intertechnology, Inc.	22,545	381,687
Vishay Precision Group, Inc. (a)	1,600	52,384
Wrap Technologies, Inc. (a) (b)	1,200	4,896
Zebra Technologies Corp. Class A (a)	9,038	1,865,172
		19,593,162
ENERGY EQUIPMENT & SERVICES — 0.5%
Apergy Corp. (a)	13,200	357,060
Archrock, Inc.	22,500	224,325
C&J Energy Services, Inc. (a)	11,183	119,994
Cactus, Inc. Class A (a)	8,100	234,414
Covia Holdings Corp. (a) (b)	4,880	9,858
Diamond Offshore Drilling, Inc. (a) (b)	10,000	55,600
DMC Global, Inc. (b)	2,300	101,154
Dril-Quip, Inc. (a)	5,975	299,825
Era Group, Inc. (a)	3,000	31,680
Exterran Corp. (a)	5,100	66,606
Forum Energy Technologies, Inc. (a)	11,939	18,505
Frank's International NV (a)	19,700	93,575
FTS International, Inc. (a)	4,700	10,528
Geospace Technologies Corp. (a)	2,100	32,277
Helix Energy Solutions Group, Inc. (a)	24,809	199,961
Independence Contract Drilling, Inc. (a)	6,400	7,680
Keane Group, Inc. (a)	7,800	47,268
KLX Energy Services Holdings, Inc. (a)	3,197	27,638
Liberty Oilfield Services, Inc. Class A (b)	9,500	102,885
Mammoth Energy Services, Inc. (b)	1,800	4,464
Matrix Service Co. (a)	4,200	71,988
McDermott International, Inc. (a) (b)	31,832	64,301
Nabors Industries, Ltd.	54,899	102,661
National Energy Services Reunited Corp. (a)	3,700	24,716
Natural Gas Services Group, Inc. (a)	1,900	24,339
NCS Multistage Holdings, Inc. (a) (b)	1,200	2,400
Newpark Resources, Inc. (a)	14,700	112,014
Nine Energy Service, Inc. (a) (b)	2,400	14,808
Noble Corp. PLC (a)	38,700	49,149
Oceaneering International, Inc. (a)	17,081	231,448

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Oil States International, Inc. (a)	9,567	$ 127,241
Pacific Drilling SA (a)	4,700	18,377
Parker Drilling Co. (a) (b)	1,500	28,380
Patterson-UTI Energy, Inc.	34,100	291,555
ProPetro Holding Corp. (a)	12,600	114,534
RigNet, Inc. (a)	2,100	16,275
RPC, Inc. (b)	8,732	48,986
SEACOR Holdings, Inc. (a)	2,768	130,290
SEACOR Marine Holdings, Inc. (a)	3,073	38,628
Seadrill, Ltd. (a) (b)	9,100	19,110
Select Energy Services, Inc. Class A (a)	9,300	80,538
Smart Sand, Inc. (a) (b)	2,600	7,358
Solaris Oilfield Infrastructure, Inc. Class A (b)	5,400	72,468
TETRA Technologies, Inc. (a)	18,118	36,417
Tidewater, Inc. (a)	5,950	89,904
Transocean, Ltd. (a) (b)	96,189	429,965
US Silica Holdings, Inc. (b)	12,388	118,429
US Well Service, Inc. (a)	3,100	6,789
		4,418,365
ENTERTAINMENT — 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	7,884	84,359
Cinemark Holdings, Inc. (b)	18,316	707,730
Eros International PLC (a) (b)	14,747	28,167
Gaia, Inc. (a) (b)	1,300	8,496
Glu Mobile, Inc. (a)	17,800	88,822
IMAX Corp. (a)	8,500	186,575
Liberty Media Corp.-Liberty Braves Class A (a)	1,494	41,578
Liberty Media Corp.-Liberty Braves Class C (a)	6,310	175,102
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	4,036	159,785
Liberty Media Corp.-Liberty Formula One Class C (a)	33,586	1,396,842
Lions Gate Entertainment Corp. Class A	8,024	74,222
Lions Gate Entertainment Corp. Class B	19,779	172,868
Live Nation Entertainment, Inc. (a)	21,959	1,456,760
LiveXLive Media, Inc. (a) (b)	3,800	7,619
Madison Square Garden Co. Class A (a)	3,142	827,980
Marcus Corp.	3,700	136,937
Reading International, Inc. Class A (a)	2,500	29,900
Rosetta Stone, Inc. (a)	3,200	55,680
Spotify Technology SA (a)	20,000	2,280,000
World Wrestling Entertainment, Inc. Class A (b)	7,327	521,316
Zynga, Inc. Class A (a)	144,832	842,922
		9,283,660
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.0%
Acadia Realty Trust REIT	13,847	$ 395,747
Agree Realty Corp. REIT	7,056	516,146
Alexander & Baldwin, Inc.	11,338	277,894
Alexander's, Inc. REIT	425	148,074
American Assets Trust, Inc. REIT	8,042	375,883
American Campus Communities, Inc. REIT	23,310	1,120,745
American Finance Trust, Inc. REIT (b)	18,700	261,052
American Homes 4 Rent Class A REIT	43,797	1,133,904
Americold Realty Trust REIT (b)	32,600	1,208,482
Apple Hospitality REIT, Inc.	35,100	581,958
Armada Hoffler Properties, Inc. REIT	9,300	168,237
Ashford Hospitality Trust, Inc. REIT	13,851	45,847
Bluerock Residential Growth REIT, Inc.	3,700	43,549
Braemar Hotels & Resorts, Inc. REIT	4,323	40,593
Brandywine Realty Trust REIT	29,000	439,350
Brixmor Property Group, Inc. REIT	50,548	1,025,619
Brookfield Property REIT, Inc. Class A (b)	12,200	248,758
BRT Apartments Corp. REIT	1,500	21,870
Camden Property Trust REIT	15,852	1,759,731
CareTrust REIT, Inc.	16,400	385,482
CatchMark Timber Trust, Inc. Class A REIT	7,800	83,226
CBL & Associates Properties, Inc. REIT (b)	24,700	31,863
Cedar Realty Trust, Inc. REIT	12,953	38,859
Chatham Lodging Trust REIT	7,583	137,631
CIM Commercial Trust Corp. REIT	200	3,100
City Office REIT, Inc.	5,900	84,901
Clipper Realty, Inc. REIT	2,300	23,437
Colony Capital, Inc. REIT	79,418	478,096
Columbia Property Trust, Inc. REIT	19,372	409,718
Community Healthcare Trust, Inc. REIT	3,100	138,105
CoreCivic, Inc. REIT	20,225	349,488
CorEnergy Infrastructure Trust, Inc. REIT (b)	2,060	97,273
CorePoint Lodging, Inc. REIT	6,288	63,572
CoreSite Realty Corp. REIT	6,288	766,193
Corporate Office Properties Trust REIT	18,700	556,886
Cousins Properties, Inc. REIT	24,874	935,014
CubeSmart REIT	32,225	1,124,653
CyrusOne, Inc. REIT	19,015	1,504,087
DiamondRock Hospitality Co. REIT	34,300	351,575
Douglas Emmett, Inc. REIT	28,237	1,209,391
Easterly Government Properties, Inc. REIT	13,400	285,420
EastGroup Properties, Inc. REIT	6,262	782,875

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Empire State Realty Trust, Inc. Class A REIT	24,624	$ 351,384
EPR Properties REIT	13,149	1,010,632
Equity Commonwealth REIT	20,581	704,899
Equity LifeStyle Properties, Inc. REIT	14,734	1,968,462
Farmland Partners, Inc. REIT (b)	4,800	32,064
First Industrial Realty Trust, Inc. REIT	21,415	847,177
Four Corners Property Trust, Inc. REIT	11,709	331,131
Franklin Street Properties Corp. REIT	16,561	140,106
Front Yard Residential Corp. REIT	7,827	90,480
Gaming and Leisure Properties, Inc. REIT	34,394	1,315,227
GEO Group, Inc. REIT	20,200	350,268
Getty Realty Corp. REIT	5,505	176,490
Gladstone Commercial Corp. REIT	4,800	112,800
Gladstone Land Corp. REIT	3,000	35,685
Global Medical REIT, Inc.	4,800	54,720
Global Net Lease, Inc. REIT	14,141	275,750
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	10,497	305,988
Healthcare Realty Trust, Inc. REIT	21,782	729,697
Healthcare Trust of America, Inc. Class A REIT	34,770	1,021,543
Hersha Hospitality Trust REIT	5,600	83,328
Highwoods Properties, Inc. REIT	17,470	785,102
Hudson Pacific Properties, Inc. REIT	25,937	867,852
Independence Realty Trust, Inc. REIT	15,773	225,712
Industrial Logistics Properties Trust REIT	11,228	238,595
Innovative Industrial Properties, Inc. REIT (b)	1,900	175,503
Investors Real Estate Trust REIT	1,880	140,380
Invitation Homes, Inc. REIT	80,963	2,397,314
iStar, Inc. REIT (b)	10,200	133,110
JBG SMITH Properties REIT	20,843	817,254
Jernigan Capital, Inc. REIT (b)	3,700	71,225
Kilroy Realty Corp. REIT	16,840	1,311,668
Kite Realty Group Trust REIT	13,683	220,980
Lamar Advertising Co. Class A REIT	14,474	1,185,855
Lexington Realty Trust REIT	38,800	397,700
Liberty Property Trust REIT	26,464	1,358,397
Life Storage, Inc. REIT	7,765	818,509
LTC Properties, Inc. REIT	6,554	335,696
Mack-Cali Realty Corp. REIT	15,400	333,564
Medical Properties Trust, Inc. REIT	75,277	1,472,418
Monmouth Real Estate Investment Corp. REIT	15,279	220,170
National Health Investors, Inc. REIT	7,100	584,969
National Retail Properties, Inc. REIT	27,562	1,554,497
National Storage Affiliates Trust REIT	9,800	327,026
Security Description	Shares	Value
New Senior Investment Group, Inc. REIT	13,200	$ 88,176
NexPoint Residential Trust, Inc. REIT	3,100	144,956
Office Properties Income Trust REIT	8,227	252,075
Omega Healthcare Investors, Inc. REIT	36,292	1,516,643
One Liberty Properties, Inc. REIT	2,400	66,072
Outfront Media, Inc. REIT	24,467	679,693
Paramount Group, Inc. REIT	33,500	447,225
Park Hotels & Resorts, Inc. REIT	40,634	1,014,631
Pebblebrook Hotel Trust REIT (b)	21,657	602,498
Pennsylvania Real Estate Investment Trust (b)	10,892	62,302
Physicians Realty Trust REIT	30,917	548,777
Piedmont Office Realty Trust, Inc. Class A REIT	20,705	432,320
PotlatchDeltic Corp. REIT (b)	11,128	457,194
Preferred Apartment Communities, Inc. Class A REIT	7,400	106,930
PS Business Parks, Inc. REIT	3,337	607,167
QTS Realty Trust, Inc. Class A REIT	9,048	465,158
Rayonier, Inc. REIT	21,609	609,374
Retail Opportunity Investments Corp. REIT	19,100	348,193
Retail Properties of America, Inc. Class A REIT	35,403	436,165
Retail Value, Inc. REIT	2,350	87,044
Rexford Industrial Realty, Inc. REIT	18,588	818,244
RLJ Lodging Trust REIT	28,468	483,671
RPT Realty REIT	12,900	174,795
Ryman Hospitality Properties, Inc. REIT	7,827	640,327
Sabra Health Care REIT, Inc.	32,140	737,934
Safehold, Inc. REIT	2,000	61,000
Saul Centers, Inc. REIT	2,012	109,674
Senior Housing Properties Trust REIT	39,177	362,583
Seritage Growth Properties Class A REIT (b)	5,638	239,559
Service Properties Trust REIT	27,874	718,870
SITE Centers Corp. REIT	24,201	365,677
Spirit Realty Capital, Inc. REIT	15,075	721,490
STAG Industrial, Inc. REIT (b)	21,250	626,450
STORE Capital Corp. REIT	35,893	1,342,757
Summit Hotel Properties, Inc. REIT (b)	17,100	198,360
Sun Communities, Inc. REIT	14,993	2,225,711
Sunstone Hotel Investors, Inc. REIT	37,619	516,885
Tanger Factory Outlet Centers, Inc. REIT (b)	15,087	233,547
Taubman Centers, Inc. REIT	9,895	404,013
Terreno Realty Corp. REIT	10,871	555,399
UMH Properties, Inc. REIT	6,200	87,296
Uniti Group, Inc. REIT (b)	29,970	232,717
Universal Health Realty Income Trust REIT	2,300	236,440

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Urban Edge Properties REIT	19,700	$ 389,863
Urstadt Biddle Properties, Inc. Class A REIT	4,942	117,125
VEREIT, Inc.	179,471	1,755,226
VICI Properties, Inc. REIT (b)	78,503	1,778,093
Washington Prime Group, Inc. REIT (b)	30,900	127,926
Washington Real Estate Investment Trust	13,602	372,151
Weingarten Realty Investors REIT	20,748	604,389
Whitestone REIT (b)	5,800	79,808
WP Carey, Inc. REIT	28,702	2,568,829
Xenia Hotels & Resorts, Inc. REIT	18,800	397,056
		74,822,069
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	4,985	111,814
BJ's Wholesale Club Holdings, Inc. (a)	18,900	488,943
Casey's General Stores, Inc.	6,148	990,812
Chefs' Warehouse, Inc. (a)	4,000	161,280
Grocery Outlet Holding Corp. (a)	3,100	107,508
HF Foods Group, Inc. (a)	1,200	20,460
Ingles Markets, Inc. Class A	2,200	85,492
Natural Grocers by Vitamin Cottage, Inc. (a)	1,100	10,989
Performance Food Group Co. (a)	17,511	805,681
PriceSmart, Inc.	3,691	262,430
Rite Aid Corp. (a) (b)	8,050	55,948
SpartanNash Co.	5,600	66,248
Sprouts Farmers Market, Inc. (a)	20,075	388,250
United Natural Foods, Inc. (a) (b)	8,748	100,777
US Foods Holding Corp. (a)	37,154	1,527,029
Village Super Market, Inc. Class A	1,269	33,565
Weis Markets, Inc.	1,415	53,968
		5,271,194
FOOD PRODUCTS — 1.2%
Alico, Inc.	600	20,412
B&G Foods, Inc. (b)	10,500	198,555
Beyond Meat, Inc. (a) (b)	2,200	326,964
Bridgford Foods Corp. (a)	300	9,051
Bunge, Ltd.	23,412	1,325,587
Calavo Growers, Inc. (b)	2,842	270,502
Cal-Maine Foods, Inc.	5,200	207,766
Darling Ingredients, Inc. (a)	28,100	537,553
Dean Foods Co. (b)	14,700	17,052
Farmer Brothers Co. (a)	1,450	18,778
Flowers Foods, Inc.	33,331	770,946
Fresh Del Monte Produce, Inc.	5,234	178,532
Freshpet, Inc. (a) (b)	5,900	293,643
Hain Celestial Group, Inc. (a) (b)	15,201	326,441
Hostess Brands, Inc. (a)	19,700	275,505
Ingredion, Inc.	11,352	927,912
J&J Snack Foods Corp.	2,583	495,936
John B Sanfilippo & Son, Inc.	1,378	133,115
Lancaster Colony Corp.	3,113	431,617
Security Description	Shares	Value
Landec Corp. (a)	4,000	$ 43,480
Limoneira Co.	2,300	42,228
Pilgrim's Pride Corp. (a)	8,900	285,201
Post Holdings, Inc. (a)	11,035	1,167,944
Sanderson Farms, Inc. (b)	3,321	502,567
Seaboard Corp.	43	188,125
Seneca Foods Corp. Class A (a)	1,049	32,708
Simply Good Foods Co. (a)	12,000	347,880
Tootsie Roll Industries, Inc. (b)	2,569	95,413
TreeHouse Foods, Inc. (a)	9,581	531,266
		10,002,679
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	2,638	251,454
National Fuel Gas Co.	13,970	655,472
New Jersey Resources Corp.	15,144	684,812
Northwest Natural Holding Co.	5,160	368,114
ONE Gas, Inc.	8,887	854,130
RGC Resources, Inc.	1,100	32,164
South Jersey Industries, Inc. (b)	15,862	522,018
Southwest Gas Holdings, Inc.	9,039	822,911
Spire, Inc.	8,439	736,218
UGI Corp.	35,432	1,781,167
		6,708,460
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Accuray, Inc. (a)	13,600	37,672
Alphatec Holdings, Inc. (a)	6,300	31,626
AngioDynamics, Inc. (a)	5,700	104,994
Antares Pharma, Inc. (a)	25,700	85,966
Apyx Medical Corp. (a)	5,200	35,204
AtriCure, Inc. (a)	6,100	152,134
Atrion Corp.	225	175,313
Avanos Medical, Inc. (a)	8,100	303,426
Avedro, Inc. (a)	1,300	29,510
AxoGen, Inc. (a) (b)	5,300	66,144
Axonics Modulation Technologies, Inc. (a) (b)	2,400	64,608
BioLife Solutions, Inc. (a) (b)	1,000	16,625
BioSig Technologies, Inc. (a) (b)	2,400	19,800
Cantel Medical Corp.	6,148	459,870
Cardiovascular Systems, Inc. (a)	5,850	277,992
Cerus Corp. (a) (b)	21,700	111,863
Conformis, Inc. (a) (b)	10,000	18,600
CONMED Corp.	4,548	437,290
Corindus Vascular Robotics, Inc. (a)	14,300	61,204
CryoLife, Inc. (a)	6,100	165,615
CryoPort, Inc. (a) (b)	5,700	93,223
Cutera, Inc. (a)	2,200	64,306
CytoSorbents Corp. (a) (b)	4,400	22,132
DexCom, Inc. (a)	15,413	2,300,236
ElectroCore LLC (a) (b)	1,900	4,161
GenMark Diagnostics, Inc. (a) (b)	9,900	59,994
Glaukos Corp. (a) (b)	6,068	379,311
Globus Medical, Inc. Class A (a)	12,932	661,084
Haemonetics Corp. (a)	8,661	1,092,499

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Heska Corp. (a)	1,102	$ 78,099
Hill-Rom Holdings, Inc.	11,376	1,197,096
ICU Medical, Inc. (a)	3,298	526,361
Inogen, Inc. (a)	2,892	138,556
Insulet Corp. (a) (b)	10,100	1,665,793
Integer Holdings Corp. (a)	5,492	414,976
Integra LifeSciences Holdings Corp. (a)	12,093	726,427
IntriCon Corp. (a) (b)	1,100	21,384
Invacare Corp. (b)	5,000	37,500
iRadimed Corp. (a) (b)	1,000	21,020
iRhythm Technologies, Inc. (a) (b)	4,100	303,851
Lantheus Holdings, Inc. (a)	6,500	162,922
LeMaitre Vascular, Inc.	2,600	88,868
LivaNova PLC (a)	8,250	608,767
Masimo Corp. (a)	7,977	1,186,898
Meridian Bioscience, Inc.	6,500	61,685
Merit Medical Systems, Inc. (a)	8,900	271,094
Mesa Laboratories, Inc. (b)	628	149,320
Misonix, Inc. (a)	1,100	22,110
Natus Medical, Inc. (a)	5,534	176,203
Neogen Corp. (a)	8,610	586,427
Neuronetics, Inc. (a)	2,000	16,620
Nevro Corp. (a)	5,097	438,189
Novocure, Ltd. (a)	14,722	1,100,911
NuVasive, Inc. (a)	8,880	562,814
OraSure Technologies, Inc. (a)	9,800	73,206
Orthofix Medical, Inc. (a)	2,886	153,016
OrthoPediatrics Corp. (a) (b)	1,400	49,364
Penumbra, Inc. (a) (b)	5,287	711,049
Pulse Biosciences, Inc. (a) (b)	1,600	24,704
Quidel Corp. (a)	5,900	361,965
Rockwell Medical, Inc. (a) (b)	10,200	28,152
RTI Surgical Holdings, Inc. (a)	8,500	24,225
SeaSpine Holdings Corp. (a)	2,300	28,083
Senseonics Holdings, Inc. (a) (b)	17,000	16,805
Shockwave Medical, Inc. (a)	1,000	29,930
SI-BONE, Inc. (a) (b)	2,500	44,175
Sientra, Inc. (a) (b)	7,500	48,600
Silk Road Medical, Inc. (a)	2,200	71,566
Solition, Inc. (a) (b)	300	3,207
STAAR Surgical Co. (a) (b)	7,800	201,084
STERIS PLC	14,215	2,053,925
Surmodics, Inc. (a)	2,200	100,628
Tactile Systems Technology, Inc. (a) (b)	2,900	122,728
Tandem Diabetes Care, Inc. (a)	9,591	565,677
TransEnterix, Inc. (a)	26,200	16,239
TransMedics Group, Inc. (a) (b)	1,000	23,750
Utah Medical Products, Inc.	537	51,466
Vapotherm, Inc. (a)	3,300	31,251
Varex Imaging Corp. (a)	6,600	188,364
ViewRay, Inc. (a) (b)	11,000	31,900
West Pharmaceutical Services, Inc.	12,427	1,762,397
Wright Medical Group NV (a)	21,109	435,479
Security Description	Shares	Value
Zynex, Inc. (b)	2,400	$ 22,824
		25,172,052
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Acadia Healthcare Co., Inc. (a) (b)	14,882	462,533
Addus HomeCare Corp. (a)	1,667	132,160
Amedisys, Inc. (a)	5,205	681,907
American Renal Associates Holdings, Inc. (a)	2,900	18,328
AMN Healthcare Services, Inc. (a)	7,748	445,975
Apollo Medical Holdings, Inc. (a) (b)	4,500	79,290
Avalon GloboCare Corp. (a)	3,400	6,358
BioTelemetry, Inc. (a)	5,700	232,161
Brookdale Senior Living, Inc. (a)	30,562	231,660
Catasys, Inc. (a) (b)	1,100	17,336
Chemed Corp.	2,677	1,117,835
Community Health Systems, Inc. (a) (b)	12,967	46,681
CorVel Corp. (a)	1,394	105,526
Covetrus, Inc. (a) (b)	15,800	187,862
Cross Country Healthcare, Inc. (a)	5,700	58,710
Diplomat Pharmacy, Inc. (a)	8,863	43,429
Encompass Health Corp.	16,703	1,056,966
Ensign Group, Inc.	8,570	406,475
Enzo Biochem, Inc. (a)	7,000	25,200
Genesis Healthcare, Inc. (a) (b)	9,100	10,101
Guardant Health, Inc. (a)	6,200	395,746
Hanger, Inc. (a)	6,000	122,280
HealthEquity, Inc. (a)	11,563	660,768
Joint Corp (a)	2,000	37,220
LHC Group, Inc. (a)	5,158	585,742
Magellan Health, Inc. (a)	3,785	235,048
MEDNAX, Inc. (a)	13,774	311,568
Molina Healthcare, Inc. (a)	10,587	1,161,606
National HealthCare Corp.	1,958	160,262
National Research Corp. Class A	1,900	109,725
Option Care Health, Inc. (a)	18,500	59,200
Owens & Minor, Inc. (b)	9,738	56,578
Patterson Cos., Inc. (b)	14,400	256,608
PetIQ, Inc. (a) (b)	3,000	81,780
Premier, Inc. Class A (a)	8,445	244,229
Providence Service Corp. (a)	1,800	107,028
R1 RCM, Inc. (a)	17,200	153,596
RadNet, Inc. (a)	6,680	95,925
Select Medical Holdings Corp. (a)	18,000	298,260
Surgery Partners, Inc. (a) (b)	3,800	28,063
Tenet Healthcare Corp. (a)	16,969	375,354
Tivity Health, Inc. (a) (b)	7,537	125,340
Triple-S Management Corp. Class B (a)	3,457	46,324
US Physical Therapy, Inc.	2,100	274,155
		11,348,898
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	27,445	301,346

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Castlight Health, Inc. Class B (a)	15,800	$ 22,278
Change Healthcare, Inc. (a)	8,000	96,640
Computer Programs & Systems, Inc.	2,023	45,740
Evolent Health, Inc. Class A (a) (b)	12,300	88,437
Health Catalyst, Inc. (a) (b)	1,300	41,132
HealthStream, Inc. (a)	4,100	106,149
HMS Holdings Corp. (a)	14,341	494,263
Inovalon Holdings, Inc. Class A (a) (b)	11,800	193,402
Inspire Medical Systems, Inc. (a)	2,300	140,346
Livongo Health, Inc. (a) (b)	2,400	41,856
Medidata Solutions, Inc. (a)	10,269	939,614
NextGen Healthcare, Inc. (a)	8,700	136,329
Omnicell, Inc. (a)	6,864	496,061
OptimizeRx Corp. (a)	1,900	27,512
Phreesia, Inc. (a) (b)	1,700	41,208
Simulations Plus, Inc.	1,900	65,930
Tabula Rasa HealthCare, Inc. (a) (b)	3,400	186,796
Teladoc Health, Inc. (a) (b)	12,092	818,870
Veeva Systems, Inc. Class A (a)	22,021	3,362,386
Vocera Communications, Inc. (a) (b)	5,134	126,553
		7,772,848
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	41,551	1,810,793
BBX Capital Corp.	9,600	44,832
Biglari Holdings, Inc. Class B (a)	126	13,734
BJ's Restaurants, Inc.	3,406	132,289
Bloomin' Brands, Inc.	15,400	291,522
Bluegreen Vacations Corp. (b)	900	8,388
Boyd Gaming Corp.	13,898	332,857
Brinker International, Inc. (b)	6,130	261,567
Caesars Entertainment Corp. (a)	96,950	1,130,437
Carrols Restaurant Group, Inc. (a)	5,100	42,279
Century Casinos, Inc. (a)	4,000	30,920
Cheesecake Factory, Inc. (b)	7,155	298,220
Choice Hotels International, Inc. (b)	5,649	502,535
Churchill Downs, Inc.	5,970	737,026
Chuy's Holdings, Inc. (a)	2,700	66,852
Cracker Barrel Old Country Store, Inc. (b)	3,264	530,890
Dave & Buster's Entertainment, Inc. (b)	6,248	243,360
Del Taco Restaurants, Inc. (a)	4,800	49,080
Denny's Corp. (a)	9,600	218,544
Dine Brands Global, Inc. (b)	2,695	204,443
Domino's Pizza, Inc.	7,002	1,712,619
Drive Shack, Inc. (a)	9,000	38,790
Dunkin' Brands Group, Inc.	14,046	1,114,691
El Pollo Loco Holdings, Inc. (a) (b)	3,100	33,976
Eldorado Resorts, Inc. (a) (b)	11,200	446,544
Empire Resorts, Inc. (a) (b)	400	3,852
Everi Holdings, Inc. (a)	10,700	90,522
Extended Stay America, Inc.	31,200	456,768
Fiesta Restaurant Group, Inc. (a)	3,499	36,460
Golden Entertainment, Inc. (a) (b)	2,700	35,883
Habit Restaurants, Inc. Class A (a)	3,000	26,220
Security Description	Shares	Value
Hilton Grand Vacations, Inc. (a)	15,241	$ 487,712
Hyatt Hotels Corp. Class A	6,229	458,890
Inspired Entertainment, Inc. (a) (b)	1,400	10,066
International Game Technology PLC (b)	16,301	231,637
International Speedway Corp. Class A	4,006	180,310
J Alexander's Holdings, Inc. (a)	2,069	24,249
Jack in the Box, Inc.	4,280	389,994
Kura Sushi USA, Inc. Class A (a)	600	11,772
Las Vegas Sands Corp.	57,804	3,338,759
Lindblad Expeditions Holdings, Inc. (a)	3,600	60,336
Marriott Vacations Worldwide Corp.	7,255	751,690
Monarch Casino & Resort, Inc. (a)	1,800	75,042
Nathan's Famous, Inc.	400	28,740
Noodles & Co. (a) (b)	4,500	25,470
Papa John's International, Inc. (b)	3,810	199,453
Penn National Gaming, Inc. (a)	18,914	352,273
Planet Fitness, Inc. Class A (a)	14,185	820,886
PlayAGS, Inc. (a)	4,200	43,176
Potbelly Corp. (a)	3,400	14,824
RCI Hospitality Holdings, Inc.	1,400	28,952
Red Lion Hotels Corp. (a)	3,800	24,624
Red Robin Gourmet Burgers, Inc. (a)	1,936	64,391
Red Rock Resorts, Inc. Class A	11,586	235,254
Ruth's Hospitality Group, Inc.	4,500	91,867
Scientific Games Corp. Class A (a) (b)	9,200	187,220
SeaWorld Entertainment, Inc. (a)	8,090	212,929
Shake Shack, Inc. Class A (a)	4,930	483,337
Six Flags Entertainment Corp.	13,658	693,690
Target Hospitality Corp. (a) (b)	5,100	34,731
Texas Roadhouse, Inc.	11,241	590,377
Twin River Worldwide Holdings, Inc. (b)	3,292	75,156
Vail Resorts, Inc.	6,787	1,544,450
Wendy's Co.	31,758	634,525
Wingstop, Inc.	4,870	425,054
Wyndham Destinations, Inc.	15,400	708,708
Wyndham Hotels & Resorts, Inc.	16,351	846,001
Yum China Holdings, Inc.	61,424	2,790,492
		28,123,930
HOUSEHOLD DURABLES — 1.1%
Bassett Furniture Industries, Inc.	1,500	22,950
Beazer Homes USA, Inc. (a)	4,600	68,540
Cavco Industries, Inc. (a)	1,495	287,175
Century Communities, Inc. (a)	4,115	126,042
Ethan Allen Interiors, Inc.	3,800	72,580
Flexsteel Industries, Inc.	1,200	17,784
GoPro, Inc. Class A (a) (b)	20,700	107,330
Green Brick Partners, Inc. (a)	3,600	38,520
Hamilton Beach Brands Holding Co. Class A	782	12,645
Helen of Troy, Ltd. (a)	4,244	669,109
Hooker Furniture Corp.	1,700	36,448

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Installed Building Products, Inc. (a)	3,700	$ 212,158
iRobot Corp. (a) (b)	4,500	277,515
KB Home	14,400	489,600
La-Z-Boy, Inc.	7,333	246,316
Legacy Housing Corp. (a)	700	11,340
LGI Homes, Inc. (a) (b)	3,300	274,956
Lifetime Brands, Inc.	1,500	13,275
Lovesac Co. (a) (b)	1,500	28,005
M/I Homes, Inc. (a)	4,700	176,955
MDC Holdings, Inc.	8,471	365,100
Meritage Homes Corp. (a)	6,258	440,250
NVR, Inc. (a)	10	37,174
Purple Innovation, Inc. (a) (b)	500	3,765
Roku, Inc. (a) (b)	14,500	1,475,520
Skyline Champion Corp. (a)	8,800	264,792
Sonos, Inc. (a)	11,700	156,897
Taylor Morrison Home Corp. Class A (a)	18,200	472,108
Tempur Sealy International, Inc. (a)	7,849	605,943
Toll Brothers, Inc.	22,383	918,822
TopBuild Corp. (a)	5,652	545,022
TRI Pointe Group, Inc. (a)	23,383	351,680
Tupperware Brands Corp.	7,681	121,897
Universal Electronics, Inc. (a)	2,139	108,875
William Lyon Homes Class A (a)	4,900	99,764
ZAGG, Inc. (a) (b)	4,000	25,080
		9,181,932
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,500	43,845
Central Garden & Pet Co. Class A (a)	6,800	188,530
Energizer Holdings, Inc. (b)	10,612	462,471
Oil-Dri Corp. of America	1,048	35,695
Spectrum Brands Holdings, Inc.	7,167	377,844
WD-40 Co. (b)	2,357	432,604
		1,540,989
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantic Power Corp. (a) (b)	16,100	37,674
Clearway Energy, Inc. Class A	5,500	95,370
Clearway Energy, Inc. Class C	12,800	233,600
Ormat Technologies, Inc.	6,642	493,434
Pattern Energy Group, Inc. Class A	14,811	398,860
Sunnova Energy International, Inc. (a) (b)	3,000	32,250
TerraForm Power, Inc. Class A	12,059	219,775
Vistra Energy Corp.	72,005	1,924,694
		3,435,657
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	9,581	1,394,419
Raven Industries, Inc.	5,900	197,414
		1,591,833
INSURANCE — 4.2%
Alleghany Corp. (a)	2,381	1,899,467
Ambac Financial Group, Inc. (a)	7,500	146,625
Security Description	Shares	Value
American Equity Investment Life Holding Co.	15,472	$ 374,422
American Financial Group, Inc.	12,544	1,352,870
American National Insurance Co.	1,235	152,807
AMERISAFE, Inc.	3,081	203,685
Arch Capital Group, Ltd. (a)	65,083	2,732,184
Argo Group International Holdings, Ltd.	5,460	383,510
Assured Guaranty, Ltd.	16,319	725,543
Athene Holding, Ltd. Class A (a)	25,701	1,080,984
Axis Capital Holdings, Ltd.	14,099	940,685
Brighthouse Financial, Inc. (a)	19,173	775,931
Brown & Brown, Inc.	40,102	1,446,078
Citizens, Inc. (a)	7,300	50,151
CNA Financial Corp.	4,691	231,032
CNO Financial Group, Inc.	25,979	411,248
Crawford & Co. Class A	2,600	28,288
Donegal Group, Inc. Class A	1,400	20,524
eHealth, Inc. (a)	3,900	260,481
Employers Holdings, Inc.	5,100	222,258
Enstar Group, Ltd. (a)	1,951	370,534
Erie Indemnity Co. Class A (b)	4,116	764,135
FBL Financial Group, Inc. Class A	1,526	90,812
FedNat Holding Co.	1,700	23,783
Fidelity National Financial, Inc.	44,840	1,991,344
First American Financial Corp.	18,548	1,094,518
Genworth Financial, Inc. Class A (a)	85,800	377,520
Global Indemnity, Ltd.	1,254	31,312
Goosehead Insurance, Inc. Class A (b)	1,800	88,830
Greenlight Capital Re, Ltd. Class A (a) (b)	4,300	45,150
Hallmark Financial Services, Inc. (a)	2,041	39,044
Hanover Insurance Group, Inc.	6,690	906,763
HCI Group, Inc.	1,045	43,932
Health Insurance Innovations, Inc. Class A (a) (b)	1,900	47,367
Heritage Insurance Holdings, Inc.	4,200	62,790
Horace Mann Educators Corp.	6,900	319,677
Independence Holding Co.	700	27,013
Investors Title Co.	242	38,744
James River Group Holdings, Ltd.	4,900	251,076
Kemper Corp.	10,568	823,776
Kinsale Capital Group, Inc.	3,400	351,254
Markel Corp. (a)	2,301	2,719,552
MBIA, Inc. (a)	13,700	126,451
Mercury General Corp.	4,737	264,704
National General Holdings Corp.	10,999	253,197
National Western Life Group, Inc. Class A	396	106,275
NI Holdings, Inc. (a)	1,500	25,710
Old Republic International Corp.	48,062	1,132,821
Palomar Holdings, Inc. (a) (b)	900	35,478
Primerica, Inc.	7,157	910,585
ProAssurance Corp.	8,831	355,624
ProSight Global, Inc. (a)	2,000	38,720
Protective Insurance Corp. Class B	1,400	24,430

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Reinsurance Group of America, Inc.	10,616	$ 1,697,286
RenaissanceRe Holdings, Ltd.	7,423	1,435,979
RLI Corp.	6,718	624,169
Safety Insurance Group, Inc.	2,438	247,043
Selective Insurance Group, Inc.	9,998	751,750
State Auto Financial Corp.	2,700	87,453
Stewart Information Services Corp.	3,849	149,303
Third Point Reinsurance, Ltd. (a)	11,800	117,882
Tiptree, Inc.	3,900	28,392
Trupanion, Inc. (a) (b)	4,469	113,602
United Fire Group, Inc.	3,498	164,336
United Insurance Holdings Corp.	3,000	41,970
Universal Insurance Holdings, Inc.	5,000	149,950
Watford Holdings, Ltd. (a) (b)	3,200	86,240
White Mountains Insurance Group, Ltd.	501	541,080
WR Berkley Corp.	24,450	1,766,024
		35,224,153
INTERACTIVE MEDIA & SERVICES — 0.7%
Care.com, Inc. (a)	3,200	33,440
Cargurus, Inc. (a) (b)	12,600	389,970
Cars.com, Inc. (a)	10,900	97,882
DHI Group, Inc. (a)	8,000	30,800
Eventbrite, Inc. Class A (a) (b)	5,700	100,947
EverQuote, Inc. Class A (a)	1,300	27,742
IAC/InterActiveCorp (a)	12,631	2,753,179
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,700	110,097
Match Group, Inc. (b)	9,400	671,536
Meet Group, Inc. (a)	11,300	37,008
QuinStreet, Inc. (a) (b)	7,000	88,130
Travelzoo (a)	600	6,414
TrueCar, Inc. (a)	17,766	60,404
Yelp, Inc. (a)	12,491	434,062
Zillow Group, Inc. Class A (a) (b)	9,383	277,221
Zillow Group, Inc. Class C (a) (b)	20,583	613,785
		5,732,617
INTERNET & DIRECT MARKETING RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	4,200	62,139
Duluth Holdings, Inc. Class B (a) (b)	1,699	14,408
Etsy, Inc. (a) (b)	20,361	1,150,396
Groupon, Inc. (a)	79,022	210,198
GrubHub, Inc. (a) (b)	15,564	874,852
Lands' End, Inc. (a) (b)	1,600	18,152
Leaf Group, Ltd. (a)	2,500	10,500
Liquidity Services, Inc. (a)	3,800	28,120
PetMed Express, Inc. (b)	3,000	54,060
Quotient Technology, Inc. (a)	12,800	100,096
Qurate Retail, Inc. Class A (a)	64,716	667,546
RealReal, Inc. (a) (b)	2,900	64,844
Rubicon Project, Inc. (a)	7,500	65,325
Shutterstock, Inc. (a)	2,950	106,554
Stamps.com, Inc. (a)	2,784	207,269
Stitch Fix, Inc. Class A (a) (b)	6,700	128,975
Security Description	Shares	Value
Waitr Holdings, Inc. (a) (b)	8,200	$ 10,537
Wayfair, Inc. Class A (a) (b)	10,591	1,187,463
		4,961,434
IT SERVICES — 3.7%
Amdocs, Ltd.	22,783	1,506,184
Black Knight, Inc. (a)	24,466	1,493,894
Booz Allen Hamilton Holding Corp.	23,146	1,643,829
Brightcove, Inc. (a)	6,026	63,152
CACI International, Inc. Class A (a)	4,191	969,211
Carbonite, Inc. (a)	5,300	82,097
Cardtronics PLC Class A (a)	6,228	188,335
Cass Information Systems, Inc.	2,260	122,017
Conduent, Inc. (a)	30,400	189,088
CoreLogic, Inc. (a)	13,800	638,526
CSG Systems International, Inc.	5,700	294,576
Endurance International Group Holdings, Inc. (a)	11,135	41,756
EPAM Systems, Inc. (a)	8,864	1,616,084
Euronet Worldwide, Inc. (a)	8,463	1,238,137
EVERTEC, Inc.	10,100	315,322
Evo Payments, Inc. Class A (a) (b)	5,900	165,908
Exela Technologies, Inc. (a) (b)	7,100	8,378
ExlService Holdings, Inc. (a)	5,737	384,149
Genpact, Ltd.	29,660	1,149,325
GoDaddy, Inc. Class A (a)	29,822	1,967,656
GTT Communications, Inc. (a) (b)	5,795	54,589
Hackett Group, Inc.	3,790	62,383
I3 Verticals, Inc. Class A (a)	2,800	56,336
Information Services Group, Inc. (a)	5,100	12,673
International Money Express, Inc. (a)	2,000	27,480
KBR, Inc.	24,126	592,052
Limelight Networks, Inc. (a)	18,700	56,661
LiveRamp Holdings, Inc. (a)	11,285	484,804
ManTech International Corp. Class A	4,558	325,487
MAXIMUS, Inc.	10,826	836,417
MongoDB, Inc. (a) (b)	7,000	843,360
NIC, Inc.	10,900	225,085
Okta, Inc. (a)	17,400	1,713,204
Paysign, Inc. (a) (b)	4,600	46,460
Perficient, Inc. (a)	5,300	204,474
Perspecta, Inc.	23,500	613,820
Presidio, Inc.	8,200	138,580
PRGX Global, Inc. (a)	3,100	15,965
Priority Technology Holdings, Inc. (a)	1,000	4,820
Sabre Corp.	46,835	1,048,870
Science Applications International Corp.	10,082	880,663
Square, Inc. Class A (a) (b)	57,563	3,566,028
StarTek, Inc. (a)	2,500	16,175
Switch, Inc. Class A (b)	10,500	164,010
Sykes Enterprises, Inc. (a)	6,453	197,720
TTEC Holdings, Inc.	2,400	114,912
Tucows, Inc. Class A (a) (b)	1,500	81,240
Twilio, Inc. Class A (a) (b)	20,282	2,230,209
Unisys Corp. (a) (b)	7,900	58,697

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Verra Mobility Corp. (a) (b)	19,100	$ 274,085
Virtusa Corp. (a)	4,800	172,896
WEX, Inc. (a)	7,359	1,487,033
		30,684,812
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	5,600	147,840
American Outdoor Brands Corp. (a)	8,388	49,070
Brunswick Corp.	14,438	752,509
Callaway Golf Co.	16,012	310,793
Clarus Corp.	3,700	43,382
Escalade, Inc.	1,700	18,513
Johnson Outdoors, Inc. Class A	800	46,848
Malibu Boats, Inc. Class A (a)	3,200	98,176
Marine Products Corp.	987	13,976
MasterCraft Boat Holdings, Inc. (a)	2,800	41,790
Mattel, Inc. (a) (b)	57,500	654,925
Polaris, Inc.	9,793	861,882
Sturm Ruger & Co., Inc. (b)	2,665	111,290
Vista Outdoor, Inc. (a)	8,921	55,221
YETI Holdings, Inc. (a) (b)	4,900	137,200
		3,343,415
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Accelerate Diagnostics, Inc. (a) (b)	4,800	89,136
Adaptive Biotechnologies Corp. (a)	2,700	83,430
Avantor, Inc. (a)	40,100	589,470
Bio-Rad Laboratories, Inc. Class A (a)	3,564	1,185,885
Bio-Techne Corp.	6,302	1,233,112
Bruker Corp.	17,108	751,554
Cambrex Corp. (a)	5,700	339,150
Charles River Laboratories International, Inc. (a)	8,100	1,072,197
ChromaDex Corp. (a) (b)	6,100	24,004
Codexis, Inc. (a) (b)	9,500	130,292
Fluidigm Corp. (a)	10,744	49,745
Luminex Corp.	7,100	146,615
Medpace Holdings, Inc. (a)	4,700	394,988
NanoString Technologies, Inc. (a)	5,200	112,268
NeoGenomics, Inc. (a)	16,100	307,832
Pacific Biosciences of California, Inc. (a)	22,700	117,132
Personalis, Inc. (a)	2,000	29,350
PRA Health Sciences, Inc. (a)	10,594	1,051,243
QIAGEN NV (a)	37,681	1,242,343
Quanterix Corp. (a)	2,500	54,900
Syneos Health, Inc. (a)	10,394	553,065
		9,557,711
MACHINERY — 3.4%
Actuant Corp. Class A	9,800	215,012
AGCO Corp.	10,875	823,237
Alamo Group, Inc.	1,592	187,410
Albany International Corp. Class A	5,048	455,128
Allison Transmission Holdings, Inc.	18,912	889,810
Altra Industrial Motion Corp.	10,674	295,616
Security Description	Shares	Value
Astec Industries, Inc.	3,640	$ 113,204
Barnes Group, Inc.	8,114	418,196
Blue Bird Corp. (a)	2,392	45,532
Briggs & Stratton Corp.	6,100	36,966
Chart Industries, Inc. (a)	6,200	386,632
CIRCOR International, Inc. (a)	3,047	114,415
Colfax Corp. (a) (b)	15,727	457,027
Columbus McKinnon Corp.	3,800	138,434
Commercial Vehicle Group, Inc. (a)	4,800	34,608
Crane Co.	8,548	689,225
Donaldson Co., Inc.	21,779	1,134,250
Douglas Dynamics, Inc.	3,677	163,884
Eastern Co.	700	17,374
Energy Recovery, Inc. (a) (b)	6,600	61,149
EnPro Industries, Inc.	3,545	243,364
ESCO Technologies, Inc.	4,443	353,485
Evoqua Water Technologies Corp. (a)	12,400	211,048
Federal Signal Corp.	10,200	333,948
Franklin Electric Co., Inc.	7,649	365,699
Gardner Denver Holdings, Inc. (a)	21,967	621,446
Gates Industrial Corp. PLC (a) (b)	8,100	81,567
Gencor Industries, Inc. (a)	1,100	12,771
Gorman-Rupp Co.	2,700	93,933
Graco, Inc.	28,054	1,291,606
Graham Corp.	1,400	27,804
Greenbrier Cos., Inc.	5,294	159,455
Harsco Corp. (a)	12,991	246,309
Helios Technologies, Inc.	4,848	196,683
Hillenbrand, Inc.	10,199	314,945
Hurco Cos., Inc.	966	31,076
Hyster-Yale Materials Handling, Inc.	1,589	86,966
ITT, Inc.	14,988	917,116
John Bean Technologies Corp.	5,290	525,985
Kadant, Inc.	1,800	158,022
Kennametal, Inc.	13,617	418,587
LB Foster Co. Class A (a)	1,600	34,672
Lincoln Electric Holdings, Inc.	9,944	862,741
Lindsay Corp. (b)	1,770	164,345
Luxfer Holdings PLC	4,200	65,436
Lydall, Inc. (a)	2,700	67,257
Manitowoc Co., Inc (a)	5,575	69,688
Meritor, Inc. (a)	13,800	255,300
Middleby Corp. (a)	9,410	1,100,029
Milacron Holdings Corp. (a)	11,100	185,037
Miller Industries, Inc.	1,800	59,940
Mueller Industries, Inc.	9,184	263,397
Mueller Water Products, Inc. Class A	25,700	288,868
Navistar International Corp. (a)	8,200	230,502
NN, Inc. (b)	6,216	44,320
Nordson Corp.	9,789	1,431,739
Omega Flex, Inc.	500	51,125
Oshkosh Corp.	11,432	866,546
Park-Ohio Holdings Corp.	1,346	40,192
Proto Labs, Inc. (a)	4,603	469,966
RBC Bearings, Inc. (a)	4,094	679,236
REV Group, Inc. (b)	4,400	50,292

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Rexnord Corp. (a)	17,590	$ 475,809
Spartan Motors, Inc.	5,500	75,460
SPX Corp. (a)	7,200	288,072
SPX FLOW, Inc. (a)	7,200	284,112
Standex International Corp.	2,015	146,974
Tennant Co.	3,176	224,543
Terex Corp.	10,990	285,410
Timken Co.	11,392	495,666
Titan International, Inc.	7,400	19,980
Toro Co.	18,037	1,322,112
TriMas Corp. (a)	7,500	229,875
Trinity Industries, Inc.	17,469	343,790
Twin Disc, Inc. (a)	1,400	14,826
Wabash National Corp.	8,700	126,237
WABCO Holdings, Inc. (a)	8,661	1,158,409
Watts Water Technologies, Inc. Class A	4,583	429,565
Welbilt, Inc. (a) (b)	21,500	362,490
Woodward, Inc.	9,350	1,008,210
		27,941,092
MARINE — 0.2%
Costamare, Inc.	7,300	44,311
Eagle Bulk Shipping, Inc. (a) (b)	7,100	31,063
Genco Shipping & Trading, Ltd. (a)	2,400	22,080
Kirby Corp. (a)	10,140	833,102
Matson, Inc.	7,382	276,899
Safe Bulkers, Inc. (a) (b)	5,800	10,150
Scorpio Bulkers, Inc.	8,674	52,738
		1,270,343
MEDIA — 1.7%
Altice USA, Inc. Class A (a)	54,500	1,563,060
AMC Networks, Inc. Class A (a) (b)	7,286	358,180
Boston Omaha Corp. Class A (a) (b)	1,600	31,728
Cable One, Inc.	718	900,875
Cardlytics, Inc. (a) (b)	2,100	70,392
cbdMD, Inc. (a) (b)	1,500	5,940
Central European Media Enterprises, Ltd. Class A (a)	14,100	63,379
Clear Channel Outdoor Holding, Inc. (a)	5,500	13,860
comScore, Inc. (a)	7,600	14,516
Cumulus Media, Inc. Class A (a)	2,200	31,988
Daily Journal Corp. (a) (b)	159	39,362
Emerald Expositions Events, Inc.	3,600	35,028
Entercom Communications Corp. Class A (b)	19,900	66,466
Entravision Communications Corp. Class A	9,500	30,210
EW Scripps Co. Class A	8,600	114,208
Fluent, Inc. (a)	6,800	18,598
Gannett Co., Inc.	17,900	192,246
Gray Television, Inc. (a)	15,100	246,432
Hemisphere Media Group, Inc. (a)	2,700	32,994
John Wiley & Sons, Inc. Class A	7,550	331,747
Lee Enterprises, Inc. (a)	8,300	16,932
Security Description	Shares	Value
Liberty Broadband Corp. Class A (a)	4,144	$ 433,131
Liberty Broadband Corp. Class C (a)	17,903	1,873,907
Liberty Latin America, Ltd. Class A (a)	7,300	124,611
Liberty Latin America, Ltd. Class C (a)	19,400	331,643
Liberty Media Corp.-Liberty SiriusXM Class A (a)	14,104	586,303
Liberty Media Corp.-Liberty SiriusXM Class C (a)	26,070	1,093,897
Loral Space & Communications, Inc. (a)	2,000	82,800
Marchex, Inc. Class B (a)	5,400	16,956
MDC Partners, Inc. Class A (a)	8,800	24,816
Meredith Corp. (b)	6,601	241,993
MSG Networks, Inc. Class A (a)	9,321	151,187
National CineMedia, Inc.	12,200	100,040
New Media Investment Group, Inc. (b)	9,300	81,933
New York Times Co. Class A (b)	27,669	788,013
Nexstar Media Group, Inc. Class A	7,611	778,681
Saga Communications, Inc. Class A	644	19,159
Scholastic Corp.	5,095	192,387
Sinclair Broadcast Group, Inc. Class A	10,162	434,324
Sirius XM Holdings, Inc. (b)	235,928	1,475,730
TechTarget, Inc. (a)	3,600	81,090
TEGNA, Inc.	36,283	563,475
WideOpenWest, Inc. (a) (b)	4,400	27,104
Tribune Publishing Co.	2,400	20,592
		13,701,913
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	49,100	111,457
Alcoa Corp. (a)	31,821	638,647
Allegheny Technologies, Inc. (a) (b)	21,337	432,074
Carpenter Technology Corp.	7,855	405,789
Century Aluminum Co. (a)	7,600	50,426
Cleveland-Cliffs, Inc. (b)	47,842	345,419
Coeur Mining, Inc. (a)	37,800	181,818
Commercial Metals Co.	20,047	348,417
Compass Minerals International, Inc.	5,814	328,433
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	2,200	—
Gold Resource Corp.	11,200	34,160
Haynes International, Inc.	1,900	68,096
Hecla Mining Co.	80,737	142,097
Kaiser Aluminum Corp.	2,658	263,062
Materion Corp.	3,555	218,135
Mayville Engineering Co., Inc. (a)	1,000	13,190
Novagold Resources, Inc. (a)	38,300	232,481
Olympic Steel, Inc.	1,400	20,160
Ramaco Resources, Inc. (a)	500	1,868
Reliance Steel & Aluminum Co.	11,077	1,103,934
Royal Gold, Inc.	11,158	1,374,777
Ryerson Holding Corp. (a)	2,500	21,325

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Schnitzer Steel Industries, Inc. Class A	3,972	$ 82,062
Southern Copper Corp.	14,169	483,588
Steel Dynamics, Inc.	35,806	1,067,019
SunCoke Energy, Inc. (a)	15,600	87,984
Synalloy Corp.	1,300	20,735
TimkenSteel Corp. (a) (b)	5,900	37,111
United States Steel Corp. (b)	29,299	338,403
Warrior Met Coal, Inc.	8,500	165,920
Worthington Industries, Inc.	6,400	230,720
		8,849,307
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
AG Mortgage Investment Trust, Inc. REIT	5,100	77,265
AGNC Investment Corp. REIT	93,179	1,499,250
Annaly Capital Management, Inc. REIT	247,152	2,174,938
Anworth Mortgage Asset Corp. REIT	14,800	48,840
Apollo Commercial Real Estate Finance, Inc. REIT	25,540	489,602
Ares Commercial Real Estate Corp. REIT (b)	4,200	63,966
Arlington Asset Investment Corp. Class A (b)	5,700	31,293
ARMOUR Residential REIT, Inc. (b)	9,400	157,450
Blackstone Mortgage Trust, Inc. Class A REIT (b)	21,466	769,556
Capstead Mortgage Corp. REIT	15,510	113,998
Cherry Hill Mortgage Investment Corp. REIT (b)	2,400	31,440
Chimera Investment Corp. REIT	31,945	624,844
Colony Credit Real Estate, Inc. REIT	13,200	190,872
Dynex Capital, Inc. REIT (b)	3,600	53,208
Ellington Financial, Inc.	5,500	99,385
Exantas Capital Corp. REIT	4,475	50,881
Granite Point Mortgage Trust, Inc. REIT	8,982	168,323
Great Ajax Corp. REIT	2,400	37,200
Invesco Mortgage Capital, Inc. REIT	23,700	362,847
KKR Real Estate Finance Trust, Inc. REIT	4,000	78,120
Ladder Capital Corp. REIT	17,027	294,056
MFA Financial, Inc. REIT	75,036	552,265
New Residential Investment Corp. REIT	70,700	1,108,576
New York Mortgage Trust, Inc. REIT	38,800	236,292
Orchid Island Capital, Inc. REIT (b)	11,900	68,425
PennyMac Mortgage Investment Trust REIT	14,241	316,577
Ready Capital Corp. REIT	4,700	74,824
Redwood Trust, Inc. REIT	15,900	260,919
TPG RE Finance Trust, Inc. REIT	8,200	162,688
Two Harbors Investment Corp. REIT	45,257	594,224
Western Asset Mortgage Capital Corp. REIT	8,600	82,990
Security Description	Shares	Value
Starwood Property Trust, Inc. REIT	46,348	$ 1,122,549
		11,997,663
MULTI-UTILITIES — 0.4%
Avista Corp.	11,000	532,840
Black Hills Corp.	10,205	783,029
MDU Resources Group, Inc.	33,500	944,365
NorthWestern Corp.	8,655	649,558
Unitil Corp.	2,600	164,944
		3,074,736
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	6,320	154,840
Dillard's, Inc. Class A (b)	1,705	112,718
JC Penney Co., Inc. (a) (b)	47,800	42,489
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	8,995	527,467
		837,514
OIL, GAS & CONSUMABLE FUELS — 2.0%
Abraxas Petroleum Corp. (a)	23,800	12,079
Altus Midstream Co. Class A (a)	7,800	22,074
Amplify Energy Corp.	2,293	14,148
Antero Midstream Corp. (b)	36,900	273,060
Antero Resources Corp. (a) (b)	42,974	129,782
Arch Coal, Inc. Class A (b)	2,696	200,043
Ardmore Shipping Corp. (a)	5,000	33,450
Berry Petroleum Corp.	9,900	92,664
Bonanza Creek Energy, Inc. (a)	3,000	67,170
Brigham Minerals, Inc. Class A	2,500	49,750
California Resources Corp. (a) (b)	7,702	78,560
Callon Petroleum Co. (a) (b)	37,904	164,503
Carrizo Oil & Gas, Inc. (a) (b)	14,700	126,200
Centennial Resource Development, Inc. Class A (a)	28,964	130,772
Chaparral Energy, Inc. Class A (a) (b)	4,800	6,432
Cheniere Energy, Inc. (a)	39,547	2,493,834
Chesapeake Energy Corp. (a) (b)	221,544	312,377
Clean Energy Fuels Corp. (a)	20,400	42,126
CNX Resources Corp. (a)	32,100	233,046
Comstock Resources, Inc. (a) (b)	2,300	17,917
CONSOL Energy, Inc. (a)	4,350	67,991
Continental Resources, Inc. (a)	14,447	444,823
Contura Energy, Inc. (a)	3,000	83,880
CVR Energy, Inc.	4,900	215,747
Delek US Holdings, Inc.	13,008	472,190
Denbury Resources, Inc. (a) (b)	77,515	92,243
DHT Holdings, Inc.	13,996	86,075
Diamond Shipping, Inc. (a)	3,400	37,468
Dorian LPG, Ltd. (a)	4,358	45,149
Earthstone Energy, Inc. Class A (a)	2,700	8,775
Energy Fuels, Inc. (a) (b)	12,700	24,511
EQT Corp.	42,300	450,072
Equitrans Midstream Corp. (b)	33,940	493,827
Evolution Petroleum Corp.	3,800	22,192
Extraction Oil & Gas, Inc. (a) (b)	17,600	51,744

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Falcon Minerals Corp. (b)	6,000	$ 34,500
GasLog, Ltd.	6,400	82,240
Golar LNG, Ltd. (b)	15,698	203,917
Goodrich Petroleum Corp. (a)	1,100	11,693
Green Plains, Inc. (b)	6,047	64,068
Gulfport Energy Corp. (a)	27,500	74,525
Hallador Energy Co.	3,200	11,584
HighPoint Resources Corp. (a)	16,300	25,917
International Seaways, Inc. (a)	3,899	75,095
Isramco, Inc. (a)	96	11,778
Jagged Peak Energy, Inc. (a) (b)	10,800	78,408
Kosmos Energy, Ltd. (b)	62,500	390,000
Laredo Petroleum, Inc. (a)	31,100	74,951
Magnolia Oil & Gas Corp. Class A (a) (b)	17,700	196,470
Matador Resources Co. (a) (b)	18,400	304,152
Montage Resources Corp. (a) (b)	3,380	12,776
Murphy Oil Corp. (b)	27,400	605,814
NACCO Industries, Inc. Class A	641	40,966
NextDecade Corp. (a)	900	5,184
Nordic American Tankers, Ltd. (b)	21,040	45,446
Northern Oil and Gas, Inc. (a) (b)	51,900	101,724
Oasis Petroleum, Inc. (a)	52,800	182,688
Overseas Shipholding Group, Inc. Class A (a)	9,000	15,750
Panhandle Oil and Gas, Inc. Class A	2,300	32,154
Par Pacific Holdings, Inc. (a)	5,889	134,623
Parsley Energy, Inc. Class A	45,992	772,666
PBF Energy, Inc. Class A	19,852	539,776
PDC Energy, Inc. (a)	11,312	313,908
Peabody Energy Corp.	11,303	166,380
Penn Virginia Corp. (a)	2,200	63,954
PrimeEnergy Resources Corp. (a)	100	11,500
QEP Resources, Inc.	39,623	146,605
Range Resources Corp. (b)	34,500	131,790
Renewable Energy Group, Inc. (a) (b)	5,700	85,529
REX American Resources Corp. (a)	925	70,605
Ring Energy, Inc. (a)	8,500	13,940
Roan Resources, Inc. (a) (b)	5,600	6,888
Rosehill Resources, Inc. (a)	300	585
SandRidge Energy, Inc. (a)	4,500	21,150
Scorpio Tankers, Inc.	7,280	216,653
SemGroup Corp. Class A	13,129	214,528
Ship Finance International, Ltd. (b)	14,200	199,368
SilverBow Resources, Inc. (a)	1,100	10,659
SM Energy Co.	18,556	179,808
Southwestern Energy Co. (a) (b)	89,900	173,507
SRC Energy, Inc. (a)	40,000	186,400
Talos Energy, Inc. (a)	3,100	63,023
Targa Resources Corp.	38,918	1,563,336
Teekay Corp. (b)	10,843	43,372
Teekay Tankers, Ltd. Class A (a)	30,100	39,130
Tellurian, Inc. (a) (b)	14,800	123,062
Unit Corp. (a)	8,148	27,540
Uranium Energy Corp. (a) (b)	25,600	24,957
W&T Offshore, Inc. (a)	14,200	62,054
Security Description	Shares	Value
Whiting Petroleum Corp. (a) (b)	14,500	$ 116,435
World Fuel Services Corp.	10,949	437,303
WPX Energy, Inc. (a)	71,732	759,642
		16,699,150
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	6,800	221,612
Clearwater Paper Corp. (a)	2,579	54,468
Domtar Corp.	10,813	387,214
Louisiana-Pacific Corp.	20,802	511,313
Neenah, Inc.	2,746	178,820
PH Glatfelter Co.	7,000	107,730
Schweitzer-Mauduit International, Inc.	5,300	198,432
Verso Corp. Class A (a)	5,359	66,344
		1,725,933
PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co. (a)	8,979	291,728
elf Beauty, Inc. (a)	4,100	71,791
Herbalife Nutrition, Ltd. (a)	17,476	661,641
Inter Parfums, Inc.	2,900	202,913
Lifevantage Corp. (a)	2,200	30,140
Medifast, Inc. (b)	1,848	191,508
Nature's Sunshine Products, Inc. (a)	1,300	10,777
Nu Skin Enterprises, Inc. Class A	9,358	397,996
Revlon, Inc. Class A (a) (b)	1,200	28,188
USANA Health Sciences, Inc. (a)	2,145	146,697
Youngevity International, Inc. (a) (b)	1,300	5,811
		2,039,190
PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,200	26,840
Acer Therapeutics, Inc. (a) (b)	800	2,552
Aclaris Therapeutics, Inc. (a) (b)	5,558	6,003
Aerie Pharmaceuticals, Inc. (a) (b)	7,000	134,540
Akorn, Inc. (a)	14,944	56,787
Amneal Pharmaceuticals, Inc. (a) (b)	17,090	49,561
Amphastar Pharmaceuticals, Inc. (a)	6,100	120,963
ANI Pharmaceuticals, Inc. (a)	1,486	108,300
Arvinas Holding Co. LLC (a)	3,400	73,270
Assertio Therapeutics, Inc. (a)	9,300	11,904
Axsome Therapeutics, Inc. (a) (b)	4,200	85,008
BioDelivery Sciences International, Inc. (a)	12,700	53,467
Cara Therapeutics, Inc. (a) (b)	7,000	127,960
Catalent, Inc. (a)	24,699	1,177,154
Cerecor, Inc. (a) (b)	3,300	10,857
Chiasma, Inc. (a) (b)	5,700	28,215
Collegium Pharmaceutical, Inc. (a)	5,167	59,317
Corcept Therapeutics, Inc. (a) (b)	16,700	236,054
CorMedix, Inc. (a) (b)	3,700	23,606
Cymabay Therapeutics, Inc. (a)	12,100	61,952
Dermira, Inc. (a) (b)	9,100	58,149
Dova Pharmaceuticals, Inc. (a) (b)	1,400	39,130
Elanco Animal Health, Inc. (a)	63,500	1,688,465
Eloxx Pharmaceuticals, Inc. (a) (b)	3,400	15,368

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Endo International PLC (a) (b)	35,200	$ 112,992
Evofem Biosciences, Inc. (a) (b)	2,200	11,088
Evolus, Inc. (a) (b)	2,500	39,050
EyePoint Pharmaceuticals, Inc. (a) (b)	9,600	17,376
Horizon Therapeutics PLC (a)	31,324	852,953
Innoviva, Inc. (a)	10,900	114,886
Intersect ENT, Inc. (a)	4,900	83,349
Intra-Cellular Therapies, Inc. (a) (b)	7,056	52,708
Jazz Pharmaceuticals PLC (a)	9,418	1,206,823
Kala Pharmaceuticals, Inc. (a) (b)	4,800	18,264
Kaleido Biosciences, Inc. (a) (b)	800	6,024
Lannett Co., Inc. (a) (b)	6,197	69,406
Liquidia Technologies, Inc. (a)	3,200	11,392
Mallinckrodt PLC (a) (b)	13,000	31,330
Marinus Pharmaceuticals, Inc. (a) (b)	7,500	11,550
Menlo Therapeutics, Inc. (a)	1,500	6,720
MyoKardia, Inc. (a) (b)	7,500	391,125
NGM Biopharmaceuticals, Inc. (a) (b)	1,000	13,850
Ocular Therapeutix, Inc. (a) (b)	5,600	17,024
Odonate Therapeutics, Inc. (a)	2,200	57,266
Omeros Corp. (a) (b)	7,700	125,741
Optinose, Inc. (a) (b)	4,000	28,000
Osmotica Pharmaceuticals PLC (a) (b)	1,300	4,992
Pacira BioSciences, Inc. (a)	6,737	256,478
Paratek Pharmaceuticals, Inc. (a) (b)	4,700	20,304
Phibro Animal Health Corp. Class A	3,200	68,256
Prestige Consumer Healthcare, Inc. (a) (b)	9,016	312,765
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,300	264,957
resTORbio, Inc. (a) (b)	2,300	20,332
Revance Therapeutics, Inc. (a)	7,600	98,800
SIGA Technologies, Inc. (a) (b)	10,200	52,224
Strongbridge Biopharma PLC (a)	5,600	13,384
Supernus Pharmaceuticals, Inc. (a)	8,600	236,328
TherapeuticsMD, Inc. (a) (b)	35,000	127,050
Theravance Biopharma, Inc. (a) (b)	7,304	142,282
Tricida, Inc. (a) (b)	3,400	104,958
Verrica Pharmaceuticals, Inc. (a) (b)	1,700	25,092
WaVe Life Sciences, Ltd. (a) (b)	3,610	74,113
Xeris Pharmaceuticals, Inc. (a) (b)	4,200	41,286
Zogenix, Inc. (a) (b)	7,269	291,051
Zynerba Pharmaceuticals, Inc. (a) (b)	3,200	24,192
		9,713,183
PROFESSIONAL SERVICES — 1.5%
Acacia Research Corp. (a)	7,700	20,636
ASGN, Inc. (a)	8,486	533,430
Barrett Business Services, Inc.	1,139	101,166
BG Staffing, Inc.	1,600	30,576
CBIZ, Inc. (a)	9,000	211,500
CoStar Group, Inc. (a)	6,056	3,592,419
CRA International, Inc.	1,200	50,364
Exponent, Inc.	8,850	618,615
Security Description	Shares	Value
Forrester Research, Inc.	1,600	$ 51,424
Franklin Covey Co. (a)	1,483	51,905
FTI Consulting, Inc. (a)	6,200	657,138
GP Strategies Corp. (a)	1,900	24,396
Heidrick & Struggles International, Inc.	2,900	79,170
Huron Consulting Group, Inc. (a)	3,920	240,453
ICF International, Inc.	3,002	253,579
InnerWorkings, Inc. (a)	6,900	30,567
Insperity, Inc.	6,610	651,878
Kelly Services, Inc. Class A	5,300	128,366
Kforce, Inc.	3,600	136,206
Korn Ferry	9,355	361,477
ManpowerGroup, Inc.	10,216	860,596
Mistras Group, Inc. (a)	2,887	47,347
Navigant Consulting, Inc.	6,700	187,265
Resources Connection, Inc.	5,300	90,047
TransUnion	31,764	2,576,378
TriNet Group, Inc. (a)	7,400	460,206
TrueBlue, Inc. (a)	6,500	137,150
Upwork, Inc. (a) (b)	9,400	125,067
Willdan Group, Inc. (a)	1,500	52,620
		12,361,941
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a) (b)	1,600	32,352
American Realty Investors, Inc. (a)	300	4,614
Consolidated-Tomoka Land Co.	823	53,989
Cushman & Wakefield PLC (a) (b)	17,700	327,981
Essential Properties Realty Trust, Inc. REIT	12,600	288,666
eXp World Holdings, Inc. (a) (b)	2,500	20,950
Forestar Group, Inc. (a) (b)	1,551	28,352
FRP Holdings, Inc. (a)	1,045	50,181
Griffin Industrial Realty, Inc.	100	3,795
Howard Hughes Corp. (a)	6,841	886,594
Jones Lang LaSalle, Inc.	8,850	1,230,681
Kennedy-Wilson Holdings, Inc.	20,242	443,705
Marcus & Millichap, Inc. (a)	3,600	127,764
Maui Land & Pineapple Co., Inc. (a)	700	7,616
Newmark Group, Inc. Class A	23,561	213,463
Rafael Holdings, Inc. Class B (a)	1,600	33,536
RE/MAX Holdings, Inc. Class A	2,800	90,048
Realogy Holdings Corp. (b)	18,661	124,655
Redfin Corp. (a) (b)	15,200	255,968
RMR Group, Inc. Class A	2,346	106,696
St. Joe Co. (a) (b)	5,500	94,215
Stratus Properties, Inc. (a)	900	26,433
Tejon Ranch Co. (a)	3,100	52,607
Transcontinental Realty Investors, Inc. (a)	207	6,427
		4,511,288
ROAD & RAIL — 1.0%
AMERCO	1,513	590,131

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
ArcBest Corp.	4,000	$ 121,800
Avis Budget Group, Inc. (a)	10,202	288,309
Covenant Transportation Group, Inc. Class A (a)	1,800	29,592
Daseke, Inc. (a) (b)	6,100	15,250
Genesee & Wyoming, Inc. Class A (a)	9,524	1,052,497
Heartland Express, Inc.	7,500	161,325
Hertz Global Holdings, Inc. (a)	21,730	300,743
Knight-Swift Transportation Holdings, Inc. (b)	20,671	750,357
Landstar System, Inc.	6,625	745,842
Lyft, Inc. Class A (a) (b)	5,900	240,956
Marten Transport, Ltd.	6,255	129,979
Old Dominion Freight Line, Inc.	11,002	1,870,010
PAM Transportation Services, Inc. (a)	350	20,688
Roadrunner Transportation Systems, Inc. (a) (b)	600	6,216
Ryder System, Inc.	8,845	457,906
Saia, Inc. (a)	4,300	402,910
Schneider National, Inc. Class B	9,700	210,684
Uber Technologies, Inc. (a) (b)	31,200	950,664
Universal Logistics Holdings, Inc.	1,200	27,936
US Xpress Enterprises, Inc. Class A (a) (b)	3,100	14,942
Werner Enterprises, Inc.	7,800	275,340
YRC Worldwide, Inc. (a) (b)	4,900	14,798
		8,678,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Adesto Technologies Corp. (a) (b)	3,900	33,384
Advanced Energy Industries, Inc. (a)	6,300	361,683
Alpha & Omega Semiconductor, Ltd. (a)	3,087	37,908
Ambarella, Inc. (a)	5,280	331,769
Amkor Technology, Inc. (a)	16,452	149,713
Axcelis Technologies, Inc. (a)	5,075	86,732
AXT, Inc. (a)	5,700	20,292
Brooks Automation, Inc.	12,000	444,360
Cabot Microelectronics Corp.	4,812	679,503
CEVA, Inc. (a)	3,600	107,496
Cirrus Logic, Inc. (a)	9,740	521,869
Cohu, Inc.	6,191	83,609
Cree, Inc. (a)	17,615	863,135
Cypress Semiconductor Corp.	62,685	1,463,068
Diodes, Inc. (a)	7,092	284,744
DSP Group, Inc. (a)	3,400	47,889
Enphase Energy, Inc. (a) (b)	15,200	337,896
Entegris, Inc.	22,898	1,077,580
First Solar, Inc. (a)	14,051	815,099
FormFactor, Inc. (a)	12,865	239,868
GSI Technology, Inc. (a)	2,400	21,024
Ichor Holdings, Ltd. (a)	3,500	84,630
Impinj, Inc. (a) (b)	2,600	80,158
Inphi Corp. (a)	7,449	454,761
Security Description	Shares	Value
Lattice Semiconductor Corp. (a)	20,680	$ 378,134
MACOM Technology Solutions Holdings, Inc. (a) (b)	7,352	158,031
Marvell Technology Group, Ltd.	111,242	2,777,713
MaxLinear, Inc. (a) (b)	10,800	241,704
MKS Instruments, Inc.	9,249	853,498
Monolithic Power Systems, Inc.	7,123	1,108,553
Nanometrics, Inc. (a)	3,900	127,218
NeoPhotonics Corp. (a)	5,300	32,277
NVE Corp.	726	48,170
ON Semiconductor Corp. (a)	69,401	1,333,193
PDF Solutions, Inc. (a)	4,500	58,815
Photronics, Inc. (a)	10,800	117,504
Power Integrations, Inc.	4,700	425,021
Rambus, Inc. (a)	18,300	240,188
Rudolph Technologies, Inc. (a)	4,953	130,561
Semtech Corp. (a)	10,958	532,668
Silicon Laboratories, Inc. (a)	7,269	809,403
SMART Global Holdings, Inc. (a)	2,100	53,508
SunPower Corp. (a) (b)	10,455	114,691
Synaptics, Inc. (a) (b)	6,038	241,218
Teradyne, Inc.	29,023	1,680,722
Ultra Clean Holdings, Inc. (a)	6,100	89,274
Universal Display Corp.	7,279	1,222,144
Veeco Instruments, Inc. (a)	7,708	90,029
Versum Materials, Inc.	18,565	982,645
Xperi Corp.	8,742	180,785
		22,655,837
SOFTWARE — 8.6%
2U, Inc. (a) (b)	8,905	144,973
8x8, Inc. (a) (b)	15,500	321,160
A10 Networks, Inc. (a)	8,900	61,766
ACI Worldwide, Inc. (a)	19,666	616,037
Agilysys, Inc. (a)	3,757	96,217
Alarm.com Holdings, Inc. (a)	6,300	293,832
Altair Engineering, Inc. Class A (a) (b)	6,500	225,030
Alteryx, Inc. Class A (a) (b)	7,775	835,268
American Software, Inc. Class A	4,300	64,586
Anaplan, Inc. (a)	14,124	663,828
Appfolio, Inc. Class A (a) (b)	2,585	245,937
Appian Corp. (a) (b)	5,300	251,750
Aspen Technology, Inc. (a)	11,753	1,446,559
Atlassian Corp. PLC Class A (a)	17,900	2,245,376
Avalara, Inc. (a)	7,881	530,312
Avaya Holdings Corp. (a) (b)	18,400	188,232
Benefitfocus, Inc. (a) (b)	4,741	112,883
Blackbaud, Inc.	8,190	739,885
Blackline, Inc. (a)	7,300	349,013
Bottomline Technologies DE, Inc. (a)	7,300	287,255
Box, Inc. Class A (a)	24,165	400,172
Carbon Black, Inc. (a)	9,400	244,306
CDK Global, Inc.	20,773	998,974
Ceridian HCM Holding, Inc. (a) (b)	13,648	673,802
ChannelAdvisor Corp. (a)	3,800	35,454
Cision, Ltd. (a)	14,300	109,967

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Cloudera, Inc. (a) (b)	39,421	$ 349,270
CommVault Systems, Inc. (a)	6,642	296,964
Cornerstone OnDemand, Inc. (a)	9,775	535,865
Coupa Software, Inc. (a)	10,400	1,347,528
Digimarc Corp. (a) (b)	1,940	75,835
Digital Turbine, Inc. (a)	12,100	77,985
DocuSign, Inc. (a) (b)	25,924	1,605,214
Domo, Inc. Class B (a) (b)	2,600	41,548
Dropbox, Inc. Class A (a)	36,224	730,638
Dynatrace, Inc. (a) (b)	6,000	112,020
Ebix, Inc. (b)	3,800	159,980
eGain Corp. (a)	2,800	22,414
Elastic NV (a) (b)	7,600	625,784
Envestnet, Inc. (a)	8,052	456,548
Everbridge, Inc. (a) (b)	5,700	351,747
Fair Isaac Corp. (a)	4,805	1,458,414
FireEye, Inc. (a) (b)	33,147	442,181
Five9, Inc. (a)	9,908	532,456
ForeScout Technologies, Inc. (a) (b)	7,000	265,440
GTY Technology Holdings, Inc. (a) (b)	6,600	41,382
Guidewire Software, Inc. (a)	13,892	1,463,939
HubSpot, Inc. (a)	6,753	1,023,822
Ideanomics, Inc. (a) (b)	8,000	12,040
Instructure, Inc. (a) (b)	5,600	216,944
Intelligent Systems Corp. (a) (b)	1,100	45,694
j2 Global, Inc. (b)	7,969	723,745
LivePerson, Inc. (a) (b)	10,300	367,710
LogMeIn, Inc.	8,383	594,858
Majesco (a)	1,200	10,128
Manhattan Associates, Inc. (a)	11,032	889,951
Medallia, Inc. (a) (b)	2,600	71,318
MicroStrategy, Inc. Class A (a)	1,364	202,377
Mitek Systems, Inc. (a)	5,900	56,935
MobileIron, Inc. (a)	15,004	98,201
Model N, Inc. (a)	5,800	161,008
Monotype Imaging Holdings, Inc.	6,593	130,607
New Relic, Inc. (a)	8,331	511,940
Nuance Communications, Inc. (a)	47,846	780,368
Nutanix, Inc. Class A (a)	24,000	630,000
OneSpan, Inc. (a)	5,800	84,100
Pagerduty, Inc. (a) (b)	1,600	45,200
Palo Alto Networks, Inc. (a)	15,959	3,252,923
Paycom Software, Inc. (a)	8,385	1,756,574
Paylocity Holding Corp. (a)	5,574	543,911
Pegasystems, Inc.	6,461	439,671
Phunware, Inc. (a) (b)	5,300	7,632
Pluralsight, Inc. Class A (a) (b)	10,300	172,988
Progress Software Corp.	7,700	293,062
Proofpoint, Inc. (a)	9,302	1,200,423
PROS Holdings, Inc. (a)	5,400	321,840
PTC, Inc. (a)	17,729	1,208,763
Q2 Holdings, Inc. (a)	7,400	583,638
QAD, Inc. Class A	1,900	87,742
Qualys, Inc. (a)	5,661	427,802
Rapid7, Inc. (a)	8,025	364,255
Security Description	Shares	Value
RealPage, Inc. (a)	13,576	$ 853,387
Rimini Street, Inc. (a)	4,700	20,586
RingCentral, Inc. Class A (a)	12,151	1,526,895
SailPoint Technologies Holding, Inc. (a) (b)	14,200	265,398
SecureWorks Corp. Class A (a)	1,300	16,809
ServiceNow, Inc. (a)	31,637	8,031,052
SharpSpring, Inc. (a) (b)	1,300	12,610
ShotSpotter, Inc. (a) (b)	1,500	34,545
Smartsheet, Inc. Class A (a)	14,680	528,920
SolarWinds Corp. (a) (b)	7,100	130,995
Splunk, Inc. (a)	25,432	2,997,416
SPS Commerce, Inc. (a)	6,202	291,928
SS&C Technologies Holdings, Inc.	37,608	1,939,445
SVMK, Inc. (a)	14,600	249,660
Synchronoss Technologies, Inc. (a) (b)	6,000	32,400
Telaria, Inc. (a)	6,600	45,606
Telenav, Inc. (a)	4,652	22,237
Tenable Holdings, Inc. (a)	6,100	136,518
Teradata Corp. (a)	19,267	597,277
TiVo Corp.	21,169	161,202
Trade Desk, Inc. Class A (a) (b)	6,499	1,218,887
Tyler Technologies, Inc. (a)	6,454	1,694,175
Upland Software, Inc. (a)	3,800	132,468
Varonis Systems, Inc. (a)	5,090	304,280
Verint Systems, Inc. (a)	11,229	480,377
VirnetX Holding Corp. (a) (b)	9,300	50,220
VMware, Inc. Class A	13,099	1,965,636
Workday, Inc. Class A (a)	27,078	4,602,177
Workiva, Inc. (a)	6,300	276,129
Yext, Inc. (a) (b)	15,400	244,706
Zendesk, Inc. (a)	18,587	1,354,621
Zix Corp. (a)	8,300	60,092
Zscaler, Inc. (a) (b)	10,400	491,504
Zuora, Inc. Class A (a) (b)	15,000	225,750
		71,489,804
SPECIALTY RETAIL — 1.9%
Aaron's, Inc.	11,497	738,797
Abercrombie & Fitch Co. Class A	10,996	171,538
American Eagle Outfitters, Inc.	26,766	434,145
America's Car-Mart, Inc. (a)	1,044	95,735
Asbury Automotive Group, Inc. (a)	3,322	339,940
Ascena Retail Group, Inc. (a)	27,663	7,306
At Home Group, Inc. (a) (b)	7,900	75,998
AutoNation, Inc. (a)	8,969	454,728
Barnes & Noble Education, Inc. (a)	5,700	17,784
Bed Bath & Beyond, Inc. (b)	21,858	232,569
Boot Barn Holdings, Inc. (a)	4,500	157,050
Buckle, Inc. (b)	4,584	94,430
Burlington Stores, Inc. (a)	11,053	2,208,611
Caleres, Inc.	6,600	154,506
Camping World Holdings, Inc. Class A (b)	5,100	45,390
Carvana Co. (a) (b)	7,704	508,464
Cato Corp. Class A	3,300	58,113

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Chico's FAS, Inc.	19,400	$ 78,182
Children's Place, Inc. (b)	2,662	204,947
Citi Trends, Inc.	1,900	34,770
Conn's, Inc. (a) (b)	3,143	78,135
Container Store Group, Inc. (a) (b)	2,400	10,608
Designer Brands, Inc. Class A	10,800	184,896
Dick's Sporting Goods, Inc. (b)	11,544	471,111
Express, Inc. (a) (b)	10,649	36,633
Five Below, Inc. (a)	9,183	1,157,976
Floor & Decor Holdings, Inc. Class A (a) (b)	11,600	593,340
Foot Locker, Inc.	18,600	802,776
GameStop Corp. Class A (b)	15,265	84,263
Genesco, Inc. (a)	2,805	112,256
GNC Holdings, Inc. Class A (a) (b)	12,278	26,275
Group 1 Automotive, Inc.	3,052	281,730
Guess?, Inc. (b)	9,100	168,623
Haverty Furniture Cos., Inc.	2,900	58,783
Hibbett Sports, Inc. (a)	2,834	64,899
Hudson, Ltd. Class A (a)	6,300	77,301
J. Jill, Inc. (b)	2,100	3,990
Lithia Motors, Inc. Class A	3,814	504,897
Lumber Liquidators Holdings, Inc. (a) (b)	4,176	41,217
MarineMax, Inc. (a)	3,478	53,839
Michaels Cos., Inc. (a) (b)	14,985	146,703
Monro, Inc.	5,498	434,397
Murphy USA, Inc. (a)	5,186	442,366
National Vision Holdings, Inc. (a)	12,905	310,623
Office Depot, Inc.	85,898	150,751
Party City Holdco, Inc. (a) (b)	9,000	51,390
Penske Automotive Group, Inc. (b)	5,777	273,137
Rent-A-Center, Inc.	8,600	221,794
RH (a) (b)	3,029	517,444
RTW RetailWinds, Inc. (a)	3,600	4,932
Sally Beauty Holdings, Inc. (a) (b)	20,007	297,904
Shoe Carnival, Inc. (b)	1,600	51,856
Signet Jewelers, Ltd. (b)	8,200	137,432
Sleep Number Corp. (a)	4,876	201,476
Sonic Automotive, Inc. Class A	3,800	119,358
Sportsman's Warehouse Holdings, Inc. (a)	6,800	35,224
Tailored Brands, Inc. (b)	7,752	34,109
Tile Shop Holdings, Inc. (b)	5,919	18,882
Tilly's, Inc. Class A	3,200	30,208
Urban Outfitters, Inc. (a) (b)	11,914	334,664
Williams-Sonoma, Inc. (b)	13,348	907,397
Winmark Corp.	399	70,380
Zumiez, Inc. (a)	3,200	101,360
		15,820,338
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	20,300	165,445
AstroNova, Inc.	1,100	17,787
Avid Technology, Inc. (a)	4,100	25,379
Dell Technologies, Inc. Class C (a)	25,847	1,340,425
Security Description	Shares	Value
Diebold Nixdorf, Inc. (a) (b)	12,251	$ 137,211
Immersion Corp. (a)	5,935	45,403
NCR Corp. (a) (b)	20,567	649,095
Pure Storage, Inc. Class A (a)	39,100	662,354
Sonim Technologies, Inc. (a) (b)	600	1,758
Stratasys, Ltd. (a)	8,982	191,361
		3,236,218
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	7,429	677,599
Centric Brands, Inc. (a) (b)	2,600	6,526
Columbia Sportswear Co.	5,065	490,748
Crocs, Inc. (a)	10,400	288,704
Culp, Inc.	1,700	27,710
Deckers Outdoor Corp. (a)	4,857	715,728
Delta Apparel, Inc. (a)	1,000	23,750
Fossil Group, Inc. (a) (b)	7,500	93,825
G-III Apparel Group, Ltd. (a)	7,481	192,785
Kontoor Brands, Inc. (b)	7,300	256,230
Lululemon Athletica, Inc. (a)	20,064	3,862,922
Movado Group, Inc.	2,400	59,664
Oxford Industries, Inc. (b)	2,730	195,741
Rocky Brands, Inc.	1,000	33,230
Skechers U.S.A., Inc. Class A (a)	22,447	838,395
Steven Madden, Ltd.	14,313	512,262
Superior Group of Cos., Inc.	2,200	35,464
Unifi, Inc. (a)	2,300	50,416
Vera Bradley, Inc. (a)	3,400	34,340
Vince Holding Corp. (a)	500	9,495
Wolverine World Wide, Inc.	14,180	400,727
		8,806,261
THRIFTS & MORTGAGE FINANCE — 1.1%
Axos Financial, Inc. (a)	9,900	273,735
Bridgewater Bancshares, Inc. (a)	3,500	41,790
Capitol Federal Financial, Inc.	21,800	300,404
Columbia Financial, Inc. (a)	8,800	138,952
Dime Community Bancshares, Inc.	5,100	109,191
Entegra Financial Corp. (a)	1,100	33,044
ESSA Bancorp, Inc.	1,400	22,988
Essent Group, Ltd.	16,408	782,169
Federal Agricultural Mortgage Corp. Class C	1,445	117,999
First Defiance Financial Corp.	3,196	92,572
Flagstar Bancorp, Inc.	4,600	171,810
FS Bancorp, Inc.	600	31,500
Greene County Bancorp, Inc.	400	10,960
Hingham Institution for Savings	197	37,233
Home Bancorp, Inc.	1,200	46,788
HomeStreet, Inc. (a)	3,974	108,570
Kearny Financial Corp.	13,924	181,569
LendingTree, Inc. (a) (b)	1,300	403,559
Luther Burbank Corp.	3,200	36,256
Merchants Bancorp	2,400	39,696
Meridian Bancorp, Inc.	7,900	148,125
Meta Financial Group, Inc.	6,443	210,106

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MGIC Investment Corp.	60,562	$ 761,870
MMA Capital Holdings, Inc. (a)	800	24,000
Mr Cooper Group, Inc. (a)	12,094	128,438
New York Community Bancorp, Inc. (b)	77,323	970,404
NMI Holdings, Inc. Class A (a)	10,700	280,982
Northfield Bancorp, Inc.	6,800	109,208
Northwest Bancshares, Inc.	17,200	281,908
OceanFirst Financial Corp.	8,207	193,685
Ocwen Financial Corp. (a)	21,400	40,232
OP Bancorp	2,000	19,560
Oritani Financial Corp.	6,700	118,556
PCSB Financial Corp.	2,500	49,975
PennyMac Financial Services, Inc. (a)	3,900	118,482
Pioneer Bancorp, Inc. (a)	2,500	31,225
Ponce de Leon Federal Bank (a) (b)	1,400	19,684
Provident Bancorp, Inc. (a)	700	16,821
Provident Financial Holdings, Inc.	900	18,675
Provident Financial Services, Inc.	10,700	262,471
Prudential Bancorp, Inc.	1,400	23,814
Radian Group, Inc.	34,408	785,879
Riverview Bancorp, Inc.	3,300	24,354
Southern Missouri Bancorp, Inc.	1,300	47,359
Sterling Bancorp, Inc.	3,500	34,160
Territorial Bancorp, Inc.	1,155	33,010
TFS Financial Corp. (b)	8,029	144,683
Timberland Bancorp, Inc.	1,200	33,000
TrustCo Bank Corp. NY	15,700	127,955
United Community Financial Corp.	7,300	78,694
United Financial Bancorp, Inc.	7,900	107,677
Walker & Dunlop, Inc.	4,600	257,278
Washington Federal, Inc.	13,517	499,994
Waterstone Financial, Inc.	3,800	65,284
Western New England Bancorp, Inc.	3,900	37,167
WSFS Financial Corp.	8,963	395,268
		9,480,768
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	17,200	38,872
Pyxus International, Inc. (a) (b)	1,300	17,004
Turning Point Brands, Inc. (b)	1,300	29,978
Universal Corp.	4,241	232,449
Vector Group, Ltd. (b)	18,397	219,109
		537,412
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	17,756	742,556
Aircastle, Ltd.	8,600	192,898
Applied Industrial Technologies, Inc.	6,515	370,052
Beacon Roofing Supply, Inc. (a)	11,549	387,238
BlueLinx Holdings, Inc. (a) (b)	1,300	42,029
BMC Stock Holdings, Inc. (a)	11,025	288,634
CAI International, Inc. (a)	2,700	58,779
DXP Enterprises, Inc. (a)	2,500	86,800
EVI Industries, Inc. (b)	600	19,152
Security Description	Shares	Value
Foundation Building Materials, Inc. (a)	2,200	$ 34,078
GATX Corp. (b)	6,085	471,770
General Finance Corp. (a)	1,900	16,796
GMS, Inc. (a)	5,100	146,472
H&E Equipment Services, Inc.	5,300	152,958
HD Supply Holdings, Inc. (a)	29,069	1,138,778
Herc Holdings, Inc. (a)	4,238	197,109
Kaman Corp.	4,499	267,511
Lawson Products, Inc. (a)	1,000	38,730
MRC Global, Inc. (a)	13,200	160,116
MSC Industrial Direct Co., Inc. Class A	7,299	529,396
NOW, Inc. (a)	18,800	215,636
Rush Enterprises, Inc. Class A	4,700	181,326
Rush Enterprises, Inc. Class B	700	27,951
SiteOne Landscape Supply, Inc. (a) (b)	7,000	518,140
Systemax, Inc.	1,800	39,618
Textainer Group Holdings, Ltd. (a)	4,500	44,595
Titan Machinery, Inc. (a)	2,800	40,152
Transcat, Inc. (a)	1,100	28,171
Triton International, Ltd.	9,400	318,096
Univar, Inc. (a) (b)	26,464	549,393
Veritiv Corp. (a)	2,491	45,037
Watsco, Inc.	5,570	942,333
WESCO International, Inc. (a)	7,728	369,167
Willis Lease Finance Corp. (a)	400	22,152
		8,683,619
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	12,220	482,323
WATER UTILITIES — 0.4%
American States Water Co.	6,246	561,265
Aqua America, Inc.	36,737	1,646,920
AquaVenture Holdings, Ltd. (a)	2,300	44,689
Artesian Resources Corp. Class A	1,151	42,587
Cadiz, Inc. (a) (b)	3,300	41,217
California Water Service Group	8,076	427,463
Connecticut Water Service, Inc.	2,200	154,132
Consolidated Water Co., Ltd.	2,200	36,278
Global Water Resources, Inc.	1,700	20,128
Middlesex Water Co.	2,700	175,392
Pure Cycle Corp. (a)	2,600	26,728
SJW Group	4,400	300,476
York Water Co.	2,100	91,686
		3,568,961
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	6,900	76,590
Gogo, Inc. (a) (b)	9,110	54,933
Shenandoah Telecommunications Co.	7,950	252,571
Spok Holdings, Inc.	2,900	34,626
Sprint Corp. (a)	97,203	599,743
Telephone & Data Systems, Inc.	17,000	438,600

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
United States Cellular Corp. (a)	2,400	$ 90,192
		1,547,255
TOTAL COMMON STOCKS (Cost $763,587,362)		812,792,576
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (a) (e)	85	140
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	200	2,354
		2,494
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e)	3,090	1,616
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a) (e)	2,400	580
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (e)	6,500	650
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (a) (b) (e)	3,400	612
TOTAL RIGHTS (Cost $2,716)		5,952
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	16,342,149	16,343,783
State Street Navigator Securities Lending Portfolio II (h) (i)	62,720,594	62,720,594
TOTAL SHORT-TERM INVESTMENTS (Cost $79,064,375)		79,064,377
TOTAL INVESTMENTS — 107.3% (Cost $842,654,453)		891,862,905
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(60,795,965)
NET ASSETS — 100.0%		$ 831,066,940

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $5,952, representing less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	92	12/20/2019	$7,292,672	$7,015,000	$(277,672)
E-mini S&P MidCap 400 Index (long)	45	12/20/2019	8,845,822	8,721,000	(124,822)
Total unrealized appreciation/depreciation on open futures contracts purchased					$(402,494)
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$812,792,576	$ —	$ 0(a)	$812,792,576
Rights	—	5,952	—	5,952
Short-Term Investments	79,064,377	—	—	79,064,377
TOTAL INVESTMENTS	$891,856,953	$5,952	$ 0	$891,862,905
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(402,494)	—	—	(402,494)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (402,494)	$ —	$—	$ (402,494)
(a)	The Portfolio held a Level 3 security that was valued at $0 at September 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 36,627,715	$ 20,283,707	$(227)	$ 2	16,342,149	$16,343,783	$ 38,942
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,927,293	16,927,293	202,202,906	219,130,199	—	—	—	—	217,139
State Street Navigator Securities Lending Portfolio II	24,606,690	24,606,690	188,879,954	150,766,050	—	—	62,720,594	62,720,594	354,858
Total		$41,533,983	$427,710,575	$390,179,956	$(227)	$ 2		$79,064,377	$610,939
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

State Street Defensive Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Defensive Global Equity Portfolio . The schedule of investments for the State Street Defensive Global Equity Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 4.6%
BHP Group, Ltd.	634	$15,702
Mirvac Group REIT	3,259	6,726
Qantas Airways, Ltd.	2,566	10,886
Scentre Group REIT	5,927	15,710
Sonic Healthcare, Ltd.	758	14,340
Telstra Corp., Ltd.	5,705	13,506
Wesfarmers, Ltd.	858	23,031
Woodside Petroleum, Ltd.	400	8,735

		108,636

BELGIUM — 0.8%
Ageas	359	19,913

CANADA — 4.3%
BCE, Inc.	253	12,245
Kirkland Lake Gold, Ltd.	169	7,576
Loblaw Cos., Ltd.	85	4,845
Royal Bank of Canada	141	11,445
Sun Life Financial, Inc.	341	15,257
TELUS Corp.	610	21,723
Toronto-Dominion Bank	465	27,131

		100,222

DENMARK — 1.3%
Novo Nordisk A/S Class B	601	30,903

FRANCE — 1.6%
Peugeot SA	764	19,057
Sanofi	209	19,381

		38,438

GERMANY — 4.3%
Allianz SE	129	30,075
Deutsche Telekom AG	1,636	27,456
Merck KGaA	130	14,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	28,211

		100,389

HONG KONG — 2.1%
CLP Holdings, Ltd.	2,000	21,009
Hang Seng Bank, Ltd.	500	10,779
HKT Trust & HKT, Ltd.	7,000	11,108
Link REIT	500	5,514

		48,410

ITALY — 1.2%
Eni SpA	1,470	22,491
Snam SpA	1,138	5,749

		28,240

Security Description	Shares	Value
JAPAN — 10.6%
Astellas Pharma, Inc.	1,800	$25,624
FUJIFILM Holdings Corp.	400	17,543
Fujitsu, Ltd.	100	8,008
ITOCHU Corp.	900	18,579
Japan Airlines Co., Ltd.	700	20,804
Japan Post Holdings Co., Ltd.	2,400	22,096
Mitsui & Co., Ltd.	800	13,087
Mizuho Financial Group, Inc.	7,800	11,952
Nippon Telegraph & Telephone Corp.	600	28,625
NTT DOCOMO, Inc.	400	10,189
Sony Corp.	200	11,746
Sumitomo Mitsui Trust Holdings, Inc.	300	10,815
Tokio Marine Holdings, Inc.	200	10,694
Tokyo Gas Co., Ltd.	300	7,563
Toyota Motor Corp.	500	33,384

		250,709

NETHERLANDS — 1.3%
Koninklijke Ahold Delhaize NV	1,192	29,830

NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	6,222	17,206

NORWAY — 0.5%
DNB ASA	634	11,182

SINGAPORE — 0.4%
DBS Group Holdings, Ltd.	500	9,039

SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	338	13,509

SWEDEN — 1.0%
Swedish Match AB	436	18,052
Telia Co. AB	1,271	5,697

		23,749

SWITZERLAND — 8.0%
Nestle SA	299	32,468
Novartis AG	342	29,681
Roche Holding AG	111	32,332
Swiss Life Holding AG	34	16,268
Swiss Re AG	286	29,858
Swisscom AG	39	19,255
Zurich Insurance Group AG	76	29,115

		188,977

UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	11,941

UNITED STATES — 54.3%
Aflac, Inc.	539	28,201
Allstate Corp.	320	34,778
Ameren Corp.	288	23,054
American Electric Power Co., Inc.	136	12,742
American Express Co.	254	30,043
Anthem, Inc.	68	16,327
AutoZone, Inc. (a)	29	31,454
Baxter International, Inc.	411	35,950

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Bristol-Myers Squibb Co.	6	$304
Coca-Cola Co.	386	21,014
DTE Energy Co.	267	35,500
Eli Lilly & Co.	266	29,747
Entergy Corp.	183	21,477
Everest Re Group, Ltd.	58	15,433
Eversource Energy	244	20,855
Exelon Corp.	533	25,749
H&R Block, Inc.	792	18,707
HCA Healthcare, Inc.	209	25,168
Hershey Co.	149	23,094
Home Depot, Inc.	129	29,931
HP, Inc.	232	4,389
International Business Machines Corp.	201	29,229
Johnson & Johnson	208	26,911
JPMorgan Chase & Co.	156	18,360
Kellogg Co.	232	14,929
Kimberly-Clark Corp.	207	29,404
Lockheed Martin Corp.	71	27,694
McDonald’s Corp.	167	35,857
Medtronic PLC	289	31,391
Merck & Co., Inc.	407	34,261
Mondelez International, Inc. Class A	261	14,439
Motorola Solutions, Inc.	149	25,391
Newmont Goldcorp Corp.	244	9,252
PepsiCo, Inc.	235	32,219
Pfizer, Inc.	785	28,205
Philip Morris International, Inc.	277	21,033
Pinnacle West Capital Corp.	113	10,969
Procter & Gamble Co.	271	33,707
Public Service Enterprise Group, Inc.	322	19,990
Republic Services, Inc.	107	9,261
Simon Property Group, Inc. REIT	119	18,522
Starbucks Corp.	358	31,654
Sysco Corp.	415	32,951
Target Corp.	324	34,639

Security Description	Shares	Value
TJX Cos., Inc.	561	$31,270
Travelers Cos., Inc.	76	11,300
UGI Corp.	121	6,083
UnitedHealth Group, Inc.	72	15,647
US Bancorp	486	26,895
Ventas, Inc. REIT	139	10,151
VEREIT, Inc.	608	5,946
Verizon Communications, Inc.	491	29,637
Walmart, Inc.	275	32,637
Waste Management, Inc.	293	33,695
Yum! Brands, Inc.	186	21,098

		1,278,544

TOTAL COMMON STOCKS (Cost $2,050,327)		2,309,837

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $22,770)	22,768	22,770

TOTAL INVESTMENTS — 99.0% (Cost $2,073,097)		2,332,607

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		22,510

NET ASSETS — 100.0%		$2,355,117

(a)	Non-income producing security.
(b)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2019.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2019.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,309,837	$—	$—	$2,309,837
Short-Term Investment	22,770	—	—	22,770

TOTAL INVESTMENTS	$2,332,607	$—	$—	$2,332,607

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$48,300	$25,530	$—	$—	22,768	$22,770	$72
State Street Institutional U.S. Government Money Market Fund,
Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20

Total		$10,308	$73,794	$61,332	$—	$—		$22,770	$92

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 8.00%, 8/28/2022	INR	208,800	$ 3,005
TOTAL CORPORATE BONDS & NOTES (Cost $2,979)			3,005
	Shares
COMMON STOCKS — 92.1%
ARGENTINA — 0.2%
Banco BBVA Argentina SA ADR	8,200	35,506
Banco Macro SA ADR	5,500	143,110
Globant SA (b)	4,100	375,478
Grupo Financiero Galicia SA ADR	12,200	158,600
Pampa Energia SA ADR (b) (c)	7,400	128,464
Telecom Argentina SA ADR	10,300	103,000
Transportadora de Gas del Sur SA Class B, ADR	9,100	77,259
YPF SA ADR	21,000	194,250
		1,215,667
BRAZIL — 7.1%
Ambev SA	568,985	2,629,510
Atacadao SA	49,200	248,634
B2W Cia Digital (b)	22,900	265,812
B2W Cia Digital (b)	3,208	36,883
B3 SA - Brasil Bolsa Balcao	248,292	2,600,706
Banco Bradesco SA Preference Shares	485,636	3,954,668
Banco Bradesco SA	144,408	1,083,389
Banco BTG Pactual SA	25,500	358,435
Banco do Brasil SA	104,098	1,136,846
Banco Santander Brasil SA	49,100	534,331
BB Seguridade Participacoes SA	83,337	700,844
BR Malls Participacoes SA	91,503	316,550
Braskem SA Class A, Preference Shares (b)	22,500	175,661
BRF SA (b)	69,423	636,664
CCR SA	147,969	612,778
Centrais Eletricas Brasileiras SA	26,800	258,323
Centrais Eletricas Brasileiras SA Class B, Preference Shares	27,900	281,451
Cia Brasileira de Distribuicao Preference Shares	18,500	354,420
Cia de Saneamento Basico do Estado de Sao Paulo	41,900	498,929
Cia Energetica de Minas Gerais Preference Shares	113,726	391,245
Cia Siderurgica Nacional SA	76,900	244,247
Security Description	Shares	Value
Cielo SA	142,256	$ 273,215
Cosan SA	19,700	251,606
Embraer SA	86,617	372,428
Energisa SA	20,100	241,032
Engie Brasil Energia SA	24,587	262,020
Equatorial Energia SA	21,000	505,615
Gerdau SA Preference Shares	129,100	407,873
Hypera SA	45,900	369,479
IRB Brasil Resseguros S/A	84,300	762,169
Itau Unibanco Holding SA Preference Shares	583,361	4,905,924
Itausa - Investimentos Itau SA Preference Shares	527,063	1,667,713
Itausa - Investimentos Itau SA	253	806
JBS SA	130,200	1,024,934
Klabin SA	86,407	319,250
Kroton Educacional SA	178,421	478,885
Localiza Rent a Car SA	68,803	750,897
Lojas Americanas SA Preference Shares	88,073	422,033
Lojas Renner SA	94,541	1,145,504
M Dias Branco SA	12,000	100,831
Magazine Luiza SA	72,800	647,360
Multiplan Empreendimentos Imobiliarios SA	32,754	226,858
Natura Cosmeticos SA	46,000	373,928
Notre Dame Intermedica Participacoes SA	42,000	547,006
Petrobras Distribuidora SA	84,200	556,495
Petroleo Brasileiro SA Preference Shares	506,298	3,348,660
Petroleo Brasileiro SA	359,014	2,598,615
Porto Seguro SA	11,200	158,344
Raia Drogasil SA	28,200	648,639
Rumo SA (b)	129,922	764,174
Sul America SA	28,333	324,523
Suzano SA	64,824	523,678
Telefonica Brasil SA Preference Shares	53,355	703,732
TIM Participacoes SA	98,600	281,924
Ultrapar Participacoes SA	85,964	381,590
Vale SA (b)	381,784	4,376,575
WEG SA	99,830	580,708
		48,625,349
CHILE — 0.9%
Aguas Andinas SA Class A	321,689	176,172
Banco de Chile	5,529,768	775,317
Banco de Credito e Inversiones SA	6,057	381,966
Banco Santander Chile	7,767,213	547,925
Cencosud SA	172,446	284,172
Cia Cervecerias Unidas SA	17,663	197,564
Colbun SA	950,433	171,643
Embotelladora Andina SA Class B, Preference Shares	43,538	145,883

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Empresa Nacional de Telecomunicaciones SA (b)	19,073	$ 167,452
Empresas CMPC SA	135,700	316,047
Empresas COPEC SA	47,851	451,762
Enel Americas SA	4,631,692	849,117
Enel Chile SA	3,374,031	292,040
Itau CorpBanca	18,907,140	143,348
Latam Airlines Group SA	35,309	390,811
SACI Falabella	92,102	515,398
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,332	367,442
		6,174,059
CHINA — 26.5%
360 Security Technology, Inc. Class A	6,200	20,385
3SBio, Inc. (b) (d)	156,800	260,020
51job, Inc. ADR (b)	3,200	236,800
58.com, Inc. ADR (b)	11,600	571,996
AAC Technologies Holdings, Inc. (c)	89,000	471,146
AECC Aviation Power Co., Ltd. Class A	5,200	15,925
Agile Group Holdings, Ltd.	162,000	196,729
Agricultural Bank of China, Ltd. Class A	196,000	94,964
Agricultural Bank of China, Ltd. Class H	3,487,500	1,365,746
Aier Eye Hospital Group Co., Ltd. Class A	5,978	29,692
Air China, Ltd. Class A	18,400	20,613
Air China, Ltd. Class H	226,000	198,918
Aisino Corp. Class A	4,300	12,615
Alibaba Group Holding, Ltd. ADR (b)	171,582	28,693,658
Alibaba Health Information Technology, Ltd. (b) (c)	426,500	372,672
Aluminum Corp. of China, Ltd. Class A (b)	29,900	14,738
Aluminum Corp. of China, Ltd. Class H (b)	454,000	143,044
Angang Steel Co., Ltd. Class H (c)	166,400	60,707
Anhui Conch Cement Co., Ltd. Class A	8,100	46,890
Anhui Conch Cement Co., Ltd. Class H	147,500	875,848
ANTA Sports Products, Ltd.	130,000	1,075,401
Autohome, Inc. ADR (b) (c)	7,200	598,536
AVIC Aircraft Co., Ltd. Class A	6,300	13,718
Avic Capital Co., Ltd. Class A	20,500	13,406
AviChina Industry & Technology Co., Ltd. Class H	313,000	153,717
Security Description	Shares	Value
BAIC Motor Corp., Ltd. Class H (d)	187,000	$ 115,453
Baidu, Inc. ADR (b)	33,600	3,452,736
Bank of Beijing Co., Ltd. Class A	42,000	31,524
Bank of China, Ltd. Class A	70,100	35,142
Bank of China, Ltd. Class H	9,569,000	3,759,538
Bank of Communications Co., Ltd. Class A	112,100	85,552
Bank of Communications Co., Ltd. Class H	1,066,000	696,217
Bank of Hangzhou Co., Ltd. Class A	11,700	13,844
Bank of Jiangsu Co., Ltd. Class A	21,900	20,578
Bank of Nanjing Co., Ltd. Class A	19,500	23,456
Bank of Ningbo Co., Ltd. Class A	10,200	36,008
Bank of Shanghai Co., Ltd. Class A	28,208	36,933
Baoshan Iron & Steel Co., Ltd. Class A	36,900	30,538
Baozun, Inc. ADR (b) (c)	5,100	217,770
BBMG Corp. Class H (c)	275,000	78,928
Beijing Capital International Airport Co., Ltd. Class H	196,000	167,263
Beijing Enterprises Holdings, Ltd.	61,000	280,513
Beijing Enterprises Water Group, Ltd.	642,000	328,395
Beijing Shiji Information Technology Co., Ltd. Class A	4,000	22,097
Beijing Tongrentang Co., Ltd. Class A	6,000	22,601
BOE Technology Group Co., Ltd. Class A	66,800	35,078
Brilliance China Automotive Holdings, Ltd. (c)	370,000	397,403
BYD Co., Ltd. Class A	3,500	23,908
BYD Co., Ltd. Class H (c)	75,000	374,550
BYD Electronic International Co., Ltd. (c)	87,500	131,037
Caitong Securities Co., Ltd. Class A	13,000	18,131
CGN Power Co., Ltd. Class H (d)	1,287,700	325,235
Changjiang Securities Co., Ltd. Class A	19,700	19,311
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	21,565
China Agri-Industries Holdings, Ltd.	247,000	80,344
China Aoyuan Group, Ltd.	141,000	159,716
China Cinda Asset Management Co., Ltd. Class H	1,093,481	214,807

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
China CITIC Bank Corp., Ltd. Class H	1,091,000	$ 581,726
China Coal Energy Co., Ltd. Class H	245,000	99,695
China Communications Construction Co., Ltd. Class H	544,000	425,380
China Communications Services Corp., Ltd. Class H	292,000	165,380
China Conch Venture Holdings, Ltd.	198,000	732,454
China Construction Bank Corp. Class A	21,900	21,436
China Construction Bank Corp. Class H	11,567,500	8,823,845
China Eastern Airlines Corp., Ltd. Class A (b)	22,400	16,248
China Eastern Airlines Corp., Ltd. Class H (b)	234,000	113,726
China Education Group Holdings, Ltd.	70,000	102,865
China Everbright Bank Co., Ltd. Class A	80,300	44,304
China Everbright Bank Co., Ltd. Class H	373,000	158,918
China Everbright International, Ltd.	455,222	350,734
China Evergrande Group (c)	219,000	466,528
China Fortune Land Development Co., Ltd. Class A	5,800	21,905
China Galaxy Securities Co., Ltd. Class H	433,000	230,325
China Hongqiao Group, Ltd.	203,000	129,733
China Huarong Asset Management Co., Ltd. Class H (d)	1,217,500	183,260
China Huishan Dairy Holdings Co., Ltd. (b) (e)	406,100	—
China International Capital Corp., Ltd. Class H (c) (d)	140,800	273,001
China International Travel Service Corp., Ltd. Class A	5,700	74,279
China Jinmao Holdings Group, Ltd.	636,000	364,268
China Life Insurance Co., Ltd. Class A	5,100	19,625
China Life Insurance Co., Ltd. Class H	898,000	2,080,220
China Literature, Ltd. (b) (c) (d)	29,600	100,625
China Longyuan Power Group Corp., Ltd. Class H	387,000	217,211
China Medical System Holdings, Ltd.	171,000	203,296
China Mengniu Dairy Co., Ltd.	328,000	1,228,002
Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class A	52,000	$ 253,039
China Merchants Bank Co., Ltd. Class H	471,000	2,241,026
China Merchants Port Holdings Co., Ltd.	168,360	253,418
China Merchants Securities Co., Ltd. Class A	11,000	25,339
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	13,300	35,368
China Minsheng Banking Corp., Ltd. Class A	101,300	85,395
China Minsheng Banking Corp., Ltd. Class H	842,700	572,951
China Molybdenum Co., Ltd. Class A	32,700	16,668
China Molybdenum Co., Ltd. Class H (c)	465,000	154,221
China National Building Material Co., Ltd. Class H	474,000	425,665
China National Nuclear Power Co., Ltd. Class A	24,100	17,853
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	8,300	12,634
China Oilfield Services, Ltd. Class H	188,000	224,706
China Oriental Group Co., Ltd.	122,000	42,174
China Overseas Land & Investment, Ltd.	458,000	1,440,123
China Pacific Insurance Group Co., Ltd. Class A	17,800	86,916
China Pacific Insurance Group Co., Ltd. Class H	315,000	1,157,231
China Petroleum & Chemical Corp. Class A	51,100	35,921
China Petroleum & Chemical Corp. Class H	3,082,000	1,832,043
China Power International Development, Ltd.	523,000	108,744
China Railway Construction Corp., Ltd. Class A	22,600	29,938
China Railway Construction Corp., Ltd. Class H	229,500	250,889
China Railway Group, Ltd. Class A	95,000	79,819
China Railway Group, Ltd. Class H	462,000	280,522
China Railway Signal & Communication Corp., Ltd. Class H (d)	174,000	107,649
China Reinsurance Group Corp. Class H	669,000	108,380
China Resources Beer Holdings Co., Ltd.	177,333	939,892
China Resources Gas Group, Ltd.	106,000	523,956

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
China Resources Pharmaceutical Group, Ltd. (d)	199,500	$ 187,046
China Resources Power Holdings Co., Ltd.	224,000	271,735
China Shenhua Energy Co., Ltd. Class A	8,300	21,827
China Shenhua Energy Co., Ltd. Class H	405,500	814,166
China Shipbuilding Industry Co., Ltd. Class A	45,100	34,798
China Shipbuilding Industry Group Power Co., Ltd. Class A (b)	3,900	12,484
China Southern Airlines Co., Ltd. Class A	19,700	18,290
China Southern Airlines Co., Ltd. Class H (c)	188,000	113,912
China State Construction Engineering Corp., Ltd. Class A	119,000	90,485
China Taiping Insurance Holdings Co., Ltd.	192,400	429,497
China Telecom Corp., Ltd. Class H	1,656,000	754,129
China Tower Corp., Ltd. Class H (d)	5,014,000	1,138,470
China Unicom Hong Kong, Ltd.	730,000	774,753
China United Network Communications, Ltd. Class A	90,000	75,744
China Vanke Co., Ltd. Class A	25,600	92,847
China Vanke Co., Ltd. Class H	178,600	621,958
China Yangtze Power Co., Ltd. Class A	71,200	181,759
China Zhongwang Holdings, Ltd.	192,800	78,454
Chongqing Rural Commercial Bank Co., Ltd. Class H	310,000	164,898
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,100	20,598
CIFI Holdings Group Co., Ltd.	341,425	199,470
CITIC Securities Co., Ltd. Class A	28,000	88,142
CITIC Securities Co., Ltd. Class H	244,000	456,913
CITIC, Ltd.	694,000	876,419
CNOOC, Ltd.	2,152,000	3,283,149
Contemporary Amperex Technology Co., Ltd. Class A	1,700	17,021
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	64,625
Security Description	Shares	Value
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	304,750	$ 108,459
COSCO SHIPPING Ports, Ltd.	211,351	168,770
Country Garden Holdings Co., Ltd. (c)	904,500	1,145,711
Country Garden Services Holdings Co., Ltd.	148,000	426,665
CRRC Corp., Ltd. Class A	70,800	72,573
CRRC Corp., Ltd. Class H	539,000	376,091
CSPC Pharmaceutical Group, Ltd.	558,000	1,120,356
Ctrip.com International, Ltd. ADR (b)	50,367	1,475,249
Dali Foods Group Co., Ltd. (d)	252,300	154,803
Daqin Railway Co., Ltd. Class A	29,500	31,354
Datang International Power Generation Co., Ltd. Class H	360,000	74,393
Dongfeng Motor Group Co., Ltd. Class H	332,000	315,509
East Money Information Co., Ltd. Class A	19,300	39,945
ENN Energy Holdings, Ltd.	93,900	971,412
Everbright Securities Co., Ltd. Class A	8,999	14,278
Fangda Carbon New Material Co., Ltd. Class A (b)	12,400	20,177
Far East Horizon, Ltd.	260,000	241,447
Focus Media Information Technology Co., Ltd. Class A	27,800	20,438
Foshan Haitian Flavouring & Food Co., Ltd. Class A	6,300	96,963
Fosun International, Ltd.	315,500	390,381
Founder Securities Co., Ltd. Class A	18,900	18,235
Foxconn Industrial Internet Co., Ltd. Class A	9,100	18,350
Future Land Development Holdings, Ltd. (c)	218,000	190,208
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	13,836
Fuyao Glass Industry Group Co., Ltd. Class H (d)	62,456	173,281
GD Power Development Co., Ltd. Class A	45,000	15,061
GDS Holdings, Ltd. ADR (b) (c)	7,200	288,576
Geely Automobile Holdings, Ltd. (c)	607,000	1,029,811
Gemdale Corp. Class A	10,300	16,659
Genscript Biotech Corp. (b) (c)	110,000	210,756
GF Securities Co., Ltd. Class A (b)	11,100	21,093

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
GF Securities Co., Ltd. Class H (b)	157,000	$ 164,422
GoerTek, Inc. Class A	7,400	18,217
GOME Retail Holdings, Ltd. (b) (c)	1,257,000	113,844
Great Wall Motor Co., Ltd. Class H (c)	359,500	240,755
Gree Electric Appliances, Inc. of Zhuhai Class A	8,800	70,610
Greenland Holdings Corp., Ltd. Class A	18,600	18,389
Greentown Service Group Co., Ltd. (c)	142,000	139,475
Guangzhou Automobile Group Co., Ltd. Class H	358,800	343,266
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	15,549
Guangzhou R&F Properties Co., Ltd. Class H	119,600	180,939
Guosen Securities Co., Ltd. Class A	9,400	16,164
Guotai Junan Securities Co., Ltd. Class A	14,900	36,660
Guotai Junan Securities Co., Ltd. Class H (d)	98,200	152,823
Haidilao International Holding, Ltd. (d)	43,000	183,751
Haier Smart Home Co., Ltd. Class A	11,800	25,282
Haitian International Holdings, Ltd.	83,000	170,036
Haitong Securities Co., Ltd. Class A	15,700	31,439
Haitong Securities Co., Ltd. Class H	344,000	360,701
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	24,300	109,910
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	15,640
Henan Shuanghui Investment & Development Co., Ltd. Class A	6,297	21,780
Hengan International Group Co., Ltd.	85,000	557,313
Hengli Petrochemical Co., Ltd. Class A	20,300	42,441
HengTen Networks Group, Ltd. (b) (c)	2,664,000	40,439
Hengyi Petrochemical Co., Ltd. Class A	12,700	23,137
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,200	16,670
Hua Hong Semiconductor, Ltd. (c) (d)	55,000	109,447
Security Description	Shares	Value
Huadian Power International Corp., Ltd. Class H	194,000	$ 73,745
Huadong Medicine Co., Ltd. Class A	3,960	14,529
Huaneng Power International, Inc. Class H	444,000	213,521
Huaneng Renewables Corp., Ltd. Class H	596,000	202,990
Huatai Securities Co., Ltd. Class A	12,900	34,485
Huatai Securities Co., Ltd. Class H (d)	198,300	296,967
Huaxia Bank Co., Ltd. Class A	24,800	25,629
Huayu Automotive Systems Co., Ltd. Class A	7,200	23,694
Huazhu Group, Ltd. ADR (c)	16,200	534,924
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	13,606
Hundsun Technologies, Inc. Class A	1,800	18,635
Iflytek Co., Ltd. Class A (b)	5,000	22,307
Industrial & Commercial Bank of China, Ltd. Class A	123,400	95,558
Industrial & Commercial Bank of China, Ltd. Class H	7,836,000	5,247,723
Industrial Bank Co., Ltd. Class A	56,599	138,938
Industrial Securities Co., Ltd. Class A	15,300	13,326
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	85,500	17,480
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	17,900	71,488
Inner Mongolia Yitai Coal Co., Ltd. Class B	134,300	123,153
iQIYI, Inc. ADR (b) (c)	15,800	254,854
JD.com, Inc. ADR (b)	89,267	2,518,222
Jiangsu Expressway Co., Ltd. Class H	148,000	188,035
Jiangsu Hengrui Medicine Co., Ltd. Class A	11,400	128,795
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,500	65,535
Jiangxi Copper Co., Ltd. Class H	155,000	179,529
Jinke Properties Group Co., Ltd. Class A	23,600	21,679
Kaisa Group Holdings, Ltd.	305,000	133,837
Kingdee International Software Group Co., Ltd. (c)	282,000	297,130
Kingsoft Corp., Ltd. (b) (c)	103,000	218,629
Kunlun Energy Co., Ltd.	376,000	323,749

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Kweichow Moutai Co., Ltd. Class A	3,199	$ 515,159
KWG Group Holdings, Ltd.	155,250	136,052
Legend Holdings Corp. Class H (d)	44,800	96,807
Lenovo Group, Ltd.	880,000	587,086
Lens Technology Co., Ltd. Class A	14,200	20,481
Lepu Medical Technology Beijing Co., Ltd. Class A	4,100	14,388
Li Ning Co., Ltd.	234,500	673,043
Logan Property Holdings Co., Ltd.	166,000	236,314
Longfor Group Holdings, Ltd. (d)	212,500	794,225
LONGi Green Energy Technology Co., Ltd. Class A	6,900	25,344
Luxshare Precision Industry Co., Ltd. Class A	16,040	60,106
Luye Pharma Group, Ltd. (d)	143,500	102,325
Luzhou Laojiao Co., Ltd. Class A	2,900	34,607
Maanshan Iron & Steel Co., Ltd. Class H (c)	224,000	84,292
Mango Excellent Media Co., Ltd. Class A (b)	3,200	20,505
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	8,600	14,644
Meitu, Inc. (b) (c) (d)	294,500	67,620
Meituan Dianping Class B (b)	121,600	1,242,462
Metallurgical Corp. of China, Ltd. Class A	40,900	15,979
Metallurgical Corp. of China, Ltd. Class H	338,000	75,883
Midea Group Co., Ltd. Class A	7,900	56,530
MMG, Ltd. (b) (c)	294,000	69,380
Momo, Inc. ADR	18,400	570,032
Muyuan Foodstuff Co., Ltd. Class A	5,000	49,361
NARI Technology Co., Ltd. Class A	8,700	24,914
NetEase, Inc. ADR	8,473	2,255,343
New China Life Insurance Co., Ltd. Class A	4,100	27,943
New China Life Insurance Co., Ltd. Class H	96,600	381,994
New Hope Liuhe Co., Ltd. Class A	7,800	18,754
New Oriental Education & Technology Group, Inc. ADR (b)	17,300	1,916,148
Nexteer Automotive Group, Ltd.	124,000	102,340
Ningbo Zhoushan Port Co., Ltd. Class A	46,500	24,288
NIO, Inc. ADR (b) (c)	84,100	131,196
Security Description	Shares	Value
Noah Holdings, Ltd. ADR (b) (c)	4,400	$ 128,480
OFILM Group Co., Ltd. Class A (b)	12,400	20,663
Orient Securities Co., Ltd. Class A	13,700	19,568
People's Insurance Co. Group of China, Ltd. Class H	1,020,000	408,552
PetroChina Co., Ltd. Class A	32,000	27,738
PetroChina Co., Ltd. Class H	2,520,000	1,295,456
PICC Property & Casualty Co., Ltd. Class H	823,000	960,590
Pinduoduo, Inc. ADR (b) (c)	23,500	757,170
Ping An Bank Co., Ltd. Class A	45,400	99,113
Ping An Insurance Group Co. of China, Ltd. Class A	26,900	327,869
Ping An Insurance Group Co. of China, Ltd. Class H	672,000	7,719,162
Poly Developments and Holdings Group Co., Ltd. Class A	34,900	69,886
Postal Savings Bank of China Co., Ltd. Class H (d)	970,000	591,448
Power Construction Corp. of China, Ltd. Class A	29,200	18,932
RiseSun Real Estate Development Co., Ltd. Class A	19,300	22,378
Rongsheng Petro Chemical Co., Ltd. Class A	13,370	20,501
SAIC Motor Corp., Ltd. Class A	22,600	75,257
Sanan Optoelectronics Co., Ltd. Class A	9,300	18,336
Sany Heavy Industry Co., Ltd. Class A	26,000	51,991
SDIC Capital Co., Ltd. Class A	8,100	14,133
SDIC Power Holdings Co., Ltd. Class A	15,500	19,556
Seazen Holdings Co., Ltd. Class A	4,300	17,089
Semiconductor Manufacturing International Corp. (b) (c)	371,300	464,161
SF Holding Co., Ltd. Class A	2,700	14,904
Shaanxi Coal Industry Co., Ltd. Class A	15,600	19,071
Shandong Gold Mining Co., Ltd. Class A	6,000	28,474
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	242,942
Shanghai Construction Group Co., Ltd. Class A	47,200	22,406
Shanghai Electric Group Co., Ltd. Class A	19,000	13,356

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Shanghai Electric Group Co., Ltd. Class H	318,000	$ 102,628
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	4,600	16,278
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	66,000	177,220
Shanghai Industrial Urban Development Group, Ltd.	57,000	7,198
Shanghai International Airport Co., Ltd. Class A	2,200	24,578
Shanghai International Port Group Co., Ltd. Class A	19,400	15,458
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	159,360
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	21,918
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	95,600	173,166
Shanghai Pudong Development Bank Co., Ltd. Class A	80,300	133,136
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,100	22,734
Shenwan Hongyuan Group Co., Ltd. Class A	62,900	42,102
Shenzhen Inovance Technology Co., Ltd. Class A	5,900	20,101
Shenzhen Investment, Ltd.	340,000	125,341
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,497	15,563
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,000	25,830
Shenzhen Overseas Chinese Town Co., Ltd. Class A	18,800	18,507
Shenzhou International Group Holdings, Ltd.	89,700	1,171,682
Shui On Land, Ltd.	425,800	84,732
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	13,975
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	18,830
Sihuan Pharmaceutical Holdings Group, Ltd.	496,000	75,292
SINA Corp. (b)	7,800	305,682
Sino-Ocean Group Holding, Ltd.	379,500	128,769
Sinopec Engineering Group Co., Ltd. Class H	163,500	102,612
Sinopec Shanghai Petrochemical Co., Ltd. Class H	428,000	124,479
Sinopharm Group Co., Ltd. Class H	146,000	457,216
Sinotrans, Ltd. Class H	239,500	75,155
Security Description	Shares	Value
Sinotruk Hong Kong, Ltd.	86,500	$ 128,215
SOHO China, Ltd.	241,000	68,862
Songcheng Performance Development Co., Ltd. Class A	6,300	24,649
Southwest Securities Co., Ltd. Class A	29,900	18,883
Spring Airlines Co., Ltd. Class A	3,300	19,663
Sunac China Holdings, Ltd.	295,700	1,188,171
Suning.com Co., Ltd. Class A	18,200	26,403
Sunny Optical Technology Group Co., Ltd.	85,200	1,252,014
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	19,862
TAL Education Group ADR (b)	46,700	1,599,008
TCL Corp. Class A	31,000	15,454
Tencent Holdings, Ltd.	686,600	28,919,984
Tencent Music Entertainment Group ADR (b) (c)	11,700	149,409
Tingyi Cayman Islands Holding Corp.	230,000	323,902
Tong Ren Tang Technologies Co., Ltd. Class H	67,500	61,392
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	21,810
Tongwei Co., Ltd. Class A	8,900	15,878
Towngas China Co., Ltd.	116,803	87,609
TravelSky Technology, Ltd. Class H	113,000	234,666
Tsingtao Brewery Co., Ltd. Class A	3,200	21,733
Tsingtao Brewery Co., Ltd. Class H	48,000	289,614
Uni-President China Holdings, Ltd.	163,000	175,904
Unisplendour Corp., Ltd. Class A	4,400	19,396
Vipshop Holdings, Ltd. ADR (b)	53,588	478,005
Walvax Biotechnology Co., Ltd. Class A	3,500	13,228
Wanhua Chemical Group Co., Ltd. Class A	16,100	99,537
Want Want China Holdings, Ltd. (c)	609,000	487,082
Weibo Corp. ADR (b) (c)	6,860	306,985
Weichai Power Co., Ltd. Class A	13,700	21,525
Weichai Power Co., Ltd. Class H	238,000	343,062
Wens Foodstuffs Group Co., Ltd. Class A	15,300	79,658

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	$ 22,976
Wuliangye Yibin Co., Ltd. Class A	9,900	179,945
WuXi AppTec Co., Ltd. Class A	7,499	91,044
WuXi AppTec Co., Ltd. Class H (c) (d)	17,920	195,901
Wuxi Biologics Cayman, Inc. (b) (d)	66,000	673,521
XCMG Construction Machinery Co., Ltd. Class A	35,100	21,774
Xiaomi Corp. Class B (b) (c) (d)	933,900	1,048,335
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	13,675
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	101,000	119,560
Xinyi Solar Holdings, Ltd.	396,221	237,549
Yanzhou Coal Mining Co., Ltd. Class H	202,000	205,108
Yihai International Holding, Ltd.	55,000	326,938
Yonghui Superstores Co., Ltd. Class A	18,500	23,030
Yonyou Network Technology Co., Ltd. Class A	5,699	24,652
Yum China Holdings, Inc.	43,400	1,971,662
Yunda Holding Co., Ltd. Class A	7,200	34,683
Yunnan Baiyao Group Co., Ltd. Class A	2,399	25,548
Yuzhou Properties Co., Ltd.	223,316	88,877
YY, Inc. ADR (b)	7,000	393,610
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,400	19,973
Zhaojin Mining Industry Co., Ltd. Class H	125,500	145,201
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	15,285
Zhejiang Dahua Technology Co., Ltd. Class A	6,800	16,445
Zhejiang Expressway Co., Ltd. Class H	180,000	155,675
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	14,570
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (c) (d)	35,500	83,776
Zhongsheng Group Holdings, Ltd.	69,500	219,421
Zhuzhou CRRC Times Electric Co., Ltd. Class H	66,200	274,025
Security Description	Shares	Value
Zijin Mining Group Co., Ltd. Class A	36,500	$ 16,714
Zijin Mining Group Co., Ltd. Class H	712,000	246,131
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	28,400	22,668
ZTE Corp. Class A (b)	6,700	30,032
ZTE Corp. Class H (b)	87,800	232,957
ZTO Express Cayman, Inc. ADR	39,100	834,003
		182,392,840
COLOMBIA — 0.4%
Bancolombia SA	28,086	318,934
Bancolombia SA Preference Shares	55,088	680,987
Cementos Argos SA	58,844	125,860
Ecopetrol SA	604,005	512,243
Grupo Argos SA	35,158	172,432
Grupo Aval Acciones y Valores SA Preference Shares	460,915	172,257
Grupo de Inversiones Suramericana SA Preference Shares	13,200	111,491
Grupo de Inversiones Suramericana SA	28,763	272,874
Interconexion Electrica SA ESP	51,542	270,271
		2,637,349
CZECH REPUBLIC — 0.1%
CEZ A/S	19,840	437,769
Komercni banka A/S	9,286	313,716
Moneta Money Bank A/S (d)	58,343	179,734
		931,219
EGYPT — 0.1%
Commercial International Bank Egypt SAE	165,144	791,899
Eastern Co SAE	98,885	100,671
ElSewedy Electric Co.	98,402	80,821
		973,391
GREECE — 0.3%
Alpha Bank AE (b)	171,194	319,707
Eurobank Ergasias SA (b)	322,051	311,777
FF Group (b) (e)	3,869	2,025
Hellenic Telecommunications Organization SA	28,488	392,568
JUMBO SA	12,630	239,722
Motor Oil Hellas Corinth Refineries SA	7,510	175,374
National Bank of Greece SA (b)	64,316	195,837
OPAP SA	25,975	267,180
		1,904,190

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
HONG KONG — 2.0%
Alibaba Pictures Group, Ltd. (b)	1,725,900	$ 279,600
Bosideng International Holdings, Ltd.	368,000	156,788
China Ding Yi Feng Holdings, Ltd. (e)	112,000	1,429
China Everbright, Ltd.	114,000	133,349
China First Capital Group, Ltd. (b)	382,000	111,588
China Gas Holdings, Ltd.	218,800	845,682
China Mobile, Ltd.	739,000	6,113,242
China Resources Cement Holdings, Ltd.	299,000	299,786
China Resources Land, Ltd.	332,000	1,391,203
China State Construction International Holdings, Ltd.	240,000	225,629
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	127,663
Guangdong Investment, Ltd.	350,000	684,874
Haier Electronics Group Co., Ltd.	153,000	399,119
Hutchison China MediTech, Ltd. ADR (b)	7,700	137,368
Kingboard Holdings, Ltd.	84,500	223,662
Kingboard Laminates Holdings, Ltd.	133,800	120,668
Lee & Man Paper Manufacturing, Ltd.	179,000	96,814
Nine Dragons Paper Holdings, Ltd.	189,000	159,119
Shanghai Industrial Holdings, Ltd. (b)	57,000	106,156
Shenzhen International Holdings, Ltd.	122,039	234,445
Shimao Property Holdings, Ltd.	135,000	394,354
Sino Biopharmaceutical, Ltd.	826,000	1,049,437
SSY Group, Ltd.	184,000	145,521
Sun Art Retail Group, Ltd.	290,000	294,461
Yuexiu Property Co., Ltd.	895,000	194,084
		13,926,041
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	50,228	472,444
OTP Bank Nyrt	26,745	1,113,320
Richter Gedeon Nyrt	16,921	273,709
		1,859,473
INDIA — 8.3%
Adani Ports & Special Economic Zone, Ltd.	71,911	421,103
Ambuja Cements, Ltd.	70,151	202,033
Ashok Leyland, Ltd.	144,420	138,574
Asian Paints, Ltd.	34,297	853,689
Security Description	Shares	Value
Aurobindo Pharma, Ltd.	31,970	$ 265,301
Avenue Supermarts, Ltd. (b) (d)	15,359	406,142
Axis Bank, Ltd.	229,719	2,219,758
Bajaj Auto, Ltd.	9,976	412,173
Bajaj Finance, Ltd.	20,697	1,182,468
Bajaj Finserv, Ltd.	4,547	545,232
Bharat Forge, Ltd.	25,984	163,709
Bharat Petroleum Corp., Ltd.	77,366	516,419
Bharti Airtel, Ltd.	245,339	1,292,318
Bharti Infratel, Ltd.	40,967	149,315
Bosch, Ltd.	845	166,976
Britannia Industries, Ltd.	6,960	289,817
Cipla, Ltd.	40,284	241,583
Coal India, Ltd.	146,665	413,595
Container Corp. Of India, Ltd.	25,257	215,617
Dabur India, Ltd.	61,817	388,554
Divi's Laboratories, Ltd.	9,808	230,569
Dr Reddy's Laboratories, Ltd. ADR	428	16,217
Dr Reddy's Laboratories, Ltd.	13,203	503,043
Eicher Motors, Ltd.	1,590	397,452
GAIL India, Ltd.	169,014	319,455
GAIL India, Ltd. GDR	3,808	42,269
Glenmark Pharmaceuticals, Ltd.	16,028	73,379
Godrej Consumer Products, Ltd.	42,516	412,149
Grasim Industries, Ltd.	35,188	365,913
Havells India, Ltd.	30,412	308,545
HCL Technologies, Ltd.	64,754	985,580
HDFC Life Insurance Co., Ltd. (d)	61,883	524,272
Hero MotoCorp, Ltd.	12,005	455,679
Hindalco Industries, Ltd.	136,117	367,428
Hindustan Petroleum Corp., Ltd.	75,023	320,020
Hindustan Unilever, Ltd.	78,369	2,195,022
Housing Development Finance Corp., Ltd.	196,870	5,492,147
ICICI Bank, Ltd. ADR	286	3,483
ICICI Bank, Ltd.	287,683	1,760,957
ICICI Lombard General Insurance Co., Ltd. (d)	16,129	274,268
Indiabulls Housing Finance, Ltd.	34,848	125,882
Indian Oil Corp., Ltd.	224,063	466,187
Infosys, Ltd. ADR	1,518	17,260
Infosys, Ltd.	414,483	4,703,441
InterGlobe Aviation, Ltd. (d)	11,358	301,793
ITC, Ltd.	409,983	1,499,208
JSW Steel, Ltd.	98,514	317,914
Larsen & Toubro, Ltd. GDR	1,235	25,688
Larsen & Toubro, Ltd.	55,716	1,162,768
LIC Housing Finance, Ltd.	34,548	183,395
Lupin, Ltd.	26,873	271,332

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Mahindra & Mahindra Financial Services, Ltd.	38,757	$ 179,241
Mahindra & Mahindra, Ltd. GDR	2,150	16,662
Mahindra & Mahindra, Ltd.	86,830	671,422
Marico, Ltd.	54,929	305,382
Maruti Suzuki India, Ltd.	12,804	1,210,502
Motherson Sumi Systems, Ltd.	120,996	179,440
Nestle India, Ltd.	2,750	541,278
NTPC, Ltd.	282,654	469,237
Oil & Natural Gas Corp., Ltd.	300,026	557,769
Page Industries, Ltd.	700	223,723
Petronet LNG, Ltd.	69,655	255,547
Pidilite Industries, Ltd.	14,662	298,355
Piramal Enterprises, Ltd.	10,449	240,035
Power Grid Corp. of India, Ltd.	218,087	613,928
REC, Ltd.	86,724	150,518
Reliance Industries, Ltd. GDR (d)	615	22,939
Reliance Industries, Ltd.	342,059	6,435,857
Shree Cement, Ltd.	1,040	277,578
Shriram Transport Finance Co., Ltd.	20,568	311,123
State Bank of India (b)	201,484	770,468
State Bank of India GDR (b)	1,160	44,544
Sun Pharmaceutical Industries, Ltd.	100,022	551,139
Tata Consultancy Services, Ltd.	108,546	3,211,864
Tata Motors, Ltd. ADR (b) (c)	541	4,539
Tata Motors, Ltd. (b)	186,403	308,923
Tata Power Co., Ltd.	138,650	121,984
Tata Steel, Ltd.	32,077	163,805
Tata Steel, Ltd. GDR	10,534	52,354
Tech Mahindra, Ltd.	54,422	549,835
Titan Co., Ltd.	37,028	666,170
UltraTech Cement, Ltd.	11,464	702,710
United Spirits, Ltd. (b)	35,264	331,548
UPL, Ltd.	63,715	540,557
Vedanta, Ltd.	219,776	477,270
Vedanta, Ltd. ADR	366	3,177
Vodafone Idea, Ltd. (b)	888,585	79,619
Wipro, Ltd. ADR (c)	24,721	90,232
Wipro, Ltd.	119,363	404,059
Yes Bank, Ltd.	212,792	125,359
Zee Entertainment Enterprises, Ltd.	64,463	240,592
		57,008,375
INDONESIA — 1.9%
Adaro Energy Tbk PT	1,859,800	169,013
Astra International Tbk PT	2,417,100	1,123,837
Bank Central Asia Tbk PT	1,189,500	2,543,242
Bank Mandiri Persero Tbk PT	2,262,400	1,111,676
Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk PT	878,500	$ 454,877
Bank Rakyat Indonesia Persero Tbk PT	6,701,800	1,945,151
Bank Tabungan Negara Persero Tbk PT	468,600	64,703
Barito Pacific Tbk PT	3,134,000	218,574
Bukit Asam Tbk PT	383,100	60,994
Bumi Serpong Damai Tbk PT (b)	1,003,000	98,216
Charoen Pokphand Indonesia Tbk PT	858,500	323,563
Gudang Garam Tbk PT	59,000	217,691
Hanjaya Mandala Sampoerna Tbk PT	1,148,100	185,217
Indah Kiat Pulp & Paper Corp. Tbk PT	322,100	146,925
Indocement Tunggal Prakarsa Tbk PT	226,400	298,650
Indofood CBP Sukses Makmur Tbk PT	270,600	229,233
Indofood Sukses Makmur Tbk PT	510,700	277,026
Jasa Marga Persero Tbk PT	247,489	99,379
Kalbe Farma Tbk PT	2,453,400	289,499
Pabrik Kertas Tjiwi Kimia Tbk PT	177,100	131,624
Pakuwon Jati Tbk PT	2,231,900	104,559
Perusahaan Gas Negara Tbk PT	1,369,000	202,529
Semen Indonesia Persero Tbk PT	364,300	296,419
Surya Citra Media Tbk PT	683,500	55,855
Telekomunikasi Indonesia Persero Tbk PT	5,983,500	1,816,758
Unilever Indonesia Tbk PT	181,700	595,213
United Tractors Tbk PT	205,000	297,138
		13,357,561
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	17,104	309,649
MALAYSIA — 1.9%
AirAsia Group Bhd	175,900	73,939
Alliance Bank Malaysia Bhd	115,600	78,686
AMMB Holdings Bhd	195,200	193,009
Axiata Group Bhd	334,022	343,037
British American Tobacco Malaysia Bhd	18,500	83,685
CIMB Group Holdings Bhd	592,488	711,778
Dialog Group Bhd	444,400	360,869
DiGi.Com Bhd	369,600	419,298
Fraser & Neave Holdings Bhd	18,500	154,204
Gamuda Bhd	202,900	179,300
Genting Bhd	251,100	344,236
Genting Malaysia Bhd	366,800	265,442
Genting Plantations Bhd	28,800	68,165

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
HAP Seng Consolidated Bhd	77,700	$ 182,976
Hartalega Holdings Bhd	186,100	233,347
Hong Leong Bank Bhd	78,500	306,726
Hong Leong Financial Group Bhd	26,800	104,076
IHH Healthcare Bhd	255,700	346,877
IJM Corp. Bhd	320,100	167,428
IOI Corp. Bhd	218,700	231,393
Kuala Lumpur Kepong Bhd	52,600	289,947
Malayan Banking Bhd	469,381	954,008
Malaysia Airports Holdings Bhd	117,000	241,712
Maxis Bhd	286,700	383,454
MISC Bhd	129,500	241,247
Nestle Malaysia Bhd	8,700	302,744
Petronas Chemicals Group Bhd	285,900	514,852
Petronas Dagangan Bhd	29,200	164,586
Petronas Gas Bhd	70,300	275,021
PPB Group Bhd	68,720	297,727
Press Metal Aluminium Holdings Bhd	163,300	185,648
Public Bank Bhd	375,200	1,799,383
QL Resources Bhd	81,800	140,859
RHB Capital Bhd	186,310	250,965
Sime Darby Bhd	334,969	180,005
Sime Darby Plantation Bhd	244,569	276,286
Sime Darby Property Bhd	280,269	56,228
SP Setia Bhd Group	208,889	67,850
Telekom Malaysia Bhd	127,600	109,711
Tenaga Nasional Bhd	378,800	1,234,018
Top Glove Corp. Bhd	180,700	192,050
Westports Holdings Bhd	98,400	97,060
YTL Corp. Bhd	321,196	70,576
		13,174,408
MEXICO — 2.3%
Alfa SAB de CV Class A	359,840	317,120
Alsea SAB de CV (b)	62,700	146,080
America Movil SAB de CV Series L	4,056,721	3,012,132
Arca Continental SAB de CV	52,300	283,406
Cemex SAB de CV Series CPO	1,805,417	702,269
Coca-Cola Femsa SAB de CV	62,400	379,381
El Puerto de Liverpool SAB de CV Series C1	22,100	120,999
Fibra Uno Administracion SA de CV REIT	377,658	552,983
Fomento Economico Mexicano SAB de CV	234,680	2,149,490
Gruma SAB de CV Class B	26,060	266,632
Grupo Aeroportuario del Pacifico SAB de CV Class B	42,500	409,975
Security Description	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B	24,685	$ 376,176
Grupo Bimbo SAB de CV Class A (c)	194,415	354,484
Grupo Carso SAB de CV Series A1	53,700	157,477
Grupo Financiero Banorte SAB de CV Series O	309,703	1,668,356
Grupo Financiero Inbursa SAB de CV Series O	275,826	351,348
Grupo Mexico SAB de CV Class B	418,236	980,135
Grupo Televisa SAB Series CPO	286,129	560,404
Industrias Penoles SAB de CV (c)	17,115	227,980
Infraestructura Energetica Nova SAB de CV	65,700	261,316
Kimberly-Clark de Mexico SAB de CV Class A	180,789	363,153
Megacable Holdings SAB de CV	37,300	150,171
Orbia Advance Corp. SAB de CV	124,310	243,533
Promotora y Operadora de Infraestructura SAB de CV	28,350	253,390
Wal-Mart de Mexico SAB de CV	632,794	1,874,601
		16,162,991
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	66,000	49,891
MCB Bank, Ltd.	48,800	52,935
Oil & Gas Development Co., Ltd.	76,400	60,128
		162,954
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	25,600	388,608
Credicorp, Ltd.	8,200	1,709,208
Southern Copper Corp.	10,267	350,413
		2,448,229
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	232,170	237,635
Aboitiz Power Corp.	192,500	142,434
Alliance Global Group, Inc.	521,500	109,673
Altus San Nicolas Corp. (b) (f)	4,817	482
Ayala Corp.	33,785	576,555
Ayala Land, Inc.	878,700	838,351
Bank of the Philippine Islands	104,979	188,367
BDO Unibank, Inc.	234,459	646,877
DMCI Holdings, Inc.	443,930	71,176
Globe Telecom, Inc.	3,920	138,406
GT Capital Holdings, Inc.	12,002	194,978

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
International Container Terminal Services, Inc.	124,890	$ 290,117
JG Summit Holdings, Inc.	337,410	471,970
Jollibee Foods Corp.	53,440	228,896
Manila Electric Co.	26,550	189,533
Megaworld Corp.	1,462,000	123,267
Metro Pacific Investments Corp.	1,727,000	165,936
Metropolitan Bank & Trust Co.	192,113	253,531
PLDT, Inc.	10,021	218,865
Robinsons Land Corp.	250,186	118,263
Security Bank Corp.	25,200	95,782
SM Investments Corp.	28,660	536,926
SM Prime Holdings, Inc.	1,206,100	865,655
Universal Robina Corp.	103,830	312,512
		7,016,187
POLAND — 0.9%
Alior Bank SA (b)	11,309	109,503
Bank Millennium SA (b)	70,894	101,059
Bank Polska Kasa Opieki SA	20,310	518,749
CCC SA	3,605	124,358
CD Projekt SA	8,245	500,563
Cyfrowy Polsat SA	29,664	195,484
Dino Polska SA (b) (d)	6,152	240,915
Grupa Lotos SA	11,534	254,780
Jastrzebska Spolka Weglowa SA	5,878	31,933
KGHM Polska Miedz SA (b)	17,033	339,883
LPP SA	159	341,070
mBank SA (b)	1,908	165,427
Orange Polska SA (b)	76,094	104,865
PGE Polska Grupa Energetyczna SA (b)	104,212	207,740
Polski Koncern Naftowy ORLEN SA	35,718	879,330
Polskie Gornictwo Naftowe i Gazownictwo SA	213,120	250,057
Powszechna Kasa Oszczednosci Bank Polski SA	104,449	1,024,390
Powszechny Zaklad Ubezpieczen SA	72,076	672,013
Santander Bank Polska SA	4,246	332,127
		6,394,246
QATAR — 1.0%
Barwa Real Estate Co.	231,020	212,556
Commercial Bank PQSC	245,580	290,703
Industries Qatar QSC	216,280	648,068
Masraf Al Rayan QSC	451,610	439,082
Mesaieed Petrochemical Holding Co.	522,680	427,791
Ooredoo QSC	96,940	192,496
Qatar Electricity & Water Co. QSC	65,618	278,439
Qatar Fuel QSC	57,800	373,533
Security Description	Shares	Value
Qatar Insurance Co. SAQ	200,420	$ 184,402
Qatar Islamic Bank SAQ	137,890	590,795
Qatar National Bank QPSC	545,611	2,890,644
		6,528,509
ROMANIA — 0.1%
NEPI Rockcastle PLC	44,591	390,372
RUSSIA — 3.7%
Alrosa PJSC	303,397	348,089
Gazprom PJSC	1,282,658	4,466,988
Inter RAO UES PJSC	4,473,928	307,744
LUKOIL PJSC	47,268	3,920,150
Magnit PJSC	10,408	567,862
Magnitogorsk Iron & Steel Works PJSC	287,300	172,825
MMC Norilsk Nickel PJSC	7,551	1,940,281
Mobile TeleSystems PJSC ADR	45,470	368,307
Mobile TeleSystems PJSC	31,501	128,781
Moscow Exchange MICEX-RTS PJSC (b)	158,451	230,903
Novatek PJSC GDR	600	121,680
Novatek PJSC	101,850	2,067,689
Novolipetsk Steel PJSC	146,523	319,999
PhosAgro PJSC GDR	14,306	182,688
Polymetal International PLC	25,736	361,545
Polyus PJSC (b)	3,245	374,901
Rosneft Oil Co. PJSC	139,091	901,656
Sberbank of Russia PJSC	1,299,534	4,560,812
Severstal PJSC	25,560	368,415
Surgutneftegas PJSC Preference Shares	825,000	475,806
Surgutneftegas PJSC	876,100	480,432
Tatneft PJSC	184,077	1,960,707
Transneft PJSC Preference Shares	60	139,175
VTB Bank PJSC	375,970,000	245,508
X5 Retail Group NV GDR	14,967	523,546
		25,536,489
SAUDI ARABIA — 2.4%
Advanced Petrochemical Co.	12,258	158,486
Al Rajhi Bank	147,772	2,493,593
Alinma Bank	89,985	539,258
Almarai Co. JSC	29,182	387,024
Bank AlBilad	42,813	302,448
Bank Al-Jazira	46,479	167,519
Banque Saudi Fransi	66,230	569,396
Bupa Arabia for Cooperative Insurance Co.	3,135	88,922
Co. for Cooperative Insurance (b)	7,040	127,242
Dar Al Arkan Real Estate Development Co. (b)	61,275	195,037
Emaar Economic City (b)	43,855	115,974
Etihad Etisalat Co. (b)	43,917	282,618
Jarir Marketing Co.	6,848	288,437

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
National Commercial Bank	144,972	$ 1,779,687
National Industrialization Co. (b)	37,774	134,332
Rabigh Refining & Petrochemical Co. (b)	25,187	133,348
Riyad Bank	145,742	947,991
Sahara International Petrochemical Co.	41,675	200,198
Samba Financial Group	119,033	907,535
Saudi Airlines Catering Co.	4,598	107,375
Saudi Arabian Fertilizer Co.	20,474	438,276
Saudi Arabian Mining Co. (b)	49,940	604,413
Saudi Basic Industries Corp.	90,508	2,219,753
Saudi British Bank	43,196	350,639
Saudi Cement Co.	8,646	164,106
Saudi Electricity Co.	101,879	578,488
Saudi Industrial Investment Group	25,437	156,506
Saudi Kayan Petrochemical Co. (b)	85,392	232,192
Saudi Telecom Co.	47,793	1,386,191
Savola Group (b)	30,408	250,076
Yanbu National Petrochemical Co.	26,261	374,537
		16,681,597
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (d)	26,200	241,800
SOUTH AFRICA — 4.3%
Absa Group, Ltd.	86,015	867,213
Anglo American Platinum, Ltd.	6,599	397,368
AngloGold Ashanti, Ltd.	50,250	941,502
Aspen Pharmacare Holdings, Ltd.	45,690	258,998
Bid Corp., Ltd. (c)	40,002	849,639
Bidvest Group, Ltd. (c)	34,149	429,742
Capitec Bank Holdings, Ltd.	5,504	467,342
Clicks Group, Ltd.	31,021	439,849
Discovery, Ltd.	48,727	366,517
Exxaro Resources, Ltd.	30,772	265,050
FirstRand, Ltd. (c)	406,644	1,667,877
Fortress REIT, Ltd. Class A, (c)	149,753	203,457
Foschini Group, Ltd.	29,345	316,355
Gold Fields, Ltd.	101,420	509,157
Growthpoint Properties, Ltd. REIT (c)	353,879	539,133
Investec, Ltd.	35,166	185,194
Kumba Iron Ore, Ltd. (c)	8,059	199,034
Liberty Holdings, Ltd.	16,199	120,084
Life Healthcare Group Holdings, Ltd.	173,849	260,043
Momentum Metropolitan Holdings (c)	104,070	128,007
Mr. Price Group, Ltd.	29,958	312,670
MTN Group, Ltd. (c)	202,501	1,286,123
Security Description	Shares	Value
MultiChoice Group, Ltd. (b)	51,277	$ 398,954
Naspers, Ltd. Class N	52,764	7,986,547
Nedbank Group, Ltd.	44,120	660,003
Netcare, Ltd.	142,508	164,947
Old Mutual, Ltd.	587,910	749,500
Pick n Pay Stores, Ltd.	44,061	173,018
PSG Group, Ltd.	18,510	257,779
Rand Merchant Investment Holdings, Ltd.	93,926	185,467
Redefine Properties, Ltd. REIT	638,594	329,774
Remgro, Ltd.	63,125	679,398
RMB Holdings, Ltd. (c)	92,417	457,742
Sanlam, Ltd.	223,880	1,101,202
Sappi, Ltd.	64,084	158,704
Sasol, Ltd. (c)	67,144	1,120,624
Shoprite Holdings, Ltd.	58,005	469,166
SPAR Group, Ltd.	23,362	294,303
Standard Bank Group, Ltd.	156,413	1,802,063
Telkom SA SOC, Ltd.	32,515	151,376
Tiger Brands, Ltd.	19,448	270,072
Truworths International, Ltd.	56,221	196,519
Vodacom Group, Ltd.	76,554	604,051
Woolworths Holdings, Ltd. (c)	122,234	444,033
		29,665,596
SOUTH KOREA — 11.4%
Amorepacific Corp.	3,831	449,990
Amorepacific Corp. Preference Shares	1,181	72,372
AMOREPACIFIC Group	3,621	197,980
BGF retail Co., Ltd.	940	154,813
BNK Financial Group, Inc.	34,469	207,191
Celltrion Healthcare Co., Ltd. (b)	5,950	250,704
Celltrion Pharm, Inc. (b)	1,928	56,495
Celltrion, Inc. (b) (c)	10,861	1,489,114
Cheil Worldwide, Inc.	8,082	167,566
CJ CheilJedang Corp.	1,023	200,555
CJ Corp.	1,927	132,102
CJ Corp. Preference Shares (b)	253	12,691
CJ ENM Co., Ltd.	1,368	193,738
CJ Logistics Corp. (b)	1,140	137,717
Daelim Industrial Co., Ltd.	3,456	300,484
Daewoo Engineering & Construction Co., Ltd. (b)	19,772	79,838
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	4,419	113,047
DB Insurance Co., Ltd.	6,060	261,419
Doosan Bobcat, Inc.	6,257	185,176
E-MART, Inc.	2,554	241,276
Fila Korea, Ltd.	5,908	285,979
GS Engineering & Construction Corp.	7,569	208,817

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
GS Holdings Corp.	5,933	$ 249,492
GS Retail Co., Ltd.	3,214	110,837
Hana Financial Group, Inc.	35,848	1,056,424
Hankook Tire & Technology Co., Ltd.	9,159	246,940
Hanmi Pharm Co., Ltd.	787	181,593
Hanmi Science Co., Ltd.	1,686	55,817
Hanon Systems	22,868	229,416
Hanwha Chemical Corp.	12,733	191,078
Hanwha Corp.	5,038	106,349
Hanwha Life Insurance Co., Ltd.	34,930	69,501
HDC Hyundai Development Co-Engineering & Construction	3,370	92,551
Helixmith Co., Ltd. (b) (c)	2,369	131,309
HLB, Inc. (b) (c)	4,213	212,737
Hotel Shilla Co., Ltd.	3,859	278,097
Hyundai Construction Equipment Co., Ltd.	4	106
Hyundai Department Store Co., Ltd.	1,795	117,201
Hyundai Engineering & Construction Co., Ltd.	9,259	358,393
Hyundai Glovis Co., Ltd.	2,208	287,964
Hyundai Heavy Industries Holdings Co., Ltd.	1,138	332,509
Hyundai Marine & Fire Insurance Co., Ltd.	7,982	176,169
Hyundai Mobis Co., Ltd.	7,962	1,677,402
Hyundai Motor Co.	18,058	2,022,967
Hyundai Motor Co. Preference Shares (g)	4,501	319,471
Hyundai Motor Co. Preference Shares (g)	2,670	170,537
Hyundai Steel Co.	9,783	318,153
Industrial Bank of Korea	30,793	339,813
Kakao Corp.	5,961	675,263
Kangwon Land, Inc.	14,360	354,753
KB Financial Group, Inc.	47,990	1,713,140
KCC Corp.	749	136,506
Kia Motors Corp.	31,909	1,216,445
Korea Aerospace Industries, Ltd.	9,041	295,534
Korea Electric Power Corp. (b)	30,600	662,576
Korea Gas Corp.	3,203	106,039
Korea Investment Holdings Co., Ltd.	5,047	317,719
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	4,661	483,187
Korea Zinc Co., Ltd.	1,035	387,644
Korean Air Lines Co., Ltd.	5,857	112,131
KT&G Corp.	14,133	1,246,526
Kumho Petrochemical Co., Ltd.	2,301	137,735
Security Description	Shares	Value
LG Chem, Ltd.	5,478	$ 1,371,618
LG Chem, Ltd. Preference Shares	922	129,110
LG Corp.	11,312	661,991
LG Display Co., Ltd. (b)	28,251	334,199
LG Electronics, Inc.	12,684	714,711
LG Household & Health Care, Ltd.	1,119	1,222,700
LG Household & Health Care, Ltd. Preference Shares	263	169,521
LG Innotek Co., Ltd.	1,635	155,825
LG Uplus Corp.	13,330	152,117
Lotte Chemical Corp.	2,107	415,710
Lotte Corp.	3,364	101,948
Lotte Shopping Co., Ltd.	1,454	156,808
Medy-Tox, Inc. (b)	555	167,082
Meritz Securities Co., Ltd.	35,505	149,898
Mirae Asset Daewoo Co., Ltd.	48,701	305,361
NAVER Corp.	16,906	2,218,988
NCSoft Corp.	1,962	854,577
Netmarble Corp. (b) (c) (d)	3,142	248,229
NH Investment & Securities Co., Ltd.	16,570	175,930
OCI Co., Ltd.	2,194	127,478
Orange Life Insurance, Ltd. (d)	3,722	84,170
Orion Corp/Republic of Korea	2,899	238,483
Ottogi Corp.	142	69,210
Pan Ocean Co., Ltd. (b)	33,430	127,722
Pearl Abyss Corp. (b)	814	134,742
POSCO	9,478	1,798,692
POSCO Chemtech Co., Ltd.	3,021	111,505
Posco International Corp.	5,887	94,003
S-1 Corp.	2,014	165,174
Samsung Biologics Co., Ltd. (b) (d)	2,024	520,319
Samsung C&T Corp.	10,182	763,554
Samsung Card Co., Ltd.	3,365	98,884
Samsung Electro-Mechanics Co., Ltd.	6,669	574,265
Samsung Electronics Co., Ltd. Preference Shares	99,155	3,274,357
Samsung Electronics Co., Ltd.	574,041	23,539,448
Samsung Engineering Co., Ltd. (b)	19,505	273,949
Samsung Fire & Marine Insurance Co., Ltd.	3,674	684,949
Samsung Heavy Industries Co., Ltd. (b)	53,830	354,621
Samsung Life Insurance Co., Ltd.	8,336	495,498
Samsung SDI Co., Ltd.	6,573	1,225,414
Samsung SDS Co., Ltd.	4,151	661,092
Samsung Securities Co., Ltd.	7,444	219,994

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Shinhan Financial Group Co., Ltd.	54,398	$ 1,900,963
Shinsegae, Inc.	883	193,778
SillaJen, Inc. (b) (c)	7,464	50,794
SK Holdings Co., Ltd.	4,197	715,786
SK Hynix, Inc.	65,742	4,517,822
SK Innovation Co., Ltd.	6,620	918,714
SK Telecom Co., Ltd.	2,403	485,160
S-Oil Corp.	5,525	459,127
Woongjin Coway Co., Ltd.	6,271	443,528
Woori Financial Group, Inc.	56,737	590,541
Yuhan Corp.	1,053	201,154
		78,398,301
TAIWAN — 10.7%
Acer, Inc.	356,000	204,251
Advantech Co., Ltd.	42,098	370,441
Airtac International Group	15,000	178,649
ASE Technology Holding Co., Ltd.	412,307	940,912
Asia Cement Corp.	255,000	355,896
Asustek Computer, Inc.	84,000	559,106
AU Optronics Corp.	1,058,000	268,042
Catcher Technology Co., Ltd.	78,000	590,823
Cathay Financial Holding Co., Ltd.	913,000	1,203,620
Chailease Holding Co., Ltd.	145,806	587,463
Chang Hwa Commercial Bank, Ltd.	673,636	470,087
Cheng Shin Rubber Industry Co., Ltd.	240,000	354,301
Chicony Electronics Co., Ltd.	71,788	211,492
China Airlines, Ltd.	333,000	97,460
China Development Financial Holding Corp.	1,512,000	450,318
China Life Insurance Co., Ltd. (b)	304,386	241,354
China Steel Corp.	1,409,000	1,044,562
Chunghwa Telecom Co., Ltd.	454,000	1,624,329
Compal Electronics, Inc.	514,000	296,559
CTBC Financial Holding Co., Ltd.	2,211,040	1,468,111
Delta Electronics, Inc.	236,000	1,007,913
E.Sun Financial Holding Co., Ltd.	1,246,240	1,054,450
Eclat Textile Co., Ltd.	23,550	315,776
Eva Airways Corp.	265,619	116,866
Evergreen Marine Corp. Taiwan, Ltd.	265,152	111,105
Far Eastern New Century Corp.	392,000	361,998
Far EasTone Telecommunications Co., Ltd.	190,000	444,004
Feng TAY Enterprise Co., Ltd.	39,468	283,055
First Financial Holding Co., Ltd.	1,188,941	835,434
Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	426,000	$ 1,190,485
Formosa Petrochemical Corp.	147,000	465,290
Formosa Plastics Corp.	532,000	1,620,461
Formosa Taffeta Co., Ltd.	98,000	106,767
Foxconn Technology Co., Ltd.	106,830	222,788
Fubon Financial Holding Co., Ltd.	794,000	1,140,154
Giant Manufacturing Co., Ltd.	35,000	238,038
Globalwafers Co., Ltd.	27,000	273,268
Highwealth Construction Corp.	94,000	151,190
Hiwin Technologies Corp.	29,186	254,470
Hon Hai Precision Industry Co., Ltd.	1,502,800	3,545,745
Hotai Motor Co., Ltd.	37,000	562,314
Hua Nan Financial Holdings Co., Ltd.	942,041	636,135
Innolux Corp.	981,000	208,693
Inventec Corp.	321,000	221,419
Largan Precision Co., Ltd.	12,000	1,721,220
Lite-On Technology Corp.	258,958	411,502
MediaTek, Inc.	182,000	2,164,676
Mega Financial Holding Co., Ltd.	1,318,000	1,221,373
Micro-Star International Co., Ltd.	84,000	244,491
Nan Ya Plastics Corp.	616,000	1,383,913
Nanya Technology Corp.	150,000	389,209
Nien Made Enterprise Co., Ltd.	20,000	175,345
Novatek Microelectronics Corp.	71,000	407,355
Pegatron Corp.	233,000	405,550
Phison Electronics Corp.	17,000	151,509
Pou Chen Corp.	272,000	348,499
Powertech Technology, Inc.	88,000	247,340
President Chain Store Corp.	68,000	635,627
Quanta Computer, Inc.	322,000	587,445
Realtek Semiconductor Corp.	59,000	437,396
Ruentex Development Co., Ltd.	63,840	85,396
Ruentex Industries, Ltd.	42,600	91,861
Shanghai Commercial & Savings Bank, Ltd.	399,000	670,048
Shin Kong Financial Holding Co., Ltd.	1,262,180	382,016
SinoPac Financial Holdings Co., Ltd.	1,273,457	496,666
Standard Foods Corp.	48,512	97,104
Synnex Technology International Corp.	154,700	181,006
TaiMed Biologics, Inc. (b)	23,000	110,461
Taishin Financial Holding Co., Ltd.	1,140,408	509,103
Taiwan Business Bank	465,558	191,328

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Taiwan Cement Corp.	586,740	$ 749,867
Taiwan Cooperative Financial Holding Co., Ltd.	1,103,774	729,339
Taiwan High Speed Rail Corp.	229,000	260,559
Taiwan Mobile Co., Ltd.	192,000	693,130
Taiwan Semiconductor Manufacturing Co., Ltd.	2,961,000	25,959,870
Tatung Co., Ltd. (b)	226,000	123,838
Uni-President Enterprises Corp.	577,000	1,391,146
United Microelectronics Corp.	1,406,000	607,275
Vanguard International Semiconductor Corp.	110,000	222,308
Walsin Technology Corp.	39,000	219,359
Win Semiconductors Corp.	40,000	359,071
Winbond Electronics Corp.	358,000	205,976
Wistron Corp.	352,101	284,296
WPG Holdings, Ltd.	177,880	219,021
Yageo Corp.	29,556	234,832
Yuanta Financial Holding Co., Ltd.	1,184,000	706,023
Zhen Ding Technology Holding, Ltd.	67,000	239,714
		73,838,657
THAILAND — 2.7%
Advanced Info Service PCL	141,900	1,020,696
Airports of Thailand PCL	504,700	1,233,491
Airports of Thailand PCL NVDR	14,300	34,949
Bangkok Bank PCL	12,400	71,355
Bangkok Bank PCL NVDR	44,300	251,301
Bangkok Dusit Medical Services PCL Class F	1,121,800	887,610
Bangkok Expressway & Metro PCL	924,999	326,630
Banpu PCL	518,400	200,004
Berli Jucker PCL (c)	149,600	258,015
BTS Group Holdings PCL NVDR	71,100	31,151
BTS Group Holdings PCL	724,084	317,238
Bumrungrad Hospital PCL	51,700	216,368
Central Pattana PCL	267,300	594,291
Charoen Pokphand Foods PCL (c)	435,400	373,688
Charoen Pokphand Foods PCL NVDR	33,700	28,924
CP ALL PCL NVDR	19,400	51,537
CP ALL PCL	685,800	1,821,849
Electricity Generating PCL	34,300	402,606
Energy Absolute PCL	197,500	309,956
Gulf Energy Development PCL	62,000	324,342
Home Product Center PCL	702,500	392,766
Indorama Ventures PCL	195,600	207,847
Security Description	Shares	Value
Intouch Holdings PCL NVDR	22,300	$ 47,757
Intouch Holdings PCL Class F	247,800	530,682
IRPC PCL	1,255,300	151,038
Kasikornbank PCL	200,300	1,028,187
Kasikornbank PCL NVDR	34,900	178,579
Krung Thai Bank PCL	405,600	228,096
Land & Houses PCL	975,253	306,112
Minor International PCL	329,100	403,507
Muangthai Capital PCL	74,900	139,588
PTT Exploration & Production PCL	165,600	655,145
PTT Global Chemical PCL	263,400	462,898
PTT Global Chemical PCL NVDR	13,000	22,846
PTT PCL NVDR	37,300	56,404
PTT PCL	1,341,900	2,029,193
Ratch Group PCL	85,200	199,176
Robinson PCL	56,000	116,724
Siam Cement PCL	92,279	1,230,990
Siam Cement PCL NVDR	3,500	46,690
Siam Commercial Bank PCL	100,800	388,897
Thai Oil PCL	138,400	315,625
Thai Union Group PCL Class F	394,200	215,241
TMB Bank PCL	1,388,800	71,290
Total Access Communication PCL	83,100	156,229
True Corp. PCL	1,358,637	233,214
		18,570,722
TURKEY — 0.5%
Akbank T.A.S. (b)	339,197	487,785
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	98,672
Arcelik A/S (b)	23,873	80,500
Aselsan Elektronik Sanayi Ve Ticaret A/S	40,275	143,511
BIM Birlesik Magazalar A/S	50,384	438,300
Eregli Demir ve Celik Fabrikalari TAS	174,073	211,175
Ford Otomotiv Sanayi A/S	8,854	93,142
Haci Omer Sabanci Holding A/S	105,940	179,553
KOC Holding A/S	88,481	296,321
TAV Havalimanlari Holding A/S	21,391	89,405
Tupras Turkiye Petrol Rafinerileri A/S	14,837	377,067
Turk Hava Yollari AO (b)	65,005	142,524
Turkcell Iletisim Hizmetleri A/S	127,923	294,745
Turkiye Garanti Bankasi A/S (b)	283,550	512,715
Turkiye Is Bankasi A/S Class C (b)	181,955	202,047

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Turkiye Sise ve Cam Fabrikalari A/S	88,491	$ 73,188
		3,720,650
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	331,873	710,159
Aldar Properties PJSC	475,067	270,310
DP World PLC	20,095	281,129
Dubai Islamic Bank PJSC	205,183	293,266
Emaar Development PJSC	93,955	105,385
Emaar Malls PJSC	305,084	156,149
Emaar Properties PJSC	428,953	538,359
Emirates Telecommunications Group Co. PJSC	207,520	932,192
First Abu Dhabi Bank PJSC	325,430	1,332,499
		4,619,448
UNITED STATES — 0.0% (a)
Titan Cement International SA (b)	5,183	107,925
TOTAL COMMON STOCKS (Cost $559,062,416)		634,974,244

RIGHTS — 0.0% (a)
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 5/19/23) (b) (e)	3,446	—
THAILAND — 0.0% (a)
TMB Bank PCL (expiring 11/26/19) (b) (f)	961,417	5,344
TOTAL RIGHTS (Cost $0)		5,344
WARRANTS — 1.3%
SWITZERLAND — 1.3%
UBS AG (expiring 5/28/20) (b)	2,190	2,055,711
UBS AG (expiring 5/29/20) (b)	2,012	1,888,625
UBS AG (expiring 8/31/20) (b)	5,200	4,881,105
		8,825,441
THAILAND — 0.0% (a)
Minor International PCL (expiring 9/30/21) (b)	13,725	1,786
TOTAL WARRANTS (Cost $8,696,841)		8,827,227
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	33,583,408	$ 33,586,766
State Street Navigator Securities Lending Portfolio II (j) (k)	8,079,729	8,079,729
TOTAL SHORT-TERM INVESTMENTS (Cost $41,666,493)		41,666,495
TOTAL INVESTMENTS — 99.5% (Cost $609,428,729)		685,476,315
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		3,642,089
NET ASSETS — 100.0%		$ 689,118,404
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $3,454, representing 0.0% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $5,826 representing 0.0% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	718	12/20/2019	$37,140,967	$35,968,210	$(1,172,757)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 3,005	$ —	$ 3,005
Common Stocks	618,249,266	16,721,524	3,454	634,974,244
Rights	—	5,344	0(a)	5,344
Warrants	8,827,227	—	—	8,827,227
Short-Term Investments	41,666,495	—	—	41,666,495
TOTAL INVESTMENTS	$668,742,988	$16,729,873	$3,454	$685,476,315
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,172,757)	—	—	(1,172,757)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,172,757)	$ —	$ —	$ (1,172,757)
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 51,970,291	$ 18,383,098	$(429)	$ 2	33,583,408	$33,586,766	$ 73,274
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,025,892	9,025,892	115,890,449	124,916,341	—	—	—	—	298,388
State Street Navigator Securities Lending Portfolio II	5,297,343	5,297,343	41,889,310	39,106,924	—	—	8,079,729	8,079,729	79,602
Total		$14,323,235	$209,750,050	$182,406,363	$(429)	$ 2		$41,666,495	$451,264
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.0%
UNITED STATES — 94.0%
State Street International Developed Equity Portfolio (a) (Cost: $3,151,596,950)		$ 3,374,599,037
SHORT-TERM INVESTMENT — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b)(c) (Cost $168,507,211)	168,490,438	168,507,288
TOTAL INVESTMENTS — 98.7% (Cost $3,320,104,161)		3,543,106,325
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		48,311,747
NET ASSETS — 100.0%		$ 3,591,418,072

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.

At September 30, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 549,802	AUD 801,000	10/02/2019	$ (9,567)
Bank of Montreal	USD 328,704,379	CHF 327,767,571	10/02/2019	—
Bank of Montreal	USD 281,657,290	GBP 228,562,274	10/02/2019	(101)
Bank of Montreal	USD 414,444,680	JPY 44,791,108,805	10/02/2019	—
Bank of Montreal	GBP 228,562,274	USD 282,017,276	11/04/2019	(14,755)
Bank of Montreal	CHF 327,767,571	USD 329,605,120	11/04/2019	4,972
Bank of Montreal	JPY 44,791,108,805	USD 415,345,893	11/05/2019	(15,407)
Barclays Capital	USD 1,250,664	GBP 1,014,000	10/02/2019	(1,112)
Barclays Capital	USD 4,087,317	SEK 40,081,000	10/02/2019	(10,792)
BNP Paribas S.A.	DKK 21,999,000	USD 3,245,698	10/02/2019	33,485
BNP Paribas S.A.	JPY 372,938,000	USD 3,463,668	10/02/2019	12,935
BNP Paribas S.A.	CHF 1,364,000	USD 1,377,883	10/02/2019	9,984
BNP Paribas S.A.	DKK 7,690,000	USD 1,125,851	11/04/2019	(14)
BNP Paribas S.A.	SEK 53,428,000	USD 5,445,994	11/04/2019	270
BNP Paribas S.A.	NOK 9,178,000	USD 1,010,769	11/04/2019	52
Citibank N.A.	USD 532,608,115	EUR 488,541,657	10/02/2019	(65)
Citibank N.A.	USD 22,200,267	NOK 201,710,520	10/02/2019	—
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	USD 2,985,187	SGD 4,143,000	10/02/2019	$ 10,692
Citibank N.A.	EUR 501,476,657	USD 553,499,846	10/02/2019	6,790,061
Citibank N.A.	NOK 201,710,520	USD 22,166,844	10/02/2019	(33,424)
Citibank N.A.	CHF 1,725,000	USD 1,744,459	10/02/2019	14,529
Citibank N.A.	EUR 4,067,000	USD 4,456,471	10/02/2019	22,628
Citibank N.A.	NOK 201,710,520	USD 22,212,515	11/04/2019	(612)
Citibank N.A.	EUR 488,541,657	USD 533,912,521	11/04/2019	(9,705)
HSBC Bank USA	USD 532,608,115	EUR 488,541,657	10/02/2019	(65)
HSBC Bank USA	USD 8,594,711	NZD 13,706,581	10/02/2019	1
HSBC Bank USA	USD 85,563,944	SEK 841,277,531	10/02/2019	—
HSBC Bank USA	USD 44,101,742	SGD 60,988,299	10/02/2019	—
HSBC Bank USA	AUD 370,249,050	USD 249,674,485	10/02/2019	(39,919)
HSBC Bank USA	JPY 45,747,738,305	USD 431,922,678	10/02/2019	8,626,464
HSBC Bank USA	ILS 41,980,174	USD 11,908,526	10/02/2019	(169,319)
HSBC Bank USA	DKK 404,147,566	USD 59,833,824	10/02/2019	821,688
HSBC Bank USA	SEK 841,277,531	USD 85,745,295	11/04/2019	(3,103)
HSBC Bank USA	SGD 60,988,299	USD 44,115,715	11/04/2019	(2,617)
HSBC Bank USA	EUR 488,541,657	USD 533,908,124	11/04/2019	(14,102)
HSBC Bank USA	NZD 13,706,581	USD 8,600,962	11/04/2019	(193)
JP Morgan Chase Bank, N.A.	CHF 5,436,000	USD 5,467,185	11/04/2019	792
JP Morgan Chase Bank, N.A.	EUR 50,927,000	USD 55,655,215	11/04/2019	(2,387)
JP Morgan Chase Bank, N.A.	GBP 14,764,000	USD 18,217,905	11/04/2019	21
Morgan Stanley Bank, N.A.	USD 6,662,684	AUD 9,899,000	10/02/2019	13,694
Morgan Stanley Bank, N.A.	USD 9,875,598	HKD 77,451,000	10/02/2019	4,112
Morgan Stanley Bank, N.A.	HKD 3,874,000	USD 494,246	10/02/2019	76
Royal Bank of Canada	GBP 243,381,774	USD 296,783,386	10/02/2019	(3,135,866)
Royal Bank of Canada	HKD 1,006,374,035	USD 128,429,560	10/02/2019	55,701
Societe Generale	SEK 3,494,000	USD 358,487	10/02/2019	3,122
Societe Generale	GBP 1,903,000	USD 2,352,928	10/02/2019	7,862
Standard Chartered Bank	USD 733,253	CHF 727,000	10/02/2019	(4,175)
Standard Chartered Bank	USD 30,547,549	EUR 27,768,000	10/02/2019	(274,879)
Standard Chartered Bank	USD 37,129,115	GBP 30,528,000	10/02/2019	490,526
Standard Chartered Bank	USD 281,657,289	GBP 228,562,273	10/02/2019	(101)
Standard Chartered Bank	USD 118,988,320	HKD 932,797,035	10/02/2019	—
Standard Chartered Bank	USD 19,673,246	JPY 2,087,296,000	10/02/2019	(359,843)
Standard Chartered Bank	USD 1,848,505	JPY 198,901,000	10/02/2019	(8,107)
Standard Chartered Bank	AUD 1,503,000	USD 1,014,535	10/02/2019	837
Standard Chartered Bank	GBP 228,562,273	USD 282,025,274	11/04/2019	(6,756)
Standard Chartered Bank	HKD 932,797,035	USD 119,046,025	11/04/2019	(9,116)
Toronto Dominion Bank	NZD 13,706,581	USD 8,651,182	10/02/2019	56,470
Toronto Dominion Bank	SGD 65,131,299	USD 46,959,415	10/02/2019	(138,206)
Toronto Dominion Bank	SEK 877,864,531	USD 89,688,751	10/02/2019	403,648
Toronto Dominion Bank	EUR 501,476,657	USD 553,494,831	10/02/2019	6,785,046
UBS AG	USD 2,391,433	EUR 2,169,000	10/02/2019	(26,790)
Westpac Banking Corp.	USD 243,511,555	AUD 361,052,050	10/02/2019	(66)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	USD 62,224,349	DKK 426,146,566	10/02/2019	$ —
Westpac Banking Corp.	USD 12,077,428	ILS 41,980,174	10/02/2019	417
Westpac Banking Corp.	USD 414,444,680	JPY 44,791,108,805	10/02/2019	—
Westpac Banking Corp.	CHF 325,405,571	USD 329,755,040	10/02/2019	3,419,412
Westpac Banking Corp.	JPY 45,747,738,305	USD 431,919,823	10/02/2019	8,623,609
Westpac Banking Corp.	GBP 243,381,773	USD 296,783,141	10/02/2019	(3,136,110)
Westpac Banking Corp.	USD 2,387,614	HKD 18,706,000	11/04/2019	(122)
Westpac Banking Corp.	ILS 41,980,174	USD 12,096,708	11/04/2019	(1,220)
Westpac Banking Corp.	AUD 361,052,050	USD 243,787,760	11/04/2019	(8,960)
Westpac Banking Corp.	AUD 10,638,000	USD 7,182,809	11/04/2019	(392)
Westpac Banking Corp.	DKK 426,146,566	USD 62,384,671	11/04/2019	(5,937)
Westpac Banking Corp.	SGD 1,651,000	USD 1,194,327	11/04/2019	10
Westpac Banking Corp.	JPY 44,791,108,805	USD 415,355,137	11/05/2019	(6,163)
Westpac Banking Corp.	JPY 7,715,597,000	USD 71,546,045	11/05/2019	(2,986)
Total				$28,760,062
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	2,123	12/20/2019	$201,602,107	$201,515,160	$(86,947)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,374,599,037	$ —	$—	$3,374,599,037
Short-Term Investment	168,507,288	—	—	168,507,288
TOTAL INVESTMENTS	$3,543,106,325	$ —	$—	$3,543,106,325
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	36,213,116	—	36,213,116
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$36,213,116	$—	$ 36,213,116
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,543,106,325	$36,213,116	$—	$3,579,319,441
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(7,453,054)	—	(7,453,054)
Futures Contracts(b)	(86,947)	—	—	(86,947)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (86,947)	$ (7,453,054)	$—	$ (7,540,001)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$178,502,477	$ 9,995,043	$(223)	$77	168,490,438	$168,507,288	$ 449,599
State Street Institutional U.S. Government Money Market Fund, Class G Shares	166,240,904	166,240,904	256,246,802	422,487,706	—	—	—	—	1,967,277
Total		$166,240,904	$434,749,279	$432,482,749	$(223)	$77		$168,507,288	$2,416,876
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 7.1%
AGL Energy, Ltd.	153,286	$ 1,980,832
Alumina, Ltd.	579,490	926,283
AMP, Ltd.	892,260	1,098,257
APA Group	297,145	2,296,692
Aristocrat Leisure, Ltd.	136,175	2,810,402
ASX, Ltd.	47,442	2,594,017
Aurizon Holdings, Ltd.	459,438	1,828,220
AusNet Services	369,251	452,010
Australia & New Zealand Banking Group, Ltd.	677,484	13,031,614
Bank of Queensland, Ltd. (a)	98,749	660,684
Bendigo & Adelaide Bank, Ltd.	116,926	906,110
BHP Group PLC	514,248	10,978,350
BHP Group, Ltd.	713,383	17,667,499
BlueScope Steel, Ltd.	128,543	1,041,217
Boral, Ltd.	278,445	907,060
Brambles, Ltd.	379,149	2,915,173
Caltex Australia, Ltd.	61,250	1,087,281
Challenger, Ltd.	131,897	655,620
CIMIC Group, Ltd.	24,790	525,832
Coca-Cola Amatil, Ltd.	124,122	891,555
Cochlear, Ltd.	13,508	1,896,344
Coles Group, Ltd.	278,524	2,892,897
Commonwealth Bank of Australia	428,117	23,339,132
Computershare, Ltd.	127,081	1,384,213
Crown Resorts, Ltd.	91,949	747,281
CSL, Ltd.	109,707	17,291,159
Dexus REIT	254,040	2,044,053
Flight Centre Travel Group, Ltd.	14,844	476,549
Fortescue Metals Group, Ltd. (a)	317,104	1,882,062
Goodman Group REIT	402,262	3,847,112
GPT Group REIT	481,330	1,999,739
Harvey Norman Holdings, Ltd. (a)	169,194	516,931
Incitec Pivot, Ltd.	390,151	892,035
Insurance Australia Group, Ltd.	539,392	2,873,963
LendLease Group	134,854	1,597,122
Macquarie Group, Ltd.	77,280	6,832,084
Magellan Financial Group, Ltd.	32,572	1,130,043
Medibank Pvt, Ltd.	644,191	1,477,213
Mirvac Group REIT	962,862	1,987,170
National Australia Bank, Ltd.	679,049	13,602,139
Newcrest Mining, Ltd.	189,169	4,433,579
Oil Search, Ltd.	314,321	1,551,794
Orica, Ltd.	89,224	1,356,392
Origin Energy, Ltd.	418,601	2,250,133
QBE Insurance Group, Ltd.	329,690	2,792,834
Ramsay Health Care, Ltd. (a)	41,132	1,799,589
REA Group, Ltd.	13,915	1,015,641
Santos, Ltd.	444,145	2,315,549
Scentre Group REIT	1,261,206	3,342,937
SEEK, Ltd.	79,431	1,150,196
Sonic Healthcare, Ltd.	111,593	2,111,152
Security Description	Shares	Value
South32, Ltd.	1,269,043	$ 2,242,473
Stockland REIT	562,237	1,725,363
Suncorp Group, Ltd. (b)	296,597	2,730,541
Sydney Airport	259,881	1,407,472
Tabcorp Holdings, Ltd.	456,790	1,494,197
Telstra Corp., Ltd.	989,629	2,342,767
TPG Telecom, Ltd.	98,984	463,313
Transurban Group Stapled Security	639,034	6,331,337
Treasury Wine Estates, Ltd. (a)	180,891	2,265,575
Vicinity Centres REIT	761,248	1,319,499
Washington H Soul Pattinson & Co., Ltd.	28,102	398,590
Wesfarmers, Ltd.	270,481	7,260,549
Westpac Banking Corp.	835,296	16,698,146
Woodside Petroleum, Ltd.	229,646	5,015,167
Woolworths Group, Ltd.	304,443	7,654,759
WorleyParsons, Ltd.	79,653	698,923
		238,132,416
AUSTRIA — 0.2%
ANDRITZ AG	17,424	712,337
Erste Group Bank AG	71,957	2,380,098
OMV AG	34,411	1,847,232
Raiffeisen Bank International AG	34,387	798,134
Verbund AG	15,343	839,692
Voestalpine AG	26,238	602,986
		7,180,479
BELGIUM — 1.0%
Ageas	42,731	2,370,262
Anheuser-Busch InBev SA	183,582	17,496,333
Colruyt SA	13,634	747,351
Groupe Bruxelles Lambert SA	18,967	1,821,716
KBC Group NV	60,638	3,941,332
Proximus SADP	33,328	990,106
Solvay SA	17,373	1,799,304
Telenet Group Holding NV	10,840	511,709
UCB SA	29,269	2,125,143
Umicore SA (a)	48,894	1,845,926
		33,649,182
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,046,075
CHINA — 0.6%
Alcon, Inc. (b)	101,883	5,946,538
BeiGene, Ltd. ADR (a)(b)	9,000	1,102,140
BOC Hong Kong Holdings, Ltd.	873,500	2,963,888
Prosus NV (b)	117,112	8,598,944
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	399,855
		19,011,365
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	887	946,765
AP Moller - Maersk A/S Class B	1,657	1,874,137
Carlsberg A/S Class B	25,375	3,751,478

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Chr. Hansen Holding A/S	26,096	$ 2,215,391
Coloplast A/S Class B	28,393	3,420,319
Danske Bank A/S	149,211	2,078,067
Demant A/S (a)(b)	26,000	666,083
DSV A/S	52,219	4,969,861
Genmab A/S (b)	16,082	3,265,220
H Lundbeck A/S	15,024	498,420
ISS A/S	38,781	959,821
Novo Nordisk A/S Class B	426,319	21,921,171
Novozymes A/S Class B	53,917	2,267,355
Orsted A/S (d)	46,688	4,339,835
Pandora A/S	25,242	1,013,211
Tryg A/S	27,932	800,615
Vestas Wind Systems A/S	45,590	3,540,131
		58,527,880
FINLAND — 1.1%
Elisa Oyj	34,462	1,777,083
Fortum Oyj	102,743	2,429,506
Kone Oyj Class B	83,754	4,769,961
Metso Oyj	26,240	980,357
Neste Oyj	99,139	3,282,430
Nokia Oyj	1,353,536	6,861,655
Nokian Renkaat Oyj	32,627	920,550
Nordea Bank Abp	788,122	5,595,805
Orion Oyj Class B	24,454	912,297
Sampo Oyj Class A	109,563	4,357,374
Stora Enso Oyj Class R	149,182	1,797,965
UPM-Kymmene Oyj	125,617	3,714,020
Wartsila OYJ Abp	104,158	1,166,758
		38,565,761
FRANCE — 11.0%
Accor SA	42,977	1,792,147
Aeroports de Paris	6,888	1,225,517
Air Liquide SA	104,337	14,855,513
Airbus SE	141,556	18,395,460
Alstom SA	48,182	1,997,640
Amundi SA (d)	13,383	933,769
Arkema SA	16,140	1,504,795
Atos SE	22,512	1,587,414
AXA SA	463,323	11,834,837
BioMerieux	10,343	855,844
BNP Paribas SA	273,453	13,316,950
Bollore SA	199,792	828,126
Bouygues SA	51,415	2,059,934
Bureau Veritas SA	73,174	1,763,012
Capgemini SE	39,086	4,606,309
Carrefour SA	146,367	2,562,683
Casino Guichard Perrachon SA (a)	13,917	664,396
Cie de Saint-Gobain	115,660	4,539,331
Cie Generale des Etablissements Michelin SCA	41,913	4,679,019
CNP Assurances	37,775	730,162
Covivio REIT	11,359	1,202,446
Credit Agricole SA	271,407	3,296,191
Security Description	Shares	Value
Danone SA	149,786	$ 13,197,637
Dassault Aviation SA	605	856,123
Dassault Systemes SE	31,609	4,505,662
Edenred	58,747	2,819,944
Eiffage SA	18,462	1,914,506
Electricite de France SA	148,104	1,658,225
Engie SA	434,559	7,096,867
EssilorLuxottica SA	68,916	9,936,235
Eurazeo SE	11,024	820,253
Eutelsat Communications SA	41,976	781,390
Faurecia SE	19,469	923,716
Gecina SA REIT	10,710	1,683,685
Getlink SE	112,207	1,685,681
Hermes International	7,636	5,277,902
ICADE REIT	8,381	749,688
Iliad SA	5,881	552,797
Imerys SA	8,119	326,437
Ingenico Group SA	15,284	1,491,304
Ipsen SA	9,549	906,739
JCDecaux SA	19,153	518,674
Kering SA	18,020	9,185,208
Klepierre SA REIT	47,094	1,599,813
Legrand SA	65,644	4,686,081
L'Oreal SA	61,330	17,176,837
LVMH Moet Hennessy Louis Vuitton SE	67,268	26,741,814
Natixis SA	222,855	924,449
Orange SA	473,417	7,429,535
Pernod Ricard SA	51,664	9,203,356
Peugeot SA	139,044	3,468,282
Publicis Groupe SA	51,318	2,524,323
Remy Cointreau SA (a)	5,928	787,157
Renault SA	47,770	2,742,472
Safran SA	79,605	12,536,145
Sanofi	272,502	25,269,765
Sartorius Stedim Biotech	6,864	960,834
Schneider Electric SE	131,366	11,528,823
SCOR SE	37,278	1,539,867
SEB SA	5,081	771,625
Societe BIC SA (a)	6,365	427,450
Societe Generale SA	185,488	5,083,785
Sodexo SA	21,311	2,393,025
Suez	75,878	1,193,268
Teleperformance	14,015	3,039,023
Thales SA	26,547	3,053,332
TOTAL SA	576,989	30,121,261
Ubisoft Entertainment SA (b)	20,143	1,456,819
Unibail-Rodamco-Westfield	73,380	527,081
Unibail-Rodamco-Westfield REIT	29,342	4,278,481
Valeo SA	56,255	1,824,544
Veolia Environnement SA	133,452	3,384,082
Vinci SA	124,034	13,362,623
Vivendi SA	220,012	6,039,601
Wendel SA	7,128	983,802

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Worldline SA (b)(d)	19,076	$ 1,204,126
		370,383,649
GERMANY — 8.4%
1&1 Drillisch AG	12,173	379,551
adidas AG	43,028	13,399,590
Allianz SE	101,598	23,686,481
Aroundtown SA	230,810	1,888,224
Axel Springer SE (b)	10,775	740,055
BASF SE	219,370	15,334,756
Bayer AG	222,828	15,714,951
Bayerische Motoren Werke AG	78,182	5,505,264
Bayerische Motoren Werke AG Preference Shares	13,069	725,927
Beiersdorf AG	25,058	2,955,832
Brenntag AG	35,735	1,729,748
Carl Zeiss Meditec AG	10,275	1,171,709
Commerzbank AG	242,433	1,406,607
Continental AG	25,923	3,326,349
Covestro AG (d)	43,724	2,164,123
Daimler AG	217,238	10,804,314
Delivery Hero SE (b)(d)	28,152	1,250,978
Deutsche Bank AG	465,902	3,489,962
Deutsche Boerse AG	45,013	7,037,092
Deutsche Lufthansa AG	54,713	869,669
Deutsche Post AG	235,924	7,882,026
Deutsche Telekom AG	795,192	13,345,339
Deutsche Wohnen SE	84,761	3,094,691
E.ON SE	518,726	5,043,828
Evonik Industries AG	46,539	1,149,189
Fraport AG Frankfurt Airport Services Worldwide	10,591	898,534
Fresenius Medical Care AG & Co. KGaA	52,340	3,520,668
Fresenius SE & Co. KGaA	102,460	4,791,452
Fuchs Petrolub SE Preference Shares	16,051	603,009
GEA Group AG	33,530	905,453
Hannover Rueck SE	14,360	2,428,132
HeidelbergCement AG	37,100	2,682,406
Henkel AG & Co. KGaA Preference Shares	41,964	4,154,023
Henkel AG & Co. KGaA	26,031	2,383,835
HOCHTIEF AG	6,344	723,437
HUGO BOSS AG	16,009	857,815
Infineon Technologies AG	295,476	5,318,976
KION Group AG	16,364	860,782
Knorr-Bremse AG	12,094	1,137,064
Lanxess AG	20,021	1,222,306
Merck KGaA	30,795	3,469,739
METRO AG	46,138	728,339
MTU Aero Engines AG	12,873	3,421,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,386	8,899,559
Porsche Automobil Holding SE Preference Shares	38,236	2,488,587
Security Description	Shares	Value
Puma SE	19,160	$ 1,483,064
RWE AG	130,398	4,078,567
SAP SE	235,412	27,686,985
Sartorius AG Preference Shares	8,674	1,583,000
Siemens AG	182,949	19,596,058
Siemens Healthineers AG (d)	36,386	1,431,817
Symrise AG	30,804	2,994,217
Telefonica Deutschland Holding AG	202,170	563,798
Thyssenkrupp AG	100,059	1,385,916
TUI AG	110,526	1,288,190
Uniper SE	49,780	1,632,989
United Internet AG	30,546	1,089,950
Volkswagen AG	7,916	1,360,955
Volkswagen AG Preference Shares	44,030	7,491,114
Vonovia SE	124,293	6,307,721
Wirecard AG	28,864	4,617,860
Zalando SE (b)(d)	35,450	1,618,561
		281,802,657
HONG KONG — 3.3%
AIA Group, Ltd.	2,920,400	27,585,736
ASM Pacific Technology, Ltd.	66,900	816,686
Bank of East Asia, Ltd.	350,839	863,739
CK Asset Holdings, Ltd.	624,679	4,231,249
CK Hutchison Holdings, Ltd.	645,000	5,693,548
CK Infrastructure Holdings, Ltd.	156,000	1,049,698
CLP Holdings, Ltd.	394,000	4,138,824
Dairy Farm International Holdings, Ltd.	77,000	485,100
Galaxy Entertainment Group, Ltd.	507,000	3,152,824
Hang Lung Properties, Ltd.	486,000	1,103,503
Hang Seng Bank, Ltd.	188,700	4,067,952
Henderson Land Development Co., Ltd.	339,436	1,580,403
HK Electric Investments & HK Electric Investments, Ltd. Class SS	618,990	589,823
HKT Trust & HKT, Ltd.	937,000	1,486,884
Hong Kong & China Gas Co., Ltd.	2,492,785	4,858,759
Hong Kong Exchanges & Clearing, Ltd.	290,805	8,531,922
Hongkong Land Holdings, Ltd.	277,400	1,558,988
Hysan Development Co., Ltd.	174,000	701,380
Jardine Matheson Holdings, Ltd.	55,100	2,947,850
Jardine Strategic Holdings, Ltd.	52,400	1,565,712
Kerry Properties, Ltd.	146,000	449,767
Link REIT	516,000	5,690,257
Melco Resorts & Entertainment, Ltd. ADR	46,023	893,306
MTR Corp., Ltd.	385,601	2,164,253
New World Development Co., Ltd.	1,463,077	1,899,906
NWS Holdings, Ltd.	356,810	552,552

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PCCW, Ltd.	1,072,000	$ 601,679
Power Assets Holdings, Ltd.	334,500	2,246,527
Sands China, Ltd.	566,400	2,564,890
Shangri-La Asia, Ltd.	272,000	277,572
Sino Land Co., Ltd.	803,387	1,207,222
SJM Holdings, Ltd.	457,000	434,300
Sun Hung Kai Properties, Ltd.	380,500	5,474,960
Swire Pacific, Ltd. Class A	116,500	1,084,098
Swire Properties, Ltd.	280,600	880,521
Techtronic Industries Co., Ltd.	344,000	2,393,704
Vitasoy International Holdings, Ltd.	172,000	696,609
WH Group, Ltd. (d)	2,323,309	2,080,469
Wharf Holdings, Ltd.	297,000	647,843
Wharf Real Estate Investment Co., Ltd.	283,000	1,545,067
Wheelock & Co., Ltd.	199,000	1,133,422
Yue Yuen Industrial Holdings, Ltd.	149,500	409,059
		112,338,563
IRELAND — 0.6%
AerCap Holdings NV (b)	29,414	1,610,416
AIB Group PLC	205,023	608,858
Bank of Ireland Group PLC	229,848	912,112
CRH PLC	195,072	6,718,165
Flutter Entertainment PLC	19,452	1,818,675
James Hardie Industries PLC	103,561	1,736,389
Kerry Group PLC Class A	38,390	4,490,803
Kingspan Group PLC	36,131	1,764,672
Smurfit Kappa Group PLC	57,747	1,718,693
		21,378,783
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	840,018
Bank Hapoalim BM (b)	275,519	2,171,937
Bank Leumi Le-Israel BM	360,144	2,563,428
Check Point Software Technologies, Ltd. (a)(b)	29,510	3,231,345
CyberArk Software, Ltd. (b)	9,300	928,326
Elbit Systems, Ltd.	6,111	1,012,698
Israel Chemicals, Ltd.	162,743	808,143
Israel Discount Bank, Ltd. Class A	293,896	1,292,845
Mizrahi Tefahot Bank, Ltd.	33,833	841,007
Nice, Ltd. (b)	15,007	2,206,277
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	140,328	965,457
Teva Pharmaceutical Industries, Ltd. (b)	118,041	812,343
Wix.com, Ltd. (b)	11,300	1,319,162
		18,992,986
ITALY — 2.1%
Assicurazioni Generali SpA	271,361	5,259,995
Atlantia SpA	121,076	2,929,014
Davide Campari-Milano SpA	130,799	1,182,130
Enel SpA	1,960,396	14,642,118
Security Description	Shares	Value
Eni SpA	621,021	$ 9,501,537
Ferrari NV	30,117	4,647,589
FinecoBank Banca Fineco SpA	144,016	1,524,845
Intesa Sanpaolo SpA	3,639,082	8,630,919
Leonardo SpA	97,959	1,152,317
Mediobanca Banca di Credito Finanziario SpA	143,505	1,567,620
Moncler SpA	40,772	1,453,503
Pirelli & C SpA (d)	89,601	530,223
Poste Italiane SpA (d)	124,750	1,418,505
Prysmian SpA	57,950	1,244,589
Recordati SpA	27,399	1,175,698
Snam SpA	470,752	2,378,233
Telecom Italia SpA (b)(e)	2,204,493	1,258,148
Telecom Italia SpA (e)	1,626,518	889,452
Terna Rete Elettrica Nazionale SpA	335,805	2,157,761
UniCredit SpA	483,043	5,697,957
		69,242,153
JAPAN — 24.2%
ABC-Mart, Inc.	8,800	559,389
Acom Co., Ltd. (a)	91,400	358,581
Advantest Corp.	50,100	2,213,532
Aeon Co., Ltd.	156,600	2,869,732
AEON Financial Service Co., Ltd. (a)	30,100	452,858
Aeon Mall Co., Ltd.	24,100	380,204
AGC, Inc.	43,200	1,339,070
Air Water, Inc.	34,400	614,951
Aisin Seiki Co., Ltd.	38,100	1,196,849
Ajinomoto Co., Inc.	101,100	1,908,341
Alfresa Holdings Corp.	45,600	1,018,115
Alps Alpine Co., Ltd.	51,600	963,009
Amada Holdings Co., Ltd.	73,000	786,232
ANA Holdings, Inc.	28,500	958,307
Aozora Bank, Ltd. (a)	27,800	695,032
Asahi Group Holdings, Ltd.	88,200	4,366,135
Asahi Intecc Co., Ltd.	44,000	1,155,013
Asahi Kasei Corp. (a)	301,400	2,967,288
Astellas Pharma, Inc.	461,900	6,575,370
Bandai Namco Holdings, Inc. (a)	49,700	3,094,897
Bank of Kyoto, Ltd. (a)	12,500	488,665
Benesse Holdings, Inc.	20,100	521,865
Bridgestone Corp.	135,100	5,230,242
Brother Industries, Ltd.	53,900	975,511
Calbee, Inc.	20,900	649,771
Canon, Inc.	244,600	6,523,798
Casio Computer Co., Ltd. (a)	43,400	672,635
Central Japan Railway Co.	34,400	7,072,570
Chiba Bank, Ltd. (a)	134,000	689,373
Chubu Electric Power Co., Inc. (a)	157,700	2,283,604
Chugai Pharmaceutical Co., Ltd.	55,300	4,298,126
Chugoku Electric Power Co., Inc. (a)	66,300	852,100

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	$ 652,680
Concordia Financial Group, Ltd. (a)	237,100	908,253
Credit Saison Co., Ltd.	39,200	525,568
CyberAgent, Inc. (a)	25,800	990,701
Dai Nippon Printing Co., Ltd.	58,000	1,497,830
Daicel Corp. (a)	63,200	533,903
Daifuku Co., Ltd. (a)	24,400	1,257,534
Dai-ichi Life Holdings, Inc.	260,200	3,921,960
Daiichi Sankyo Co., Ltd.	136,100	8,568,350
Daikin Industries, Ltd.	60,800	7,977,275
Daito Trust Construction Co., Ltd.	16,700	2,133,953
Daiwa House Industry Co., Ltd.	137,700	4,467,048
Daiwa House REIT Investment Corp.	466	1,310,793
Daiwa Securities Group, Inc. (a)	376,300	1,676,158
Denso Corp.	104,400	4,587,514
Dentsu, Inc.	50,400	1,774,434
Disco Corp. (a)	6,500	1,230,534
East Japan Railway Co.	74,600	7,116,595
Eisai Co., Ltd. (a)	62,600	3,180,538
Electric Power Development Co., Ltd.	35,600	811,973
FamilyMart Co., Ltd.	57,200	1,393,547
FANUC Corp.	46,200	8,694,962
Fast Retailing Co., Ltd.	14,200	8,436,567
Fuji Electric Co., Ltd.	30,600	935,767
FUJIFILM Holdings Corp.	85,400	3,745,510
Fujitsu, Ltd.	47,900	3,835,989
Fukuoka Financial Group, Inc.	40,900	772,398
GMO Payment Gateway, Inc. (a)	10,800	722,498
Hakuhodo DY Holdings, Inc. (a)	55,500	801,624
Hamamatsu Photonics KK	31,600	1,172,482
Hankyu Hanshin Holdings, Inc.	57,700	2,223,646
Hikari Tsushin, Inc.	4,900	1,060,023
Hino Motors, Ltd.	63,000	518,806
Hirose Electric Co., Ltd. (a)	8,010	981,285
Hisamitsu Pharmaceutical Co., Inc.	13,200	577,099
Hitachi Chemical Co., Ltd.	25,300	825,191
Hitachi Construction Machinery Co., Ltd. (a)	24,800	597,770
Hitachi High-Technologies Corp.	15,800	912,255
Hitachi Metals, Ltd. (a)	57,400	619,277
Hitachi, Ltd.	231,500	8,617,391
Honda Motor Co., Ltd.	396,700	10,272,172
Hoshizaki Corp.	11,800	926,967
Hoya Corp.	91,800	7,490,948
Hulic Co., Ltd.	68,000	695,258
Idemitsu Kosan Co., Ltd.	48,540	1,372,100
IHI Corp.	34,800	756,053
Iida Group Holdings Co., Ltd. (a)	35,900	583,967
Inpex Corp.	239,800	2,199,082
Security Description	Shares	Value
Isetan Mitsukoshi Holdings, Ltd. (a)	80,300	$ 640,468
Isuzu Motors, Ltd. (a)	128,900	1,419,898
ITOCHU Corp.	322,400	6,655,326
Itochu Techno-Solutions Corp. (a)	22,200	587,892
J Front Retailing Co., Ltd.	52,200	610,509
Japan Airlines Co., Ltd.	28,300	841,079
Japan Airport Terminal Co., Ltd. (a)	12,400	536,960
Japan Exchange Group, Inc.	128,900	2,026,381
Japan Post Bank Co., Ltd. (a)	90,900	880,613
Japan Post Holdings Co., Ltd.	389,800	3,588,721
Japan Prime Realty Investment Corp. REIT	191	906,620
Japan Real Estate Investment Corp. REIT (a)	325	2,180,199
Japan Retail Fund Investment Corp. REIT	633	1,338,920
Japan Tobacco, Inc.	286,700	6,276,495
JFE Holdings, Inc.	114,700	1,379,690
JGC Corp.	49,900	652,405
JSR Corp. (a)	42,300	676,722
JTEKT Corp. (a)	49,700	569,774
JXTG Holdings, Inc. (a)	763,900	3,480,401
Kajima Corp. (a)	116,200	1,523,529
Kakaku.com, Inc.	33,100	814,062
Kamigumi Co., Ltd.	24,000	543,623
Kaneka Corp. (a)	9,800	305,131
Kansai Electric Power Co., Inc. (a)	162,500	1,817,083
Kansai Paint Co., Ltd. (a)	39,400	915,414
Kao Corp.	119,000	8,791,080
Kawasaki Heavy Industries, Ltd. (a)	33,000	730,382
KDDI Corp.	424,600	11,098,728
Keihan Holdings Co., Ltd.	23,800	1,058,145
Keikyu Corp.	55,000	1,066,158
Keio Corp. (a)	26,300	1,637,742
Keisei Electric Railway Co., Ltd.	33,100	1,361,365
Keyence Corp.	22,100	13,680,222
Kikkoman Corp. (a)	37,100	1,771,326
Kintetsu Group Holdings Co., Ltd.	40,300	2,099,366
Kirin Holdings Co., Ltd.	199,800	4,229,863
Kobayashi Pharmaceutical Co., Ltd.	10,700	813,824
Kobe Steel, Ltd.	62,900	335,234
Koito Manufacturing Co., Ltd.	27,200	1,328,855
Komatsu, Ltd.	221,300	5,067,939
Konami Holdings Corp.	23,100	1,115,725
Konica Minolta, Inc. (a)	111,800	777,919
Kose Corp. (a)	7,500	1,266,482
Kubota Corp.	251,700	3,806,650
Kuraray Co., Ltd.	75,800	930,711
Kurita Water Industries, Ltd. (a)	23,800	637,089
Kyocera Corp.	77,800	4,826,731

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Kyowa Kirin Co., Ltd.	59,900	$ 1,162,806
Kyushu Electric Power Co., Inc. (a)	101,200	955,115
Kyushu Railway Co.	36,500	1,163,474
Lawson, Inc.	12,000	614,018
LINE Corp. (a)(b)	16,600	593,653
Lion Corp.	51,200	1,009,551
LIXIL Group Corp.	68,900	1,211,289
M3, Inc.	110,600	2,662,792
Makita Corp.	51,400	1,617,025
Marubeni Corp.	375,300	2,492,277
Marui Group Co., Ltd. (a)	48,700	1,028,299
Maruichi Steel Tube, Ltd. (a)	16,600	438,212
Mazda Motor Corp. (a)	127,000	1,127,518
McDonald's Holdings Co. Japan, Ltd.	16,000	774,277
Mebuki Financial Group, Inc.	181,300	446,225
Medipal Holdings Corp.	46,300	1,030,745
MEIJI Holdings Co., Ltd.	27,500	2,005,089
Mercari, Inc. (b)	17,200	427,314
MINEBEA MITSUMI, Inc. (a)	90,300	1,429,593
MISUMI Group, Inc. (a)	67,100	1,578,860
Mitsubishi Chemical Holdings Corp.	322,600	2,298,721
Mitsubishi Corp.	329,400	8,079,939
Mitsubishi Electric Corp.	436,500	5,785,670
Mitsubishi Estate Co., Ltd.	283,100	5,458,991
Mitsubishi Gas Chemical Co., Inc. (a)	35,900	478,999
Mitsubishi Heavy Industries, Ltd. (a)	77,300	3,026,913
Mitsubishi Materials Corp.	28,100	757,914
Mitsubishi Motors Corp. (a)	149,700	649,635
Mitsubishi Tanabe Pharma Corp.	61,500	674,323
Mitsubishi UFJ Financial Group, Inc.	2,982,400	15,133,455
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	81,700	471,717
Mitsui & Co., Ltd.	394,000	6,445,450
Mitsui Chemicals, Inc.	42,100	941,139
Mitsui Fudosan Co., Ltd.	213,800	5,299,747
Mitsui OSK Lines, Ltd.	27,400	692,130
Mizuho Financial Group, Inc.	5,874,600	9,001,469
MonotaRO Co., Ltd. (a)	28,200	737,388
MS&AD Insurance Group Holdings, Inc.	114,200	3,698,358
Murata Manufacturing Co., Ltd.	137,300	6,587,097
Nabtesco Corp.	24,000	742,818
Nagoya Railroad Co., Ltd.	44,300	1,323,979
NEC Corp.	60,700	2,561,110
Nexon Co., Ltd. (b)	121,400	1,472,638
NGK Insulators, Ltd. (a)	65,800	936,999
NGK Spark Plug Co., Ltd. (a)	36,100	687,428
NH Foods, Ltd.	21,000	844,275
Nidec Corp. (a)	54,600	7,335,573
Nikon Corp. (a)	75,900	946,687
Nintendo Co., Ltd.	27,000	9,998,057
Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	324	$ 2,488,272
Nippon Electric Glass Co., Ltd.	20,600	458,223
Nippon Express Co., Ltd.	19,100	973,778
Nippon Paint Holdings Co., Ltd. (a)	36,100	1,873,893
Nippon Prologis REIT, Inc.	499	1,367,142
Nippon Steel Corp. (a)	191,700	2,670,408
Nippon Telegraph & Telephone Corp.	153,600	7,327,889
Nippon Yusen KK (a)	36,900	616,280
Nissan Chemical Corp. (a)	28,300	1,177,039
Nissan Motor Co., Ltd. (a)	549,000	3,424,297
Nisshin Seifun Group, Inc.	46,800	865,199
Nissin Foods Holdings Co., Ltd.	14,700	1,060,930
Nitori Holdings Co., Ltd.	19,900	2,911,117
Nitto Denko Corp.	40,000	1,926,070
Nomura Holdings, Inc. (a)	803,700	3,405,175
Nomura Real Estate Holdings, Inc.	31,100	671,639
Nomura Real Estate Master Fund, Inc. REIT	955	1,724,876
Nomura Research Institute, Ltd.	86,600	1,723,586
NSK, Ltd. (a)	92,100	775,489
NTT Data Corp.	149,600	1,929,608
NTT DOCOMO, Inc. (a)	325,100	8,281,289
Obayashi Corp.	166,800	1,660,669
Obic Co., Ltd.	15,200	1,732,723
Odakyu Electric Railway Co., Ltd. (a)	69,000	1,652,297
Oji Holdings Corp.	194,000	904,705
Olympus Corp.	284,400	3,831,473
Omron Corp. (a)	44,700	2,444,386
Ono Pharmaceutical Co., Ltd.	87,400	1,582,621
Oracle Corp. Japan	9,900	858,321
Oriental Land Co., Ltd. (a)	47,900	7,286,385
ORIX Corp.	313,200	4,668,658
Osaka Gas Co., Ltd. (a)	85,700	1,639,065
Otsuka Corp.	27,800	1,107,370
Otsuka Holdings Co., Ltd.	94,200	3,521,332
Pan Pacific International Holdings Corp.	106,800	1,783,706
Panasonic Corp.	536,300	4,344,985
Park24 Co., Ltd.	25,300	587,115
PeptiDream, Inc. (a)(b)	23,400	1,110,729
Persol Holdings Co., Ltd.	41,200	778,445
Pigeon Corp. (a)	26,000	1,071,756
Pola Orbis Holdings, Inc.	20,800	465,558
Rakuten, Inc.	205,900	2,028,994
Recruit Holdings Co., Ltd.	329,000	10,003,183
Renesas Electronics Corp. (b)	191,400	1,243,237
Resona Holdings, Inc. (a)	528,500	2,264,127
Ricoh Co., Ltd. (a)	153,100	1,378,360
Rinnai Corp.	7,700	517,252
Rohm Co., Ltd.	22,600	1,725,191
Ryohin Keikaku Co., Ltd.	53,000	989,628
Sankyo Co., Ltd.	9,200	316,243

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Santen Pharmaceutical Co., Ltd.	91,100	$ 1,583,028
SBI Holdings, Inc. (a)	59,200	1,265,891
Secom Co., Ltd.	51,700	4,715,786
Sega Sammy Holdings, Inc.	45,300	633,760
Seibu Holdings, Inc.	48,100	838,050
Seiko Epson Corp. (a)	60,800	855,110
Sekisui Chemical Co., Ltd.	82,700	1,280,195
Sekisui House, Ltd.	144,700	2,845,131
Seven & i Holdings Co., Ltd.	180,200	6,889,534
Seven Bank, Ltd. (a)	126,400	346,189
SG Holdings Co., Ltd. (a)	36,900	903,081
Sharp Corp. (a)	55,600	614,777
Shimadzu Corp.	57,500	1,451,400
Shimamura Co., Ltd.	5,100	403,942
Shimano, Inc.	17,800	2,681,323
Shimizu Corp. (a)	150,400	1,361,010
Shin-Etsu Chemical Co., Ltd.	87,100	9,316,456
Shinsei Bank, Ltd.	42,900	624,794
Shionogi & Co., Ltd.	65,400	3,630,207
Shiseido Co., Ltd.	97,500	7,784,663
Shizuoka Bank, Ltd. (a)	100,700	750,067
Showa Denko KK	31,900	833,842
SMC Corp.	13,700	5,843,812
Softbank Corp. (a)	410,200	5,556,630
SoftBank Group Corp. (a)	399,700	15,681,036
Sohgo Security Services Co., Ltd.	15,700	822,225
Sompo Holdings, Inc. (a)	81,300	3,397,938
Sony Corp.	307,900	18,082,270
Sony Financial Holdings, Inc.	41,600	901,478
Stanley Electric Co., Ltd.	33,600	887,917
Subaru Corp.	146,300	4,115,216
SUMCO Corp. (a)	64,500	865,371
Sumitomo Chemical Co., Ltd. (a)	364,100	1,633,944
Sumitomo Corp.	281,800	4,401,373
Sumitomo Dainippon Pharma Co., Ltd. (a)	37,000	607,680
Sumitomo Electric Industries, Ltd. (a)	177,300	2,249,163
Sumitomo Heavy Industries, Ltd.	26,400	781,679
Sumitomo Metal Mining Co., Ltd.	52,900	1,638,273
Sumitomo Mitsui Financial Group, Inc. (a)	323,100	11,046,537
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,988,465
Sumitomo Realty & Development Co., Ltd.	81,900	3,116,861
Sumitomo Rubber Industries, Ltd.	36,000	427,037
Sundrug Co., Ltd.	16,700	525,376
Suntory Beverage & Food, Ltd.	35,700	1,526,107
Suzuken Co., Ltd.	17,400	933,796
Suzuki Motor Corp. (a)	87,400	3,709,496
Sysmex Corp.	40,500	2,710,118
Security Description	Shares	Value
T&D Holdings, Inc.	141,700	$ 1,501,240
Taiheiyo Cement Corp.	29,800	797,148
Taisei Corp.	49,900	1,932,283
Taisho Pharmaceutical Holdings Co., Ltd. (a)	8,100	588,341
Taiyo Nippon Sanso Corp.	34,900	704,943
Takeda Pharmaceutical Co., Ltd.	360,917	12,322,773
TDK Corp. (a)	32,400	2,898,987
Teijin, Ltd. (a)	40,800	783,722
Terumo Corp.	152,900	4,923,359
THK Co., Ltd.	26,100	684,167
Tobu Railway Co., Ltd.	49,200	1,593,338
Toho Co., Ltd.	25,300	1,108,448
Toho Gas Co., Ltd.	17,900	684,034
Tohoku Electric Power Co., Inc.	100,500	980,125
Tokio Marine Holdings, Inc.	155,600	8,320,263
Tokyo Century Corp. (a)	9,800	452,935
Tokyo Electric Power Co. Holdings, Inc. (b)	374,900	1,835,041
Tokyo Electron, Ltd.	37,600	7,154,698
Tokyo Gas Co., Ltd. (a)	88,900	2,241,111
Tokyu Corp.	116,500	2,186,093
Tokyu Fudosan Holdings Corp. (a)	158,700	1,011,745
Toppan Printing Co., Ltd.	72,500	1,282,628
Toray Industries, Inc.	323,300	2,399,435
Toshiba Corp.	121,400	3,706,870
Tosoh Corp.	56,500	746,537
TOTO, Ltd. (a)	33,300	1,246,343
Toyo Seikan Group Holdings, Ltd.	37,200	576,888
Toyo Suisan Kaisha, Ltd.	23,100	925,496
Toyoda Gosei Co., Ltd.	16,800	336,233
Toyota Industries Corp. (a)	34,300	1,967,708
Toyota Motor Corp.	551,500	36,822,799
Toyota Tsusho Corp.	49,700	1,602,632
Trend Micro, Inc.	31,700	1,507,638
Tsuruha Holdings, Inc.	9,800	1,067,277
Unicharm Corp.	100,400	3,177,127
United Urban Investment Corp. REIT	684	1,310,090
USS Co., Ltd.	53,400	1,036,131
Welcia Holdings Co., Ltd.	10,600	533,555
West Japan Railway Co. (a)	39,100	3,303,466
Yahoo! Japan Corp.	674,400	1,896,994
Yakult Honsha Co., Ltd. (a)	28,300	1,581,605
Yamada Denki Co., Ltd.	150,400	727,821
Yamaha Corp.	35,700	1,602,082
Yamaha Motor Co., Ltd.	65,300	1,183,043
Yamato Holdings Co., Ltd.	72,000	1,083,248
Yamazaki Baking Co., Ltd.	30,000	535,184
Yaskawa Electric Corp.	56,100	2,058,168
Yokogawa Electric Corp. (a)	54,700	1,000,619
Yokohama Rubber Co., Ltd.	29,200	583,865
ZOZO, Inc. (a)	51,700	1,192,102
		816,938,720

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
LUXEMBOURG — 0.2%
ArcelorMittal	153,495	$ 2,159,693
Eurofins Scientific SE	2,719	1,263,958
Millicom International Cellular SA SDR	14,562	707,354
RTL Group SA	8,135	391,290
SES SA	83,341	1,519,606
Tenaris SA	110,669	1,174,420
		7,216,321
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	406,533
Wynn Macau, Ltd.	334,400	652,642
		1,059,175
MEXICO — 0.0% (c)
Fresnillo PLC	55,287	465,738
NETHERLANDS — 4.7%
ABN AMRO Bank NV (d)	97,688	1,722,628
Adyen NV (b)(d)	2,479	1,633,455
Aegon NV	446,111	1,856,398
Akzo Nobel NV	54,687	4,876,300
ASML Holding NV	102,956	25,507,135
EXOR NV	26,384	1,768,400
Heineken Holding NV	27,075	2,696,393
Heineken NV	62,246	6,729,055
ING Groep NV	948,553	9,931,615
Koninklijke Ahold Delhaize NV	282,775	7,076,596
Koninklijke DSM NV	42,899	5,163,241
Koninklijke KPN NV	870,982	2,716,647
Koninklijke Philips NV	225,802	10,462,196
Koninklijke Vopak NV	17,144	881,439
NN Group NV	69,935	2,480,951
NXP Semiconductors NV	67,772	7,395,281
Randstad NV	28,901	1,420,690
Royal Dutch Shell PLC Class A	1,053,622	30,953,330
Royal Dutch Shell PLC Class B	904,401	26,703,251
Wolters Kluwer NV	68,716	5,017,751
		156,992,752
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	171,718	1,427,781
Auckland International Airport, Ltd.	227,839	1,307,228
Fisher & Paykel Healthcare Corp., Ltd.	147,181	1,596,615
Fletcher Building, Ltd.	197,701	638,437
Meridian Energy, Ltd.	305,752	996,953
Ryman Healthcare, Ltd.	94,456	787,149
Spark New Zealand, Ltd.	418,892	1,158,358
		7,912,521
NORWAY — 0.6%
Aker BP ASA	26,570	711,773
DNB ASA	238,601	4,208,235
Equinor ASA	247,660	4,716,905
Gjensidige Forsikring ASA	44,759	888,436
Security Description	Shares	Value
Mowi ASA	102,126	$ 2,359,274
Norsk Hydro ASA	299,562	1,055,034
Orkla ASA	197,667	1,800,463
Schibsted ASA Class B	24,544	688,835
Telenor ASA	174,967	3,515,343
Yara International ASA	41,484	1,788,853
		21,733,151
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	595,983	2,314,376
Galp Energia SGPS SA	117,125	1,765,310
Jeronimo Martins SGPS SA	58,599	988,934
		5,068,620
RUSSIA — 0.0% (c)
Evraz PLC	129,609	746,837
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	621,750	1,402,748
CapitaLand Commercial Trust REIT	661,238	989,777
CapitaLand Mall Trust REIT	610,500	1,161,049
CapitaLand, Ltd.	601,400	1,535,138
City Developments, Ltd.	98,700	700,871
ComfortDelGro Corp., Ltd.	544,900	945,665
DBS Group Holdings, Ltd.	439,113	7,938,264
Genting Singapore, Ltd.	1,435,400	913,408
Golden Agri-Resources, Ltd.	1,628,800	265,008
Jardine Cycle & Carriage, Ltd.	24,833	538,716
Keppel Corp., Ltd.	343,700	1,473,817
Oversea-Chinese Banking Corp., Ltd.	783,833	6,155,489
SATS, Ltd.	171,200	599,181
Sembcorp Industries, Ltd.	242,600	364,891
Singapore Airlines, Ltd.	137,500	908,779
Singapore Exchange, Ltd.	191,600	1,173,514
Singapore Press Holdings, Ltd. (a)	397,400	597,724
Singapore Technologies Engineering, Ltd.	369,900	1,027,128
Singapore Telecommunications, Ltd.	1,931,000	4,328,657
Suntec Real Estate Investment Trust	529,400	727,355
United Overseas Bank, Ltd.	303,390	5,629,465
UOL Group, Ltd.	128,632	697,621
Venture Corp., Ltd.	67,800	750,610
Wilmar International, Ltd.	456,600	1,231,555
		42,056,430
SOUTH AFRICA — 0.2%
Anglo American PLC	258,633	5,963,764
Investec PLC	157,536	812,829
		6,776,593
SPAIN — 2.9%
ACS Actividades de Construccion y Servicios SA	61,350	2,451,959

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Aena SME SA (d)	16,089	$ 2,946,758
Amadeus IT Group SA	107,322	7,689,400
Banco Bilbao Vizcaya Argentaria SA	1,597,030	8,323,242
Banco de Sabadell SA	1,385,238	1,344,368
Banco Santander SA	4,026,396	16,401,652
Bankia SA	304,766	575,633
Bankinter SA	160,926	1,016,508
CaixaBank SA	899,730	2,363,934
Cellnex Telecom SA (d)	45,321	1,872,599
Enagas SA	53,610	1,242,554
Endesa SA	74,370	1,957,227
Ferrovial SA	115,148	3,327,915
Grifols SA	69,681	2,054,127
Iberdrola SA	1,437,404	14,943,462
Industria de Diseno Textil SA	266,701	8,257,510
Mapfre SA	271,207	730,600
Naturgy Energy Group SA	68,470	1,816,883
Red Electrica Corp. SA	102,890	2,090,300
Repsol SA	353,399	5,524,851
Siemens Gamesa Renewable Energy SA (a)	53,415	725,001
Telefonica SA	1,118,457	8,536,611
		96,193,094
SWEDEN — 2.3%
Alfa Laval AB	77,504	1,531,611
Assa Abloy AB Class B	239,969	5,347,478
Atlas Copco AB Class A	165,448	5,102,021
Atlas Copco AB Class B	90,907	2,466,804
Boliden AB	64,227	1,477,943
Electrolux AB Class B	56,183	1,333,697
Epiroc AB Class A	153,263	1,663,234
Epiroc AB Class B	96,382	996,938
Essity AB Class B	145,545	4,252,893
Hennes & Mauritz AB Class B (a)	188,620	3,661,075
Hexagon AB Class B	64,581	3,117,339
Husqvarna AB Class B	101,271	771,263
ICA Gruppen AB	22,934	1,060,845
Industrivarden AB Class C	37,373	819,137
Investor AB Class B	109,062	5,336,547
Kinnevik AB Class B	58,818	1,548,794
L E Lundbergforetagen AB Class B	17,802	670,643
Lundin Petroleum AB	44,572	1,338,681
Sandvik AB	279,400	4,357,744
Securitas AB Class B	77,801	1,193,268
Skandinaviska Enskilda Banken AB Class A	391,743	3,605,001
Skanska AB Class B	86,703	1,758,372
SKF AB Class B	89,570	1,482,182
Svenska Handelsbanken AB Class A	378,214	3,545,894
Swedbank AB Class A	215,208	3,101,557
Swedish Match AB	40,921	1,694,333
Tele2 AB Class B (a)	126,668	1,887,366
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	733,514	$ 5,868,321
Telia Co. AB	662,446	2,969,238
Volvo AB Class B	357,816	5,031,256
		78,991,475
SWITZERLAND — 9.5%
ABB, Ltd.	449,711	8,844,038
Adecco Group AG	38,308	2,121,414
Baloise Holding AG	12,003	2,152,270
Barry Callebaut AG	533	1,100,049
Chocoladefabriken Lindt & Spruengli AG (e)	251	1,855,157
Chocoladefabriken Lindt & Spruengli AG (e)	24	1,988,066
Cie Financiere Richemont SA	127,291	9,346,886
Clariant AG	50,343	980,960
Coca-Cola HBC AG	49,968	1,636,062
Credit Suisse Group AG (b)	624,676	7,664,755
Dufry AG	11,203	937,900
EMS-Chemie Holding AG	2,053	1,279,586
Geberit AG	8,781	4,196,986
Givaudan SA	2,264	6,320,991
Glencore PLC	2,681,656	8,088,017
Julius Baer Group, Ltd.	56,284	2,495,992
Kuehne + Nagel International AG	12,543	1,849,091
LafargeHolcim, Ltd.	118,665	5,845,484
Lonza Group AG	17,749	6,005,629
Nestle SA	739,859	80,340,904
Novartis AG	519,424	45,079,429
Pargesa Holding SA	10,136	780,162
Partners Group Holding AG	4,513	3,465,933
Roche Holding AG	169,347	49,327,419
Schindler Holding AG (e)	10,269	2,298,592
Schindler Holding AG (e)	4,729	1,055,684
SGS SA	1,273	3,158,404
Sika AG	31,467	4,607,313
Sonova Holding AG	13,325	3,100,236
STMicroelectronics NV	167,089	3,229,704
Straumann Holding AG	2,409	1,970,879
Swatch Group AG (e)	7,069	1,877,930
Swatch Group AG (e)	13,237	665,733
Swiss Life Holding AG	8,225	3,935,363
Swiss Prime Site AG	17,905	1,753,421
Swiss Re AG	74,493	7,776,885
Swisscom AG (a)	6,060	2,991,865
Temenos AG	15,501	2,596,066
UBS Group AG (b)	939,867	10,679,129
Vifor Pharma AG	11,253	1,799,419
Zurich Insurance Group AG	36,778	14,089,351
		321,289,154
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	19,899	664,533

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 14.4%
3i Group PLC	231,957	$ 3,334,330
Admiral Group PLC	46,985	1,226,313
Ashtead Group PLC	112,013	3,125,080
Associated British Foods PLC	82,418	2,339,011
AstraZeneca PLC	316,658	28,333,694
Auto Trader Group PLC (d)	220,684	1,386,939
Aviva PLC	942,959	4,639,898
BAE Systems PLC	771,914	5,422,007
Barclays PLC	4,214,210	7,810,526
Barratt Developments PLC	239,034	1,908,758
Berkeley Group Holdings PLC	29,018	1,494,363
BP PLC	4,909,483	31,205,661
British American Tobacco PLC	556,216	20,614,149
British Land Co. PLC REIT	214,286	1,544,249
BT Group PLC	2,080,300	4,577,993
Bunzl PLC	79,501	2,081,842
Burberry Group PLC	95,764	2,565,536
Centrica PLC	1,387,500	1,260,818
CNH Industrial NV	234,858	2,391,434
Coca-Cola European Partners PLC (e)	20,200	1,120,090
Coca-Cola European Partners PLC (e)	35,366	1,974,068
Compass Group PLC	379,527	9,788,772
Croda International PLC	29,989	1,796,034
DCC PLC	23,850	2,085,539
Diageo PLC	573,325	23,547,916
Direct Line Insurance Group PLC	319,010	1,180,134
easyJet PLC	44,752	634,201
Experian PLC	222,252	7,118,168
Fiat Chrysler Automobiles NV	253,552	3,281,686
G4S PLC	393,013	916,314
GlaxoSmithKline PLC	1,208,040	25,971,287
GVC Holdings PLC	139,499	1,277,938
Halma PLC	92,053	2,235,841
Hargreaves Lansdown PLC	65,726	1,683,868
HSBC Holdings PLC	4,895,331	37,679,084
Imperial Brands PLC	234,196	5,276,178
Informa PLC	298,974	3,138,986
InterContinental Hotels Group PLC	41,293	2,582,431
Intertek Group PLC	38,726	2,614,213
ITV PLC	838,733	1,301,265
J Sainsbury PLC	440,863	1,194,119
John Wood Group PLC	167,018	781,896
Johnson Matthey PLC	44,479	1,675,586
Kingfisher PLC	493,566	1,257,801
Land Securities Group PLC REIT	172,937	1,825,076
Legal & General Group PLC	1,470,731	4,501,955
Lloyds Banking Group PLC	16,963,677	11,313,424
London Stock Exchange Group PLC	75,561	6,804,756
Marks & Spencer Group PLC	463,710	1,054,002
Security Description	Shares	Value
Meggitt PLC	179,410	$ 1,403,902
Melrose Industries PLC	1,160,464	2,882,959
Merlin Entertainments PLC (d)	175,737	979,720
Micro Focus International PLC ADR (a)	43,670	617,931
Micro Focus International PLC	38,878	544,633
Mondi PLC	114,937	2,206,702
National Grid PLC	832,388	9,046,101
Next PLC	32,521	2,479,077
Ocado Group PLC (b)	111,452	1,816,351
Pearson PLC	182,280	1,657,722
Persimmon PLC	74,829	2,000,995
Prudential PLC	616,273	11,201,636
Reckitt Benckiser Group PLC	172,058	13,450,993
RELX PLC (e)	290,022	6,906,639
RELX PLC (e)	176,822	4,208,198
Rentokil Initial PLC	447,973	2,582,429
Rio Tinto PLC	275,855	14,307,906
Rio Tinto, Ltd.	89,256	5,578,613
Rolls-Royce Holdings PLC	423,929	4,139,557
Royal Bank of Scotland Group PLC	1,206,151	3,085,640
RSA Insurance Group PLC	251,345	1,654,590
Sage Group PLC	261,366	2,226,869
Schroders PLC	29,656	1,123,761
Segro PLC REIT	264,063	2,638,381
Severn Trent PLC	54,977	1,466,747
Smith & Nephew PLC	214,689	5,182,753
Smiths Group PLC	94,229	1,823,058
Spirax-Sarco Engineering PLC	17,903	1,730,753
SSE PLC	255,917	3,927,889
St James's Place PLC	127,093	1,533,903
Standard Chartered PLC	662,811	5,588,420
Standard Life Aberdeen PLC	598,144	2,106,611
Taylor Wimpey PLC	758,904	1,510,343
Tesco PLC	2,396,332	7,116,727
Unilever NV	352,577	21,198,524
Unilever PLC	269,391	16,233,353
United Utilities Group PLC	166,753	1,696,934
Vodafone Group PLC	6,497,352	12,970,828
Weir Group PLC	64,978	1,141,432
Whitbread PLC	32,301	1,709,206
Wm Morrison Supermarkets PLC	586,128	1,446,737
WPP PLC	312,089	3,915,097
		485,915,849
UNITED STATES — 0.2%
Carnival PLC	39,049	1,621,646
Ferguson PLC	54,759	4,010,981
QIAGEN NV (b)	53,683	1,758,096
		7,390,723
TOTAL COMMON STOCKS (Cost $3,104,605,299)		3,327,663,635

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	17,527,969	$ 17,529,722
State Street Navigator Securities Lending Portfolio II (h) (i)	130,591,500	130,591,500
TOTAL SHORT-TERM INVESTMENTS (Cost $148,121,222)		148,121,222
TOTAL INVESTMENTS — 103.0% (Cost $3,252,726,521)		3,475,784,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(101,173,524)
NET ASSETS — 100.0%		$ 3,374,611,333
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	438	12/20/2019	$41,569,501	$41,574,960	$5,459
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,327,663,635	$—	$—	$3,327,663,635
Short-Term Investments	148,121,222	—	—	148,121,222
TOTAL INVESTMENTS	$3,475,784,857	$—	$—	$3,475,784,857
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	5,459	—	—	5,459
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 5,459	$—	$—	$ 5,459
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 101,788,978	$ 84,258,272	$(984)	$—	17,527,969	$ 17,529,722	$ 64,532
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	323,996,108	323,996,108	—	—	—	—	324,139
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	629,087,694	527,167,244	—	—	130,591,500	130,591,500	578,028
Total		$28,671,050	$1,054,872,780	$935,421,624	$(984)	$—		$148,121,222	$966,699
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 19.9%
State Street Equity 500 Index II Portfolio	2,717,935	$ 38,567,497
State Street Small/Mid Cap Equity Index Portfolio	597,549	7,242,297
		45,809,794
DOMESTIC FIXED INCOME — 46.9%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	148,120	16,106,569
SPDR Portfolio Short Term Corporate Bond ETF (b)	298,582	9,211,254
SPDR Portfolio Short Term Treasury ETF (b)	1,211,788	36,377,876
State Street Aggregate Bond Index Portfolio	4,451,700	46,030,577
		107,726,276
INFLATION LINKED — 18.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,118,483	41,448,120
INTERNATIONAL EQUITY — 10.1%
State Street Global Equity ex-U.S. Index Portfolio	2,300,962	23,193,695
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	222,233	11,525,004
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $223,303,723)		229,702,889
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	314,319	$ 314,319
State Street Navigator Securities Lending Portfolio II (e)(f)	17,405,714	17,405,714
TOTAL SHORT-TERM INVESTMENTS (Cost $17,720,033)		$ 17,720,033
TOTAL INVESTMENTS—107.7% (Cost $241,023,756)		247,422,922
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.7)%		(17,605,256)
NET ASSETS—100.0%		$ 229,817,666
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$229,702,889	$—	$—	$229,702,889
Short-Term Investments	17,720,033	—	—	17,720,033
TOTAL INVESTMENTS	$247,422,922	$—	$—	$247,422,922
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,874,241	$ 35,366,928	$ 7,288,212	$ 2,584,329	$ (7,016)	$ 1,384,325	2,118,483	$ 41,448,120	$ 806,365
SPDR Bloomberg Barclays High Yield Bond ETF	408,730	13,729,241	5,224,133	3,949,954	(200,967)	1,304,116	148,120	16,106,569	580,042
SPDR Dow Jones Global Real Estate ETF	222,345	9,840,990	2,205,318	2,229,450	20,687	1,687,459	222,233	11,525,004	258,134
SPDR Portfolio Short Term Corporate Bond ETF	260,343	7,846,738	1,931,172	764,478	(961)	198,783	298,582	9,211,254	166,882
SPDR Portfolio Short Term Treasury ETF	1,046,385	30,952,068	10,179,252	5,256,410	(7,565)	510,531	1,211,788	36,377,876	541,070
State Street Aggregate Bond Index Portfolio	4,053,942	39,363,780	7,843,820	3,946,991	32,157	2,737,811	4,451,700	46,030,577	852,716
State Street Equity 500 Index II Portfolio	2,948,627	34,705,348	4,500,328	7,487,880	(10,699)	6,860,400	2,717,935	38,567,497	—
State Street Global Equity ex-U.S. Index Portfolio	2,272,730	20,500,023	3,602,997	3,292,001	(263,391)	2,646,067	2,300,962	23,193,695	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	689,450	689,450	39,323,582	39,698,713	—	—	314,319	314,319	11,164
State Street Navigator Securities Lending Portfolio II	15,212,002	15,212,002	251,159,173	248,965,461	—	—	17,405,714	17,405,714	72,792
State Street Small/Mid Cap Equity Index Portfolio	638,270	6,580,561	1,010,000	1,465,000	(43,809)	1,160,545	597,549	7,242,297	—
Total		$214,787,129	$334,267,987	$319,640,667	$(481,564)	$18,490,037		$247,422,922	$3,289,165
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 20.3%
State Street Equity 500 Index II Portfolio	3,337,340	$ 47,356,863
State Street Small/Mid Cap Equity Index Portfolio	721,670	8,746,637
		56,103,500
DOMESTIC FIXED INCOME — 45.9%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	178,066	19,362,897
SPDR Portfolio Short Term Corporate Bond ETF (b)	337,162	10,401,448
SPDR Portfolio Short Term Treasury ETF	1,366,494	41,022,150
State Street Aggregate Bond Index Portfolio	5,427,960	56,125,103
		126,911,598
INFLATION LINKED — 18.4%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,599,673	50,862,602
INTERNATIONAL EQUITY — 10.3%
State Street Global Equity ex-U.S. Index Portfolio	2,834,970	28,576,503
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	266,913	13,842,108
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $267,909,150)		276,296,311
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	559,808	$ 559,808
State Street Navigator Securities Lending Portfolio II (e)(f)	3,485,789	3,485,789
TOTAL SHORT-TERM INVESTMENTS (Cost $4,045,597)		$ 4,045,597
TOTAL INVESTMENTS—101.4% (Cost $271,954,747)		280,341,908
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.4)%		(3,789,602)
NET ASSETS—100.0%		$ 276,552,306
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$276,296,311	$—	$—	$276,296,311
Short-Term Investments	4,045,597	—	—	4,045,597
TOTAL INVESTMENTS	$280,341,908	$—	$—	$280,341,908
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,595,101	$ 48,969,556	$ 6,509,788	$ 6,470,565	$ (70,165)	$ 1,923,988	2,599,673	$ 50,862,602	$1,040,387
SPDR Bloomberg Barclays High Yield Bond ETF	522,395	17,547,248	3,907,323	3,499,561	(102,681)	1,510,568	178,066	19,362,897	719,448
SPDR Dow Jones Global Real Estate ETF	283,875	12,564,308	2,120,741	3,015,024	122,135	2,049,948	266,913	13,842,108	314,088
SPDR Portfolio Short Term Corporate Bond ETF	249,519	7,520,503	3,357,246	669,836	(827)	194,362	337,162	10,401,448	169,635
SPDR Portfolio Short Term Treasury ETF	999,092	29,553,141	15,679,866	4,699,454	(67,525)	556,122	1,366,494	41,022,150	547,891
State Street Aggregate Bond Index Portfolio	5,441,118	52,833,258	7,063,655	7,327,008	110,487	3,444,711	5,427,960	56,125,103	1,091,775
State Street Equity 500 Index II Portfolio	4,104,579	48,310,895	3,119,064	13,402,172	1,115,129	8,213,947	3,337,340	47,356,863	—
State Street Global Equity ex-U.S. Index Portfolio	3,193,822	28,808,277	2,504,979	6,068,638	572,772	2,759,113	2,834,970	28,576,503	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,054,483	1,054,483	41,809,097	42,303,772	—	—	559,808	559,808	11,165
State Street Navigator Securities Lending Portfolio II	16,185,625	16,185,625	269,070,929	281,770,765	—	—	3,485,789	3,485,789	91,259
State Street Small/Mid Cap Equity Index Portfolio	834,650	8,605,234	590,000	1,919,999	155,482	1,315,920	721,670	8,746,637	—
Total		$271,952,528	$355,732,688	$371,146,794	$1,834,807	$21,968,679		$280,341,908	$3,985,648
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 27.9%
State Street Equity 500 Index II Portfolio	16,225,218	$ 230,235,840
State Street Small/Mid Cap Equity Index Portfolio	3,737,426	45,297,609
		275,533,449
DOMESTIC FIXED INCOME — 33.8%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	625,733	68,042,206
SPDR Portfolio Long Term Treasury ETF	60,486	2,481,741
SPDR Portfolio Short Term Corporate Bond ETF (b)	120,498	3,717,363
SPDR Portfolio Short Term Treasury ETF	429,435	12,891,639
State Street Aggregate Bond Index Portfolio	23,885,695	246,978,083
		334,111,032
INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	9,034,190	176,753,927
INTERNATIONAL EQUITY — 15.4%
State Street Global Equity ex-U.S. Index Portfolio	15,080,694	152,013,395
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF (b)	930,801	48,271,340
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $940,134,115)		986,683,143
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	723,282	$ 723,282
State Street Navigator Securities Lending Portfolio II (e)(f)	17,334,195	17,334,195
TOTAL SHORT-TERM INVESTMENTS (Cost $18,057,477)		$ 18,057,477
TOTAL INVESTMENTS—101.7% (Cost $958,191,592)		1,004,740,620
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.7)%		(16,512,815)
NET ASSETS—100.0%		$ 988,227,805
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 986,683,143	$—	$—	$ 986,683,143
Short-Term Investments	18,057,477	—	—	18,057,477
TOTAL INVESTMENTS	$1,004,740,620	$—	$—	$1,004,740,620
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,629,950	$143,977,157	$ 34,128,528	$ 7,061,139	$ (129,144)	$ 5,838,525	9,034,190	$ 176,753,927	$ 3,366,869
SPDR Bloomberg Barclays High Yield Bond ETF	1,590,079	53,410,754	17,382,757	7,154,327	(181,590)	4,584,612	625,733	68,042,206	2,356,494
SPDR Dow Jones Global Real Estate ETF	837,065	37,048,497	12,219,120	7,712,342	248,925	6,467,140	930,801	48,271,340	1,023,324
SPDR Portfolio Long Term Treasury ETF	189,337	6,634,368	749,161	5,779,465	341,423	536,254	60,486	2,481,741	98,249
SPDR Portfolio Short Term Corporate Bond ETF	—	—	3,702,905	—	—	14,458	120,498	3,717,363	25,696
SPDR Portfolio Short Term Treasury ETF	—	—	12,920,478	70,007	114	41,054	429,435	12,891,639	72,134
State Street Aggregate Bond Index Portfolio	21,231,286	206,155,787	39,897,668	13,828,926	150,853	14,602,701	23,885,695	246,978,083	4,554,108
State Street Equity 500 Index II Portfolio	17,924,338	210,969,455	18,288,701	41,272,065	5,761,079	36,488,670	16,225,218	230,235,840	—
State Street Global Equity ex-U.S. Index Portfolio	15,432,561	139,201,704	14,620,230	18,296,100	2,004,916	14,482,645	15,080,694	152,013,395	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,856,701	3,856,701	121,500,000	124,633,419	—	—	723,282	723,282	39,149
State Street Navigator Securities Lending Portfolio II	42,621,043	42,621,043	533,294,597	558,581,445	—	—	17,334,195	17,334,195	190,774
State Street Small/Mid Cap Equity Index Portfolio	4,208,975	43,394,534	3,010,000	8,609,379	767,694	6,734,760	3,737,426	45,297,609	—
Total		$887,270,000	$811,714,145	$792,998,614	$8,964,270	$89,790,819		$1,004,740,620	$11,726,797
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 36.6%
State Street Equity 500 Index II Portfolio	26,455,109	$ 375,397,993
State Street Small/Mid Cap Equity Index Portfolio	7,327,849	88,813,538
		464,211,531
DOMESTIC FIXED INCOME — 29.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	699,098	76,019,916
SPDR Portfolio Long Term Treasury ETF	1,566,360	64,267,751
State Street Aggregate Bond Index Portfolio	22,710,810	234,829,775
		375,117,442
INFLATION LINKED — 9.6%
SPDR Bloomberg Barclays TIPS ETF	4,276,655	121,970,201
INTERNATIONAL EQUITY — 21.6%
State Street Global Equity ex-U.S. Index Portfolio	27,170,018	273,873,778
REAL ESTATE — 2.4%
SPDR Dow Jones Global Real Estate ETF (b)	580,496	30,104,523
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,194,645,507)		1,265,277,475
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	3,372,148	3,372,148
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	37,258,571	$ 37,258,571
TOTAL SHORT-TERM INVESTMENTS (Cost $40,630,719)		$ 40,630,719
TOTAL INVESTMENTS—103.0% (Cost $1,235,276,226)		1,305,908,194
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.0)%		(37,925,367)
NET ASSETS—100.0%		$ 1,267,982,827
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,265,277,475	$—	$—	$1,265,277,475
Short-Term Investments	40,630,719	—	—	40,630,719
TOTAL INVESTMENTS	$1,305,908,194	$—	$—	$1,305,908,194
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	1,726,491	$ 57,992,833	$ 18,865,744	$ 5,700,916	$ (147,640)	$ 5,009,895	699,098	$ 76,019,916	$ 2,636,552
SPDR Bloomberg Barclays TIPS ETF	1,525,330	82,200,034	39,727,251	5,550,875	(170,881)	5,764,672	4,276,655	121,970,201	2,248,448
SPDR Dow Jones Global Real Estate ETF	437,542	19,365,609	12,226,327	5,169,432	205,836	3,476,183	580,496	30,104,523	592,561
SPDR Portfolio Long Term Treasury ETF	1,615,726	56,615,039	22,690,190	25,591,039	1,405,758	9,147,803	1,566,360	64,267,751	1,137,066
State Street Aggregate Bond Index Portfolio	16,976,734	164,844,088	63,843,872	6,630,749	(113,372)	12,885,936	22,710,810	234,829,775	3,970,393
State Street Equity 500 Index II Portfolio	26,638,196	313,531,564	44,858,283	47,581,516	6,887,134	57,702,528	26,455,109	375,397,993	—
State Street Global Equity ex-U.S. Index Portfolio	25,109,397	226,486,759	41,224,419	21,054,189	2,587,925	24,628,864	27,170,018	273,873,778	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,371,562	3,371,562	158,029,775	158,029,189	—	—	3,372,148	3,372,148	58,500
State Street Navigator Securities Lending Portfolio II	37,759,701	37,759,701	658,861,056	659,362,186	—	—	37,258,571	37,258,571	220,635
State Street Small/Mid Cap Equity Index Portfolio	7,387,038	76,160,363	11,887,859	12,500,000	1,283,863	11,981,453	7,327,849	88,813,538	—
Total		$1,038,327,552	$1,072,214,776	$947,170,091	$11,938,623	$130,597,334		$1,305,908,194	$10,864,155
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 43.3%
State Street Equity 500 Index II Portfolio	29,790,303	$ 422,724,407
State Street Small/Mid Cap Equity Index Portfolio	9,707,094	117,649,978
		540,374,385
DOMESTIC FIXED INCOME — 27.2%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	453,338	49,295,974
SPDR Portfolio Long Term Treasury ETF (b)	2,992,306	122,774,315
State Street Aggregate Bond Index Portfolio	16,163,888	167,134,601
		339,204,890
INFLATION LINKED — 2.8%
SPDR Bloomberg Barclays TIPS ETF (b)	1,225,037	34,938,055
INTERNATIONAL EQUITY — 26.5%
State Street Global Equity ex-U.S. Index Portfolio	32,794,693	330,570,507
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,160,050,690)		1,245,087,837
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	2,594,474	2,594,474
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	9,002,700	$ 9,002,700
TOTAL SHORT-TERM INVESTMENTS (Cost $11,597,174)		$ 11,597,174
TOTAL INVESTMENTS—100.7% (Cost $1,171,647,864)		1,256,685,011
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%		(9,139,371)
NET ASSETS—100.0%		$ 1,247,545,640
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,245,087,837	$—	$—	$1,245,087,837
Short-Term Investments	11,597,174	—	—	11,597,174
TOTAL INVESTMENTS	$1,256,685,011	$—	$—	$1,256,685,011
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	956,744	$ 32,137,031	$ 15,329,305	$ 900,585	$ (9,133)	$ 2,739,356	453,338	$ 49,295,974	$1,567,431
SPDR Bloomberg Barclays TIPS ETF	426,260	22,971,151	10,983,237	600,276	(29,843)	1,613,786	1,225,037	34,938,055	641,531
SPDR Portfolio Long Term Treasury ETF	2,593,665	90,882,022	51,247,656	37,741,420	1,458,409	16,927,648	2,992,306	122,774,315	1,965,551
State Street Aggregate Bond Index Portfolio	12,335,296	119,775,729	42,168,559	4,130,000	(109,360)	9,429,673	16,163,888	167,134,601	2,886,235
State Street Equity 500 Index II Portfolio	28,381,227	334,047,047	54,944,716	36,284,420	6,080,558	63,936,506	29,790,303	422,724,407	—
State Street Global Equity ex-U.S. Index Portfolio	28,504,335	257,109,098	58,254,071	15,980,528	1,982,339	29,205,527	32,794,693	330,570,507	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,882,987	3,882,987	153,861,600	155,150,113	—	—	2,594,474	2,594,474	60,227
State Street Navigator Securities Lending Portfolio II	19,640,778	19,640,778	406,663,814	417,301,892	—	—	9,002,700	9,002,700	141,054
State Street Small/Mid Cap Equity Index Portfolio	9,299,159	95,874,330	18,200,000	13,201,551	1,933,961	14,843,238	9,707,094	117,649,978	—
Total		$976,320,173	$811,652,958	$681,290,785	$11,306,931	$138,695,734		$1,256,685,011	$7,262,029
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 47.8%
State Street Equity 500 Index II Portfolio	26,346,205	$ 373,852,645
State Street Small/Mid Cap Equity Index Portfolio	9,808,479	118,878,765
		492,731,410
DOMESTIC FIXED INCOME — 21.9%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	93,388	10,155,011
SPDR Portfolio Long Term Treasury ETF	2,471,894	101,421,811
State Street Aggregate Bond Index Portfolio	10,978,277	113,515,378
		225,092,200
INFLATION LINKED — 0.6%
SPDR Bloomberg Barclays TIPS ETF	229,199	6,536,756
INTERNATIONAL EQUITY — 29.5%
State Street Global Equity ex-U.S. Index Portfolio	30,141,917	303,830,526
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $961,456,660)		1,028,190,892
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d) (Cost $2,348,903)	2,348,903	$ 2,348,903
TOTAL INVESTMENTS—100.0% (Cost $963,805,563)		1,030,539,795
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(e)		(430,160)
NET ASSETS—100.0%		$ 1,030,109,635
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,028,190,892	$—	$—	$1,028,190,892
Short-Term Investment	2,348,903	—	—	2,348,903
TOTAL INVESTMENTS	$1,030,539,795	$—	$—	$1,030,539,795
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	113,039	$ 3,796,980	$ 6,138,588	$ 110,053	$ 92	$ 329,404	93,388	$ 10,155,011	$ 243,247
SPDR Bloomberg Barclays TIPS ETF	—	—	6,464,095	—	—	72,661	229,199	6,536,756	61,314
SPDR Portfolio Long Term Treasury ETF	2,142,736	75,081,469	40,362,884	29,297,222	862,534	14,412,146	2,471,894	101,421,811	1,628,397
State Street Aggregate Bond Index Portfolio	8,623,437	83,733,570	27,426,395	4,119,999	36,962	6,438,450	10,978,277	113,515,378	2,001,653
State Street Equity 500 Index II Portfolio	25,094,581	295,363,217	45,086,368	28,487,188	4,752,564	57,137,684	26,346,205	373,852,645	—
State Street Global Equity ex-U.S. Index Portfolio	26,185,518	236,193,372	51,116,478	12,082,812	1,566,473	27,037,015	30,141,917	303,830,526	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,267,995	3,267,995	124,764,640	125,683,732	—	—	2,348,903	2,348,903	45,488
State Street Navigator Securities Lending Portfolio II	—	—	53,626,719	53,626,719	—	—	—	—	10,397
State Street Small/Mid Cap Equity Index Portfolio	9,409,735	97,014,373	16,922,116	12,050,000	1,737,028	15,255,248	9,808,479	118,878,765	—
Total		$794,450,976	$371,908,283	$265,457,725	$8,955,653	$120,682,608		$1,030,539,795	$3,990,496
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.4%
State Street Equity 500 Index II Portfolio	22,596,759	$ 320,648,018
State Street Small/Mid Cap Equity Index Portfolio	9,752,278	118,197,604
		438,845,622
DOMESTIC FIXED INCOME — 16.6%
SPDR Portfolio Long Term Treasury ETF (b)	2,043,781	83,856,334
State Street Aggregate Bond Index Portfolio	5,570,887	57,602,970
		141,459,304
INTERNATIONAL EQUITY — 31.8%
State Street Global Equity ex-U.S. Index Portfolio	26,901,146	271,163,545
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $792,970,343)		851,468,471
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	2,743,358	2,743,358
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	4,200	$ 4,200
TOTAL SHORT-TERM INVESTMENTS (Cost $2,747,558)		$ 2,747,558
TOTAL INVESTMENTS—100.1% (Cost $795,717,901)		854,216,029
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(627,646)
NET ASSETS—100.0%		$ 853,588,383
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$851,468,471	$—	$—	$851,468,471
Short-Term Investments	2,747,558	—	—	2,747,558
TOTAL INVESTMENTS	$854,216,029	$—	$—	$854,216,029
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,703,593	$ 59,693,899	$ 32,546,736	$ 20,830,387	$ 957,048	$ 11,489,038	2,043,781	$ 83,856,334	$1,323,883
State Street Aggregate Bond Index Portfolio	3,740,116	36,316,524	19,270,014	960,000	(3,974)	2,980,406	5,570,887	57,602,970	931,096
State Street Equity 500 Index II Portfolio	20,572,466	242,137,916	45,902,090	18,818,894	3,197,178	48,229,728	22,596,759	320,648,018	—
State Street Global Equity ex-U.S. Index Portfolio	22,354,298	201,635,770	51,132,601	6,270,036	852,748	23,812,462	26,901,146	271,163,545	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,484,650	2,484,650	106,269,320	106,010,612	—	—	2,743,358	2,743,358	39,763
State Street Navigator Securities Lending Portfolio II	—	—	16,525,675	16,521,475	—	—	4,200	4,200	1,824
State Street Small/Mid Cap Equity Index Portfolio	8,860,607	91,352,859	20,480,964	9,733,304	1,597,721	14,499,364	9,752,278	118,197,604	—
Total		$633,621,618	$292,127,400	$179,144,708	$6,600,721	$101,010,998		$854,216,029	$2,296,566
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 54.4%
State Street Equity 500 Index II Portfolio	17,479,311	$ 248,031,420
State Street Small/Mid Cap Equity Index Portfolio	8,707,705	105,537,392
		353,568,812
DOMESTIC FIXED INCOME — 11.6%
SPDR Portfolio Long Term Treasury ETF	1,559,771	63,997,404
State Street Aggregate Bond Index Portfolio	1,101,883	11,393,469
		75,390,873
INTERNATIONAL EQUITY — 33.8%
State Street Global Equity ex-U.S. Index Portfolio	21,816,314	219,908,442
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $611,061,655)		648,868,127
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b)(c) (Cost $1,995,880)	1,995,880	1,995,880
TOTAL INVESTMENTS—100.1% (Cost $613,057,535)		650,864,007
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(686,999)
NET ASSETS—100.0%		$ 650,177,008

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$648,868,127	$—	$—	$648,868,127
Short-Term Investment	1,995,880	—	—	1,995,880
TOTAL INVESTMENTS	$650,864,007	$—	$—	$650,864,007
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,242,947	$ 43,552,863	$ 25,857,337	$ 14,834,041	$ 529,907	$ 8,891,338	1,559,771	$ 63,997,404	$ 993,619
State Street Aggregate Bond Index Portfolio	454,389	4,412,120	6,638,894	100,000	910	441,545	1,101,883	11,393,469	143,894
State Street Equity 500 Index II Portfolio	15,289,570	179,958,234	42,827,688	13,559,726	2,406,775	36,398,449	17,479,311	248,031,420	—
State Street Global Equity ex-U.S. Index Portfolio	17,325,315	156,274,342	49,359,575	5,019,903	691,371	18,603,057	21,816,314	219,908,442	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,500,610	2,500,610	95,260,988	95,765,718	—	—	1,995,880	1,995,880	31,784
State Street Navigator Securities Lending Portfolio II	—	—	15,595,375	15,595,375	—	—	—	—	1,575
State Street Small/Mid Cap Equity Index Portfolio	7,565,066	77,995,834	21,183,679	7,462,529	1,053,213	12,767,195	8,707,705	105,537,392	—
Total		$464,694,003	$256,723,536	$152,337,292	$4,682,176	$77,101,584		$650,864,007	$1,170,872
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 55.4%
State Street Equity 500 Index II Portfolio	11,963,861	$ 169,767,191
State Street Small/Mid Cap Equity Index Portfolio	6,232,994	75,543,889
		245,311,080
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF (b)	1,061,055	43,535,087
INTERNATIONAL EQUITY — 34.5%
State Street Global Equity ex-U.S. Index Portfolio	15,147,598	152,687,786
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $413,538,784)		441,533,953
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	1,360,132	1,360,132
State Street Navigator Securities Lending Portfolio II (e)(f)	2,931,600	2,931,600
TOTAL SHORT-TERM INVESTMENTS (Cost $4,291,732)		$ 4,291,732
TOTAL INVESTMENTS—100.7% (Cost $417,830,516)		445,825,685
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%		(3,212,145)
NET ASSETS—100.0%		$ 442,613,540

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$441,533,953	$—	$—	$441,533,953
Short-Term Investments	4,291,732	—	—	4,291,732
TOTAL INVESTMENTS	$445,825,685	$—	$—	$445,825,685
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	798,634	$ 27,984,136	$ 18,601,190	$ 9,335,118	$ 508,310	$ 5,776,569	1,061,055	$ 43,535,087	$658,359
State Street Equity 500 Index II Portfolio	9,869,800	116,167,543	35,611,367	7,440,212	1,327,914	24,100,579	11,963,861	169,767,191	—
State Street Global Equity ex-U.S. Index Portfolio	11,275,750	101,707,269	41,158,831	2,824,298	367,333	12,278,651	15,147,598	152,687,786	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,877,322	1,877,322	76,864,131	77,381,321	—	—	1,360,132	1,360,132	22,456
State Street Navigator Securities Lending Portfolio II	—	—	9,449,075	6,517,475	—	—	2,931,600	2,931,600	1,298
State Street Small/Mid Cap Equity Index Portfolio	5,027,392	51,832,413	18,822,968	4,317,123	668,326	8,537,305	6,232,994	75,543,889	—
Total		$299,568,683	$200,507,562	$107,815,547	$2,871,883	$50,693,104		$445,825,685	$682,113
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 55.5%
State Street Equity 500 Index II Portfolio	6,134,661	$ 87,050,838
State Street Small/Mid Cap Equity Index Portfolio	3,197,225	38,750,363
		125,801,201
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF (b)	543,719	22,308,791
INTERNATIONAL EQUITY — 34.5%
State Street Global Equity ex-U.S. Index Portfolio	7,763,121	78,252,259
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $215,791,950)		226,362,251
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d) (Cost $942,583)	942,583	942,583
TOTAL INVESTMENTS—100.2% (Cost $216,734,533)		227,304,834
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(555,930)
NET ASSETS—100.0%		$ 226,748,904

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$226,362,251	$—	$—	$226,362,251
Short-Term Investment	942,583	—	—	942,583
TOTAL INVESTMENTS	$227,304,834	$—	$—	$227,304,834
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	352,151	$ 12,339,371	$ 11,241,788	$ 4,355,506	$ 136,354	$ 2,946,784	543,719	$ 22,308,791	$315,523
State Street Equity 500 Index II Portfolio	4,350,416	51,204,388	27,665,821	3,576,406	564,777	11,192,258	6,134,661	87,050,838	—
State Street Global Equity ex-U.S. Index Portfolio	4,970,244	44,831,602	28,943,358	1,218,507	141,394	5,554,412	7,763,121	78,252,259	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	991,215	991,215	53,570,713	53,619,345	—	—	942,583	942,583	13,312
State Street Navigator Securities Lending Portfolio II	—	—	828,650	828,650	—	—	—	—	61
State Street Small/Mid Cap Equity Index Portfolio	2,215,930	22,846,240	13,700,926	1,880,000	220,866	3,862,331	3,197,225	38,750,363	—
Total		$132,212,816	$135,951,256	$65,478,414	$1,063,391	$23,555,785		$227,304,834	$328,896
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 55.5%
State Street Equity 500 Index II Portfolio	1,468,186	$ 20,833,568
State Street Small/Mid Cap Equity Index Portfolio	766,054	9,284,572
		30,118,140
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	129,651	5,319,581
INTERNATIONAL EQUITY — 34.5%
State Street Global Equity ex-U.S. Index Portfolio	1,853,321	18,681,471
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $52,254,167)		54,119,192
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b)(c) (Cost $372,453)	372,453	372,453
TOTAL INVESTMENTS—100.5% (Cost $52,626,620)		54,491,645
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%		(274,371)
NET ASSETS—100.0%		$ 54,217,274

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$54,119,192	$—	$—	$54,119,192
Short-Term Investment	372,453	—	—	372,453
TOTAL INVESTMENTS	$54,491,645	$—	$—	$54,491,645
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	69,105	$ 2,421,439	$ 8,656,847	$ 6,459,616	$196,535	$ 504,376	129,651	$ 5,319,581	$70,951
State Street Equity 500 Index II Portfolio	852,220	10,030,631	11,065,519	2,808,638	115,682	2,430,374	1,468,186	20,833,568	—
State Street Global Equity ex-U.S. Index Portfolio	974,192	8,787,215	10,994,130	2,308,016	(65,005)	1,273,147	1,853,321	18,681,471	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	355,295	355,295	21,997,482	21,980,324	—	—	372,453	372,453	4,199
State Street Navigator Securities Lending Portfolio II	—	—	3,516,975	3,516,975	—	—	—	—	226
State Street Small/Mid Cap Equity Index Portfolio	434,259	4,477,205	5,301,849	1,329,628	25,758	809,388	766,054	9,284,572	—
Total		$26,071,785	$61,532,802	$38,403,197	$272,970	$5,017,285		$54,491,645	$75,376
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.6%
AUSTRALIA — 3.2%
Woodside Petroleum, Ltd.	2,481	$ 54,182
CHINA — 11.3%
China Construction Bank Corp. Class H	59,000	45,006
CITIC Securities Co., Ltd. Class H	27,000	50,560
Dali Foods Group Co., Ltd. (a)	72,000	44,177
Shanghai Industrial Urban Development Group, Ltd.	23,000	2,904
Zhuzhou CRRC Times Electric Co., Ltd. Class H	12,300	50,914
		193,561
FRANCE — 12.4%
BNP Paribas SA	1,076	52,401
Nexans SA	1,429	52,750
Sanofi	621	57,587
Societe Generale SA	1,838	50,375
		213,113
GERMANY — 5.8%
Bayerische Motoren Werke AG	714	50,277
HeidelbergCement AG	678	49,021
		99,298
HONG KONG — 5.7%
Shanghai Industrial Holdings, Ltd. (b)	23,000	42,835
WH Group, Ltd. (a)	60,500	54,176
		97,011
HUNGARY — 2.8%
Richter Gedeon Nyrt	2,989	48,349
ITALY — 2.9%
Assicurazioni Generali SpA	2,574	49,894
JAPAN — 17.6%
Hitachi High-Technologies Corp.	900	51,964
KDDI Corp.	1,800	47,051
Ono Pharmaceutical Co., Ltd.	2,700	48,891
Sumitomo Mitsui Financial Group, Inc.	1,500	51,284
Sumitomo Mitsui Trust Holdings, Inc.	1,400	50,468
Zeon Corp.	4,300	52,400
		302,058
NETHERLANDS — 3.0%
Boskalis Westminster	2,439	50,893
SOUTH KOREA — 8.5%
Hyundai Motor Co.	442	49,515
Samsung Electronics Co., Ltd. Preference Shares	1,688	55,742
Samsung Fire & Marine Insurance Co., Ltd.	217	40,456
		145,713
Security Description	Shares	Value
SPAIN — 5.2%
Banco Bilbao Vizcaya Argentaria SA	9,054	$ 47,187
Siemens Gamesa Renewable Energy SA	3,043	41,302
		88,489
SWITZERLAND — 5.9%
ABB, Ltd.	2,349	46,196
Credit Suisse Group AG (b)	4,401	54,000
		100,196
TAIWAN — 3.1%
Catcher Technology Co., Ltd.	7,000	53,023
UNITED KINGDOM — 5.6%
easyJet PLC	3,490	49,459
TechnipFMC PLC	1,907	45,759
		95,218
UNITED STATES — 2.6%
Newmont Goldcorp Corp.	1,198	45,332
TOTAL COMMON STOCKS (Cost $1,691,176)		1,636,330

SHORT-TERM INVESTMENT — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c) (d) (Cost $81,859)	81,859	81,859
TOTAL INVESTMENTS — 100.4% (Cost $1,773,035)		1,718,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,087)
NET ASSETS — 100.0%		$ 1,711,102
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,636,330	$—	$—	$1,636,330
Short-Term Investment	81,859	—	—	81,859
TOTAL INVESTMENTS	$1,718,189	$—	$—	$1,718,189
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$372,833	$290,974	$—	$—	81,859	$81,859	$1,178
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
CHINA — 91.3%
Alibaba Group Holding, Ltd. ADR (a)	4,303	$ 719,591
ANTA Sports Products, Ltd.	13,000	107,540
Baidu, Inc. ADR (a)	850	87,346
Bank of China, Ltd. Class H	144,000	56,576
China Construction Bank Corp. Class H	322,000	245,626
China Merchants Bank Co., Ltd. Class H	45,500	216,490
China Overseas Land & Investment, Ltd.	6,000	18,866
China Petroleum & Chemical Corp. Class H	80,000	47,555
China Vanke Co., Ltd. Class H	16,000	55,719
CNOOC, Ltd.	56,000	85,435
Country Garden Holdings Co., Ltd.	43,000	54,467
Ctrip.com International, Ltd. ADR (a)	654	19,156
Foshan Haitian Flavouring & Food Co., Ltd. Class A	800	12,313
Gree Electric Appliances, Inc. of Zhuhai Class A	12,600	101,101
Industrial & Commercial Bank of China, Ltd. Class H	307,000	205,596
JD.com, Inc. ADR (a)	10,077	284,272
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,000	56,489
Kweichow Moutai Co., Ltd. Class A	1,700	273,763
Longfor Group Holdings, Ltd. (b)	8,000	29,900
Midea Group Co., Ltd. Class A	9,100	65,116
NetEase, Inc. ADR	738	196,441
New Oriental Education & Technology Group, Inc. ADR (a)	149	16,503
Ping An Insurance Group Co. of China, Ltd. Class H	33,000	379,066
Shanghai International Airport Co., Ltd. Class A	4,000	44,687
Shenzhou International Group Holdings, Ltd.	6,500	84,904
TAL Education Group ADR (a)	4,242	145,246
Security Description	Shares	Value
Tencent Holdings, Ltd.	19,300	$ 812,927
Wuliangye Yibin Co., Ltd. Class A	11,800	214,479
Wuxi Biologics Cayman, Inc. (a)(b)	10,000	102,049
		4,739,219
HONG KONG — 6.1%
AIA Group, Ltd.	16,600	156,802
China Mobile, Ltd.	17,500	144,766
China Resources Land, Ltd.	4,000	16,761
		318,329
TOTAL COMMON STOCKS (Cost $4,899,609)		5,057,548

SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c) (d) (Cost $89,973)	89,973	89,973
TOTAL INVESTMENTS — 99.2% (Cost $4,989,582)		5,147,521
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		44,034
NET ASSETS — 100.0%		$ 5,191,555
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,057,548	$—	$—	$5,057,548
Short-Term Investment	89,973	—	—	89,973
TOTAL INVESTMENTS	$5,147,521	$—	$—	$5,147,521
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$700,785	$610,812	$—	$—	89,973	$89,973	$708
See accompanying notes to schedule of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Defensive Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Defensive Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of each Portfolio's or Fund's investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in each Portfolio’s or Fund’s respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019, are disclosed in the Funds' Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$2,625,495,528	$882,243,315	$ 81,902,577	$800,340,738
State Street Aggregate Bond Index Portfolio	1,169,718,143	43,560,562	1,345,231	42,215,331
State Street Global Equity ex-U.S. Index Portfolio	2,159,061,761	260,438,344	176,693,521	83,744,823
State Street Small/Mid Cap Equity Index Portfolio	845,146,387	115,731,000	69,416,976	46,314,024
State Street Defensive Global Equity Fund	2,073,097	304,634	45,124	259,510
State Street Emerging Markets Equity Index Fund	613,691,620	125,060,114	54,448,176	70,611,938
State Street Hedged International Developed Equity Index Fund	3,362,616,789	216,615,705	7,453,054	209,162,651
State Street Target Retirement Fund	242,294,115	5,777,591	648,784	5,128,807
State Street Target Retirement 2015 Fund	273,605,951	7,456,773	720,816	6,735,957
State Street Target Retirement 2020 Fund	961,925,936	42,874,201	59,517	42,814,684
State Street Target Retirement 2025 Fund	1,239,201,905	66,707,184	895	66,706,289
State Street Target Retirement 2030 Fund	1,174,778,846	81,928,518	22,353	81,906,165
State Street Target Retirement 2035 Fund	966,249,936	64,289,859	—	64,289,859
State Street Target Retirement 2040 Fund	797,241,184	56,974,845	—	56,974,845
State Street Target Retirement 2045 Fund	614,022,253	36,841,754	—	36,841,754
State Street Target Retirement 2050 Fund	418,388,592	27,437,093	—	27,437,093
State Street Target Retirement 2055 Fund	216,950,617	10,498,579	144,362	10,354,217
State Street Target Retirement 2060 Fund	52,722,929	1,836,142	67,426	1,768,716
State Street International Value Spotlight Fund	1,792,000	68,483	142,294	(73,811)
State Street China Equity Select Fund	4,989,582	244,147	86,208	157,939
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.